    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 29, 2002

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]               Pre-Effective Amendment No.

[X]               Post-Effective Amendment No. 57

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]               Amendment No.   59

                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Denver, Colorado               80206
--------------------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                     ---------------------------

Jack R. Thompson, 210 University Boulevard, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

               __ Immediately upon filing pursuant to paragraph (b)
               __ On (date) pursuant to paragraph (b)
               XX 60 days after filing pursuant to paragraph (a)(1) __ on (date) pursuant to paragraph (a) (1)
               __ 75 days after filing pursuant to paragraph (a)(2)
               __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Title of Securities Being Registered: Shares of Beneficial Interest of the Berger Mid Cap Growth Fund, Berger Small Company Growth Fund - Investor Shares, Berger Small Company Growth Fund - Institutional Shares, Berger Information Technology Fund - Investor Shares, Berger Information Technology Fund - Institutional Shares, Berger Large Cap Value Fund - Investor Shares, Berger Large Cap Value Fund - Institutional Shares, Berger Mid Cap Value Fund - Investor Shares, Berger Mid Cap Value Fund - Institutional Shares, Berger Small Cap Value Fund II - Investor Shares, Berger Small Cap Value Fund II

         - Institutional Shares, Berger Small Cap Value Fund II - Service Shares and Berger Balanced Fund.


                                EXPLANATORY NOTE

         This amendment to the Registration Statement of the Berger Investment Portfolio Trust contains the following:

Four Prospectuses:

         One for the combined retail Berger Funds, including the Berger Mid Cap Growth Fund, Berger Small Company Growth Fund - Investor Shares, Berger Information Technology Fund - Investor Shares, Berger Large Cap Value Fund - Investor Shares, Berger Mid Cap Value Fund - Investor Shares, Berger Small Cap Value Fund II - Investor Shares and Berger Balanced Fund.

         One for the Berger Small Company Growth Fund - Institutional Shares One for the Berger Information Technology Fund - Institutional Shares One for the Berger Large Cap Value Fund - Institutional Shares
         One for the Berger Mid Cap Value Fund - Institutional Shares
         One for the Berger Small Cap Value Fund II - Institutional Shares
         One for the Berger Small Cap Value Fund II - Service Shares

Four Statements of Additional Information:

         One for the combined retail Berger Funds, including the Berger Mid Cap Growth Fund, Berger Small Company Growth Fund - Investor Shares, Berger Information Technology Fund - Investor Shares, Berger Large Cap Value Fund - Investor Shares, Berger Mid Cap Value Fund - Investor Shares, Berger Small Cap Value Fund II - Investor Shares, and Berger Balanced Fund.

         One for the Berger Small Company Growth Fund - Institutional Shares One for the Berger Information Technology Fund - Institutional Shares One for the Berger Large Cap Value Fund - Institutional Shares
         One for the Berger Mid Cap Value Fund - Institutional Shares
         One for the Berger Small Cap Value Fund II - Institutional Shares
         One for the Berger Small Cap Value Fund II - Service Shares

One Part C

________, 2003


BERGER FUNDS
PROSPECTUS

[BERGER FUNDS LOGO]

BERGER GROWTH FUND

BERGER LARGE CAP GROWTH FUND

BERGER MID CAP GROWTH FUND

BERGER SMALL COMPANY GROWTH FUND -- INVESTOR SHARES


BERGER INFORMATION TECHNOLOGY FUND -- INVESTOR SHARES


BERGER LARGE CAP VALUE FUND -- INVESTOR SHARES


BERGER MID CAP VALUE FUND -- INVESTOR SHARES



BERGER SMALL CAP VALUE FUND II -- INVESTOR SHARES


BERGER BALANCED FUND


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus, or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.



Like all mutual funds, an investment in the Berger Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Funds will meet their investment goals and you could lose money in the Funds.

BERGER FUNDS, BERGER SMALL COMPANY GROWTH FUND, BERGER BALANCED FUND, BERGER MID CAP GROWTH FUND, BERGER INFORMATION TECHNOLOGY FUND, BERGER GROWTH FUND and BERGER MID CAP VALUE FUND are registered servicemarks of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER SMALL CAP VALUE FUND II, BERGER LARGE CAP GROWTH FUND and BERGER LARGE CAP VALUE FUND are servicemarks of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS



BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. Each of the following sections introduces a Fund, its goal(s), principal investment strategies and principal risks. They also contain expense and performance information.



BERGER GROWTH FUND(R).....................................................     4
BERGER LARGE CAP GROWTH FUND(SM)..........................................     6
BERGER MID CAP GROWTH FUND(R).............................................     8
BERGER SMALL COMPANY GROWTH FUND(R) -- INVESTOR SHARES....................    10
BERGER INFORMATION TECHNOLOGY FUND(R) -- INVESTOR SHARES..................    12
BERGER LARGE CAP VALUE FUND(SM) -- INVESTOR SHARES........................    14
BERGER MID CAP VALUE FUND(R) -- INVESTOR SHARES...........................    16
BERGER SMALL CAP VALUE FUND II(SM) -- INVESTOR SHARES.....................    18
BERGER BALANCED FUND(R)...................................................    20
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS....................    22
RISK AND INVESTMENT TABLE.................................................    23
RISK AND INVESTMENT GLOSSARY..............................................    24
HOW TO CONTACT US.........................................................    26
TO OPEN AN ACCOUNT OR PURCHASE SHARES.....................................    27
EXCHANGING SHARES.........................................................    28
SELLING (REDEEMING) SHARES................................................    29
SIGNATURE GUARANTEE/SPECIAL DOCUMENTATION.................................    29
INFORMATION ABOUT YOUR ACCOUNT............................................    30
EXCESSIVE TRADING.........................................................    30
ONLINE AND TELEPHONE CONSIDERATIONS.......................................    30
YOUR SHARE PRICE..........................................................    30
PRIVACY NOTICE............................................................    31
DISTRIBUTIONS AND TAXES...................................................    32
TAX-SHELTERED RETIREMENT PLANS............................................    33
ORGANIZATION OF THE BERGER FUNDS FAMILY...................................    34
INVESTMENT MANAGERS.......................................................    34
12b-1 ARRANGEMENTS........................................................    36
SPECIAL FUND STRUCTURES...................................................    36
FINANCIAL HIGHLIGHTS FOR THE BERGER FUNDS FAMILY..........................    37
BERGER GROWTH FUND........................................................    37
BERGER LARGE CAP GROWTH FUND..............................................    38
BERGER MID CAP GROWTH FUND................................................    38
BERGER SMALL COMPANY GROWTH FUND -- INVESTOR SHARES.......................    39
BERGER INFORMATION TECHNOLOGY FUND -- INVESTOR SHARES.....................    39
BERGER MID CAP VALUE FUND -- INVESTOR SHARES..............................    41
BERGER BALANCED FUND......................................................    42





                               Berger Funds o ________, 2003 Combined Prospectus

4

BERGER GROWTH FUND


Ticker Symbol  BEONX
Fund Number    43




THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of established companies with the potential for growth.

The Fund's stock selection by the Fund's investment manager focuses on companies that have demonstrated an ability to generate above-average growth in revenue and earnings regardless of the company's size.

The Fund's investment manager generally looks for companies with:

o Strong revenue and earnings growth

o Large market potential for their products and services

o Proven, capable management teams with clearly-defined strategies for future growth.

The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.


Although the Fund is expected to invest in stocks of companies of all sizes, including large companies, the Fund's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Small and mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflects Fund expenses. As with all mutual funds, past performance does not guarantee future results.



Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31


[BAR GRAPH]

21.20%  -6.66%  21.34%  13.73%  13.57%  16.23%  52.28%  -18.89%  -32.47%

1993     1994   1995    1996    1997    1998    1999     2000     2001      2002



BEST QUARTER: 12/31/99                         %



WORST QUARTER: 12/31/00                        %



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 3000 Growth Index, the Fund's benchmark index. The Russell 3000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.




Berger Funds o ________, 2003 Combined Prospectus

Berger Funds


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002



                                                1 Year     5 Years     10 Years
-------------------------------------------------------------------------------
Return Before Taxes

Return After Taxes on Distributions

Return After Taxes on Distributions
and Sale of Fund Shares

Russell 3000 Growth (reflects no deduction for fees, expenses or taxes)


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)               %
-------------------------------------------------
Management fee

Distribution (12b-1) fee                      .25

Other expenses
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------


UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

 o $10,000 initial investment

 o 5% total return for each year

 o Fund operating expenses remain the same for each period

 o Redemption after the end of each period

 o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                              $
---------------------------------------
One

Three

Five

Ten
---------------------------------------




                               Berger Funds o ________, 2003 Combined Prospectus

6

BERGER LARGE CAP GROWTH FUND


Ticker Symbol  BEOOX
Fund Number    44


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the securities of large, well-established companies that have potential for growth.

The Fund's security selection focuses on the common stocks of larger companies that have demonstrated a history of growth in revenues and earnings.

The Fund's investment manager generally looks for companies with:

o Opportunities for above-average revenue and earnings growth

o Strong market positions for their products and services

o Strong, seasoned management teams with well-established and clearly defined strategies.


Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (BB or lower by Standard & Poor's, Ba or lower by Moody's). The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

To the extent the Fund invests in fixed-income securities it takes on different risks, including movements in interest rates and default on payment of principal or interest. In addition, the Fund may invest in convertible securities rated below investment grade, which may pose greater market, interest rate, prepayment and credit risks. These issuers are less financially secure, and are more likely to be hurt by interest rate movements. In addition, if the Fund does engage in active trading, this will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

23.57%  -9.07%  23.92%  15.61%  22.70%  22.49%  61.32%  -11.26%  -26.38%

1993     1994   1995    1996    1997    1998    1999     2000     2001     2002



BEST QUARTER: 12/31/99                  %

WORST QUARTER: 9/30/01                  %



(1) Effective January 29,2001,the Fund changed its name and non-fundamental investment strategies from that of a growth and income fund to a large cap growth fund.



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 1000 Growth Index, the Fund's benchmark index. The Russell 1000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 1000 companies with




Berger Funds o ________, 2003 Combined Prospectus

Berger Funds


higher price-to-book ratios and higher forecasted growth values. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 20021



                                                1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
Return Before Taxes

Return After Taxes on
Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares

Russell 1000 Growth
(reflects no deduction for
fees, expenses or taxes)
--------------------------------------------------------------------------------


(1) Effective January 29, 2001, the Fund changed its name and non-fundamental investment strategies from that of a growth and income fund to a large cap growth fund.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                      %
--------------------------------------------------------
Management fee

Distribution (12b-1) fee                             .25

Other expenses
---------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------


UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

 o $10,000 initial investment

 o 5% total return for each year

 o Fund operating expenses remain the same for each period

 o Redemption after the end of each period

 o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                           $
-------------------------------------------------
One

Three

Five

Ten
--------------------------------------------------



                               Berger Funds o ________, 2003 Combined Prospectus

8

BERGER MID CAP GROWTH FUND

Ticker Symbol  BEMGX
Fund Number    215

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies with the potential for strong revenue and earnings growth.

The Fund's stock selection focuses on companies that commit their resources to innovative products or services for unique, changing or rapidly growing markets.

The Fund's investment manager generally looks for companies with:

o Strong revenue and earnings growth fundamentals and leading market share in their industry or business sector

o Strong management teams with established organizational structures

o Strong balance sheets and the ability to efficiently finance their growth.


Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Midsized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

54.38%  151.46%  -25.15%  -39.03%

1998    1999      2000     2001      2002



BEST QUARTER: 12/31/99                         %

WORST QUARTER: 9/30/01                         %



(1) Initial Public Offerings constituted a significant portion of the Fund's performance during 1998 and 1999 and there can be no assurance that IPOs will have such an impact in the future.



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell Midcap Growth Index, the Fund's benchmark index. The Russell Midcap Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell Midcap companies with




Berger Funds o ________, 2003 Combined Prospectus

Berger Funds


higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of the Russell 1000 Growth Index. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002



                                                             Life of the Fund
                                     1 Year                 (December 31, 1997)
--------------------------------------------------------------------------------
Return Before Taxes

Return After Taxes on
Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares

Russell Midcap Growth
(reflects no deduction for
fees, expenses or taxes)
--------------------------------------------------------------------------------


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                %
---------------------------------------------------
Management fee

Distribution (12b-1) fee                        .25

Other expenses
----------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------


UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                               $
-------------------------------------
One

Three

Five

Ten
-------------------------------------



                               Berger Funds o ________, 2003 Combined Prospectus

10

BERGER SMALL COMPANY GROWTH FUND -- INVESTOR SHARES

Ticker Symbol  BESCX
Fund Number    345

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry.

The Fund's investment manager generally looks for companies with:

o An innovative technology, product or service that may enable the company to be a market share leader

o Strong entrepreneurial management with clearly defined strategies for growth

o Relatively strong balance sheets.


Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31


[BAR GRAPH]

13.73%  33.80%  16.77%  16.16%  3.17%  104.39%  -8.27%  -33.82%

1994    1995    1996    1997    1998    1999     2000    2001        2002



BEST QUARTER: 12/31/99                         %

WORST QUARTER: 9/30/01                         %



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 2000 Growth Index, the Fund's benchmark index. The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth val-




Berger Funds o ________, 2003 Combined Prospectus

Berger Funds


ues. It is a generally recognized indicator used to measure overall small company growth-stock performance. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002



                                                            Life of the Fund
                                 1 Year      5 Years       (December 30, 1993)
--------------------------------------------------------------------------------
Return Before Taxes

Return After Taxes on
Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares

Russell 2000 Growth
(reflects no deduction for
fees, expenses or taxes)
--------------------------------------------------------------------------------


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)             %
------------------------------------------------
Management fee

Distribution (12b-1) fee                     .25
Other expenses
------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
------------------------------------------------


UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions


Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                               $
-------------------------------------
One

Three

Five

Ten
-------------------------------------



                               Berger Funds o ________, 2003 Combined Prospectus

12

BERGER INFORMATION TECHNOLOGY FUND -- INVESTOR SHARES


Ticker Symbol  BINVX
Fund Number    912



THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund invests at least 80% of its assets in common stocks of companies in the information technology group of industries, such as software, hardware, computer consulting services, communications and Internet services and products.

The Fund's investment manager analyzes trends in information technology spending and demand, then identifies companies it believes are best positioned to benefit from those trends. The Fund generally invests the remainder of its assets in information technology-related companies whose stock price the investment manager believes is undervalued relative to their assets, earnings, cash flow or business franchise.

The Fund's investment manager generally looks for companies:

o That dominate their industries or a particular market segment

o That have or are developing products or services that represent significant technological advancements or improvements

o That have strong fundamentals, strong management and strong product positioning.

The Fund primarily invests in common stocks. The Fund is free to invest in companies of any size market capitalization. In certain unusual circumstances, the Fund may be unable to remain invested in securities of companies at the stated level. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

Given the Fund's concentration in industries that are rapidly changing, its share price may fluctuate more than that of funds invested in more stable industries. Companies in the information technology industries may have narrow product lines and their products and services are often subject to intense competition and rapid obsolescence.

Because the Fund's investments are focused in the information technology sector, the Fund is more susceptible to adverse events and market pressures impacting the industries included in that sector, which may pose greater market and liquidity risk.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

62.72%   161.40%   -28.06%    -39.16%

1998     1999       2000       2001         2002



BEST QUARTER: 12/31/99      %

WORST QUARTER: 3/31/01      %


(1) Initial Public Offerings constituted a significant portion of the Fund's performance during 1999 and there can be no assurance that IPOs will have such an impact in the future.


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Nasdaq-100 Index, the Fund's benchmark index. The Nasdaq-100 Index is an unmanaged index, with dividends reinvested, which reflects Nasdaq's largest compa-




Berger Funds o ________, 2003 Combined Prospectus

Berger Funds


nies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002



                                                Life of the Fund
                                   1 Year        (April 8, 1997)
-----------------------------------------------------------------
Return Before Taxes

Return After Taxes on
  Distributions

Return After Taxes on
  Distributions and Sale of
  Fund Shares

Nasdaq-100 (reflects no
  deduction for fees,
  expenses or taxes)
-------------------------------------------------------------------


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

SHAREHOLDER TRANSACTION EXPENSES                                 %
--------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed
or exchanged if shares are held less than 6 months)             1.00

Exchange Fee*                                                   None
--------------------------------------------------------------------

*The 1% redemption fee referenced in the table will be imposed on shares exchanged if held less than 6 months, since an exchange is treated as a redemption followed by a purchase.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                                 %
---------------------------------------------------------------------
Management fee

Distribution (12b-1) fee                                         .25

Other expenses
---------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------


UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                             $
-----------------------------------------------------
One

Three

Five

Ten
-----------------------------------------------------



Berger Funds o ________, 2003 Combined Prospectus

14

BERGER LARGE CAP VALUE FUND -- INVESTOR SHARES


Ticker Symbol  BLCVX
Fund Number    217



THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund invests primarily in the common stocks of large companies whose stock prices are believed to be undervalued.


The Fund's investment manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund.


The Fund's investment manager generally looks for companies:

o That have strong fundamentals and strong management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.


Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of companies whose market capitalization, at the time of initial purchase, is $9 billion or more. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectation for appreciation.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a longterm investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.


The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present greater market and information risks.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.



Year-by-year returns show how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.



YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31



[BAR GRAPH]

        2002



BEST QUARTER:       %

WORST QUARTER:      %



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 1000 Value Index, the Fund's benchmark index. The Russell 1000 Value Index is an unmanaged index, with dividends reinvested, that represents large capitalization U.S. stocks with less-than-average growth orientation. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002



                                                  Life of the Fund
                                   1 Year       (September 28, 2001)
--------------------------------------------------------------------
Return Before Taxes

Return After Taxes on
  Distributions

Return After Taxes
  on Distributions and Sale
  of Fund Shares

Russell 1000 Value
  (reflects no deduction for
  fees, expenses or taxes)
---------------------------------------------------------------------



Berger Funds o ________, 2003 Combined Prospectus 2002

Berger Funds

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                       %
----------------------------------------------------------
Management fee

Distribution (12b-1) fee                               .25

Other expenses(1)
----------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------
Expense Reimbursement(2)
----------------------------------------------------------
NET EXPENSES
----------------------------------------------------------


(1) "Other expenses" are based on estimated expenses for the Investor Shares class and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.


(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Investor Shares class to the extent transfer agency, shareholder reporting and registration expenses exceed .15% of the Investor Shares' average daily net assets during the fiscal year. The agreement may not be terminated
until September 30,     .


UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year


o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)


o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                          $
-------------------------------------------------
One

Three
--------------------------------------------------



                               Berger Funds o ________, 2003 Combined Prospectus

16


BERGER MID CAP VALUE FUND -- INVESTOR SHARES



Ticker Symbol  BEMVX
Fund Number    216


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued.

The Fund's investment selection focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

The Fund's investment manager generally looks for companies with:

o A low price relative to their assets, earnings, cash flow or business franchise

o Products and services that give them a competitive advantage

o Quality balance sheets and strong management.


The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least
80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations which could present increased market and information risks. The Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show how the Fund's performance has varied by illustrating the difference for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31


[BAR GRAPH]

21.56%   27.34%    20.52%

1999     2000      2001       2002



BEST QUARTER:  12/31/01   %

WORST QUARTER:  9/30/01   %




Berger Funds o ________, 2003 Combined Prospectus

Berger Funds


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell Midcap Value Index, the Fund's benchmark index. The Russell Midcap Value Index is an unmanaged index, with dividends reinvested, that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002



                                                Life of the Fund
                                1 Year          (August 12, 1998)
------------------------------------------------------------------
Return Before Taxes

Return After Taxes
  on Distributions

Return After Taxes
  on Distributions and Sale
  of Fund Shares

Russell Midcap Value
  (reflects no deduction
  for fees, expenses or taxes)
-------------------------------------------------------------------


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                              %
-----------------------------------------------------------------
Management fee

Distribution (12b-1) fee                                      .25

Other expenses
------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------


UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                   $
----------------------------------------------------------
One

Three

Five

Ten
-----------------------------------------------------------



                               Berger Funds o ________, 2003 Combined Prospectus

18


BERGER SMALL CAP VALUE FUND II -- INVESTOR SHARES



Ticker Symbol  BVSCX
Fund Number    918



THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES



The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.



The Fund's investment manager uses fundamental analysis and proprietary valuation models to select stocks for the Fund.



The Fund's investment manager generally looks for companies:



o That have strong fundamentals and competent management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.



The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. To a certain degree, the Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.



PRINCIPAL RISKS



You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.



The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present increased market and information risks.



See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.



THE FUND'S PAST PERFORMANCE



The Fund has no performance history since it did not commence operations until March 28, 2002.



Berger Funds o ________, 2003 Combined Prospectus

Berger Funds


FUND EXPENSES



As a shareholder in the Fund, you do not pay any sales loads, redemptions or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.



ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                              %
------------------------------------------------------------------
Management fee                                                0.85

Distribution (12b-1) fee                                      0.25

Other expenses                                                0.70
------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.80
------------------------------------------------------------------
EXPENSE REIMBURSEMENT(2)                                     (0.30)
------------------------------------------------------------------
NET EXPENSES                                                  1.50
------------------------------------------------------------------



(1) Based on estimates for the Fund's first year of operations.



(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Investor Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.25% of the Investor Shares' average daily net assets during the fiscal year. The agreement may not be terminated
until September 30,     .



UNDERSTANDING EXPENSES



Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.



EXAMPLE COSTS



The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:



o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o Redemption after the end of each period

o Reinvestment of all dividends and distributions



Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:



YEARS                                                  $
---------------------------------------------------------
One                                                   153

Three                                                 537
---------------------------------------------------------



                               Berger Funds o ________, 2003 Combined Prospectus

20

BERGER BALANCED FUND


Ticker Symbol  BEBAX
Fund Number    213


THE FUND'S GOALS AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation and current income. In pursuing these goals, the Fund primarily invests in a diversified group of domestic equity and fixed-income securities.

The allocation between equity and fixed-income securities is based upon the investment manager's assessment of available investment opportunities and relevant market, economic and financial factors.


The Fund's investment manager generally looks for companies:



o That have strong fundamentals and strong management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.


The Fund's equity investments consist primarily of common stocks of companies with mid-sized to large market capitalizations. The Fund's fixed-income investments are a variety of income-producing securities, such as short- to long-term corporate, U.S. government and government agency debt securities, convertible securities, preferred stocks and mortgage- backed securities. The investment manager believes its investment style emphasizing equity securities offers shareholders the opportunity for capital appreciation along with a reasonable level of capital preservation. Normally, equity securities are expected to range from 45% to 65% of the Fund's total assets. However, it is the Fund's policy to invest at least 25% of its total assets in fixed-income senior securities and at least 25% in equity securities. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (BB or lower by Standard & Poor's, Ba or lower by Moody's).

The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with the risks of equity and fixed-income investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment. The Fund may be riskier than other balanced funds that invest more heavily in fixed-income securities.

To the extent the Fund invests in fixed-income securities it takes on different risks, including movements in interest rates and default on payment of principal or interest, as well as market and call risks. In addition, the Fund may invest in convertible securities rated below investment grade, which may pose greater market, interest rate, prepayment and credit risks. These issuers are less financially secure, and are more likely to be hurt by interest rate movements. When interest rates are low, the Fund's income distributions to you may be reduced or eliminated.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

34.38%   44.58%   -3.30%   -11.77%

1998     1999      2000     2001        2002



BEST QUARTER: 12/31/99    %

WORST QUARTER: 9/30/01    %



(1) Initial Public Offerings constituted a significant portion of the Fund's performance during 1998 and 1999 and there can be no assurance that IPOs will have such an impact in the future.



Berger Funds o _________, 2003 Combined Prospectus

Berger Funds


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Standard & Poor's 500 Index (S&P 500) and a 60/40 blend, respectively, of the Russell 1000 Value Index and the Lehman Brothers U.S. Government/Credit Index. The Fund is adding the Russell 1000 Value Index and the Lehman Brothers U.S. Government/Credit Index blend because of its correlation to the investment style of the Fund. The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. The Russell 1000 Value Index is an unmanaged index, with dividends reinvested, that represents large capitalization U.S. stocks with less-than average growth orientation. The Lehman Brothers U.S. Government/Credit Index is an unmanaged index, whose issuers include the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporations whose debt is guaranteed by the U.S. government and other corporations. While the Fund does not seek to match the returns of the indexes, they are good indicators of general stock and bond market performance. You may not invest in the indexes, and unlike the Fund, they do not incur fees or charges.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(2)



                                                           Life of the Fund
                                     1 Year               (September 30, 1997)
------------------------------------------------------------------------------
Return Before Taxes

Return After Taxes
  on Distributions

Return After Taxes
  on Distributions and Sale
  of Fund Shares

S&P 500 (reflects no deduction
  for fees, expenses or taxes)

Russell 1000 Value/Lehman Brothers
  U.S. Govt./Credit
(reflects no deduction for fees,
  expenses or taxes)
-------------------------------------------------------------------------------



(2) Includes returns for the last quarter of 1997, which reflect a higher than normal level of trading activity undertaken to pursue equity opportunities available as the adviser was beginning to implement the Fund's long-term approach to equity management.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                  %
---------------------------------------------------------------------
Management fee

Distribution (12b-1) fee                                          .25

Other expenses
----------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------


UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                            $
-------------------------------------------------------------------
One

Three

Five

Ten
--------------------------------------------------------------------



                               Berger Funds o ________, 2003 Combined Prospectus

22

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST. . .

in any of the Berger Funds, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true - the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Berger Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Funds are not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Funds will meet their investment goals, and although you have the potential to make money, you could also lose money by investing in the Funds.

The table on the following page will help you further understand the risks the Funds take by investing in certain securities and the investment techniques used by the Berger Funds. A glossary follows. You may get more detailed information about the risks of investing in the Berger Funds in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the columns under the name of the Fund in which you are interested. The boxes will tell you:

Y Yes, the security or technique is permitted by a Fund and is EMPHASIZED by a Fund.
          ----------------------------------------------------------------------
<         (Note: character is a hollow Y) Yes, the security or technique is
          PERMITTED by a Fund.
          ----------------------------------------------------------------------
N         No, the security or technique is NOT PERMITTED by a Fund.
          ----------------------------------------------------------------------
F         The RESTRICTION IS FUNDAMENTAL to a Fund.
          (Fundamental restrictions cannot be changed without a shareholder vote.)
          ----------------------------------------------------------------------
5 Use of a security or technique is permitted, but subject to a RESTRICTION OF UP TO 5% OF TOTAL ASSETS.
          ----------------------------------------------------------------------
25 Use of a security or technique is permitted, but subject to a RESTRICTION OF UP TO 25% OF TOTAL ASSETS.
          ----------------------------------------------------------------------
33.3 Use of a security or technique is permitted, but subject to a RESTRICTION OF UP TO 33 1/3% OF TOTAL ASSETS.
          ----------------------------------------------------------------------
[ ] (Note: character is a hollow 5) Use of a security or technique is permitted, but subject to a RESTRICTION OF UP TO 5% OF NET ASSETS.
          ----------------------------------------------------------------------
[ ][ ][ ] (Note: character is a hollow 15) Use of a security or technique is permitted, but subject to a RESTRICTION OF UP TO 15% OF NET ASSETS.
          ----------------------------------------------------------------------

NOTES TO TABLE

(1) The Funds have no minimum quality standards for convertible securities, although they will not invest in defaulted securities. They also will not invest 20% or more of their assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.

(2) The Berger Balanced Fund may invest only in mortgage-backed securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in privately issued mortgage-backed or asset-backed securities that are rated AA/Aa (S&P/Moody's) or above.

(3) The Funds may use futures, forwards and options only for hedging. Not more than 5% of a Fund's net assets may be used for initial margins for futures and premiums for options, although a Fund may have more at risk under these contracts than the initial margin or premium. However, a Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.


Berger Funds o ________, 2003 Combined Prospectus

Berger Funds


                                                  Berger         Berger          Berger            Berger            Berger
                                                  Growth        Large Cap        Mid Cap        Small Company       Information
RISK AND INVESTMENT TABLE                          Fund        Growth Fund     Growth Fund       Growth Fund      Technology Fund
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFICATION                                      F               F               F                 F                  F
-----------------------------------------------------------------------------------------------------------------------------------
SMALL AND MID-SIZED COMPANY SECURITIES               Y               <               Y                 Y                  <
Market, liquidity and information risk
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES                                   <               <               <                 <                  <
Market, currency, transaction, liquidity,
information, economic and political risk
-----------------------------------------------------------------------------------------------------------------------------------
SECTOR FOCUS                                         Y               <               Y                 Y                  Y
Market and liquidity risk
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES(1)                            <               <               <                 <                  <
Market, interest rate, prepayment and credit risk
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS (NONCONVERTIBLE)              <               <               <                 <                  <
Interest rate, market, call and credit risk
-----------------------------------------------------------------------------------------------------------------------------------
COMPANIES WITH LIMITED OPERATING HISTORIES          5F              5F               <                 <                  <
Market, liquidity and information risk
-----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED SECURITIES           [ ][ ][ ]       [ ][ ][ ]       [ ][ ][ ]         [ ][ ][ ]          [ ][ ][ ]
Market, liquidity and transaction risk
-----------------------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS                                   <               <               <                 <                  <
Market and information risk
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL PUBLIC OFFERINGS (IPOs)                      <               <               <                 <                  <
Market, liquidity and information risk
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES(2)       N               N               N                 N                  N
Interest rate, prepayment, extension,
market and credit risk
-----------------------------------------------------------------------------------------------------------------------------------
TEMPORARY DEFENSIVE MEASURES                         <               <               <                 <                  <
Opportunity risk
-----------------------------------------------------------------------------------------------------------------------------------
LENDING PORTFOLIO SECURITIES                        NF              NF            33.3              33.3               33.3
Credit risk
-----------------------------------------------------------------------------------------------------------------------------------
BORROWING                                           5F              5F             25F               25F                25F
Leverage risk
-----------------------------------------------------------------------------------------------------------------------------------
HEDGING STRATEGIES
FINANCIAL FUTURES(3)                               [ ]             [ ]             [ ]               [ ]                [ ]
Hedging, correlation, opportunity
and leverage risk
-----------------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS(3)                <               <               <                 <                  <
Hedging, credit, correlation, opportunity
and leverage risk
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONS(3) (EXCHANGE-TRADED AND OVER-THE-COUNTER)  [ ]             [ ]             [ ]               [ ]                [ ]
Hedging, credit, correlation and leverage risk
-----------------------------------------------------------------------------------------------------------------------------------
WRITING (SELLING) COVERED CALL OPTIONS(3)
(EXCHANGE-TRADED AND OVER-THE-COUNTER)              25              25              25                25                 25
Opportunity, credit and leverage risk
-----------------------------------------------------------------------------------------------------------------------------------



                                                   Berger         Berger          Berger            Berger
                                                  Large Cap       Mid Cap        Small Cap         Balanced
RISK AND INVESTMENT TABLE                         Value Fund     Value Fund    Value Fund II         Fund
-----------------------------------------------------------------------------------------------------------------
DIVERSIFICATION                                      F               F               F                 F
-----------------------------------------------------------------------------------------------------------------
SMALL AND MID-SIZED COMPANY SECURITIES               <               Y               Y                 <
Market, liquidity and information risk
-----------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES                                   <               <               <                 <
Market, currency, transaction, liquidity,
information, economic and political risk
-----------------------------------------------------------------------------------------------------------------
SECTOR FOCUS                                         Y               Y               Y                 <
Market and liquidity risk
-----------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES(1)                            <               <               <                 <
Market, interest rate, prepayment and credit risk
-----------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS (NONCONVERTIBLE)              <               <               <                 Y
Interest rate, market, call and credit risk
-----------------------------------------------------------------------------------------------------------------
COMPANIES WITH LIMITED OPERATING HISTORIES           <               <               <                 <
Market, liquidity and information risk
-----------------------------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED SECURITIES           [ ][ ][ ]       [ ][ ][ ]       [ ][ ][ ]         [ ][ ][ ]
Market, liquidity and transaction risk
-----------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS                                   Y               Y               Y                 <
Market and information risk
-----------------------------------------------------------------------------------------------------------------
INITIAL PUBLIC OFFERINGS (IPOs)                      <               <               <                 <
Market, liquidity and information risk
-----------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES(2)       N               N               N                 <
Interest rate, prepayment, extension,
market and credit risk
-----------------------------------------------------------------------------------------------------------------
TEMPORARY DEFENSIVE MEASURES                         <               <               <                 <
Opportunity risk
-----------------------------------------------------------------------------------------------------------------
LENDING PORTFOLIO SECURITIES                      33.3            33.3            33.3              33.3
Credit risk
-----------------------------------------------------------------------------------------------------------------
BORROWING                                          25F             25F             25F               25F
Leverage risk
-----------------------------------------------------------------------------------------------------------------
HEDGING STRATEGIES
FINANCIAL FUTURES(3)                               [ ]             [ ]             [ ]               [ ]
Hedging, correlation, opportunity
and leverage risk
-----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS(3)                <               <               <                 <
Hedging, credit, correlation, opportunity
and leverage risk
-----------------------------------------------------------------------------------------------------------------
OPTIONS(3) (EXCHANGE-TRADED AND OVER-THE-COUNTER)  [ ]             [ ]             [ ]               [ ]
Hedging, credit, correlation and leverage risk
-----------------------------------------------------------------------------------------------------------------
WRITING (SELLING) COVERED CALL OPTIONS(3)
(EXCHANGE-TRADED AND OVER-THE-COUNTER)              25              25              25                25
Opportunity, credit and leverage risk
-----------------------------------------------------------------------------------------------------------------



                               Berger Funds o ________, 2003 Combined Prospectus

24

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when a Fund "hedges" -- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Fund's share price. All of the Berger Funds are diversified funds, except the Berger Select Fund.


ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Funds' holdings.


EXTENSION RISK is the risk that, as interest rates rise, borrowers are less likely to refinance their mortgages or other debts. As a result, the principal on mortgage-backed or asset-backed securities may be paid later than expected, which could cause the value of the securities to go down.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

FOREIGN SECURITIES are issued by companies located outside the United States. A Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available,complete,accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as a Fund grows in size.

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Funds lend securities only on a fully collateralized basis.



Berger Funds o ________, 2003 Combined Prospectus

Berger Funds

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

MORTGAGE-BACKED SECURITIES are securities that represent interests in "pools" of mortgages or that are backed by mortgages where the interest and principal payments on the mortgages are "passed-through" to the security holder. Mortgage-backed securities may be issued or guaranteed by the U.S. Government. They may also be privately issued and backed by U.S. Government guaranteed securities or by private arrangements to make them more secure.

ASSET-BACKED SECURITIES are similar, except backed by assets such as car loans or credit card receivables rather than mortgages.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation,war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS occurs when a significant portion of a Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Funds whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in a Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in a Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Funds will not concentrate 25% or more of their total assets in any one industry. Sector focus may increase both market and liquidity risk.


SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by each of the Funds investing primarily in small or mid-sized companies varies by Fund and appears in the description for those Funds under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES Although the Funds reserve the right to take temporary defensive measures, it is the intention of the Funds to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name.

TRANSACTION RISK means that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Funds' primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. A Fund will write call options only if it already owns the security (if it is "covered").


                               Berger Funds o ________, 2003 Combined Prospectus

26

HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o Opening new accounts

o Purchasing, exchanging and selling shares

o Reviewing Fund information and performance

o Changing your address

o Viewing electronic financial reports, prospectuses and statements

o Downloading applications and account servicing forms

QUICK ACCESS

You can obtain Fund prices and purchase, exchange, and sell shares using our automated phone system (voice activated or touch tone).

o 1-800-551-5849, Option 1.

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o 1-800-551-5849

BY MAIL

SEND NEW ACCOUNT APPLICATIONS AND WRITTEN CORRESPONDENCE TO:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P. O. Box 219529
Kansas City, MO 64121-9529





Berger Funds o _______, 2003 Combined Prospectus

Berger Funds

TO OPEN AN ACCOUNT OR PURCHASE SHARES

MINIMUM INITIAL INVESTMENTS*
-------------------------------------------------------

Regular investment                              $ 2,500
Low Minimum Investment Plan                     $    50
IRA                                             $   500
-------------------------------------------------------



MINIMUM SUBSEQUENT INVESTMENTS*
-------------------------------------------------------


Regular investment                              $    50
Regular systematic investment                   $    50
Low Minimum Investment Plan                     $    50
  (required monthly systematic investments)
-------------------------------------------------------


*These minimums must be met in each individual Fund account in which you invest.

BY ONLINE ACCESS

o You may open most types of accounts online at bergerfunds.com.

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.


BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.

BY TELEPHONE

o QUICK ACCESS

  Investors who establish electronic transfer privileges may make additional purchases through our automated phone system.

o INVESTOR SERVICE REPRESENTATIVE

  To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

  You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

  Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis for a regular minimum or Low Minimum Investment Plan account, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

o The Low Minimum Investment Plan is designed for investors who would like to begin a regular investment program but prefer a dollar cost averaging approach rather than a higher lump sum initial investment. Systematic monthly investments must be made until the value of each Fund account opened under the Plan meets the required minimum (refer to the "Account Minimums" section of this Prospectus).

o You may also buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck invested directly into your account.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o The Funds are only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.

o Your check must be made payable to BERGER FUNDS and must be made in U.S. dollars drawn on U.S. banks.

o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com, call Quick Access or call an Investor Service Representative.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.



                                Berger Funds o _______, 2003 Combined Prospectus

28

EXCHANGING SHARES

BY ONLINE ACCESS

o Investors are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL


o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call Quick Access or an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:


Shares of the Funds described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.


The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.

WHEN EXCHANGING SHARES:

o Each account must be registered identically -- have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.


o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.


o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.


o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.


o The Berger Information Technology Fund will deduct a 1% exchange fee from your exchange proceeds if you exchange out shares of that Fund held less than 6 months. This fee is paid to the Fund and is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If you have purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. This fee will not apply to reinvested dividends and capital gains, certain retirement plan accounts, or in the case of redemptions resulting from the death of the shareholder. The Fund may modify, terminate or waive this fee at any time.


Berger Funds o _______, 2003 Combined Prospectus

Berger Funds

SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o Investors with non-retirement accounts are automatically eligible to sell shares at bergerfunds.com.

BY MAIL


o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section of this Prospectus.


BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Quick Access or an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

o A systematic withdrawal plan may be established if you own shares in the Fund worth at least $5,000.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o You will be charged $10 if you request a wire transfer. There is no charge for an electronic funds transfer. Your bank may charge an additional fee to receive the wire transfer. A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the Signature Guarantees/Special Documentation section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o The Berger Information Technology Fund will deduct a 1% redemption fee from your redemption proceeds if you redeem shares of that Fund held less than 6 months. This fee is paid to the Fund and is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If you have bought shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. This fee will not apply to reinvested dividends and capital gains, certain retirement plan accounts, or in the case of redemptions resulting from the death of the shareholder. The Fund may modify, terminate or waive this fee at any time.

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Funds use Signature Guarantees to protect you and the Funds from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o You wish to add or remove owners on your account.


Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most brokerdealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.



                                Berger Funds o _______, 2003 Combined Prospectus

30

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING


The Funds do not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Funds reserve the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Funds' opinion, engages in trading that may be disruptive to the Funds, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.


ONLINE AND TELEPHONE CONSIDERATIONS

All new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com and Quick Access may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information. You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Funds use procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Funds and their service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or Quick Access, or submit requests in writing.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for each Fund is determined by adding the value of that Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of that Fund's shares outstanding. For Funds offering more than one class of shares, share price is calculated separately for each class.


Each Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.



For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.



Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.


When the Funds calculate their share price, they value the securities they hold at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost,which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

A Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS

To reduce expenses, a Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive



Berger Funds o _______, 2003 Combined Prospectus

Berger Funds


your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Funds. Your request to receive additional copies will take effect within 30 days. A fund will continue to send only one copy of these documents unless you withdraw your consent.


SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Funds.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Funds through those companies. A Fund's adviser or a Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

PRIVACY NOTICE

To service your account, each Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Funds do not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.


The Funds recognize the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.


RIGHTS RESERVED BY THE FUNDS

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Funds; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND


Each Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.



                                Berger Funds o _______, 2003 Combined Prospectus

32

ACCOUNT MINIMUMS

The Funds may charge a $10 annual fee to all accounts (except IRA and UGMA/UTMA accounts) with balances that are under the account minimums as follows:

o Regular investment accounts with a balance of less than $2,000 that are not making systematic monthly investments.

o Low Minimum Investment Plan accounts established before October 1, 2001 with a balance of less than $2,000 that are not making systematic monthly investments.

o Low Minimum Investment Plan accounts established on or after October 1, 2001 with a balance of less than $2,500 that are not making systematic monthly investments.

The annual fee is normally assessed in December and is designed to help offset the proportionately higher costs of maintaining accounts with lower balances. This fee will apply to accounts that have been over the stated minimum at some point in time only if the balance has dropped below this amount because shares were redeemed, not because the share value declined.

Shares in accounts that do not meet the minimum balance requirements applicable to them as described may also be subject to involuntary redemption by the Funds.

REDEMPTIONS BY THE FUNDS OF CERTAIN ACCOUNTS

To reduce their expenses, all Funds other than the Berger Growth Fund may involuntarily redeem the shares in your account if your balance drops below $2,000 -- but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before a Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Funds generally make two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. Each Fund will distribute any net realized capital gains annually, normally in December.


o Net investment income from interest or dividends received on securities held by a fund. The Funds will distribute their investment income annually, normally in December.



The Funds reserve the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.


BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.


Throughout the period covered by a distribution, the Funds may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.


In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Funds in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Funds to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Berger Balanced Fund normally will also distribute net investment income, which is taxed as ordinary income. The other Berger Funds generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing their portfolios will be distributed to you.


Distributions of gains from the sale of assets held by a Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.



If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.




Berger Funds o _______, 2003 Combined Prospectus

Berger Funds

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS


The Funds offer several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, Coverdell Education Savings Account (formerly the Education IRA account) or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Funds at 1-800-551-5849.



                                Berger Funds o _______, 2003 Combined Prospectus

34

ORGANIZATION OF THE BERGER FUNDS FAMILY

INVESTMENT MANAGERS

The following companies provide investment management and administrative services to the Funds. The advisory fees paid for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets.


BERGER FINANCIAL GROUP LLC (BFG) (210 University Blvd., Denver, CO 80206) serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. When acting as investment adviser, BFG is responsible for managing the investment operations of the Funds. BFG also provides administrative services to the Funds.



BAY ISLE FINANCIAL LLC (BAY ISLE) (475 14th Street, Suite 550, Oakland, CA 94612), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of the Berger Information Technology Fund, Berger Large Cap Value Fund, and Berger Small Cap Value Fund II. Bay Isle presently uses a team approach in which no one person of the investment team is primarily responsible for the selection of a Fund's portfolio securities. The Bay Isle investment team that manages the Berger Large Cap Value Fund also comprises the BFG investment team that manages the Berger Balanced Fund. Bay Isle has been managing value accounts since 1987.


PERKINS, WOLF, MCDONNELL & COMPANY (PWM) (310 So. Michigan Avenue, Suite 2600, Chicago, IL 60604) has been in the investment management business since 1984 and provides day-to-day management of the investment operations as sub-adviser of the Berger Mid Cap Value Fund.



Berger Funds o _______, 2003 Combined Prospectus

Berger Funds




                       ADVISORY FEE
FUND                   PAID BY THE FUND THE FUND'S INVESTMENT MANAGER
                       OR PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
BERGER GROWTH FUND     0.71% paid to    JAY W.TRACEY, CFA, (see Berger Small Company Growth Fund) and STEVEN L. FOSSEL, CFA, (see
                       BFG              Berger Large Cap Growth Fund) were appointed team portfolio managers of the Fund in July
                                        2002.
------------------------------------------------------------------------------------------------------------------------------------
BERGER LARGE CAP       0.75% paid to    STEVEN L.FOSSEL, CFA, Vice President of BFG,has been the portfolio manager of the Large Cap
GROWTH FUND            BFG              Growth Fund since August 2000. Mr.Fossel assumed sole portfolio management of the Fund in
                                        December 2001. Mr.Fossel managed the Fund on an interim basis from August 2000 to January
                                        2001, and as a team portfolio manager with Jay W.Tracey from January to December 2001. Mr.
                                        Fossel joined BFG in March 1998 as a Senior Equity Analyst. Previously, Mr. Fossel was Vice
                                        President (from January 1996 to February 1998) and an equity analyst (from August 1992 to
                                        January 1996) with Salomon Brothers Asset Management and assistant portfolio manager of the
                                        Salomon Total Return Fund from January 1997 to February 1998. Mr. Fossel has more than 11 years of experience in the investment management industry.
------------------------------------------------------------------------------------------------------------------------------------
BERGER MID CAP         0.75% paid to    JAY W.TRACEY, CFA (see Berger Small Company Growth Fund) and STEVEN L. FOSSEL, CFA, (see
GROWTH FUND            BFG              Berger Large Cap Growth Fund) were appointed team portfolio managers of the Fund in July
                                        2002.
------------------------------------------------------------------------------------------------------------------------------------
BERGER SMALL           0.82% paid to    JAY W.TRACEY, CFA, Executive Vice President and Chief Investment Officer of BFG, assumed
COMPANY GROWTH FUND    BFG              management of the Fund in July 2002. Mr.Tracey joined BFG in June 2000. From September 1994 to May 2000, he was Vice President and Portfolio Manager of Oppenheimer Funds where he managed emerging growth funds. Mr.Tracey has more than 26 years experience in the investment management industry.
------------------------------------------------------------------------------------------------------------------------------------
BERGER INFORMATION     0.85% paid to    An investment team at Bay Isle has managed the Fund since its inception in April 1997.
TECHNOLOGY FUND        BFG
------------------------------------------------------------------------------------------------------------------------------------
BERGER LARGE CAP       0.75% paid to    An investment team at Bay Isle has managed the Fund since its inception in September 2001.
VALUE FUND(1)          BFG
------------------------------------------------------------------------------------------------------------------------------------
BERGER MID CAP         0.75% paid to    THOMAS M.PERKINS has been the lead investment manager for the Berger Mid Cap Value Fund
VALUE FUND             BFG              since its inception in August 1998. Thomas Perkins has been an investment manager since 1974 and joined Perkins, Wolf, McDonnell & Company as a portfolio manager in 1998. Previously, he was a portfolio manager of valuation sensitive growth portfolios for Alliance Capital from 1984 to June 1998. As lead manager, Thomas Perkins is responsible for the daily decisions of the Fund's security selection. ROBERT H. PERKINS has served as investment manager of the Berger Mid Cap Value Fund since its inception in August 1998, and as investment manager of the Berger Small Cap Value Fund since its inception in 1985.
                                        Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. JEFFREY KAUTZ, CFA, has been an investment manager for the Berger Mid Cap
                                        Value Fund since January 2002. Jeff Kautz has served as a research analyst for the value products of PWM since October 1997. Previously, Jeff worked as a market maker for the
                                        G.V.R. Company from 1995 to October 1997.
------------------------------------------------------------------------------------------------------------------------------------
BERGER SMALL CAP       0.85% paid to    An investment team at Bay Isle has managed the Fund since its inception in March 2002.
VALUE FUND II(2)       BFG
------------------------------------------------------------------------------------------------------------------------------------
BERGER BALANCED        0.70% paid to    BFG has been the investment manager for the Fund since its inception in June 2000. BFG has
FUND                   BFG              managed the Fund using a team approach since June 2002. No one person of the investment team is primarily responsible for the selection of the Fund's portfolio securities.
------------------------------------------------------------------------------------------------------------------------------------




(1)  The investment advisory fee charged to the Berger Large Cap Value Fund is:
     0.75% of the first $500 million of average daily net assets; 0.70% of the next $500 million and 0.65% in excess of $1 billion.



(2) The investment advisory fee charged to the Berger Small Cap Value Fund II is: 0.85% of the first $500 million of average daily net assets; 0.80% of the next $500 million and 0.75% in excess of $1 billion.



                                Berger Funds o _______, 2003 Combined Prospectus

36

PORTFOLIO TURNOVER


Portfolio changes are made whenever a Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for a Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by a Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Funds and in higher net taxable gains for you as an investor. Each Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Berger Funds Family."


12b-1 ARRANGEMENTS


You pay no sales charge or commissions when you buy or sell Fund shares. However, each Fund has adopted a 12b-1 plan permitting it to pay a fee in connection with distribution of its shares. Berger Financial Group LLC is entitled to be paid a fee under each plan of 0.25% of each Fund's average daily net assets. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).


SPECIAL FUND STRUCTURES

MULTI-CLASS


The Berger Small Company Growth Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, and the Berger Mid Cap Value Fund each currently have two classes of shares. The Berger Small Cap Value Fund II currently has three classes of shares. The Investor Shares are offered through this prospectus and are available to the general public. The Institutional Shares are offered through a separate prospectus and are designed for investors who maintain a minimum account balance of $250,000. The Service Shares (for Berger Small Cap Value Fund II only) are offered through a separate prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes.The 12b-1 plans adopted by these Funds apply to the Investor Shares and the Service Shares (for Berger Small Cap Value Fund II only). For more information on Institutional Shares, please call 1-800-333-1001. For more information on Service Shares, please call 1-800-333-1001.



For more information on the multi-class fund structure, see the SAI.




Berger Funds o _______, 2003 Combined Prospectus

Financial Highlights

FINANCIAL HIGHLIGHTS FOR THE BERGER FUNDS FAMILY

The financial highlights will help you understand each Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. Except as otherwise noted, PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Funds' annual report, which is available without charge upon request.

BERGER GROWTH FUND
For a Share Outstanding Throughout the Period



                                                                                     Years Ended September 30,
                                                                     2002         2001         2000         1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $  20.87     $   15.56   $    11.99     $    21.51
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                                                              (0.00)(1)        --        (0.00)(1)         --
  Net realized and unrealized gains (losses) from investments and
    foreign currency transactions                                                 (11.22)         8.89         4.55          (2.57)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  (11.22)         8.89         4.55          (2.57)
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                                               (2.70)        (3.58)       (0.98)         (6.95)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                  (2.70)        (3.58)       (0.98)         (6.95)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $   6.95     $   20.87   $    15.56     $    11.99
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                      (59.38)%       60.93%       38.96%        (16.08)%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                      $722,977    $1,947,772   $1,333,794     $1,286,828
  Net expense ratio to average net assets(2)                                        1.26%         1.13%        1.36%          1.38%
  Ratio of net investment loss to average net assets                               (0.77)%       (0.87)%      (0.38)%        (0.38)%
  Gross expense ratio to average net assets                                         1.26%         1.13%        1.36%          1.38%
  Portfolio turnover rate                                                            131%           70%         274%           280%




(1)  Amount represents less than $0.01 per share.



(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.



BERGER LARGE CAP GROWTH FUND
For a Share Outstanding Throughout the Period


                                                                                     Years Ended September 30,
                                                                     2002         2001         2000         1999          1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                            $  21.41     $   15.32   $  13.60       $  16.72
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                                                     (0.00)(1)        --      (0.00)(1)       0.04
  Net realized and unrealized gains (losses) from investments and
    foreign currency transactions                                                  (9.49)         8.27       4.53          (0.30)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   (9.49)         8.27       4.53          (0.26)
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)                                              --            --      (0.01)         (0.04)
  Distributions (from capital gains)                                               (2.19)        (2.18)     (2.80)         (2.82)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                  (2.19)        (2.18)     (2.81)         (2.86)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $   9.73     $   21.41   $  15.32       $  13.60
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                      (47.79)%       56.09%     38.67%         (1.60)%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                      $318,504     $ 725,272   $379,356       $301,330
  Net expense ratio to average net assets(2)                                        1.25%         1.18%      1.35%          1.44%
  Ratio of net investment income (loss) to average net assets                      (0.00)%       (0.17)%    (0.22)%         0.25%
  Gross expense ration to average net assets                                        1.25%         1.18%      1.35%          1.44%
  Portfolio turnover rate                                                             70%           74%       173%           417%(3)




(1)  Amount represents less than $0.01 per share.



(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.



(3) Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions that existed at the time.



(4) Effective January 29, 2001, the directors approved a change in the name and non-fundamental investment strategies of the Fund (see Note 1).




                                Berger Funds o _______, 2003 Combined Prospectus

38

BERGER MID CAP GROWTH FUND
For a Share Outstanding Throughout the Period




                                                                                                                         Period from
                                                                             Years Ended September 30,          December 31, 1997(1)
                                                                2002       2001        2000        1999        to September 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $ 41.27      $  21.82     $ 10.93               $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                                             (0.00)(5)        --       (0.00)(5)                --
  Net realized and unrealized gains (losses) from
   investments and foreign currency transactions                          (25.80)        20.75       11.10                  0.93
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          (25.80)        20.75       11.10                  0.93
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                                       (4.71)        (1.30)      (0.21)                   --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                          (4.71)        (1.30)      (0.21)                   --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 10.76      $  41.27     $ 21.82               $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                           (68.35)%       95.98%     102.76%                 9.30%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                               $30,418      $122,564     $25,550               $ 4,283
  Net expense ratio to average net assets(3)                                1.50%         1.28%       1.78%                2.00%(4)
  Ratio of net investment loss to average net assets                       (1.15)%       (0.84)%     (1.03)%              (0.82)%(4)
  Gross expense ratio to average net assets                                 1.50%         1.28%       1.78%                2.46%(4)
  Portfolio turnover rate(2)                                                 216%          150%        178%                 262%




(1)  Commencement of investment operations.

(2)  Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(4)  Annualized.

(5)  Amount represents less than $0.01 per share.



Berger Funds o _______, 2003 Combined Prospectus

Financial Highlights

BERGER SMALL COMPANY GROWTH FUND - INVESTOR SHARES
For a Share Outstanding Throughout the Period




                                                                                      Years Ended September 30,
                                                                     2002         2001         2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $   7.43     $     4.86     $   3.61       $  5.33
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                                                              (0.00)(1)      (0.00)(1)    (0.00)(1)        --
  Net realized and unrealized gains (losses) from investments and
   foreign currency transactions                                                   (3.93)          3.85         1.95         (1.24)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   (3.93)          3.85         1.95         (1.24)
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                                               (1.04)         (1.28)       (0.70)        (0.48)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                  (1.04)         (1.28)       (0.70)        (0.48)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $   2.46     $     7.43     $   4.86      $   3.61
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                      (59.36)%        84.27%       62.78%       (24.70)%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                      $586,070     $1,468,541     $675,637      $561,741
  Net expense ratio to average net assets(2)                                        1.32%          1.27%        1.60%         1.48%
  Ratio of net investment loss to average net assets                               (0.88)%        (0.83)%      (1.21)%       (1.01)%
  Gross expense ratio to average net assets                                         1.32%          1.27%        1.60%         1.59%
  Portfolio turnover rate                                                            147%            92%         128%           97%




(1)  Amount represents less than $0.01 per share

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.


BERGER INFORMATION TECHNOLOGY FUND - INVESTOR SHARES
For a Share Outstanding Throughout the Period



                                                                                                                         Period from
                                                                       Years Ended September 30,                     July 2, 1999(1)
                                                                 2002(2)        2001(2)        2000(2)      to September 30, 1999(2)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $ 17.59        $  8.21                   $  7.64
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                                                            (0.13)(8)      (0.00)(5)                 (0.00)(5)
  Net realized and unrealized gains (losses) from investments and
   foreign currency transactions                                                (12.47)(8)       9.43                      0.57
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                (12.60)          9.43                      0.57
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                                                --          (0.05)                       --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                   --          (0.05)                       --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $  4.99        $ 17.59                   $  8.21
------------------------------------------------------------------------------------------------------------------------------------
Total Return (6)(7)                                                             (71.64)%       114.97%                     7.46%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                     $23,764        $72,173                   $ 4,811
  Net expense ratio to average net assets(3)                                      1.75%          1.63%                     1.83%(4)
  Ratio of net investment loss to average net assets                             (1.32)%        (1.36)%                   (1.58)%(4)
  Gross expense ratio to average net assets                                       1.75%          1.63%                     2.16%(4)
  Portfolio turnover rate(6)                                                        80%            38%                       31%




(1)  Commencement of investment operations for Investor Shares.

(2) All per share data has been adjusted to reflect a 7-for-1 share split, effective October 17, 2000.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(4)  Annualized.

(5)  Amount represents less than $0.01 per share.

(6)  Not annualized.

(7)  Applicable redemption fees are not included in Total Return calculation.

(8) Per share calculations for the period were based on average shares outstanding.



                                Berger Funds o _______, 2003 Combined Prospectus

40
FINANCIAL HIGHLIGHTS FOR THE BERGER FUNDS FAMILY (CONTINUED)

BERGER INFORMATION TECHNOLOGY FUND
SUPPLEMENTAL FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

The following financial highlights are for the Fund for periods ending February 28, 1998 and 1999, and for the period from March 1, 1999 to July 1, 1999, prior to the Fund's reorganization. Prior to the Fund's reorganization on July 2, 1999, the Fund was known as the InformationTech 100(R) Fund. At the time of the reorganization, the Fund adopted share classes and first began offering the Investor Shares. Therefore, the 0.25% 12b-1 fee paid by the Investor Shares is not reflected in the data on the table. Unless otherwise noted, this information was audited by the Fund's prior independent accountants. Their report appears in the 1999 Annual Report to Shareholders of the InformationTech 100(R) Fund and is available from the Fund without charge upon request. The information for the period March 1, 1999 to July 1, 1999 is unaudited.


                                                               Period from
                                                             March 1, 1999                                               Period from
                                                         to July 1, 1999(2)                Year Ended              April l8, 1997(1)
                                                                (Unaudited)       February 28, 1999(2)       to February 28, 1998(2)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  6.34                    $  4.31                    $ 2.86
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                                                (0.03)                     (0.04)                    (0.01)
  Net realized and unrealized gains (losses) from
    investments and foreign currency transactions                     1.43                       2.07                      1.46
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.40                       2.03                      1.45
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                                 (0.10)                        --                        --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                    (0.10)                        --                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  7.64                    $  6.34                    $ 4.31
------------------------------------------------------------------------------------------------------------------------------------
Total Return(5)                                                      20.54%                     47.13%                    50.75%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)                         $18,101                    $12,446                    $2,674
  Net expense ratio to average net assets(3)                          1.48%(4)                   1.50%                     1.50%(4)
  Ratio of net income (loss) to average net assets                   (1.22)%(4)                 (1.19)%                   (1.01)%(4)
  Gross expense ratio to average net assets                           2.03%(4)                   2.67%                    12.17%(4)
  Portfolio turnover rate(5)                                              11%                        35%                       33%



(1)  Commencement of investment operations for the Fund.

(2) All per share data has been adjusted to reflect a 7-for-1 share split, effective October 17, 2000.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4)  Annualized.

(5)  Not annualized.




Berger Funds o _______, 2003 Combined Prospectus

Financial Highlights


BERGER MID CAP VALUE FUND - INVESTOR SHARES

For a Share Outstanding Throughout the Period



                                                                                                                         Period from
                                                                         Years Ended September 30,                   August, 1998(1)
                                                                  2002      2001         2000         1999     to September 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $  14.43     $ 12.17       $  9.33             $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income                                                       0.06        0.08          0.07                0.03
  Net realized and unrealized gains (losses) from investments
    and foreign currency transactions                                         1.27        3.46          2.83               (0.70)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              1.33        3.54          2.90               (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)                                    (0.10)       (0.04)        (0.06)                 --
  Distributions (from capital gains)                                        (1.36)       (1.24)           --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                           (1.46)       (1.28)        (0.06)                 --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  14.30     $ 14.43       $ 12.17             $  9.33
------------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                               9.70%      31.11%        31.12%              (6.70)%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                $148,505     $33,013       $22,918             $19,710
  Expense ratio to average net assets                                         1.22%       1.59%         1.62%               1.68%(3)
  Ratio of net investment income to average net assets                        0.78%       0.72%         0.54%               2.30%(3)
  Portfolio turnover rate(2)                                                   116%        129%          154%                 25%




(1)  Commencement of investment operations for Investor Shares.

(2)  Not annualized.

(3)  Annualized.



                                Berger Funds o _______, 2003 Combined Prospectus

42

BERGER BALANCED FUND
For a Share Outstanding Throughout the Period



                                                                                            Years Ended September 30,
                                                                        2002(5)           2001        2000       1999       1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $ 19.38    $  16.62   $  13.28    $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income                                                                   0.27        0.28       0.23       0.22
  Net realized and unrealized gains (losses) from investments and
    foreign currency transactions                                                        (4.89)       4.57       4.69       5.17
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                         (4.62)       4.85       4.92       5.39
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)                                                 (0.26)      (0.27)     (0.23)     (0.21)
  Distributions (from capital gains)                                                     (2.00)      (1.82)     (1.35)     (1.90)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                        (2.26)      (2.09)     (1.58)     (2.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $ 12.50    $  19.38   $  16.62    $ 13.28
------------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                                                         (25.82)%     30.08%     39.41%     56.77%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                             $90,013    $176,798   $122,766    $30,721
  Net expense ratio to average net assets(2)                                              1.19%       1.14%      1.23%      1.50%
  Ratio of net investment income to average net assets                                    1.66%       1.48%      1.63%      1.81%
  Gross expense ratio to average net assets                                               1.19%       1.14%      1.23%      1.57%
  Portfolio turnover rate(4)                                                                65%         82%       227%       658%(3)




(1) The Fund had no financial highlights for the one day of operations during the period ended September 30, 1997.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3) Portfolio turnover was greater than expected during this period due to higher than normal trading activity undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

(4)  Not annualized.

(5) As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 1.56% to 1.50%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.



Berger Funds o _______, 2003 Combined Prospectus

                      This page intentionally left blank.

                      This page intentionally left blank.

FOR MORE INFORMATION:

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that affected the Funds' performance over the past year.


You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.


You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Funds by writing or calling the Funds at:

Berger Funds
P.O. Box 219958
Kansas City, MO
64121-9958 (800) 333-1001
bergerfunds.com


A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.



You can also review and obtain copies of more information about the Funds (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.


INVESTMENT COMPANY ACT FILE NUMBERS:


Berger Investment Portfolio Trust 811-8046

o Berger Mid Cap Growth Fund

o Berger Small Company Growth Fund -- Investor Shares

o Berger Information Technology Fund -- Investor Shares

o Berger Large Cap Value Fund -- Investor Shares


o Berger Mid Cap Value Fund -- Investor Shares

o Berger Small Cap Value Fund II -- Investor Shares


o Berger Balanced Fund


Berger Growth Fund, Inc. 811-1382

o Berger Growth Fund


Berger Large Cap Growth Fund, Inc. 811-1383

o Berger Large Cap Growth Fund



                                                                        COMBPROS

            BERGER SMALL COMPANY GROWTH FUND - INSTITUTIONAL SHARES


                            PROSPECTUS _______, 2003


                              [BERGER FUNDS LOGO]



The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

BERGER FUNDS and BERGER SMALL COMPANY GROWTH FUND are registered servicemarks of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS


BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Small Company Growth Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.





BERGER SMALL COMPANY GROWTH FUND(R)~ INSTITUTIONAL SHARES . . . . . . . .      4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES . . . . . . . . . . .      4
PRINCIPAL RISKS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4
THE FUND'S PAST PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . .      5
FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6
INVESTMENT TECHNIQUES,SECURITIES AND ASSOCIATED RISKS . . . . . . . . . .      8
RISK AND INVESTMENT GLOSSARY  . . . . . . . . . . . . . . . . . . . . . .      8
HOW TO CONTACT US . . . . . . . . . . . . . . . . . . . . . . . . . . . .     13
TO OPEN AN ACCOUNT OR PURCHASE SHARES . . . . . . . . . . . . . . . . . .     14
EXCHANGING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .     16
SELLING (REDEEMING) SHARES  . . . . . . . . . . . . . . . . . . . . . . .     18
SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION  . . . . . . . . . . . . . . .     19
INFORMATION ABOUT YOUR ACCOUNT  . . . . . . . . . . . . . . . . . . . . .     20
EXCESSIVE TRADING . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20
ONLINE AND TELEPHONE CONSIDERATIONS . . . . . . . . . . . . . . . . . . .     20
YOUR SHARE PRICE  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20
PRIVACY NOTICE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     22
DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . . . . . .     23
TAX-SHELTERED RETIREMENT PLANS  . . . . . . . . . . . . . . . . . . . . .     24
ORGANIZATION OF THE FUND  . . . . . . . . . . . . . . . . . . . . . . . .     25
INVESTMENT MANAGER  . . . . . . . . . . . . . . . . . . . . . . . . . . .     25
SPECIAL FUND STRUCTURE  . . . . . . . . . . . . . . . . . . . . . . . . .     25
FINANCIAL HIGHLIGHTS FOR THE FUND . . . . . . . . . . . . . . . . . . . .     26



                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

4

BERGER SMALL COMPANY GROWTH FUND - INSTITUTIONAL SHARES


Ticker Symbol  BSGIX
Fund Number    915


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry.

The Fund's investment manager generally looks for companies with:

o An innovative technology, product or service that may enable the company to be a market share leader

o Strong entrepreneurial management with clearly defined strategies for growth

o    Relatively strong balance sheets


Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition the Fund's active trading will cause




Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

13.73%   33.80%   16.77%   16.16%   3.17%   102.59%   -6.77%  -33.54%
 1994     1995     1996     1997    1998     1999      2000     2001    2002


BEST QUARTER: 12/31/99  57.57%


WORST QUARTER:

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 2000 Growth Index, the Fund's benchmark index. The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It is a generally recognized indicator used to measure overall small company growth-stock performance. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.



                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

6


BERGER SMALL COMPANY GROWTH FUND - INSTITUTIONAL SHARES



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)




                                                                Life of the Fund
                                           1 Year   5 Years  (December 30, 1993)
--------------------------------------------------------------------------------
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and
  Sale of Fund Shares
Russell 2000 Growth (reflects no
  deduction for fees, expenses or
  taxes)
--------------------------------------------------------------------------------


(1) Fund returns include periods prior to the Fund's adoption of share classes and therefore reflect a 0.25% 12b-1 fee which has not been paid by the Institutional Shares since that class commenced investment operations on October 16, 1999.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                                              %
--------------------------------------------------------------------------------
Management fee
Other expenses
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
Expense Reimbursement(1)
--------------------------------------------------------------------------------
NET EXPENSES
--------------------------------------------------------------------------------



(1) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Institutional Shares class to the extent the normal transfer agency and registration expenses exceed .20% of the Institutional Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, ____.


UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.






Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

                                                                               7
Berger Small Company Growth Fund

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year


o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)


o    Redemption after the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                                          $
--------------------------------------------------------------------------------
One
Three
Five
Ten
--------------------------------------------------------------------------------



                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

8

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true - the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges" -- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.



Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

                                                                               9
Berger Small Company Growth Fund

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.


ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.


FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Hedging, Correlation, Opportunity and Leverage Risks

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid securities, including restricted securities not deemed to be liquid. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs avail-



                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

10
able for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.



Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of their total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks


SMALL COMPANY SECURITIES(3) are securities issued by small companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Funds' primary custodian.



                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

12

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3) The security or technique is emphasized by the Fund.



Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

                                                                              13
Berger Small Company Growth Fund

HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o    Purchasing, exchanging and selling shares

o    Reviewing Fund information and performance

o    Viewing electronic financial reports and prospectuses

o    Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o    1-800-960-8427

BY MAIL

SEND NEW ACCOUNT APPLICATIONS AND WRITTEN CORRESPONDENCE TO:

Berger Funds P.O.
Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529





                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

14


TO OPEN AN ACCOUNT OR PURCHASE SHARES


MINIMUM
--------------------------------------------------------------------------------
Initial investment                                                      $250,000
Subsequent investments                                                No minimum
--------------------------------------------------------------------------------


BY ONLINE ACCESS

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.

BY TELEPHONE

o    INVESTOR SERVICE REPRESENTATIVE

     To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

     You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

     Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.



Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

                                                                              15
Berger Small Company Growth Fund

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o    The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.

o Your check must be made payable to BERGER FUNDS and must be made in U.S. dollars drawn on U.S. banks.

o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com or call an Investor Service Representative.


o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.


o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.



                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

16



EXCHANGING SHARES

BY ONLINE ACCESS

o In general, investor accounts are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL


o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:


Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.


The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.



Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

                                                                              17
Berger Small Company Growth Fund

WHEN EXCHANGING SHARES:

o Each account must be registered identically - have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.


o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.


o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.


o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.




                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

18


SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o In general, investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com

BY MAIL


o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section of this Prospectus.

BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semiannually or annually.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the Signature Guarantees/Special Documentation section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.



Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o    Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o    You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o    You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances. You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.



                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

20


INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING


The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.


ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submit requests in writing.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.


The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.




Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

                                                                              21
Berger Small Company Growth Fund



For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.


When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS


To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Fund. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.


SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry



                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

22
form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.




Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

                                                                              23
Berger Small Company Growth Fund

RIGHTS RESERVED BY THE FUNDS

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND


The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.


REDEMPTIONS BY THE FUNDS OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000 - but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTION AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distribu-


                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

24
tions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.


BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.


Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.


In other words,"buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.


Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.


ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.


Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

                                                                              25
Berger Small Company Growth Fund

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Funds at 1-800-259-2820.




                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

26



ORGANIZATION OF THE FUND


INVESTMENT MANAGER


BERGER FINANCIAL GROUP LLC (BFG) (210 University Blvd., Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. When acting as investment adviser, BFG is responsible for managing the investment operations of the Fund. For the most recent fiscal year, the Fund paid BFG an advisory fee of 0.82% of net assets. After expense reimbursements, the Fund paid BFG an advisory fee of 0.54%. BFG also provides administrative services to the Fund.

JAY W. TRACEY, CFA, Executive Vice President and Chief Investment Officer of BFG, assumed management of the Fund in July 2002. Mr. Tracey joined BFG in June 2000. From September 1994 to May 2000, he was Vice President and Portfolio Manager of Oppenheimer Funds where he managed emerging growth funds. Mr. Tracey has more than 26 years experience in the investment management industry.


PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."

SPECIAL FUND STRUCTURE


The Fund offers two classes of shares. The Institutional Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance of $250,000. The other class of shares, Investor Shares, are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Investor Shares, please call 1-800-333-1001.


For more information on the multi-class fund structure, see the SAI.



Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

                                                                              27
Financial Highlights

FINANCIAL HIGHLIGHTS FOR THE FUND

The financial highlights will help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total return shows you how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.

BERGER SMALL COMPANY GROWTH FUND -- INSTITUTIONAL SHARES
For a Share Outstanding Throughout the Period



                                                                     Period from
                                                             October 16, 1999(1)
                                    Year Ended September 30,    to September 30,
                                             2002       2001                2000
-------------------------------------------------------------------------------------
Net asset value,beginning of
  period                                               $7.43               $4.87
-------------------------------------------------------------------------------------
From investment operations
  Net investment income                                (0.00)(5)           (0.00)(5)
  Net realized and unrealized
    gains (losses) from
    investments and foreign
    currency transactions                              (3.91)               3.86
-------------------------------------------------------------------------------------
Total from investment operations                       (3.91)               3.86
-------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital
    gains)                                                --               (1.30)
  Distributions (in excess of
    capital gains)                                     (1.04)                 --
-------------------------------------------------------------------------------------
Total dividends and distributions                      (1.04)              (1.30)
-------------------------------------------------------------------------------------
Net asset value, end of period                         $2.48               $7.43
-------------------------------------------------------------------------------------
Total Return(3)                                       (59.03)%             84.87%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)                                      $2,036              $5,886
  Net expense ratio to average
    net assets(4)                                       1.02%               1.05%(2)
  Ratio of net investment loss
    to average net assets                              (0.57)%             (0.47)%(2)
Gross expense ratio to average
  net assets                                            1.30%               1.59%(2)
  Portfolio turnover rate(3)                             147%                 92%


(1)  Commencement of investment operations for Institutional Shares.

(2)  Annualized.

(3)  Not annualized.

(4) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(5)  Amount represents less than $0.01 per share.



                                                  Berger Funds o__________, 2003
                         Berger Small Company Growth Fund - Institutional Shares

28

The following supplemental financial highlights are for the Berger Small Company Growth Fund for periods before October 16, 1999, when the Fund first adopted share classes and began offering Institutional Shares. Therefore, the data on the table reflect a 0.25% 12b-1 fee not paid by the Institutional Shares. Unless otherwise noted, the information in the table was audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The information for the period from October 1, 1999 through October 15, 1999 is unaudited.

BERGER SMALL COMPANY GROWTH FUND
SUPPLEMENTAL FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period



                                                      Period from
                                                       October 1,
                                                        1999 to
                                                   October 15, 1999                Years Ended September 30,
                                                     (Unaudited)         1999     1998      1997      1996        1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning  of period                  $4.86            $3.61      $5.33      $4.74     $3.61       $2.74
-------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                         (0.00)(1)        (0.00)(1)     --      (0.05)    (0.03)      (0.02)
  Net realized and unrealized gains (losses) from
    investments and foreign currency transactions       0.01             1.95      (1.24)      0.84      1.16        0.89
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        0.01             1.95      (1.24)      0.79      1.13        0.87
-------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)                  --               --         --         --        --       (0.00)(2)
  Distributions (from capital gains)                      --            (0.70)     (0.48)     (0.20)       --          --
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         --            (0.70)     (0.48)     (0.20)       --          --
-------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                          $4.87            $4.86      $3.61      $5.33     $4.74       $3.61
-------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                         0.21%           62.78%    (24.70)%    17.68%    31.30%      31.90%
-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets,end of period (in thousands)           $675,143         $675,637   $561,741   $902,685  $871,467    $522,667
Net expense ratio to average net assets(2)              1.17%(4)         1.60%      1.48%      1.67%     1.68%       1.89%
Ratio of net investment loss to average net assets     (1.00)%(4)       (1.21)%    (1.01)%    (1.09)%   (0.97)%     (0.74)%
Gross expense ratio to average net assets               1.17%(4)         1.60%      1.59%      1.67%     1.68%       1.89%
Portfolio turnover rate(3)                                 3%             128%        97%       111%       91%        109%


(1)  Amount represents less than $0.01 per share.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Not annualized.
(4)  Annualized.



Berger Funds o__________, 2003
Berger Small Company Growth Fund - Institutional Shares

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.


You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.


You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 259-2820
bergerfunds.com


A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C.For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust 811-8046
(Berger Small Company Growth Fund - Institutional Shares)





                                                                        SCGIPROS

           BERGER INFORMATION TECHNOLOGY FUND - INSTITUTIONAL SHARES

                          PROSPECTUS __________, 2003

                              [BERGER FUNDS LOGO]


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

BERGER FUNDS and BERGER INFORMATION TECHNOLOGY FUND are registered servicemarks of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; is a servicemark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemark, registered trademarks or registered servicemark of the respective owners thereof.

TABLE OF CONTENTS



BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Information Technology Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries, who are willing to maintain a minimum account balance of $250,000. Institutional Shares are also made available for purchase and dividend reinvestment in the account of all holders of Institutional Shares who received their shares in the Fund's reorganization on July 2, 1999.


BERGER INFORMATION TECHNOLOGY FUND(R)- INSTITUTIONAL SHARES.................4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES........................ 4
PRINCIPAL RISKS............................................................ 4
THE FUND'S PAST PERFORMANCE.................................................5
FUND EXPENSES...............................................................6
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS......................8
RISK AND INVESTMENT GLOSSARY................................................8
HOW TO CONTACT US..........................................................13
TO OPEN AN ACCOUNT OR PURCHASE SHARES......................................14
EXCHANGING SHARES..........................................................16
SELLING (REDEEMING) SHARES.................................................18
SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION.................................19
INFORMATION ABOUT YOUR ACCOUNT.............................................20
EXCESSIVE TRADING......................................................... 20
ONLINE AND TELEPHONE CONSIDERATIONS........................................20
YOUR SHARE PRICE...........................................................20
PRIVACY NOTICE.............................................................22
DISTRIBUTIONS AND TAXES....................................................23
TAX-SHELTERED RETIREMENT PLANS.............................................25
ORGANIZATION OF THE FUND...................................................26
INVESTMENT MANAGERS....................................................... 26
SPECIAL FUND STRUCTURE.....................................................26
FINANCIAL HIGHLIGHTS FOR THE FUND..........................................27



                                                   Berger Funds __________, 2003
                       Berger Information Technology Fund - Institutional Shares

4
BERGER INFORMATION TECHNOLOGY FUND -- INSTITUTIONAL SHARES


Ticker Symbol BINFX
Fund Number   913


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund invests at least 80% of its assets in common stocks of companies in the information technology group of industries, such as software, hardware, computer consulting services, communications and Internet services and products.

The Fund's investment manager analyzes trends in information technology spending and demand, then identifies companies it believes are best positioned to benefit from those trends. The Fund generally invests the remainder of its assets in information technology-related companies whose stock price the investment manager believes is undervalued relative to their assets, earnings, cash flow or business franchise.

The Fund's investment manager generally looks for companies:

o That dominate their industries or a particular market segment

o That have or are developing products or services that represent significant technological advancements or improvements

o That have strong fundamentals, strong management and strong product positioning.

The Fund primarily invests in common stocks. The Fund is free to invest in companies of any size market capitalization. In certain unusual circumstances, the Fund may be unable to remain invested in securities of companies at the stated level. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments,economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

Given the Fund's concentration in industries that are rapidly changing, its share price may fluctuate more than that of funds invested in more stable industries. Companies in the information technology industries may have narrow product lines and their products and services are often subject to intense competition and rapid obsolescence.

Because the Fund's investments are focused in the information technology sector, the Fund is more susceptible to adverse events and market pressures impacting the industries included in that sector, which may pose greater market and liquidity risk.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.


Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

                                                                               5
Berger Information Technology Fund

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

 1998     1999      2000      2001     2002
------   ------   -------   -------   -----
62.72%   165.53%  -27.85%   -38.61%


BEST QUARTER: 12/31/99 97.76%


WORST QUARTER:


(1) Initial Public Offerings constituted a significant portion of the Fund's performance during 1999 and there can be no assurance that IPOs will have such an impact in the future.


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Nasdaq-100 Index, the Fund's benchmark index. The Nasdaq-100 Index is an unmanaged index, with dividends reinvested, which reflects Nasdaq's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.



                                                 Berger Funds o __________, 2003
                       Berger Information Technology Fund - Institutional Shares

6

BERGER INFORMATION TECHNOLOGY FUND - INSTITUTIONAL SHARES


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002





                                                                Life of the Fund
                                                   1 Year          (April 8,1997)
---------------------------------------------------------------------------------
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on
---------------------------------------------------------------------------------
Distributions and Sale
  of Fund Shares
---------------------------------------------------------------------------------
Nasdaq-100
  (reflects no deduction for
  fees, expenses or taxes)
---------------------------------------------------------------------------------


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


SHAREHOLDER TRANSACTION EXPENSES                                %
-------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed or
exchanged if shares are held less than 6 months)               1.00
Exchange Fee*                                                  None
-------------------------------------------------------------------

*The 1% redemption fee referenced in the table will be imposed on shares exchanged if held less than 6 months, since an exchange is treated as a redemption followed by a purchase.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                         %
-------------------------------------------------------------------
Management fee
Other expenses
-------------------------------------------------------------------
Total Annual Fund Operating Expenses
-------------------------------------------------------------------



UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions


Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

Berger Information Technology Fund

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:



YEARS                                          $
--------------------------------------------------
One
Three
Five
Ten
--------------------------------------------------



Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

8

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true-the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.


Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

                                                                               9
Berger Information Technology Fund

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.


ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.


FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Hedging, Correlation, Opportunity and Leverage Risks

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid securities, including restricted securities not deemed to be liquid. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs avail-


                                                 Berger Funds o __________, 2003
                       Berger Information Technology Fund - Institutional Shares

10
able for purchase may diminish in the future, and their contribution to Fund performance may be less significant as a Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation and Leverage Risks

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.


Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

Berger Information Technology Fund

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in a Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of their total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks


SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by funds investing in small or mid-sized companies varies by fund. In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.



                                                 Berger Funds o __________, 2003
                       Berger Information Technology Fund - Institutional Shares

12

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3)  The security or technique is emphasized by the Fund.


Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

Berger Information Technology Fund

HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o Purchasing, exchanging and selling shares

o Reviewing Fund information and performance

o Viewing electronic financial reports and prospectuses

o Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o 1-800-960-8427

BY MAIL

SEND NEW ACCOUNT APPLICATIONS AND WRITTEN CORRESPONDENCE TO:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529





                                                 Berger Funds o __________, 2003
                       Berger Information Technology Fund - Institutional Shares

14

TO OPEN AN ACCOUNT OR PURCHASE SHARES


MINIMUM
---------------------------------------------------------------------------------
Initial investment                             $250,000
Subsequent investments                         No minimum
---------------------------------------------------------------------------------

BY ONLINE ACCESS

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.

BY TELEPHONE

o Investor Service Representative

  To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

  You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

  Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.


Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

Berger Information Technology Fund

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.

o Your check must be made payable to Berger Funds and must be made in U.S. dollars drawn on U.S. banks.

o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com or call an Investor Service Representative.


o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.


o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.


                                                 Berger Funds o __________, 2003
                       Berger Information Technology Fund - Institutional Shares

16

EXCHANGING SHARES

BY ONLINE ACCESS

o In general, investor accounts are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL


o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:


Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.


The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.


Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

                                                                              17
Berger Information Technology Fund

When Exchanging Shares:

o Each account must be registered identically ~ have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.


o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.


o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.


o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account


o The Fund will deduct a 1% exchange fee from your exchange proceeds if you exchange out shares of the Fund held less than 6 months. This fee is paid to the Fund and is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If you have purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. This fee will not apply to reinvested dividends and capital gains, certain retirement plan accounts, or in the case of redemptions resulting from the death of the shareholder. The Fund may modify, terminate or waive this fee at any time.



                                                 Berger Funds o __________, 2003
                       Berger Information Technology Fund - Institutional Shares

18

SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o In general, investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com.

BY MAIL


o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section of this Prospectus.

BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semiannually or annually.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the Signature Guarantees/Special Documentation section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o The Fund is intended as a long-term investment, and not as a short-term trading vehicle. Therefore, the Fund will deduct a 1% redemption fee from your redemption proceeds if you redeem shares of the Fund held less than 6 months. This fee is paid to the Fund and is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs


Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

Berger Information Technology Fund

incurred as a result of such trading. If you have bought shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. This fee will not apply to reinvested dividends and capital gains, certain retirement plan accounts, or in the case of redemptions resulting from the death of the shareholder. The Fund may modify, terminate or waive this fee at any time.

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.


                                                 Berger Funds o __________, 2003
                       Berger Information Technology Fund - Institutional Shares

20

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING


The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.


ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submit requests in writing.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.


The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.



Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

                                                                              21
Berger Information Technology Fund


For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.


When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS


To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Fund. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.


SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry


                                                 Berger Funds o __________, 2003
                       Berger Information Technology Fund - Institutional Shares

22
form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.


Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

                                                                              23
Berger Information Technology Fund

RIGHTS RESERVED BY THE FUNDS

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND


The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.


REDEMPTIONS BY THE FUNDS OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000 - but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

Holders of Institutional Shares who received their shares in the Fund's reorganization in July 1999, will not be subject to this minimum account balance requirement in their existing accounts, but instead will be subject to the regular Berger Funds retail minimum account balance requirement of $2,000.

DISTRIBUTION AND TAXES

DISTRIBUTION OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.


                                                 Berger Funds o __________, 2003
                       Berger Information Technology Fund - Institutional Shares

24

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.


The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.


BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.


Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.


In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.


Distributions of gains from the sale of assets held by a Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.


ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.


Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

                                                                              25
Berger Information Technology Fund

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Funds at 1-800-259-2820.



                                                 Berger Funds o __________, 2003
                       Berger Information Technology Fund - Institutional Shares

26

ORGANIZATION OF THE FUND

INVESTMENT MANAGERS

The following companies provide investment management and administrative services to the Fund.


BERGER FINANCIAL GROUP LLC (BFG) (210 University Blvd., Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG is responsible for managing investment operations of the Fund. For the most recent fiscal year, the Fund paid BFG and advisory fee of 0.85% of net assets. BFG also provides administrative services to the Fund.

BAY ISLE FINANCIAL LLC (BAY ISLE) (475 14th Street, Suite 550, Oakland, California 94612), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of the Berger Information Technology Fund. Bay Isle, using a team approach, has been the investment manager for the Fund since its inception on April 8, 1997. No one person of the investment team is primarily responsible for making investment recommendations. Bay Isle is the sub-adviser to the Fund and has been managing value accounts since 1987.


PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."

SPECIAL FUND STRUCTURE


On July 2, 1999, the Fund began offering two classes of shares. The Institutional Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance of $250,000. Institutional Shares are also made available for purchase and dividend reinvestment to all holders of Institutional Shares who received their shares in the Fund's reorganization on July 2, 1999. The other class of shares, Investor Shares, are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Investor Shares, please call 1-800-333-1001.


For more information on the multi-class fund structure, see the SAI.


Berger Funds o __________, 2003
Berger Information Technology Fund - Institutional Shares

                                                                              27
Financial Highlights

FINANCIAL HIGHLIGHTS FOR THE FUND


These financial highlights are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total return shows you how much an investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. PricewaterhouseCoopers,LLP, independent accountants, audited the information for the seven months ended September 30, 1999 and for the years ended September 30, 2000 and 2001. Their report is included in the Fund's annual report, which is available without charge upon request. Information for the periods ended February 28, 1999 and 1998, was audited by other independent accountants.

BERGER INFORMATION TECHNOLOGY FUND -- INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period





                                                                                  Period from
                                                                                March 1, 1999     Year Ended
                                                Years September 30,            to September 30,   February 28,
---------------------------------------------------------------------------------------------------------------
                                         2002       2001(2)       2000(2)        1999(2)           1999(2)

Net asset value, beginning of period               $17.67        $8.21           $6.34             $4.31
---------------------------------------------------------------------------------------------------------------
From investment operations
 Net investment income (loss)                       (0.07)(8)    (0.00)(5)       (0.00)(5)         (0.04)
 Net realized and unrealized
  gains (losses)from investments and
  foreign currency transactions                    (12.56)(8)     9.51            1.97              2.07

---------------------------------------------------------------------------------------------------------------
Total from investment operations                   (12.63)        9.51            1.97              2.03
Less dividends and distributions
---------------------------------------------------------------------------------------------------------------
 Distributions (from capital gains)                     -       (0.05)           (0.10)                -
---------------------------------------------------------------------------------------------------------------
Total dividends and distributions                       -       (0.05)           (0.10)                -
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $5.04       $17.67            $8.21             $6.34
---------------------------------------------------------------------------------------------------------------
Total Return(6)(7)                                (71.48)%     115.86%           31.30%            47.13%
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
 Net assets,end of period
  (in thousands)                                 $15,269      $61,566          $20,094           $12,446
 Net expense ratio to average
  net assets(3)                                     1.15%        1.03%            1.49%(4)          1.50
Ratio of net investment loss
 to average net assets                             (0.72)%     (0.76)%           (1.22)%(4)        (1.19)%
Gross expense ratio to average
 net assets                                         1.15%       1.03%             1.94%(4)          2.67%
 Portfolio turnover rate(6)                           80%         38%               31%               35%


(1)  Commencement of investment operations for Institutional Shares.

(2) All per share data has been adjusted to reflect a 7-for-1 share split, effective October 17, 2000.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.

(4)  Annualized.

(5)  Amount represents less than $0.01 per share.

(6)  Not annualized.

(7)  Applicable redemption fees are not included in Total Return calculation.

(8) Per share calculations for the period were based on average shares outstanding.


                                                 Berger Funds o __________, 2003
                       Berger Information Technology Fund - Institutional Shares

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.


You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.


You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 259-2820
bergerfunds.com


A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's. web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust 811-8046
(Berger Information Technology Fund --
Institutional Shares)

                                                                       TECHIPROS

              BERGER LARGE CAP VALUE FUND -- INSTITUTIONAL SHARES



                          PROSPECTUS __________, 2003


                               [BERGER FUND LOGO]


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER LARGE CAP VALUE FUND is a servicemark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS



BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Large Cap Value Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries, who are willing to maintain a minimum account balance of $250,000.



BERGER LARGE CAP VALUE FUND(SM) -- INSTITUTIONAL SHARES......................  4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES..........................  4
PRINCIPAL RISKS..............................................................  4
THE FUND'S PAST PERFORMANCE..................................................  4
FUND EXPENSES................................................................  5
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS.......................  6
RISK AND INVESTMENT GLOSSARY.................................................  6
HOW TO CONTACT US............................................................ 11
TO OPEN AN ACCOUNT OR PURCHASE SHARES........................................ 12
EXCHANGING SHARES............................................................ 14
SELLING (REDEEMING) SHARES................................................... 16
SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION................................... 17
INFORMATION ABOUT YOUR ACCOUNT............................................... 18
EXCESSIVE TRADING............................................................ 18
ONLINE AND TELEPHONE CONSIDERATIONS.......................................... 18
YOUR SHARE PRICE............................................................. 18
PRIVACY NOTICE............................................................... 20
DISTRIBUTIONS AND TAXES...................................................... 21
TAX-SHELTERED RETIREMENT PLANS............................................... 22
ORGANIZATION OF THE FUND..................................................... 23
INVESTMENT MANAGER........................................................... 23
SPECIAL FUND STRUCTURE....................................................... 23


                                                     Berger Funds o_______, 2003
                             Berger Large Cap Value Fund -- Institutional Shares

4

BERGER LARGE CAP VALUE FUND -- INSTITUTIONAL SHARES


Ticker Symbol  BBLVX
Fund Number    917

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund invests primarily in the common stocks of large companies whose stock prices are believed to be undervalued.


The Fund's investment manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund.


The Fund's investment manager generally looks for companies:

o That have strong fundamentals and strong management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.


Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of companies whose market capitalization, at the time of initial purchase, is $9 billion or more. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectation for appreciation.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.


The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present greater market and information risks.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and



Berger Funds o_______, 2003
Berger Large Cap Value Fund -- Institutional Shares

Berger Large Cap Value Fund


reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31



[BAR GRAPH]

   2002



BEST QUARTER:      %

WORST QUARTER:     %

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 1000 Value Index, the Fund's benchmark index. The Russell 1000 Value Index is an unmanaged index, with dividends reinvested, that represents large capitalization U.S. stocks with less-than-average growth orientation. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002



                                                        Life of the Fund
                                        1 Year         (September 28, 2001)
--------------------------------------------------------------------------------
Return Before Taxes

Return After Taxes
  on Distributions

Return After Taxes on
  Distributions and Sale
  of Fund Shares

Russell 1000 Value
  (reflects no deduction for
  fees, expenses or taxes)
--------------------------------------------------------------------------------



                                                     Berger Funds o_______, 2003
                             Berger Large Cap Value Fund -- Institutional Shares

6


BERGER LARGE CAP VALUE FUND--INSTITUTIONAL SHARES


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.



ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                      %
-------------------------------------------------------------------------
Management fee

Other expenses(1)
-------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------
Expense Reimbursement(2)
-------------------------------------------------------------------------
NET EXPENSES
-------------------------------------------------------------------------


(1) "Other expenses" are based on estimated expenses for the Institutional Shares class and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.


(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Institutional Shares class to the extent transfer agency, shareholder reporting and registration expenses exceed .05% of the Institutional Shares' average daily net assets during the fiscal year. The agreement may not be
terminated until September 30,    .



UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year


o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)


o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                  $
---------------------------------------------------------
One

Three
---------------------------------------------------------



Berger Funds o_______, 2003
Berger Large Cap Value Fund -- Institutional Shares

                                                                               7
Berger Large Cap Value Fund

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS


BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true - the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.


                                                     Berger Funds o_______, 2003
                              Berger Large Cap Value Fund - Institutional Shares

8

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.


ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.


FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Correlation, Opportunity and Leverage Risks

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


Berger Funds o_______, 2003
Berger Large Cap Value Fund -- Institutional Shares

Berger Large Cap Value Fund

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks


                                                     Berger Funds o_______, 2003
                             Berger Large Cap Value Fund -- Institutional Shares

10

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks


SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goals and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS(3) are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk


Berger Funds o_______, 2003
Berger Large Cap Value Fund -- Institutional Shares

Berger Large Cap Value Fund

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3) The security or technique is emphasized by the Fund.



                                                     Berger Funds o_______, 2003
                             Berger Large Cap Value Fund -- Institutional Shares

12

HOW TO CONTACT US


ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o Purchasing, exchanging and selling shares

o Reviewing Fund information and performance

o Viewing electronic financial reports and prospectuses

o Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o 1-800-960-8427

BY MAIL

SEND NEW ACCOUNT APPLICATIONS AND WRITTEN CORRESPONDENCE TO:

Berger Funds P.O.
Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529


Berger Funds o_______, 2003
Berger Large Cap Value Fund -- Institutional Shares

Berger Large Cap Value Fund

TO OPEN AN ACCOUNT OR PURCHASE SHARES


MINIMUM
--------------------------------------------------------
Initial investment                              $250,000

Subsequent investments                        No minimum
--------------------------------------------------------

BY ONLINE ACCESS

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.

BY TELEPHONE

o Investor Service Representative

  To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

  You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

  Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.


                                                     Berger Funds o_______, 2003
                             Berger Large Cap Value Fund -- Institutional Shares

14



TO OPEN AN ACCOUNT OR PURCHASE SHARES (CONTINUED)



BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.

o Your check must be made payable to Berger Funds and must be made in U.S. dollars drawn on U.S. banks.

o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com or call an Investor Service Representative.


o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.


o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.


Berger Funds o_______, 2003
Berger Large Cap Value Fund -- Institutional Shares

Berger Large Cap Value Fund

EXCHANGING SHARES


BY ONLINE ACCESS

o In general, investor accounts are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL


o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:


Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.


The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.



                                                     Berger Funds o_______, 2003
                             Berger Large Cap Value Fund -- Institutional Shares

16

WHEN EXCHANGING SHARES:

o Each account must be registered identically -- have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.


o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.


o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.


o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.



Berger Funds o_______, 2003
Berger Large Cap Value Fund -- Institutional Shares

Berger Large Cap Value Fund

SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o In general, investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com.

BY MAIL


o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.


o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section of this Prospectus.

BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semiannually or annually.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the Signature Guarantees/Special Documentation section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.



                                                     Berger Funds o_______, 2003
                             Berger Large Cap Value Fund -- Institutional Shares

18

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.



Berger Funds o_______, 2003
Berger Large Cap Value Fund -- Institutional Shares

Berger Large Cap Value Fund

INFORMATION ABOUT YOUR ACCOUNT


EXCESSIVE TRADING


The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.


ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submit requests in writing.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.


The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.




                                                     Berger Funds o_______, 2003
                             Berger Large Cap Value Fund -- Institutional Shares

20

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.


When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you may not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS


To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Fund. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.


SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry


Berger Funds o_______, 2003
Berger Large Cap Value Fund -- Institutional Shares

Berger Large Cap Value Fund

form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.



                                                     Berger Funds o_______, 2003
                             Berger Large Cap Value Fund -- Institutional Shares

22

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND


The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.


REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000 - but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTION AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distribu-



Berger Funds o_______, 2003
Berger Large Cap Value Fund -- Institutional Shares

Berger Large Cap Value Fund


tions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.


BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.


Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.


In other words,"buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.


Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.


ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.


                                                     Berger Funds o_______, 2003
                             Berger Large Cap Value Fund -- Institutional Shares

24

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.




Berger Funds o_______, 2003
Berger Large Cap Value Fund -- Institutional Shares

Berger Large Cap Value Fund

ORGANIZATION OF THE FUND



INVESTMENT MANAGERS

BERGER FINANCIAL GROUP LLC (BFG) (210 University Blvd., Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974 managing growth and balanced funds. The investment advisory fee charged to the Fund is: 0.75% of the first $500 million of average daily net assets; 0.70% of the next $500 million and 0.65% in excess of $1 billion. BFG is responsible for managing the investment operations of the Fund and also provides administrative services to the Fund.

BAY ISLE FINANCIAL LLC (Bay Isle), (475 14th Street, Suite 550, Oakland, California 94612), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of the Berger Large Cap Value Fund.

Bay Isle, using a team approach, has been the investment manager for the Fund since its inception on September 28, 2001. No one person of the investment team is primarily responsible for making investment recommendations. Bay Isle is the sub-adviser to the Fund and has been managing value accounts since 1987.


PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

SPECIAL FUND STRUCTURE


The Fund offers two classes of shares. The Institutional Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance of $250,000. The other class of shares, Investor Shares, are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Investor Shares, please call 1-800-333-1001.


For more information on the multi-class fund structure, see the SAI.



                                                     Berger Funds o_______, 2003
                             Berger Large Cap Value Fund -- Institutional Shares

26


FINANCIAL HIGHLIGHTS

The financial highlights will help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total return shows you how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.


BERGER LARGE CAP VALUE FUND - INSTITUTIONAL SHARES

For a Share Outstanding Throughout the Period




                                                           Year ended
                                                        September 30, 2002(1)
--------------------------------------------------------------------------------
Net asset value, beginning of period
--------------------------------------------------------------------------------
From investment operations
  Net investment income
  Net realized and unrealized losses from
    investments and foreign currency transactions
--------------------------------------------------------------------------------
Total from investment operations
--------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)
  Distributions (from capital gains)
--------------------------------------------------------------------------------
Total dividends and distributions
--------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------
Total Return
(20.17)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)
  Net expense ratio to average net assets(2)
  Ratio of net investment income to average net assets
  Gross expense ratio to average net assets
  Portfolio turnover rate



(1) The Fund had no financial highlights for the one day of operations during the period ended September 30, 2001.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor.


Berger Funds o_______, 2003
Berger Large Cap Value Fund -- Institutional Shares

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of market conditions and investment strategies that affected its performance over the past year.


You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.


You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
1-800-259-2820
bergerfunds.com


A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call
(202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, Washington, DC 20549-0102.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust 811-8046
(Berger Large Cap Value Fund -- Institutional Shares)


                                                                        LCVIPROS

                BERGER MID CAP VALUE FUND - INSTITUTIONAL SHARES


                           PROSPECTUS _________, 2003



                              [BERGER FUNDS LOGO]



The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER MID CAP VALUE FUND is a registered servicemark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS



BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Mid Cap Value Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries, who are willing to maintain a minimum account balance of $250,000.



BERGER MID CAP VALUE FUND(R)~ INSTITUTIONAL SHARES . . . . . . . . . . . .     4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES  . . . . . . . . . . .     4
PRINCIPAL RISKS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
THE FUND'S PAST PERFORMANCE  . . . . . . . . . . . . . . . . . . . . . . .     5
FUND EXPENSES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS . . . . . . . . . .     8
RISK AND INVESTMENT GLOSSARY . . . . . . . . . . . . . . . . . . . . . . .     8
HOW TO CONTACT US  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
TO OPEN AN ACCOUNT OR PURCHASE SHARES  . . . . . . . . . . . . . . . . . .    14
EXCHANGING SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    16
SELLING (REDEEMING) SHARES . . . . . . . . . . . . . . . . . . . . . . . .    18
SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION . . . . . . . . . . . . . . . .    19
INFORMATION ABOUT YOUR ACCOUNT . . . . . . . . . . . . . . . . . . . . . .    20
EXCESSIVE TRADING  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
ONLINE AND TELEPHONE CONSIDERATIONS  . . . . . . . . . . . . . . . . . . .    20
YOUR SHARE PRICE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
PRIVACY NOTICE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    22
DISTRIBUTIONS AND TAXES  . . . . . . . . . . . . . . . . . . . . . . . . .    23
TAX-SHELTERED RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . . . .    25
ORGANIZATION OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . .    26
INVESTMENT MANAGER . . . . . . . . . . . . . . . . . . . . . . . . . . . .    26
SPECIAL FUND STRUCTURE . . . . . . . . . . . . . . . . . . . . . . . . . .    27
FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . .    28



                                                    Berger Funds __________,2003
                                Berger Mid Cap Value Fund - Institutional Shares

4


BERGER MID CAP VALUE FUND -- INSTITUTIONAL SHARES

Ticker Symbol  BEMIX
Fund Number    1963

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued.

The Fund's investment selection focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

The Fund's investment manager generally looks for companies with:

o A low price relative to their assets, earnings, cash flow or business franchise

o    Products and services that give them a competitive advantage

o    Quality balance sheets and strong management.


The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in


Berger Funds o ______, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations which could present increased market and information risks. The Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show how the Fund's performance has varied by illustrating the difference for each full calendar year since the Fund began.


YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

21.56%     27.34%      20.52%
 1999       2000        2001     2002


(1) Fund returns are from periods prior to the Fund's adoption of share classes and therefore reflect a 0.25% 12b-1 fee which has not been paid by the Institutional Shares since that class commenced investment operations on May 17, 2002.


BEST QUARTER: 12/31/01  21.28%
WORST QUARTER:

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell Midcap Value Index, the Fund's benchmark index. The Russell Midcap Value Index is an unmanaged index, with dividends reinvested, that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are



                                                 Berger Funds o __________, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

6


BERGER MID CAP VALUE FUND--INSTITUTIONAL SHARES



also members of the Russell 1000 Value Index. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)




                                                                Life of the Fund
                                                      1 Year   (August 12, 1998)
--------------------------------------------------------------------------------

Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and
  Sale of Fund Shares
Russell Midcap Value (reflects no deduction
  for fees, expenses or taxes)
--------------------------------------------------------------------------------


(1) Fund returns are from periods prior to the Fund's adoption of share classes and therefore reflect a 0.25% 12b-1 fee which has not been paid by the Institutional Shares since that class commenced investment operations on May 17, 2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES



(deducted directly from the Fund)                                              %
--------------------------------------------------------------------------------
Management fee
Other expenses(1)
TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


(1) "Other expenses" are based on estimated expenses for the Institutional Shares class and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


Berger Funds o ______, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                                          $
--------------------------------------------------------------------------------
One
Three
--------------------------------------------------------------------------------



                                                 Berger Funds o __________, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

8

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true - the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges" -- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.



Berger Funds o ______, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Correlation, Opportunity and Leverage Risks

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.



                                                 Berger Funds o __________, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

10

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks



Berger Funds o ______, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goals and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS(3) are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk


                                                 Berger Funds o __________, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

12

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3) The security or technique is emphasized by the Fund.


Berger Funds o ______, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o    Purchasing, exchanging and selling shares

o    Reviewing Fund information and performance

o    Viewing electronic financial reports and prospectuses

o    Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o 1-800-960-8427

BY MAIL

SEND NEW ACCOUNT APPLICATIONS AND WRITTEN CORRESPONDENCE TO:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529



                                                 Berger Funds o __________, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

14


TO OPEN AN ACCOUNT OR PURCHASE SHARES

MINIMUM

--------------------------------------------------------------------------------
Initial investment                                                      $250,000
Subsequent investments                                                No minimum
--------------------------------------------------------------------------------

BY ONLINE ACCESS

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.

BY TELEPHONE

o    INVESTOR SERVICE REPRESENTATIVE

     To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

     You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

     Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.



Berger Funds o ______, 2003
Berger Mid Cap Value Fund - Institutional Shares

                                                                              15
Berger Mid Cap Value Fund

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o    The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.

o Your check must be made payable to BERGER FUNDS and must be made in U.S. dollars drawn on U.S. banks.

o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com or call an Investor Service Representative.

o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.



                                                    Berger Funds o _______, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

16

EXCHANGING SHARES

BY ONLINE ACCESS

o In general, investor accounts are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL

o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.



Berger Funds o _____, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

WHEN EXCHANGING SHARES:

o Each account must be registered identically -- have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.


o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.


o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.


o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.





                                                      Berger Funds o _____, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

18


SELLING (REDEEMING) SHARES


BY ONLINE ACCESS

o In general, investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com.

BY MAIL

o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/ Special Documentation" section of this Prospectus.

BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semiannually or annually.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the Signature Guarantees/Special Documentation section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.



Berger Funds o _____, 2003
Berger Mid Cap Value Fund - Institutional Shares

                                                                              19
Berger Mid Cap Value Fund

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o    Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o    You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o    You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.


                                                      Berger Funds o _____, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

20


INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submit requests in writing.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.


Berger Funds o ______, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund


For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.


Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.


When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.


The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you may not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS
You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.


SHAREHOLDER REPORTS
To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Fund. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.




                                                     Berger Funds o ______, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

22

SHARE CERTIFICATES
To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.

PURCHASES THROUGH BROKER-DEALERS
You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS
Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added


Berger Funds o ______, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND
Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND


The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.


REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000 -- but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS
Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.



                                                     Berger Funds o ______, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

24

The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.


BUYING A DISTRIBUTION
Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.


Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred. In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.



YOUR TAXES
You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.


Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.


ADDITIONAL TAX INFORMATION
You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.



Berger Funds o ______, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.




                                                     Berger Funds o ______, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

26


ORGANIZATION OF THE FUND


INVESTMENT MANAGER


BERGER FINANCIAL GROUP LLC (BFG) (210 University Blvd., Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974 managing growth and balanced funds. The investment advisory fee charged to the Fund is: 0.75% of the first $500 million of average daily net assets; 0.70% of the next $500 million and 0.65% in excess of $1 billion. For the most recent fiscal year, the Fund paid BFG an advisory fee of 0.75% of net assets. BFG is responsible for managing the investment operations of the Fund and also provides administrative services to the Fund.


PERKINS, WOLF, MCDONNELL & COMPANY (PWM) (310 S. Michigan Avenue, Suite 2600, Chicago, IL 60604) has been in the investment management business since 1984 and provides day-to-day management of the investment operations as subadviser of the Berger Mid Cap Value Fund.

THOMAS M. PERKINS has been the lead investment manager for the Berger Mid Cap Value Fund since its inception in August 1998. Thomas Perkins has been an investment manager since 1974 and joined PWM as a portfolio manager in 1998. Additionally, Thomas Perkins has been an investment manager for the Berger Small Cap Value Fund since January 1999. Previously, he was a portfolio manager of valuation sensitive growth portfolios for Alliance Capital from 1984 to June 1998. As lead manager, Thomas Perkins is responsible for the daily decisions of the Fund's security selection.

ROBERT H. PERKINS has been an investment manager for the Berger Mid Cap Value Fund since its inception in August 1998. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. Additionally, Robert Perkins has served as lead investment manager of the Berger Small Cap Value Fund since its inception in 1985.

JEFFREY KAUTZ, CFA, has been an investment manager for the Berger Mid Cap Value Fund since January 2002. Jeff Kautz has served as a research analyst for the value products of PWM since October 1997. Previously, Jeff Kautz worked as a market maker for the G.V.R. Company from 1995 to October 1997.



Berger Funds o ______, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

PORTFOLIO TURNOVER
Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.


SPECIAL FUND STRUCTURE
The Fund offers two classes of shares. The Institutional Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance of $250,000. The other class of shares, Investor Shares, are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Investor Shares, please call 1-800-333-1001.


For more information on the multi-class fund structure, see the SAI.



                                                     Berger Funds o ______, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

28


FINANCIAL HIGHLIGHTS


The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. Except as otherwise noted, PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.

The following financial highlights are for the Berger Mid Cap Value Fund for periods before May 17, 2002, when the Fund first adopted share classes and began offering Institutional Shares. Therefore, the data on the table reflect a 0.25% 12b-1 fee not paid by the Institutional Shares.

BERGER MID CAP VALUE FUND
For a Share Outstanding Throughout the Period



                                                                                Period from
                                                                         August 12, 1998(1)
                                       Years Ended September 30,                         to
                                   2002      2001       2000       1999  September 30, 1998
-------------------------------------------------------------------------------------------

Net asset value, beginning of
  period                                    $14.43     $12.17     $9.33         $10.00
-------------------------------------------------------------------------------------------
From investment operations
  Net investment income                       0.06       0.08      0.07           0.03
  Net realized and unrealized
    gains  (losses) from
    investments and foreign
    currency transactions                     1.27       3.46      2.83          (0.70)
-------------------------------------------------------------------------------------------
Total from investment operations              1.33       3.54      2.90          (0.67)
-------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment
  income)                                    (0.10)     (0.04)    (0.06)            --
Distributions (from capital
  gains)                                     (1.36)     (1.24)       --             --
-------------------------------------------------------------------------------------------
Total dividends and distributions            (1.46)     (1.28)    (0.06)            --
-------------------------------------------------------------------------------------------
Net asset value, end of period              $14.30     $14.43    $12.17          $9.33
-------------------------------------------------------------------------------------------
Total Return(2)                               9.70%     31.11%    31.12%         (6.70)%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands)                        $148,505    $33,013   $22,918        $19,710
  Expense ratio to average
    net assets                                1.22%      1.59%     1.62%          1.68%(2)
  Ratio of net investment income
    to average net assets                     0.78%      0.72%     0.54%          2.30%(2)
  Portfolio turnover rate(3)                   116%       129%      154%            25%


(1)  Commencement of investment operations.

(2)  Annualized.

(3)  Not annualized.


Berger Funds o ______, 2003
Berger Mid Cap Value Fund - Institutional Shares

                       This page intentionally left blank

                       This page intentionally left blank

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of market conditions and investment strategies that affected its performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
1-800-259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review or obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room,Washington, DC 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust 811-8046
(Berger Mid Cap Value Fund - Institutional Shares)

                                                                        MCVIPROS

             BERGER SMALL CAP VALUE FUND II -- INSTITUTIONAL SHARES



                          PROSPECTUS __________, 2003



                              [BERGER FUNDS LOGO]



The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER SMALL CAP VALUE FUND II is a servicemark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS

BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Small Cap Value Fund II. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000. The Fund is not a clone of the Berger Small Cap Value Fund, thus the performance may differ.

BERGER SMALL CAP VALUE FUND II(SM) -- INSTITUTIONAL SHARES...................  4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES..........................  4
PRINCIPAL RISKS..............................................................  4
THE FUND'S PAST PERFORMANCE..................................................  5
FUND EXPENSES................................................................  5
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS.......................  7
RISK AND INVESTMENT GLOSSARY.................................................  7
HOW TO CONTACT US............................................................ 12
TO OPEN AN ACCOUNT OR PURCHASE SHARES........................................ 13
EXCHANGING SHARES............................................................ 15
SELLING (REDEEMING) SHARES................................................... 17
SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION................................... 18
INFORMATION ABOUT YOUR ACCOUNT............................................... 19
EXCESSIVE TRADING............................................................ 19
ONLINE AND TELEPHONE CONSIDERATIONS.......................................... 19
FUND SHARE PRICE............................................................. 19
PRIVACY NOTICE............................................................... 21
DISTRIBUTIONS AND TAXES...................................................... 22
TAX-SHELTERED RETIREMENT PLANS............................................... 24
ORGANIZATION OF THE FUND..................................................... 25
INVESTMENT MANAGERS.......................................................... 25
SPECIAL FUND STRUCTURE....................................................... 26



                                                  Berger Funds o__________, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

4

BERGER SMALL CAP VALUE FUND II -- INSTITUTIONAL SHARES


Ticker Symbol  BVSIX
Fund Number    919


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.


The Fund's investment manager uses fundamental analysis and proprietary valuation models to select stocks for the Fund.

The Fund's investment manager generally looks for companies:

o That have strong fundamentals and competent management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.

The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. To a certain degree, the Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments,economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market,



Berger Funds o__________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

liquidity and information risk because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present increased market and information risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until March 28, 2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES(1)
(deducted directly from the Fund)                               %
-------------------------------------------------------------------
Management fee
Other expenses
-------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------
EXPENSE REIMBURSEMENT(2)
-------------------------------------------------------------------
NET EXPENSES
-------------------------------------------------------------------


(1) Based on estimates for the Fund's first year of operations.


(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Institutional Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.25% of the Institutional Shares' average daily net assets during the fiscal year. The
    agreement may not be terminated until September 30,   .


UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.



                                                  Berger Funds o__________, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

6

BERGER SMALL CAP VALUE FUND II -- INSTITUTIONAL SHARES


EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                      $
----------------------------------------------
One
Three
----------------------------------------------




Berger Funds o__________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

INVESTMENT TECHNIQUES SECURITIES AND ASSOCIATED RISKS


BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true-the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.


RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.


                                                   Berger Funds o ________, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

8

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Correlation, Opportunity and Leverage Risks

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.



Berger Funds o ________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks



                                                   Berger Funds o ________, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

10

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.


PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks

SMALL COMPANY SECURITIES(3) are securities issued by small companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goals and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS(3) are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk



Berger Funds o ________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

Transaction risk means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

Writing (selling) covered call options(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3) The security or technique is emphasized by the Fund.




Berger Funds o__________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

12


HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o Purchasing, exchanging and selling shares

o Reviewing Fund information and performance

o Viewing electronic financial reports and prospectuses

o Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o 1-800-960-8427

BY MAIL

SEND NEW ACCOUNT APPLICATIONS AND WRITTEN CORRESPONDENCE TO:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529





Berger Funds o__________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

                                                                              13
Berger Small Cap Value Fund II

TO OPEN AN ACCOUNT OR PURCHASE SHARES


Minimum
---------------------------------------------------------------
Initial investment                                     $250,000
Subsequent investments                               No minimum
---------------------------------------------------------------

BY ONLINE ACCESS

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.

BY TELEPHONE

o INVESTOR SERVICE REPRESENTATIVE

  To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

  You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

  Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.




                                                  Berger Funds o__________, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

14

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.

o Your check must be made payable to BERGER FUNDS and must be made in U.S. dollars drawn on U.S. banks.

o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com or call an Investor Service Representative.

o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.



Berger Funds o__________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

EXCHANGING SHARES


BY ONLINE ACCESS

o In general, investor accounts are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL

o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.



                                                  Berger Funds o__________, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

16

WHEN EXCHANGING SHARES:

o Each account must be registered identically -- have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.


o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.


o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.


o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.




Berger Funds o__________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

SELLING (REDEEMING) SHARES


BY ONLINE ACCESS

o In general, investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com.

BY MAIL

o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section of this Prospectus.

BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semiannually or annually.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the "Signature Guarantees/Special Documentation" section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.



                                                  Berger Funds o__________, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

18

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o You wish to add or remove owners on your account.


Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.




Berger Funds o__________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

                                                                              19
Berger Small Cap Value Fund II

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING


The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.


ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submit requests in writing.

FUND SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.



                                                  Berger Funds o__________, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

20

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.


When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS


To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Fund. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.


SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry



Berger Funds o__________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.



                                                  Berger Funds o__________, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

22

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND


The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.


REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000 - but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December. The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or distributions



Berger Funds o__________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

                                                                              23
Berger Small Cap Value Fund II

of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.


Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.


In other words,"buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.


Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.


ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.



                                                  Berger Funds o__________, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

24

TAX-SHELTERED RETIREMENT PLANS


The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.




Berger Funds o__________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

                                                                              25
Berger Small Cap Value Fund II

ORGANIZATION OF THE FUND

INVESTMENT MANAGERS

The following companies provide investment management and administrative services to the Fund.


Berger Financial Group LLC (BFG) (210 University Blvd., Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Bay Isle Financial LLC as subadviser. The investment advisory fee charged to the Fund is 0.85% of the first $500 million of average daily net assets, 0.80% of the next 500 million and 0.75% in excess of $1 billion.

Bay Isle Financial LLC (Bay Isle) (475 14th Street, Suite 550, Oakland, California 94612), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of the Berger Small Cap Value Fund II.


Bay Isle, using a team approach, has been the investment manager for the Fund since its inception on March 28, 2002. No one person of the investment team is primarily responsible for making investment recommendations. Bay Isle is the sub-adviser to the Fund and has been managing value accounts since 1987.



                                                  Berger Funds o__________, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

26

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

SPECIAL FUND STRUCTURE

The Fund currently has three classes of shares. The Institutional Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance of $250,000. The Investor Shares are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. The Service Shares are offered through a separate prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Berger Small Cap Value Fund II applies to the Investor Shares and Service Shares classes. For more information on Investor Shares, please call 1-800- 333-1001. For more information on Service Shares, please call 1-800-333-1001.

For more information on the multi-class fund structure, see the SAI.



Berger Funds o__________, 2003
Berger Small Cap Value Fund II -- Institutional Shares

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.


You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.


You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call
(202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust 811-8046

(Berger Small Cap Value Fund II--Institutional Shares)



                                                                       SCV2IPROS

                BERGER SMALL CAP VALUE FUND II - SERVICE SHARES



                          PROSPECTUS __________, 2003





                              [BERGER FUNDS LOGO]




The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

BERGER FUNDS is a registered servicemark of Berger LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger LLC; BERGER SMALL CAP VALUE FUND II is a servicemark of Berger LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS

BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Service Shares of the Berger Small Cap Value Fund II. These shares are only available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Fund is not a clone of the Berger Small Cap Value Fund, thus the performance may differ.


BERGER SMALL CAP VALUE FUND II(SM) -- SERVICE SHARES . . . . . . . . . . . ..  4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES . . . . . . . . . . . . .  4
PRINCIPAL RISKS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
THE FUND'S PAST PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . .  5
FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS . . . . . . . . . . ..  7
RISK AND INVESTMENT GLOSSARY . . . . . . . . . . . . . . . . . . . . . . . ..  7
PURCHASING AND SELLING (REDEEMING) SHARES . . . . . . . . . . . . . . . . . . 12
INFORMATION ABOUT YOUR ACCOUNT . . . . . . . . . . . . . . . . . . . . . . .. 13
EXCESSIVE TRADING . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
FUND SHARE PRICE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. 13
PRIVACY NOTICE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. 14
DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
ORGANIZATION OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . .. 17
INVESTMENT MANAGERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
12b-1 ARRANGEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. 18
SPECIAL FUND STRUCTURE . . . . . . . . . . . . . . . . . . . . . . . . . . .. 18


                                                 Berger Funds o __________, 2003
                                 Berger Small Cap Value Fund II - Service Shares

4

BERGER SMALL CAP VALUE FUND II - SERVICE SHARES


Ticker Symbol  BVSSX
Fund Number    920


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.


The Fund's investment manager uses fundamental analysis and proprietary valuation models to select stocks for the Fund.


The Fund's investment manager generally looks for companies:

o    That have strong fundamentals and competent management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.

The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. To a certain degree, the Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market,



Berger Funds o __________, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

liquidity and information risk because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present increased market and information risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until March 28, 2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES(1)


(deducted directly from the Fund)                                   %
-----------------------------------------------------------------------
Management fee

Distribution (12b-1) fee

Other expenses(2)
-----------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------
EXPENSE REIMBURSEMENT(3)
-----------------------------------------------------------------------
NET EXPENSES
-----------------------------------------------------------------------


(1)  Based on estimates for the Fund's first year of operations.

(2)  Other expenses include a 0.25% Service Fee.


(3) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Service Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.25% of the Service Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, ____.


UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees, service fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.



                                                 Berger Funds o __________, 2003
                                 Berger Small Cap Value Fund II - Service Shares

6


BERGER SMALL CAP VALUE FUND II - SERVICE SHARES

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o    Redemption after the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                           $
-------------------------------------------------
One

Three
-------------------------------------------------



Berger Funds o __________, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS


BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true -- the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges"--uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.



                                                 Berger Funds o __________, 2003
                                 Berger Small Cap Value Fund II - Service Shares

8

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Correlation, Opportunity and Leverage Risks

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.



Berger Funds o __________, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks



                                                  Berger Funds o__________, 2003
                                 Berger Small Cap Value Fund II - Service Shares

10

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks

SMALL COMPANY SECURITIES(3) are securities issued by small companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goals and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS(3) are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk



Berger Funds o__________, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3)  The security or technique is emphasized by the Fund.



                                                  Berger Funds o__________, 2003
                                 Berger Small Cap Value Fund II - Service Shares

12

PURCHASING AND SELLING (REDEEMING) SHARES

Investors may not purchase or redeem shares of the Fund directly. The Fund sells its shares through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. Please contact your financial professional or refer to your program documents for information regarding how you can purchase, redeem or exchange shares.

The Fund does not impose any sales charges, commissions or redemption fees for the purchase or redemption of Fund shares. However, financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge a separate fee for administrative services in connection with investments in Fund shares and may impose minimum investment amounts or limitations on the purchase or redemption of shares. If you invest through a retirement plan, your plan administrator may impose additional fees when you participate in the plan. These fees would be in addition to fees charged by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional provisions or conditions from those described in this prospectus.

Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee. Purchases must be made in U.S. dollars drawn on U.S. banks.



Berger Funds o __________, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING


The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.


FUND SHARE PRICE

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price for the Service Shares of the Fund is determined by adding the Service Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Service Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Service Shares, and then dividing that value by the total number of the Service Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.


For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.


Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission. When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.



                                                 Berger Funds o __________, 2003
                                 Berger Small Cap Value Fund II - Service Shares

14

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

FINANCIAL INTERMEDIARIES

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has



Berger Funds o __________, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and
(11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND


The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December. The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.


Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.




                                                 Berger Funds o __________, 2003
                                 Berger Small Cap Value Fund II - Service Shares

16

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash. Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.


Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes.


Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.


Berger Funds o __________, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

ORGANIZATION OF THE FUND

INVESTMENT MANAGERS

The following companies provide investment management and administrative services to the Fund.


BERGER FINANCIAL GROUP LLC (BFG) (210 University Blvd., Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Bay Isle Financial LLC as subadviser. The investment advisory fee charged to the Fund is 0.85% of the first $500 million of average daily net assets, 0.80% of the next $500 million and 0.75% in excess of $1 billion.


BAY ISLE FINANCIAL LLC (BAY ISLE), (475 14th Street, Suite 550, Oakland, California 94612), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of the Berger Small Cap Value Fund II.


Bay Isle, using a team approach, has been the investment manager for the Fund since its inception on March 28, 2002. No one person of the investment team is primarily responsible for making investment recommendations. Bay Isle is the sub-adviser to the Fund and has been managing value accounts since 1987.



                                                 Berger Funds o __________, 2003
                                 Berger Small Cap Value Fund II - Service Shares

18

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

12b-1 ARRANGEMENTS

You pay no sales charge or commissions when you buy or sell Fund shares. However, the Fund has adopted a 12b-1 plan for its Service Shares class, permitting them to pay a fee in connection with distribution of those shares. BFG is entitled to be paid a fee under the plan of 0.25% of the Fund's average daily net assets attributable to the Service Shares. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).

SERVICE FEE

The Fund pays BFG a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the Service Shares class for providing shareholder and other administrative services to investors in order to maintain their accounts. BFG may select and compensate others to perform these services for their investors, including retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries.

SPECIAL FUND STRUCTURE

The Fund currently has three classes of shares. The Service Shares are offered through this prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Investor Shares are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. The Institutional Shares are offered through a separate prospectus and are designed for investors who maintain a minimum account balance of $250,000. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Berger Small Cap Value Fund II applies to the Investor Shares and Service Shares classes. For more information on Investor Shares, please call 1-800-333-1001. For more information on Institutional Shares, please call 1-800-259-2820.

For more information on the multi-class fund structure, see the SAI.



Berger Funds o__________, 2003
Berger Small Cap Value Fund II - Service Shares

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.


You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.


You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds

P.O. Box 219958

Kansas City, MO 64121-9958

(800) 259-2820

bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust 811-8046
(Berger Small Cap Value Fund II - Service Shares)


                                                                       SCV2SPROS

                               BERGER GROWTH FUND

                          BERGER LARGE CAP GROWTH FUND

                           BERGER MID CAP GROWTH FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

               BERGER SMALL COMPANY GROWTH FUND - INVESTOR SHARES
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)




              BERGER INFORMATION TECHNOLOGY FUND - INVESTOR SHARES
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                  BERGER LARGE CAP VALUE FUND - INVESTOR SHARES
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                   BERGER MID CAP VALUE FUND - INVESTOR SHARES
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)


                BERGER SMALL CAP VALUE FUND II - INVESTOR SHARES
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)


                              BERGER BALANCED FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-551-5849


         This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Funds listed above (the "Funds"), dated January ___, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Funds at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-333-1001.

         This SAI describes each of these Funds, which have many features in common, but may have different investment objectives and different investment emphases.

         The financial statements of each of the Funds are incorporated into this SAI by reference [TO BE UPDATED]


         Copies of the Annual Report are available, without charge, upon request, by calling 1-800-333-1001.




                             DATED JANUARY ___, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS

                                                                        CROSS-REFERENCES TO
                                                               PAGE     RELATED DISCLOSURES
SECTION                                                         NO.     IN PROSPECTUS
-------                                                        ----     -------------------
    Introduction                                                  1     Table of Contents

1.  Investment Strategies and Risks of the Funds.                 1     Berger Funds; Investment Techniques,  Securities and the
                                                                        Associated Risks

2.  Investment Restrictions                                      17     Berger Funds; Investment Techniques,  Securities and the
                                                                        Associated Risks

3.  Management of the Funds                                      20     Organization of the Berger Funds Family

4.  Investment Advisers and Sub-Advisers                         26     Organization of the Berger Funds Family

5.  Expenses of the Funds                                        30     Berger Funds;  Organization  of the Berger Funds Family;
                                                                        Financial Highlights for the Berger Funds Family

6.  Brokerage Policy                                             36     Organization of the Berger Funds Family

7.  How to Purchase and Redeem Shares in the Funds               39     To Open an Account or Purchase Shares; Selling
                                                                        (Redeeming) Shares
8.  How the Net Asset Value is Determined                        40     Your Share Price

9.  Income Dividends, Capital Gains Distributions and Tax        41     Distributions and Taxes
    Treatment

10. Suspension of Redemption Rights                              42     Information About Your Account

11. Tax-Sheltered Retirement Plans                               43     Tax-Sheltered Retirement Plans

12. Exchange Privilege and Systematic Withdrawal Plan            46     Exchanging Shares; Selling (Redeeming) Shares

13. Performance Information                                      47     Financial Highlights for the Berger Funds Family

14. Additional Information                                       49     Organization of the Berger Funds Family; Special Fund
                                                                        Structures

    Financial Information                                        53     Financial Highlights


                                  INTRODUCTION



         The Funds described in this SAI are all mutual funds, or open-end management investment companies. All of the Funds are diversified funds. Although each Fund is offering only its own shares and is not participating in the sale of the shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus or SAI concerning the other Funds.


1. INVESTMENT STRATEGIES AND RISKS OF THE FUNDS


         The Prospectus discusses the investment objective of each of the Funds and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in each Fund.


         This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

         COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, any of the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.


         DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Funds will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Funds will consider the security as rated in the higher category. If nonconvertible securities purchased by a Fund are downgraded to below investment grade following purchase, the Fund's adviser or sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


         Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by a Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by a Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

         Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

         CONVERTIBLE SECURITIES. Each Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's adviser or sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's adviser or sub-adviser. The Funds have no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Funds will not invest in any security in default at the time of purchase, and each of the Funds will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by a Fund are downgraded following purchase, or if other circumstances cause 20% or more of a Fund's assets to be invested in convertible securities rated below investment grade, the directors or trustees of the Fund, in consultation with the Fund's adviser or sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI. Convertible securities will be included in the 25% of total assets the Berger Balanced Fund will keep in fixed-income senior securities. However, only that portion of their value attributable to their fixed-income characteristics will be used in calculating the 25%.

         ZEROS/STRIPS. Each Fund, except the Berger Small Company Growth Fund, may invest in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.


         SECURITIES OF SMALLER COMPANIES. Each Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

         SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. Each Fund may invest in securities of companies with limited operating histories. Each Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.


         INITIAL PUBLIC OFFERINGS. Each Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

         Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

         The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

         The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.


         There can be no assurance that IPOs will continue to be available for the Funds to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.


         The adviser's or sub-adviser's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any Fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

         FOREIGN SECURITIES. Each Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Funds' investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) that are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts
(GDRs).

         Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Funds. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

         There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing a Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Funds may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of a Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.

         Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. A Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, a Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         For any Fund invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.


         PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). Each Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of a Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

         ILLIQUID AND RESTRICTED SECURITIES. Each Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Funds will not purchase any such security, the purchase of which would cause a Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of a Fund's net assets to be invested in illiquid securities, the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.


         Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the directors or trustees, a Fund's adviser or sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of a Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.


         REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which a Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Funds will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of a Fund's net assets would be invested in such repurchase agreements and other illiquid securities.


         These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Funds expect that these risks can be controlled through careful monitoring procedures.


         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Funds do not currently intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in a Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.


         When a Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

         LENDING OF PORTFOLIO SECURITIES. Each Fund, except the Berger Growth Fund and the Berger Large Cap Growth Fund, may lend their securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

         Each Fund permitted to lend its portfolio securities may lend to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and
(d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.


         A Fund lending securities bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Funds will not lend their portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of a Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

         Although voting rights with respect to loaned securities pass to the borrower, the Funds retain the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the lending Fund's adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.


         SHORT SALES. Each Fund is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

         Under prior law, a Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has since eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Funds will be engaging in these transactions unless there are further legislative changes.


         SPECIAL SITUATIONS. Each Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.


         HEDGING TRANSACTIONS. Each Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of a Fund's securities or the price of securities that a Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the directors or trustees from time to time. In addition, the Funds are not required to hedge. Decisions regarding hedging are subject to the adviser's or sub-adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser or sub-adviser considers pertinent.


         A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit a Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, a Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by that Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

         The principal risks of a Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

         Following is additional information concerning the futures, forwards and options that each of the Funds may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, those Funds may only write call options that are covered and only up to 25% of the Fund's total assets.

         Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

         Each Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. A Fund will incur brokerage fees when it buys or sells futures contracts.

         In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. A Fund will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

         Where applicable, each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

         Although a Fund will hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position.

         The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows a Fund to maintain a defensive position without having to sell portfolio securities.

         Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

         The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a Fund still may not result in a successful use of futures.

         Futures contracts entail additional risks. Although a Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund utilizing futures contracts intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

         The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not exactly match the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

         Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

         Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.

         Options on Futures Contracts. Each Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and a Fund might buy a put option on a futures contract to hedge against a market decline.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

         The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

         Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Funds authorized to utilize forward contracts currently intend that they will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although a Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Funds' objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

         The following discussion summarizes the relevant Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. A Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

         These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another limits that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

         A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a Fund's commitments with respect to such contracts.

         While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. A Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when a Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, each Fund utilizing forward contracts intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

         Options on Securities and Securities Indices. Each Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by a Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when a Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

         A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

         The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

         The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If a Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following:
(a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         In addition, when a Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

         An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         A Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. A Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

         An example of a hedging transaction using an index option would be if a Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Funds will generally invest may be imperfect, the Funds utilizing put options expect, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Berger Balanced Fund may invest in certain mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Asset-backed securities are similar, except that they are backed by assets other than mortgages, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards).

         The primary risk of any mortgage-backed or asset-backed security is the uncertainty of the timing of cash flows from the assets underlying the securities. See the subheading "Special Risks of Mortgage-Backed Securities" below for more information about prepayment and extension risks. Also, see the subheading "Asset-Backed Securities" below for more information about asset-backed securities.

         There are currently three basic types of mortgage-backed securities:
(a) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC); (b) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (c) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.


         U.S. Government Mortgage-Backed Securities. The Berger Balanced Fund may invest in mortgage-backed securities issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are backed by the "full faith and credit" of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States, but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so. Each of GNMA, FNMA and FHLMC guarantee timely distribution of interest to certificate holders. GNMA and FNMA also guarantee timely distribution of scheduled principal payments. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loans.


         Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. The Berger Balanced Fund may also invest in collateralized mortgage obligations (CMOs). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is referred to in this section as Mortgage Assets). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U. S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The Fund may invest in CMOs issued by private entities only if the CMOs are rated at least investment grade (at least BBB by S&P or Baa by Moody's) or, if unrated, are determined to be of comparable quality.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways.

         Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches may be higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.


         The Berger Balanced Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

         The Berger Balanced Fund may not invest in "stripped" mortgage-backed securities (interest-only securities (IOs) or principal-only securities (POs)) or in mortgage-backed securities known as "inverse floaters."


         Adjustable Rate Mortgages. The Berger Balanced Fund may also invest in adjustable rate mortgage securities (ARMs), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs, like fixed rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate "index" such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the "margin," to the interest rate of the index. Investment in ARM securities allows the Fund to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

         Private Mortgage Pass-Through Securities. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, these securities generally are structured with one or more types of credit enhancement to make them more secure, which may be through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of those approaches. The Fund may invest in private mortgage pass-through securities only if they are rated AA/Aa (S&P/Moody's) or above.

         Special Risks of Mortgage-Backed Securities. Mortgage-backed securities have certain different characteristics than traditional debt securities. As a result of the risks associated with these securities, the Fund could realize a loss by investing in them, regardless of their rating or their credit enhancement features.

         Among the major differences between mortgage-backed securities and traditional debt securities are that on mortgage-backed securities, interest and principal payments are made more frequently, usually monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time, usually without penalty. Changes in the rate of prepayments will generally affect the yield to maturity of the security. Moreover, when the holder of the security attempts to reinvest prepayments of principal and interest, it may receive a rate of interest that is higher or lower than the rate on the mortgage-backed securities originally held. To the extent that mortgage-backed securities are purchased at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to investors, will be taxable as ordinary income.

         Mortgage-backed securities, like all fixed-income securities, generally decrease in value as a result of increases in interest rates. In addition, although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

         Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates (extension risk). Accordingly, during a period of declining rates, the Fund is likely to have greater amounts to reinvest as a result of prepayments and is likely to have to reinvest those amounts at lower interest rates than during a period of rising interest rates. Mortgage-backed securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.


         The Berger Balanced Fund may invest in mortgage derivative securities, such as CMOs, the average life of which is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, the average weighted life of mortgage derivative securities may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

         The Berger Balanced Fund's investments in mortgage derivative securities also subject the Fund to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.


         In addition, CMOs and other mortgage-backed securities issued by private entities are not U.S. government securities and are not guaranteed by any government agency, although the pool of securities underlying a privately issued mortgage-backed security may be subject to a guarantee. Therefore, if the collateral securing a privately issued mortgage-backed security held by the Fund, in addition to any third party credit support or guarantees, is insufficient to make payment, the Fund could sustain a loss on its investment in that security. However, as stated above, the Fund will invest in CMOs and other mortgage-backed securities issued by private entities only if they are rated AA/Aa (S&P/Moody's) or above.

         Asset-Backed Securities. The Berger Balanced Fund may also invest in asset-backed securities. Asset-backed securities are securities that represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and are subject to many of the same risks. See the subheading "Special Risks of Mortgage-Backed Securities" above for a discussion of those risks. In addition, asset-backed securities involve certain risks that are not posed by mortgage-backed securities, since asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

         New instruments and variations of existing mortgage-backed securities and asset-backed securities continue to be developed. The Fund may invest in any such instruments or variations as may be developed, to the extent consistent with its investment objective and policies and applicable legal requirements.

         TEMPORARY DEFENSIVE MEASURES. Although the Funds reserve the right to take temporary defensive measures, it is the intention of the Funds to remain fully invested at all times. Each Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, a Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.





         PORTFOLIO TURNOVER. The portfolio turnover rates of each of the Funds are shown in the Financial Highlights tables included in the Prospectus. The annual portfolio turnover rates of the Funds at times have exceeded 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in a Fund's portfolio are replaced in a period of one year. The Funds anticipate that their portfolio turnover rates in future years may exceed 100%, and investment changes will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover for the Funds may increase as a result of large amounts of purchases and redemptions of shares of the Funds due to economic, market or other factors that are not within the control of management.


         Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Funds. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of a Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Funds' brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.


2.       INVESTMENT RESTRICTIONS

         As indicated in the Prospectus, the investment objective of each Fund is as follows:


         FUND                                                INVESTMENT OBJECTIVE
         --------------------------------------------------  -----------------------------------------
         Berger Growth Fund                                  Long-term capital appreciation

         Berger Large Cap Growth Fund                        Capital appreciation

         Berger Mid Cap Growth Fund                          Capital appreciation

         Berger Small Company Growth Fund                    Capital appreciation

         Berger Information Technology Fund                  Capital appreciation

         Berger Large Cap Value Fund                         Capital appreciation

         Berger Mid Cap Value Fund                           Capital appreciation

         Berger Small Cap Value Fund II                      Capital appreciation

         Berger Balanced Fund                                Capital appreciation and current income


         The investment objectives of each of the Funds are considered fundamental, meaning that they cannot be changed without an investor vote. There can be no assurance that any of the Funds' investment objectives will be realized.

         Effective January 2001, the Trustees of the Berger Growth and Income Fund approved a change in the name and non-fundamental investment strategies of the Fund from that of a Growth and Income Fund to a Large Cap Growth Fund, and in doing so eliminated the Fund's secondary investment objective.

         Each Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Funds are described in the Prospectus.


         In addition, each Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the directors or trustees without an investor vote.

BERGER MID CAP GROWTH FUND, BERGER SMALL COMPANY GROWTH FUND, BERGER INFORMATION TECHNOLOGY FUND, BERGER LARGE CAP VALUE FUND, BERGER MID CAP VALUE FUND, BERGER SMALL CAP VALUE FUND II AND BERGER BALANCED FUND

         Except as noted, the following fundamental restrictions apply to each of the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, the Berger Mid Cap Value Fund, the Berger Small Cap Value Fund II and the Berger Balanced Fund. The Fund may not:

         1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.


         2. Invest in any one industry (other than U.S. government securities) 25% or more (more than 25%, in the case of the Berger Small Company Growth Fund) of the value of its total assets at the time of such investment.

         3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

         4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

         5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         In applying the industry concentration investment restriction (no. 2 above), each Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Berger Small Company Growth Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.


         The trustees have adopted additional non-fundamental investment restrictions for the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, the Berger Mid Cap Value

Fund, the Berger Small Cap Value Fund II and the Berger Balanced Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:


         1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

         2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

         3. The Fund may not invest in companies for the purposes of exercising control of management.

         4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

         5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

         6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.


         7. Each Fund, with the exception of the Berger Information Technology Fund and Berger Balanced Fund, has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Funds' net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Funds' name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Funds.


BERGER GROWTH FUND AND BERGER LARGE CAP GROWTH FUND

         The following fundamental restrictions apply to the Berger Growth Fund and the Berger Large Cap Growth Fund. The Funds may not:

         1. Purchase the securities of any one issuer (except U.S. Government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities or of any class of securities of such issuer.

         2. Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets.

         3. Invest in any one industry more than 25% of the value of its total assets at the time of such investment.

         4. Make loans, except that the Fund may enter into repurchase agreements in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         5. Borrow in excess of 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes). This limitation shall not prohibit or restrict short sales or deposits of assets to margin or guarantee positions in futures, options or forward contracts, or the segregation of assets in connection with any of such transactions.

         6. Purchase or retain the securities of any issuer if those officers and directors of the Fund or its investment adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         7. Purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

         8. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security) or invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except, only for the purpose of hedging, (a) financial futures transactions, including futures contracts on securities, securities indices and foreign currencies, and options on any such futures, (b) forward foreign currency exchange contracts and other forward commitments and (c) securities index put or call options.

         9. Participate on a joint or joint and several basis in any securities trading account.

         10. Invest in companies for the purposes of exercising control of management.

         In applying the industry concentration investment restriction (no. 3 above), the Funds use the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, each Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

         The directors have adopted additional non-fundamental investment restrictions for the Berger Growth Fund and the Berger Large Cap Growth Fund. The directors may change these limitations without an investor vote. The non-fundamental investment restrictions include the following:

         1. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

         2. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

         3. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.



         4. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

         5. The Berger Large Cap Growth Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Fund.


3.       MANAGEMENT OF THE FUNDS

         Each Fund is supervised by a board of directors or trustees who are responsible for major decisions about the Funds' policies and overall Fund oversight. Each Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian.


         The directors or trustees and executive officers of the Funds are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The directors or trustees of the Funds have adopted a director/trustee retirement age of 75 years.

                                  POSITION(s)                                                      NUMBER OF
                                 HELD WITH THE                                                      FUNDS IN
                                  TRUST, TERM                                                         FUND         OTHER
                                 OF OFFICE AND                                                      COMPLEX     DIRECTORSHIPS
NAME, ADDRESS                      LENGTH OF                                                      OVERSEEN BY       HELD
AND AGE                           TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS      TRUSTEE      BY TRUSTEE
-------------                    -------------   ---------------------------------------------    -----------   -------------
                                              Independent Trustees
                                                                                                       22            n/a
Michael Owen                     Chairman of     Dean of Zayed University (since September
210 University Blvd.             the Board       2000). Formerly self-employed as a financial
Denver, CO 80206                                 and management consultant, and in real estate
                                                 development (from June 1999 to September
DOB: 1937                                        2000).  Dean (from 1993 to June 1999), and a
                                                 member of the Finance faculty (from 1989 to
                                                 1993), of the College of Business, Montana
                                                 State University. Formerly, Chairman and Chief
                                                 Executive Officer of Royal Gold, Inc. (mining)
                                                 (1976 to 1989).

Dennis E. Baldwin                Trustee         President, Baldwin Financial Counseling (since        22            n/a
210 University Blvd.                             July 1991).  Formerly, Vice President and
Denver, CO 80206                                 Denver Office Manager of Merrill Lynch Capital
                                                 Markets (1978 to 1990).
DOB: 1928

Katherine A. Cattanach, CFA      Vice Chair of   Managing Principal (since September 1987),            22            n/a
210 University Blvd.             the Board       Sovereign Financial Services, Inc. (investment
Denver, CO 80206                                 consulting firm).  Executive Vice President
                                                 (1981 to 1988), Captiva Corporation, Denver,
DOB: 1945                                        Colorado (private investment management firm).
                                                 Ph.D. in Finance (Arizona State University).

Paul R. Knapp                    Trustee         Executive Officer of DST Systems, Inc.                22       Director and Vice
210 University Blvd.                             ("DST"), a publicly traded information and                     President (February
Denver, CO 80206                                 transaction processing company, which acts as                  1998 to November
                                                 the Funds' transfer agent (since October                       2000) of West Side
DOB: 1945                                        2000).   DST is 33% owned by Stilwell                          Investments, Inc.
                                                 Management Inc., which owns approximately                      (investments), a
                                                 89.5% of Berger Financial Group LLC.  Mr.                      wholly owned
                                                 Knapp owns common shares and options                           subsidiary of DST
                                                 convertible into common shares of DST Systems                  Systems, Inc.
                                                 which, in the aggregate and assuming exercise
                                                 of the options, would result in his owning
                                                 less than  1/2 of 1% of DST System's common
                                                 shares.  Mr. Knapp is also President of
                                                 Vermont Western Assurance, Inc., a wholly
                                                 owned subsidiary of DST Systems (since
                                                 December 2000).  President, Chief Executive
                                                 Officer and a director (September 1997 to
                                                 October 2000) of DST Catalyst, Inc., an
                                                 international financial markets consulting,
                                                 software and computer services company, (now
                                                 DST International, a subsidiary of DST).
                                                 Previously (1991 to October 2000), Chairman,
                                                 President, Chief Executive Officer and a
                                                 director of Catalyst Institute (international
                                                 public policy research organization focused
                                                 primarily on financial markets and
                                                 institutions); also (1991 to September 1997),
                                                 Chairman, President, Chief Executive Officer
                                                 and a director of Catalyst Consulting
                                                 (international financial institutions business
                                                 consulting firm).

Harry T. Lewis, Jr.              Trustee         Lewis Investments (since June 1988)               22      Director, J.D. Edwards &
210 University Blvd.                             (self-employed private investor). Formerly,               Co. (1995 to March 2002);
Denver, CO 80206                                 Senior Vice President, Rocky Mountain                     Director, National Fuel
                                                 Region, of Dain Bosworth Incorporated and                 Corporation (oil & gas
DOB: 1933                                        member of that firm's Management Committee                production); Advisory
                                                 (1981 to 1988).                                           Director, Otologics, LLC,
                                                                                                           (implantable hearing aid)
                                                                                                           (since 1999); Member of
                                                                                                           Community Advisory Board,
                                                                                                           Wells Fargo Bank-Denver

William Sinclaire                Trustee         President (since January 1998), Santa Clara       22                n/a
210 University Blvd.                             LLC (privately owned agricultural company).
Denver, CO 80206                                 President (January 1963 to January 1998),
                                                 Sinclaire Cattle Co. (privately owned
DOB: 1928                                        agricultural company).

Albert C. Yates                  Trustee         President (since 1990), Chancellor and            22      Member, Board of
210 University Blvd.                             Professor of Chemistry-Department of                      Directors, Adolph Coors
Denver, CO 80206                                 Chemistry, of Colorado State University.                  Company (brewing company)
                                                 Formerly Executive Vice President and Provost             (since 1998); Member,
DOB: 1941                                        (1983 to 1990), Academic Vice President and               Board of Directors,
                                                 Provost (1981 to 1983) and Professor of                   Dominion Industrial
                                                 Chemistry (1981 to 1990) of Washington State              Capital Bank (1999 to
                                                 University. Vice President and University Dean            2000); Member, Board of
                                                 for Graduate Studies and Research and                     Directors, Centennial
                                                 Professor of Chemistry of the University of               Bank of the West (since
                                                 Cincinnati (1977 to 1981).                                2001)

                                 POSITION(S)
                                  HELD WITH
                                  THE TRUST,                                                     NUMBER OF
                                   TERM OF                                                        FUNDS IN
                                 OFFICE AND                                                        FUND
                                  LENGTH OF                                                       COMPLEX
NAME, ADDRESS                        TIME                                                         OVERSEEN    OTHER DIRECTORSHIPS
AND AGE                             SERVED       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS   BY TRUSTEE   HELD BY TRUSTEE
-------------                    -----------     ---------------------------------------------   ----------   -------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*                President and   President and a director since May 1999             22       Audit Committee
210 University Blvd.             Trustee of      (Executive Vice President from February 1999                 Member of the Public
Denver, CO 80206                 the Trust       to May 1999) of Berger Growth Fund and Berger                Employees' Retirement
                                 (since May      Large Cap Growth Fund.  President and a                      Association of
DOB: 1949                        1999)           trustee since May 1999 (Executive Vice                       Colorado (pension
                                                 President from February 1999 to May 1999) of                 plan)(from November
                                                 Berger Investment Portfolio Trust, Berger                    1997 to December
                                                 Institutional Products Trust, Berger Worldwide               2001).
                                                 Funds Trust, Berger Worldwide Portfolios Trust
                                                 and Berger Omni Investment Trust.  President
                                                 and Chief Executive Officer (since June 1999)
                                                 (Executive Vice President from February 1999
                                                 to June 1999) of Berger Financial Group LLC
                                                 (formerly Berger LLC). Director, President and
                                                 Chief Executive Office of Stilwell Management,
                                                 Inc. (since September 1999).  President and
                                                 Chief Executive Officer of Berger/Bay Isle LLC
                                                 (since May 1999).  Self-employed as a
                                                 consultant from July 1995 through February
                                                 1999.  Director of Wasatch Advisors
                                                 (investment management) from February 1997 to
                                                 February 1999.

* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).



                                 POSITION(s) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF TIME
AND AGE                          SERVED                               PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    ---------------------------------    ---------------------------------------------
OFFICERS OF THE TRUST

Jay W. Tracey, CFA*              Executive Vice President of the      Executive Vice President of the Berger Funds
210 University Blvd.             Trust (since Aug. 2000) and          (since August 2000). Executive Vice President
Denver, CO 80206                 Portfolio Manager (since June        and Chief Investment Officer of Berger
                                 2000)                                Financial Group LLC (since June 2000).
DOB: 1954                                                             Portfolio manager of the Berger Growth Fund
                                                                      (since August 2000); team portfolio manager of
                                                                      the Berger Select Fund (since June 2000) and
                                                                      the Berger Large Cap Growth Fund (from January
                                                                      2001 through December 2001). Team portfolio
                                                                      manager (since December 2001) of the Berger
                                                                      Mid Cap Growth Fund and team interim portfolio
                                                                      manager (since December 2001) of the Berger
                                                                      New Generation Fund.  Formerly, Vice President
                                                                      and portfolio manager at OppenheimerFunds,
                                                                      Inc. (September 1994 to May 2000).

Steven L. Fossel, CFA*           Vice President of the Trust          Vice President (since August 2000) and
210 University Blvd.             (since Aug. 2000) and Portfolio      portfolio manager (since June 2000) of the
Denver, CO 80206                 Manager (since Jun. 2000)            Berger Balanced Fund. Vice President (since
                                                                      August 2000) and team portfolio manager (since
DOB: 1968                                                             June 2000) of the Berger Select Fund. Vice
                                                                      President (since February 2001) and portfolio
                                                                      manager (since December 2001) of the Berger
                                                                      Large Cap Growth Fund; and team portfolio
                                                                      manager (from January 2001 through December
                                                                      2001) of the Berger Large Cap Growth Fund.
                                                                      Interim portfolio manager (from June 2000 to
                                                                      January 2001) of the Berger Large Cap Growth
                                                                      Fund. Vice President and portfolio manager of
                                                                      Berger Financial Group LLC (since June 2000);
                                                                      senior equity analyst with Berger Financial
                                                                      Group LLC (from March 1998

                                                                     to June 2000). Formerly, analyst and assistant portfolio
                                                                     manager with Salomon Brothers Asset Management (from August
                                                                     1992 to February 1998).

Janice M. Teague*                Vice President of the Trust         Vice President (since November 1998) and Assistant Secretary
210 University Blvd.             (since November 1998) and           (since February 2000 and previously from September 1996 to
Denver, CO 80206                 Assistant Secretary (since          November 1998) and Secretary (November 1998 to February 2000)
                                 February 2000)                      of the Berger Funds. Vice President (since October 1997),
DOB: 1954                                                            Secretary (since November 1998) and Assistant Secretary
                                                                     (October 1996 through November 1998) with Berger Financial
                                                                     Group LLC.  Vice President and Secretary with Berger
                                                                     Distributors LLC (since August 1998).  Vice President and
                                                                     Secretary of Bay Isle Financial LLC (since January 2002).
                                                                     Formerly, self-employed as a business consultant (from June
                                                                     1995 through September 1996).

Andrew J. Iseman*                Vice President of the Trust         Vice President of the Berger Funds (since March 2001). Vice
210 University Blvd.             (since Mar. 2001)                   President (since September 1999) and Chief Operating Officer
Denver, CO 80206                                                     (since November 2000) of Berger Financial Group LLC. Manager
                                                                     (since September 1999) and Director (June 1999 to September
DOB: 1964                                                            1999) of Berger Distributors LLC. Vice President-Operations
                                                                     (February 1999 to November 2000) of Berger Financial Group LLC
                                                                     Associate (November 1998 to February 1999) with DeRemer &
                                                                     Associates (a consulting firm). Vice President-Operations
                                                                     (February 1997 to November 1998) and Director of Research and
                                                                     Development (May 1996 to February 1997) of Berger Financial
                                                                     Group LLC.

Anthony R. Bosch*                Vice President of the Trust         Vice President of the Berger Funds (since February 2000). Vice
210 University Blvd.             (since Feb. 2000)                   President (since June 1999) and Chief Legal Officer (since
Denver, CO 80206                                                     August 2000) with Berger Financial Group LLC. Vice President and Chief Compliance Officer with Berger Distributors LLC
DOB: 1965                                                            (since September 2001). Vice President of Bay Isle Financial
                                                                     LLC (since January 2002). Formerly, Assistant Vice President of
                                                                     Federated Investors, Inc. (December 1996 through May 1999), and
                                                                     Attorney with the U.S. Securities and Exchange Commission (June
                                                                     1990 through December 1996).

Brian S. Ferrie*                 Vice President of the Trust         Vice President of the Berger Funds (since November 1998). Vice
210 University Blvd.             (since Nov. 1998)                   President (since February 1997), Treasurer and Chief Financial
Denver, CO 80206                                                     Officer (since March 2001) and Chief Compliance Officer (from
                                                                     August 1994 to March 2001) with Berger Financial Group LLC.
DOB: 1958                                                            Vice President (since May 1996), Treasurer and Chief Financial
                                                                     Officer (since March 2001) and Chief Compliance Officer (from
                                                                     May 1996 to September 2001) with Berger Distributors LLC.

John A. Paganelli*               Vice President (since Nov. 1998)    Vice President (since November 1998), Treasurer (since March
210 University Blvd.             and Treasurer (since Mar. 2001)     2001) and Assistant Treasurer (November 1998 to March 2001) of
Denver, CO 80206                 of the Trust                        the Berger Funds. Vice President (since November 1998) and
                                                                     Manager of Accounting (January 1997 through November 1998)
DOB: 1967                                                            with Berger Financial Group LLC. Formerly, Manager of
                                                                     Accounting (December 1994 through October 1996) and Senior
                                                                     Accountant (November 1991 through December 1994) with Palmeri
                                                                     Fund Administrators, Inc.

Sue Vreeland*                    Secretary of the Trust (since       Secretary of the Berger Funds (since February 2000). Assistant
210 University Blvd.             Feb. 2000)                          Vice President (since April 2002) and Assistant Secretary
Denver, CO 80206                                                     (since June 1999) of Berger Financial Group LLC. Assistant
                                                                     Secretary of Berger Distributors LLC (since June 1999) and Bay
DOB: 1948                                                            Isle Financial LLC (since December 2001). Formerly, Assistant
                                                                     Secretary of the Janus Funds (from March 1994 to May 1999),
                                                                     Assistant Secretary of Janus Distributors, Inc. (from June
                                                                     1995 to May 1997) and Manager of Fund Administration for Janus
                                                                     Capital Corporation (from February 1992 to May 1999).

David C. Price, CPA*             Assistant Vice President of the     Assistant Vice President (since March 2001) of the Berger
210 University Blvd.             Trust (since Mar. 2001)             Funds. Assistant Vice President-Compliance (since March 2001)
Denver, CO 80206                                                     with Berger Financial Group LLC. Formerly, Senior Auditor
                                                                     (July 1996 through August 1998) and Auditor (August 1993
DOB: 1969                                                            through June 1996) with PricewaterhouseCoopers LLP, a public accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of the Trust    Assistant Treasurer (since March 2001) of the Berger Funds.
210 University Blvd.             (since Mar. 2001)                   Assistant Vice President (since January 2002) and Manager of
Denver, CO 80206                                                     Investment Accounting (August 1999 through January 2002) with
                                                                     Berger Financial Group LLC. Formerly, Senior Auditor (December
DOB: 1972                                                            1998 through August 1999) and Auditor (August 1997 through
                                                                     December 1998) with PricewaterhouseCoopers LLP, a public
                                                                     accounting firm, and Senior Fund Accountant (January 1996
                                                                     through July 1997) with INVESCO Funds Group.

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.



The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:



                                                                                                                       NUMBER OF
                                                                                                                       MEETINGS
                                                                                                                      HELD DURING
                                                                                                                         LAST
COMMITTEE               FUNCTIONS                                              MEMBERS                                FISCAL YEAR
---------               ---------                                              -------                                -----------
Audit Committee         Reviews the financial reporting process, the system    Michael Owen (Chair)
                        of internal control, the audit process, and the        Katherine A. Cattanach (Vice Chair)
                        Trust's process for monitoring compliance with         Dennis E. Baldwin
                        investment restrictions and applicable laws as well    Paul R. Knapp
                        as the Trust's Code of Ethics.                         Harry T. Lewis, Jr.
                                                                               William Sinclaire
                                                                               Albert C. Yates

Nominating Committee    Identifies and recommends individuals for Trustee      Katherine A. Cattanach (Chair)
                        membership.  The committee does not consider           Michael Owen
                        nominees recommended by securityholders.               Dennis E. Baldwin
                                                                               Harry T. Lewis, Jr.
                                                                               William Sinclaire
                                                                               Albert C. Yates

Compensation Committee  Determines and reviews the level of compensation for   Katherine A. Cattanach (Chair)
                        Independent Trustees/Directors.                        William Sinclaire
                                                                               Albert C. Yates

Pricing Committee       Determines the fair value of restricted securities     Harry T. Lewis, Jr. (Chair)
                        and other securities for which market quotations are   Dennis E. Baldwin
                        not readily available pursuant to procedures adopted   Jack R. Thompson
                        by the Trustees.                                       Albert C. Yates

Brokerage Committee     Reviews and makes recommendations regarding matters    Dennis E. Baldwin (Chair)
                        related to the Trust's use of brokerage commissions    Katherine A. Cattanach
                        and placement of portfolio transactions.               Harry T. Lewis, Jr.
                                                                               Jack R. Thompson

The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2001.



                                                                                 Aggregate Dollar Range of Securities in
                                                                                   all Registered Investment Companies
NAME OF TRUSTEE              DOLLAR RANGE OF SECURITIES IN THE FUNDS             Overseen by the Trustee in Berger Funds
---------------              ---------------------------------------             ---------------------------------------
INDEPENDENT TRUSTEES

Michael Owen                 Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Dennis E. Baldwin            Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Katherine A. Cattanach       Berger Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Paul R. Knapp                Berger Mid Cap Value Fund
                             Berger Information Technology Fund
                             Berger Large Cap Value Fund
                             Berger Small Cap Value Fund

Harry T. Lewis, Jr.          Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger Large Cap Value Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

William Sinclaire            Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Albert C. Yates              Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Information Technology Fund
                             Berger International Fund

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson             Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger Small Cap Value Fund



APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

         The Fund's investment advisory and sub-advisory agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of the Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

         At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

         In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

DIRECTOR/TRUSTEE COMPENSATION


         The officers of the Funds received no compensation from the Funds during the fiscal year ended September 30, 2002. However, directors and trustees of the Funds who are not "interested persons" of the Funds or their advisers or sub-advisers are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Funds nor the directors or trustees receive any form of pension or retirement benefit compensation from the Funds.

         The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Funds and the other Berger Funds:

NAME AND POSITION
WITH BERGER FUNDS      AGGREGATE COMPENSATION FROM
-----------------      ---------------------------------------------------------
                                                      BERGER
                              BERGER                  SMALL   BERGER
                       BERGER LARGE CAP   BERGER MID  COMPANY NEW         BERGER
                       GROWTH GROWTH      CAP GROWTH  GROWTH  GENERATION  SELECT
                       FUND   FUND        FUND        FUND    FUND        FUND
                       ------ ----------- ----------- ------- ----------- ------
Dennis E. Baldwin(3)   $      $           $           $       $           $

Katherine A.           $      $           $           $       $           $
Cattanach(3)

Paul R. Knapp(3)       $      $           $           $       $           $

Harry T. Lewis(3)      $      $           $           $       $           $

Michael Owen(3)        $      $           $           $       $           $

William Sinclaire(3)   $      $           $           $       $           $

Albert C. Yates(3)     $      $           $           $       $           $

Jack R. Thompson       $   0  $   0       $   0       $   0   $   0       $   0
(3),(4),(5)

                                                                            ALL BERGER
                                                                            FUNDS(2)
                                    BERGER                                  FISCAL
                       BERGER       LARGE   BERGER   BERGER                 YEAR
                       INFORMATION  CAP     MID CAP  SMALL CAP   BERGER     ENDING
                       TECHNOLOGY   VALUE   VALUE    VALUE FUND  BALANCED   SEPTEMBER
                       FUND         FUND    FUND     II(1)       FUND       30, 2002
                       ------------ ------- -------- ----------- ---------- ----------
Dennis E. Baldwin(3)   $            $       $                    $          $

Katherine A.           $            $       $                    $          $
Cattanach(3)

Paul R. Knapp(3)       $            $       $                    $          $

Harry T. Lewis(3)      $            $       $                    $          $

Michael Owen(3)        $            $       $                    $          $

William Sinclaire(3)   $            $       $                    $          $

Albert C. Yates(3)     $            $    5  $                    $          $

Jack R. Thompson       $   0        $    0  $   0                $   0      $   0
(3),(4),(5)



(1) The Fund was not added as a series of the Trust until March 28, 2002. Figures are estimates for the first year of operations of the Fund as a series of the Trust.

(2) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, the Berger Mid Cap Value Fund, the Berger Small Cap Value Fund II and the Berger Balanced Fund), the Berger Institutional Products Trust (four series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin; Katherine A. Cattanach; William Sinclaire; Albert
     C. Yates.


(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4)  Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

                  Directors or trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the director or trustee for this purpose. Pursuant to an SEC exemptive order, the Funds are permitted to purchase shares of the designated funds in order to offset their obligation to the directors/trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that fund.

                  As of December 31, 2002, the officers and directors/trustees of the Funds as a group owned of record or beneficially an aggregate of less than 1% of the outstanding shares of each class of each of the Funds[TO BE UPDATED]


                  The Trust, the Funds' investment adviser, sub-advisers and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4. INVESTMENT ADVISER AND SUB-ADVISERS

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER


                  Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206, is the investment adviser to the Funds. BFG is responsible for managing the investment operations of the Funds and the composition of their investment portfolios. BFG also acts as the Funds' administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

                   BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $billion as of December 31, 2002. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately % of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Funds' transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Funds.






PERKINS, WOLF, MCDONNELL & COMPANY - SUB-ADVISER


                  Perkins, Wolf, McDonnell & Company ("PWM"), 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been engaged as the investment sub-adviser for the Berger Mid Cap Value Fund. PWM has been the investment sub-adviser to the Berger Mid Cap Value Fund since it commenced operations in August 1998. PWM was organized in 1980 under the name Mac-Per-Wolf Co. to operate as a securities broker-dealer. In September 1983, it changed its name to Perkins, Wolf, McDonnell & Company. PWM is a member of the National

Association of Securities Dealers, Inc. (the "NASD") and, in 1984, became registered as an investment adviser with the SEC.





                  Thomas M. Perkins has been the lead investment manager for the Berger Mid Cap Value Fund since its inception in August 1998. As lead manager, Thomas Perkins is responsible for the daily decisions on security selection for the Fund's portfolio. Robert H. Perkins, brother of Thomas Perkins, has also served as investment manager of the Berger Mid Cap Value Fund since its inception. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. Thomas Perkins has been an investment manager since 1974 and joined PWM as a portfolio manager in 1998. Robert Perkins owns 46% of PWM. Gregory E. Wolf owns 21% of PWM and serves as its Treasurer and a director. Tom Perkins owns 12% of PWM.



BAY ISLE FINANCIAL CORPORATION


                  Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 550, Oakland, California 94612, has been engaged as the investment sub-adviser for the Berger Information Technology Fund, Berger Large Cap Value Fund, and Berger Small Cap Value Fund II. As sub-adviser, Bay Isle provides day-to-day management of the Funds' investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. Effective December 31, 2001, BFG acquired all of the outstanding shares of Bay Isle. Bay Isle is a wholly owned subsidiary of BFG.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  Under the Investment Advisory Agreements between each Fund and its adviser, the adviser is responsible for Managing the investment operations of the Fund and the composition of its investment portfolio. Each Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.


                  Under each Investment Advisory Agreement in effect, the adviser is compensated for its services by the payment of a fee at an annual rate, calculated as a percentage of the average daily net assets of the Fund.

                  The following schedule reflects the advisory fees charged to the Funds for the fiscal year ended September 30, 2002:



                       FUND                           ADVISER             INVESTMENT ADVISORY FEE
                       ----                           -------             -----------------------
 Berger Growth Fund                                     BFG                  0.71% (1)

 Berger Large Cap Growth Fund                           BFG                  0.75% (1)

 Berger Mid Cap Growth Fund                             BFG                  0.75% (2)

 Berger Small Company Growth Fund                       BFG                  0.82% (1)

 Berger Information Technology Fund                     BFG                  0.85% (4)

 Berger Large Cap Value Fund                            BFG                  0.00% ()

 Berger Mid Cap Value Fund                              BFG                  0.75% (3)

 Berger Small Cap Value Fund II                         BFG

 Berger Balanced Fund                                   BFG                  0.70% (2)


(1) Under a written agreement, the Fund's investment adviser waives its fee to the extent that the annual operating expenses for the Investor Shares class of the Fund in any fiscal year, including the investment advisory fee, but excluding the 12b-1 fee, brokerage commissions, interest, taxes and extraordinary expenses, exceed 2-1/2% of the first $30,000,000 of average daily net assets, plus 2% of the next $70,000,000, plus 1-1/2% of the balance of the average daily net assets of the Fund attributable to the Investor Shares for that fiscal year. The agreement may be terminated by the adviser upon 90 days' prior written notice to the Fund. The investment advisory fee is allocated among the Investor Shares and the other class of the Fund on the basis of net assets attributable to each such class.


(2) Under a written contract, the Fund's investment adviser waives its fee to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses (or, if applicable, for the Investor Shares class of the Fund) in any fiscal year, including the investment advisory fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 2.00% in the case of the Berger Mid Cap Growth Fund, and 1.50% in the case of the Berger Balanced Fund, of the average daily net assets of the Fund (or applicable class) for that fiscal year. The adviser's contract with the Berger Mid Cap Growth Fund and the Berger Balanced Fund may not be terminated or amended except by a vote of the Fund's Board of Trustees.


(3)  Fund is sub-advised by PWM.  See text preceding and following table.

(4) Under a written contract, the Fund's investment adviser waives its fee or reimburses the Fund for expenses to the extent that, at any time during the life of the Fund, the annual operating expenses for the Investor Shares class of the Fund in any fiscal year, including the investment advisory fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 2.00% of the Fund's average daily net assets attributable to the Investor Shares for that fiscal year. The contract also provides that the adviser will waive an additional amount of its fees or reimburse an additional amount of expenses to the extent necessary to keep its fee waiver and reimbursement for the Investor Shares class proportionate to its fee waiver and reimbursement for the Fund's other outstanding share class. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees. The investment advisory fee is allocated among the Investor Shares and the other class of the Fund on the basis of net assets attributable to each such class.





                  Investment advisory fees are charged according to the following schedule:

                    FUND                                     AVERAGE DAILY NET ASSETS               ANNUAL RATE
        Berger Small Company Growth Fund                       First $500 million                      .85%
        Berger Small Cap Value Fund II                          Next $500 million                      .80%
        Berger Information Technology Fund                       Over $1 billion                       .75%

        Berger Growth Fund                                     First $500 million                      .75%
        Berger Large Cap Growth Fund                            Next $500 million                      .70%
        Berger Mid Cap Growth Fund                               Over $1 billion                       .65%
        Berger Large Cap Value Fund
        Berger Mid Cap Value Fund

        Berger Balanced Fund                                     First $1 billion                       .70%
                                                                  Over $1 billion                       .65%



                  Each Fund's current Investment Advisory Agreement will continue in effect until the end of April 2003, with the exception of Berger Small Cap Value Fund II which will continue in effect until the end of April ____, and thereafter from year to year if such continuation is specifically approved at least annually by the directors or trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the directors or trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the adviser. Each Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

                  Under the Sub-Advisory Agreement between the advisers and the sub-advisers for the Berger Mid Cap Value Fund,Berger Information Technology Fund, Berger Large Cap Value Fund and Berger Small Cap Value Fund II, the sub-adviser is responsible for day-to-day investment management. The sub-adviser manages the investments and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees. Each Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  No fees are paid directly to the sub-advisers by the Funds. As the sub-adviser of the Berger Mid Cap Value Fund, PWM receives from the adviser a fee at the annual rate of 0.375% of the first $500 million of average daily net assets of the Fund, 0.35% of the next $500 million and 0.325% of any amount in excess of $1 billion. As the sub-adviser of the Berger Information Technology Fund, Berger Large Cap Value Fund and Berger Small Cap Value Fund II, Bay Isle receives from the adviser a fee at the annual rate of

                  The Sub-Advisory Agreements will continue in effect until April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreements are subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminate automatically in the event of their assignment and in the event of termination of the related Investment Advisory Agreement.


OTHER ARRANGEMENTS BETWEEN BFG AND PWM


                  BFG and PWM entered into an Agreement, dated November 18, 1996 (the "November 18 Agreement"), as amended January 27, 1997, April 8, 1998 and November 17, 1999, under which, among other things, PWM agreed that, so long as BFG acts as the adviser to the Berger Mid Cap Value Fund, and PWM provides sub-advisory or other services in connection with the Fund, PWM will not manage or provide advisory services to any registered investment company that is in direct competition with the Fund.


                  The November 18 Agreement also provides that if the Sub-Advisory Agreement is terminated before February 14, 2005 (other than for cause), and provided BFG remains as the Fund's adviser, BFG and PWM will enter into a consulting agreement for PWM to provide consulting services to BFG with respect to the Fund, subject to any requisite approvals under the Investment Company Act of 1940. Under the Consulting Agreement, PWM would provide training and assistance to BFG analysts and marketing support appropriate to the Fund and would be paid a fee at an annual rate of 0.10% of the first $100 million of average daily net assets of the Fund, 0.05% of the next $100 million and 0.02% on any part in excess of $200 million. No part of the consulting fee would be borne by the Fund.


OTHER ARRANGEMENTS BETWEEN BFG AND BAY ISLE


                  BFG and Bay Isle have formed a joint venture to provide asset management services to certain private accounts. Effective December 2001, BFG acquired all outstanding shares of Bay Isle Financial Corporation and Bay Isle Financial Corporation, now Bay Isle Financial LLC, became a subsidiary of BFG.


TRADE ALLOCATIONS

                  While investment decisions for the Funds are made independently by the adviser or sub-adviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.


                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.


RESTRICTIONS ON PERSONAL TRADING

                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.


                  PWM and Bay Isle have each adopted a Code of Ethics substantially similar to the Code adopted by BFG.


                  In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.




5.                EXPENSES OF THE FUNDS

                  In addition to paying an investment advisory fee to its adviser, each Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investors' meetings, compensation of directors or trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of each Fund. Each Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.


                  Under a separate Administrative Services Agreement with respect to each of such Funds, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2002, BFG did not charge an administrative fee to the Funds. The administrative services fees may be changed by the directors or trustees without investor approval.

                  The following tables show the total dollar amounts of advisory fees and administrative services fees paid by each of such Funds for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations. For the Funds that have multiple classes of shares, the Berger Small Company Growth Fund, Berger Information Technology Fund, Berger Large Cap Value Fund, Berger Mid Cap Value Fund and Berger Small Cap Value Fund II, each class bears pro rata its share of the Fund's investment advisory fee based on assets. Except where noted, these amounts were paid to BFG.

                               BERGER GROWTH FUND


      FISCAL YEAR ENDED              INVESTMENT            ADMINISTRATIVE           ADVISORY FEE
        SEPTEMBER 30                ADVISORY FEE            SERVICE FEE                WAIVER                 TOTAL
      -----------------             ------------           --------------           ------------           ------------
            2002

            2001                    $  8,512,000                $ 0                     $ 0                $  8,512,000

            2000                    $ 12,519,000                $ 0                     $ 0                $ 12,519,000


                          BERGER LARGE CAP GROWTH FUND


       FISCAL YEAR ENDED             INVESTMENT            ADMINISTRATIVE           ADVISORY FEE
         SEPTEMBER 30               ADVISORY FEE            SERVICE FEE                WAIVER                  TOTAL
      -----------------             ------------           --------------           ------------           ------------
             2002

             2001                    $ 3,593,000                $ 0                     $ 0                 $ 3,593,000

             2000                    $ 4,362,000                $ 0                     $ 0                 $ 4,362,000


                           BERGER MID CAP GROWTH FUND


      FISCAL YEAR ENDED              INVESTMENT            ADMINISTRATIVE           ADVISORY FEE
        SEPTEMBER 30                ADVISORY FEE            SERVICE FEE                WAIVER                 TOTAL
      -----------------             ------------           --------------           ------------           ------------
             2002

             2001                     $ 473,000                 $ 0                     $ 0                  $ 473,000

             2000                     $ 727,000                 $ 0                     $ 0                  $ 727,000


                        BERGER SMALL COMPANY GROWTH FUND


      FISCAL YEAR ENDED              INVESTMENT            ADMINISTRATIVE             EXPENSE
        SEPTEMBER 30                ADVISORY FEE            SERVICE FEE           REIMBURSEMENT(4)            TOTAL
      -----------------             ------------           --------------         ----------------         ------------
             2002

             2001                    $  8,204,000               $ 0                  $ (10,000)            $  8,194,000

             2000                    $ 10,140,000               $ 0                  $ (14,000)            $ 10,126,000

                       BERGER INFORMATION TECHNOLOGY FUND


                                                                                     ADVISORY FEE
       FISCAL YEAR ENDED               INVESTMENT           ADMINISTRATIVE        WAIVER AND EXPENSE
        SEPTEMBER 30 (1)            ADVISORY FEE(2)         SERVICE FEE(3)          REIMBURSEMENT               TOTAL
       -----------------            ---------------         --------------        ------------------          ---------
              2002

              2001                     $ 654,000                 $ 0                     $ 0                  $ 654,000

              2000                     $ 849,000                 $ 0                     $ 0                  $ 849,000


                            BERGER MID CAP VALUE FUND


       FISCAL YEAR ENDED               INVESTMENT           ADMINISTRATIVE           ADVISORY FEE
          SEPTEMBER 30                ADVISORY FEE           SERVICE FEE                WAIVER                  TOTAL
       -----------------              ------------          --------------           ------------             ---------
              2002

              2001                     $ 754,000                 $ 0                     $ 0                  $ 754,000

              2000                     $ 191,000                 $ 0                     $ 0                  $ 191,000

                         BERGER SMALL CAP VALUE FUND II


       FISCAL YEAR ENDED               INVESTMENT           ADMINISTRATIVE           ADVISORY FEE
          SEPTEMBER 30                ADVISORY FEE           SERVICE FEE                WAIVER                  TOTAL
       -----------------              ------------          --------------           ------------             ---------
              2002



                              BERGER BALANCED FUND


       FISCAL YEAR ENDED               INVESTMENT           ADMINISTRATIVE           ADVISORY FEE
          SEPTEMBER 30                ADVISORY FEE           SERVICE FEE                WAIVER                  TOTAL
       -----------------              ------------          --------------           ------------             ----------
              2002

              2001                    $   908,000                $ 0                     $ 0                  $  908,000

              2000                    $ 1,151,000                $ 0                     $ 0                  $1,151,000


(1) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective July 1999.

(2) Under the advisory agreement in effect prior to the reorganization referenced in note (1), the Fund's predecessor paid an advisory fee at an annual rate of 0.95% of its average daily net assets to Bay Isle. As part of the reorganization, the investment advisory fee of 0.90% payable to BFG came into effect. Effective October 1, 1999, the investment advisory fee charged to the Fund was reduced to 0.85% of the first $500 million of average net assets; 0.80% on the next $500 million of average net assets; and 0.75% of average net assets exceeding $1 billion.

(3) Under the administrative service agreement in effect prior to the reorganization referenced in note (1), the Fund's predecessor paid to a third party administrator an administrative services fee at the annual rate of 0.20% of average net assets, subject to a $30,000 annual minimum. As part of the reorganization, the administrative service fee of 0.01% payable to BFG came into effect. Effective October 1, 1999, BFG eliminated the 0.01% administrative fee charged to the Funds.

(4) For the institutional share class only, BFG reimburses the Fund to the extent the normal transfer agency and registration expenses of the Institutional Shares exceed .20%.


                  Each Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Funds' custodian. Each Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.


                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of each Fund and performs certain accounting and recordkeeping functions required by the Funds. The Funds pay State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Funds' securities and cash, and receive and remit the income thereon as directed by the management of the

Funds. The custodian and subcustodians do not perform any managerial or policy-making functions for the Funds. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.


                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Funds' investors; calculates the amount of, and delivers to the Funds' investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Funds at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.


                  All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Funds. Earnings credits received by each Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

12B-1 PLANS


                  Each Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to BFG of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The Plans are intended to benefit the Funds by attracting new assets into the Funds and thereby affording potential cost reductions due to economies of scale.


                  The expenses paid by BFG may include, but are not limited to:

         -- payments made to, and costs incurred by, a Fund's principal underwriter in connection with the distribution of Fund shares, including payments made to and expenses of officers and registered representatives of the Distributor;

         -- payments made to and expenses of other persons (including employees of BFG) who are engaged in or provide support services in connection with the distribution of Fund shares, such as answering routine telephone inquiries and processing investor requests for information;

         -- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in a Fund) paid to securities dealers, financial institutions and other organizations that render distribution and administrative services in connection with the distribution of Fund shares, including services to holders of Fund shares and prospective investors;

         -- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

         -- costs of printing and distributing prospectuses and reports to prospective investors of Fund shares;

         -- costs involved in preparing, printing and distributing sales literature for Fund shares;


         -- costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of a Fund relating to Fund shares that BFG deems advisable; and

         -- such other costs relating to Fund shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Fund shares.


                  Such 12b-1 fee payments are to be made by each Fund to BFG with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by BFG in such year; that is, if the distribution expenditures incurred by BFG are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by BFG, and if the distribution expenditures incurred by BFG are more than the total of such payments, the excess is not to be reimbursed to BFG by the Fund.

                  From time to time a Fund may engage in activities that jointly promote the sale of Fund shares and other funds that are or may in the future be advised or administered by BFG, which costs are not readily identifiable as related to any one fund. In such cases, a Fund's 12b-1 fees may be used to finance the joint promotion of the shares of that Fund, along with the shares of the other fund. BFG allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the directors or trustees.


                  The current 12b-1 Plans will continue in effect until the end of April 2003 and from year to year thereafter if approved at least annually by each Fund's directors or trustees and those directors or trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plans may not be amended to increase materially the amount to be spent on distribution of Fund shares without investor approval.

                  Following are the payments made to BFG pursuant to the Plans for the fiscal year ended September 30, 2002:



                            FUND                                         12B-1 PAYMENTS
                            ----                                         --------------
Berger Growth Fund                                                         $ 2,990,000

Berger Large Cap Growth Fund                                               $ 1,198,000

Berger Mid Cap Growth Fund                                                 $   158,000

Berger Small Company Growth Fund(1)                                        $ 2,481,000

Berger Information Technology Fund(1)                                      $   110,000

Berger Large Cap Value Fund(1)                                             $         0

Berger Mid Cap Value Fund                                                  $   251,000

Berger Small Cap Value Fund II(2)

Berger Balanced Fund                                                       $   324,000




         (1) The Berger Small Company Growth Fund, Berger Information Technology Fund and Berger Large Cap Value Fund have adopted a 12b-1 Plan only with respect to the Investor Shares class of shares, which is the class of shares of those Funds covered by this SAI.

         (2) The Berger Small Cap Value Fund II adopted a 12b-1 Plan with respect to the Investor Shares class of shares, which is the class of shares covered by this SAI, and the Service Shares class of shares, which is covered in a separate prospectus and SAI.


OTHER EXPENSE INFORMATION

                  The directors or trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                  The Funds and/or their advisers have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Funds through those firms or companies. A Fund's adviser or a Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.


                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Funds. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Funds.


DISTRIBUTOR


                  The distributor (principal underwriter) of each Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Funds' shares.


6.                BROKERAGE POLICY

                  Although each Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, the adviser is directed to place the portfolio transactions of the Fund. Where applicable, the adviser may delegate placement of brokerage to a Fund's sub-adviser. A report on the placement of brokerage business is given to the directors or trustees of each Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Funds during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS


                                                                        FISCAL YEAR ENDED SEPTEMBER 30,
                                                            ------------------------------------------------------
                                                               2002                  2001                 2000
                                                            -----------          -----------           -----------
    BERGER GROWTH FUND                                                           $ 2,732,000           $ 1,815,000

    BERGER LARGE CAP GROWTH FUND                                                 $   730,000           $   692,000

    BERGER MID CAP GROWTH FUND                                                   $   131,000           $    86,000

    BERGER SMALL COMPANY GROWTH FUND                                             $ 1,267,000           $   616,000

    BERGER INFORMATION TECHNOLOGY FUND(1)                                        $    61,000           $    41,000

    BERGER LARGE CAP VALUE FUND(2)                                               $         0           $         0

    BERGER MID CAP VALUE FUND                                                    $   563,000           $   141,000

    BERGER SMALL CAP VALUE FUND II

    BERGER BALANCED FUND                                                         $   169,000           $   193,000

(1) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective July 1999. Accordingly, the brokerage commissions for 1998 were paid by the Fund's predecessor during its fiscal year ended February 28, 1999. Brokerage commissions shown for 1999 were paid by the Fund for the period from March 1, 1999 through September 30, 1999.

(2)  The Fund was not added as a series of the Trust until September 28, 2001.

                  The Investment Advisory Agreement each Fund has with its adviser authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. Where applicable, the Sub-Advisory Agreement for each sub-advised Fund similarly directs the sub-adviser. However, each Agreement specifically authorizes the adviser or sub-adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser or sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser or sub-adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.


                  In accordance with this provision of the Agreement, portfolio brokerage business of each Fund may be placed with brokers who provide useful brokerage and research services to the adviser or, where applicable, the sub-adviser. The Fund's adviser or sub-adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services include a service used by the independent directors or trustees of the Funds in reviewing the Investment Advisory Agreements.


                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser or sub-adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.

                  The Funds' advisers and sub-advisers do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Funds. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on the adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Funds' brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                  During the fiscal year ended September 30, 2002, of the brokerage commissions paid by the Funds, the following amounts were paid to brokers who provided to the Funds selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the
Funds:



        FUND                                                 AMOUNT OF TRANSACTIONS            AMOUNT OF COMMISSIONS
        ----                                                 ----------------------            ---------------------
        Berger Growth Fund                                        $ 580,339,000                      $ 1,011,000

        Berger Large Cap Growth Fund                              $ 227,541,000                      $   331,000

        Berger Mid Cap Growth Fund                                $  26,885,000                      $    49,000

        Berger Small Company Growth Fund                          $ 116,072,000                      $   270,000

        Berger Information Technology Fund                        $   9,328,000                      $    16,000

        Berger Large Cap Value Fund                               $           0                      $         0

        Berger Mid Cap Value Fund                                 $  58,410,000                      $   128,000

        Berger Small Cap Value Fund II(1)

        Berger Balanced Fund                                      $  57,347,000                      $    93,000




(1)      The Fund was not added as a series of the Trust until March 28, 2002.


                  These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Funds, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Funds invest. The brokerage and research services obtained as a result of the Funds' brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Funds. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Funds nor will the advisory fees that are received by the adviser or sub-adviser from the Funds be reduced as a result of the availability of such brokerage and research services from brokers.

                  The directors or trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stillwell in both DST and BFG.

                  Included in the brokerage commissions paid by the Funds during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows:

                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS


                                            DSTS                        DSTS                        DSTS
                                         COMMISSIONS  REDUCTION IN  COMMISSIONS   REDUCTION IN   COMMISSIONS  REDUCTION IN
                                            PAID      EXPENSES FYE      PAID      EXPENSES FYE      PAID      EXPENSES FYE
                                         FYE 9/30/02    9/30/02(1)  FYE 9/30/01    9/30/01(1)    FYE 9/30/00   9/30/00(1)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Berger Growth Fund                      $          0  $          0  $          0  $          0  $     35,000  $     26,000

Berger Large Cap Growth Fund            $          0  $          0  $          0  $          0  $      9,000  $      7,000

Berger Mid Cap Growth Fund              $          0  $          0  $          0  $          0  $          0  $          0

Berger Small Company Growth Fund        $          0  $          0  $          0  $          0  $          0  $          0

Berger Information Technology Fund      $          0  $          0  $          0  $          0  $          0  $          0

Berger Large Cap Value Fund             $          0  $          0  $          0  $          0  $          0  $          0

Berger Mid Cap Value Fund               $          0  $          0  $          0  $          0  $          0  $          0

Berger Small Cap Value Fund II(2)

Berger Balanced Fund                    $          0  $          0  $          0  $          0  $      8,000  $      6,000



(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

(2)  The Fund was not added as a series of the Trust until March 28, 2002.


                    Each Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser or sub-adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The directors or trustees of the Funds have also authorized sales of shares of the Funds by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Funds. In addition, the adviser or sub-adviser may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser will seek the best execution of each transaction.


                    During the fiscal year ended September 30, 2002, Berger Large Cap Growth Fund and Berger Balanced Fund acquired securities of the Funds' regular broker dealers. As of September 30, 2002, these Funds owned the following securities of its regular broker-dealers with the following values:



           FUND                                   BROKER/DEALER                              VALUE          SECURITY
           ----                                   -------------                           ------------    ------------
Berger Large Cap Growth Fund              Morgan Stanley Dean Witter & Co.                $  3,475,000    Common Stock
                                          The Bank of New York Co., Inc.                     3,525,000    Common Stock
                                          Citigroup, Inc.                                    8,343,000    Common Stock

Berger Balanced Fund                      Morgan Stanley Dean Witter & Co.                $    742,000    Common Stock
                                          Morgan Stanley Dean Witter & Co.                   2,075,000    Bonds
                                          Citigroup, Inc.                                    1,484,000    Common Stock
                                          Citigroup, Inc.                                    2,181,000    Bonds
                                          The Bank of New York Co., Inc.                       630,000    Common Stock

7.                HOW TO PURCHASE AND REDEEM SHARES IN THE FUNDS


                  MINIMUM INITIAL INVESTMENTS:
                           Regular investment                                   $ 2,500
                           Low Minimum Investment Plan                          $    50
                           IRA                                                  $   500
                  MINIMUM SUBSEQUENT INVESTMENTS:
                           Regular investment                                   $    50
                           Systematic investment                                $    50
                           Low Minimum Investment Plan
                           (required monthly systematic investments)            $    50


                  To purchase shares in any of the Funds, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO  64121-9958

                  If an investor is adding to an existing account that has electronic funds transfer privileges, shares may be purchased online at bergerfunds.com or by telephone to the Funds at 1-800-551-5849. In addition, shares may be purchased by placing an order by telephone to the Funds. In order to make sure that payment for telephone purchase orders is received on time, investors are encouraged to remit payment by wire or by overnight delivery of a check.


                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Funds and may impose other charges or restrictions different from those applicable to investors who invest in the Funds directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from a Fund as described here.


                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and on-line are described in the Prospectus. The Funds may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                  As described in the Prospectus, the Berger Information Technology Fund will deduct a 1% redemption fee from an investor's redemption proceeds if the investor redeems shares of that Fund held less than 6 months. This fee will not be charged to reinvested dividends and capital gains, certain retirement plan accounts (such as 401(k)s and 403(b)s) or in the case of redemptions resulting from the death of the investor. These fees are paid to the Fund and are intended to discourage investors from short-term trading of shares of the Fund, and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If the investor has purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. The Fund may modify, terminate or waive these fees at any time.

                  Also described in the Prospectus, all Funds other than the Berger Growth Fund may involuntarily redeem the shares in an investor's account if the account balance drops below $2,000 - but only if it drops below this amount because shares have been redeemed, not because the share value has declined. Investors will be given at least 60 days' notice before a Fund undertakes any involuntary redemption. During that time, the investor may buy more shares to bring the account to or above the minimum. Existing investors of the following Funds have lower minimum balance requirements and must maintain these minimum balances to avoid involuntary redemption:

                                             IF THE ACCOUNT WAS ESTABLISHED ON OR      IF THE ACCOUNT WAS ESTABLISHED BETWEEN
                                             BEFORE JANUARY 26, 1996, THE REQUIRED     JANUARY 27, 1996 AND NOVEMBER 28, 1996,
FUND                                             MINIMUM ACCOUNT BALANCE IS:           THE REQUIRED MINIMUM ACCOUNT BALANCE IS:
----                                         -------------------------------------     ----------------------------------------
Berger Large Cap Growth Fund                                   $250                                      $500

Berger Small Company Growth Fund                               $250                                      $500


8.                HOW THE NET ASSET VALUE IS DETERMINED


                  The net asset value of each Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Funds is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding. For those Funds offering classes of shares, net asset value is calculated by class, and since the Investor Shares and each other class of those Funds has its own expenses, the per share net asset value of those Funds will vary by class.


                  In determining net asset value for each of the Funds, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by each Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the directors or trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of a Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the directors or trustees.

                  A Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of a Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.


9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT


                  This discussion summarizes certain U.S. federal income tax issues relating to the Funds. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUNDS. If a Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. Each of the Funds intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Funds will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by a Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.


                  In general, net capital gains from assets held by a Fund for more than 12 months will be subject to the applicable long term capital gain rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.


                  If a Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If an investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if an investor's checks remain uncashed for six months, the Funds reserve the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Funds reserve the right to reinvest distributions of less than $10 in shares of the applicable Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale-giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Funds on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Funds, unless a Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, for the Funds that make an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If a Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause a Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of a Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Funds' investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to a gain or loss that could affect a Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If a Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.


                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, a Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.


                  FOREIGN INVESTORS. Foreign investors of a Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by a Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Funds may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of a Fund.

                  Each Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. Each Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               TAX-SHELTERED RETIREMENT PLANS


                  The Funds offer several tax-qualified retirement plans for individuals, businesses and non-profit organizations, including a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account (IRA), a Roth IRA, a Coverdell Education Savings Account (formerly the Education IRA) and a 403(b) Custodial Account, or a SEP-IRA for adoption by employers and individuals who wish to participate in such Plans. For information on other types of retirement plans offered by the Funds, please call 1-800-333-1001, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS

                  Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Funds. All income and capital gains accumulated in the Plans are tax free until withdrawn. The amounts that are deductible depend upon the type of Plan or Plans adopted.

                  If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the Plan that is based upon your employees' compensation or your earned income. By adopting both the Profit Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

                  If you wish to purchase shares of any Fund in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Funds. State Street serves as trustee of the Plan, for which it charges an annual trustee's fee for each Fund or Cash Account Trust Money Portfolio (discussed below) in which the participant's account is invested. Contributions under the Plans are invested exclusively in shares of the Funds or the Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the Plans to create a retirement fund in accordance with the tax code.

         Distributions from the Profit Sharing and Money Purchase Pension Plans generally may not be made without penalty until the participant reaches age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. A participant who is not a 5% owner of the employer may postpone such distributions to April 1 of the calendar year following the year of retirement. This exception does not apply to distributions from an individual retirement account (IRA). Except for required distributions after age 70 1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another qualified plan or an IRA. Participants may not be able to receive distributions immediately upon request because of certain requirements under federal tax law. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax adviser regarding the Plans is recommended. You should also consult with your tax adviser regarding state tax law implications of participation in the Plans.

         In order to receive the necessary materials to establish a Profit Sharing or Money Purchase Pension Plan, please write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005, or call 1-800-333-1001. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Berger Funds at 1-800-333-1001.

INDIVIDUAL RETIREMENT ACCOUNT (IRA)

         If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you may be able to provide for your own retirement by adopting an IRA. The Economic Growth and Tax Relief Reconciliation Act of 2001 presents a number of changes related to IRA's in general, including increases in contribution limits. As an example, between 2002 and 2008, the individual limit on annual contributions to traditional IRAs is scheduled to gradually rise from $2,000 to $5,000. After 2008, the limits may be adjusted annually for inflation. In addition, individuals aged 50 and older may be able to take advantage of new "catch-up" contributions to IRAs. Catch-up contributions to traditional IRAs may be tax deductible, depending on whether the individual meets certain income restrictions. For information regarding how these changes may impact you, you should consult a qualified tax or financial professional.

         Generally, if neither you nor your spouse is an active participant in an existing qualified retirement plan or if your income does not exceed certain amounts, the amounts contributed to your IRA can be deducted for federal income tax purposes whether or not your deductions are itemized. If you or your spouse are covered by an existing qualified retirement plan, the deductibility of your IRA contributions will be phased out for federal income tax purposes if your income exceeds specified amounts, although the income level at which your IRA contributions will no longer be deductible is higher if only your spouse (but not you) is an active participant. However, whether your contributions are deductible or not, the income and capital gains accumulated in your IRA are not taxed until the account is distributed.


         If you wish to create an IRA to invest in shares of any Fund, you may use the Fund's IRA custodial agreement form, which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, State Street will serve as custodian, for which it will charge an annual custodian fee for the Fund and for each Berger Fund or Cash Account Trust Money Market Portfolio in which the IRA is invested.


         Distributions from an IRA generally may not be made without penalty until you reach age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax adviser is recommended. You should also consult with your tax adviser about state taxation of your account.

         In order to receive the necessary materials to establish an IRA account, please write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005, or call 1-800-333-1001.

ROTH IRA

         If you are an individual with compensation or earned income, you may contribute to a Roth IRA, as long as your income does not exceed specified income levels. A Roth IRA is similar in many respects to a traditional IRA, as described above. The Economic Growth and Tax Relief Reconciliation Act of 2001 presents a number of changes related to Roth IRAs, as well as traditional IRAs. The maximum amount you may contribute to a Roth IRA is phased out between specified income levels, and you may not make any contribution at all to a Roth IRA if your income exceeds the maximum income amount. Generally, you can make contributions to a Roth IRA even after you reach age 70 1/2, and you are not required to take distributions from a Roth IRA prior to your death. For information regarding how these changes may impact you, you should consult a qualified tax or financial professional.

         Contributions to a Roth IRA are not deductible for federal income tax purposes. However, the income and capital gains accumulated in a Roth IRA are not taxed while held in the IRA, and distributions can be taken tax-free if the Roth IRA has been established for a minimum of five years and the distribution is after age 59-1/2, for a first-time home purchase, or upon death or disability.

         An individual with a modified adjusted gross income (AGI) of $100,000 or less (single or joint filing status) may be eligible to roll his or her existing IRA into a Roth IRA. However, the individual may have to pay taxes on the fair market value of the existing IRA on the date of the rollover. Please consult a qualified tax or financial professional concerning Roth IRA rollovers.

         In order to receive the necessary materials to establish a Roth IRA account, please write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005, or call 1-800-333-1001.

COVERDELL EDUCATION SAVINGS ACCOUNT

         A parent or legal guardian may open a Coverdell Education Savings Account (formerly the Education IRA) as long as it is established on behalf of a child who is less than 18 years of age at the time of contribution. Contributions up to $2,000 may be made by anyone for the benefit of any one student as long as the contributors' income does not exceed the specified income levels. Like a Roth IRA, the maximum amount you may contribute to a Coverdell Education Savings Account is phased out between specified income levels, and you may not make any contribution at all to a Coverdell Education Savings Account if your income exceeds the maximum income amount.

         Contributions to a Coverdell Education Savings Account are not deductible for federal income tax purposes, and any amount contributed to a Coverdell Education Savings Account above the maximum of $2,000 for any one student is considered "excess contribution", which is subject to an excise tax.

         Withdrawals from a Coverdell Education Savings Account are tax free if the amounts withdrawn are made to cover the cost of qualified education expenses of a student who is attending an eligible educational institution, so long as the amount withdrawn in a year does not exceed the qualified education expenses for that year. If the withdrawal does not meet the tax-free requirements, the portion of the account attributable to dividends or gains may be subject to a withdrawal penalty. For more information on Coverdell Education Savings Account withdrawals, please consult a qualified tax or financial professional.

403(b) CUSTODIAL ACCOUNTS

         If you are employed by a public school system or certain federally tax-exempt private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

         If your employer participates, it will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. You should consult with a qualified tax or financial professional regarding the amount you can contribute. There is a $50 minimum investment in the 403(b) Custodial Account. Contributions made to the account reduce the amount of your current income subject to federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains accumulated in the account are tax-free until withdrawn.

         Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59 1/2 and must begin no later than April 1 of the year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Except for required distributions after age 70 1/2 and periodic distributions over more than 10 years, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or qualified tax or financial professional regarding the 403(b) Custodial Account is recommended. You should also consult with a qualified tax or financial professional about state taxation of your account.


         Individuals who wish to purchase shares of a Fund in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Funds. State Street serves as custodian of the 403(b) Custodial Account, for which it charges an annual custodian fee and for each Berger Fund or Cash Account Trust Money Market Portfolio in which the participant's account is invested.


         In order to receive the necessary materials to establish a 403(b) Custodial Account, please write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005, or call 1-800-333-1001.

12.               EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN

         Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

         Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes. As described in the Prospectus, the Berger Information Technology Fund will deduct a 1% exchange fee from an investor's exchange proceeds if the investor exchanges out shares of that Fund held less than 6 months. This fee will not be charged to reinvested dividends and capital gains, certain retirement plan accounts (such as 401(k)s and 403(b)s) or in the case of redemptions resulting from the death of the investor. These fees are paid to the Fund and are intended to discourage investors from short-term trading of share of the Fund, and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If the investor has purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. The Fund may modify, terminate or waive these fees at any time.

                  An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-551-5849. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

                  An investor who owns shares of any of the Funds worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the investor at regular intervals by the Fund in which the investor is invested.

                  To establish a Systematic Withdrawal account, the investor deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the investor's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the investor of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of the month.

                  Withdrawal payments are not yield or income on the investor's investment, since portions of each payment will normally consist of a return of the investor's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor's account.

                  The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The investor may, of course, make additional deposits of Fund shares in the investor's account at any time.

                  Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax adviser concerning proper tax treatment of the redemption.

13.               PERFORMANCE INFORMATION


                  From time to time in advertisements, the Funds may discuss their performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Funds may compare their performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.


                  The total return of each Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  Each Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in each Fund. Because average annual total returns for more than one year tend to smooth out variations in a Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.


                  All performance figures for the Funds are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                  Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, or for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:


                                         n
                                 P(1 + T)  = ERV


                  Where    P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return
                           n     = the number of years
                           ERV   = the ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the period.


                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

                  Where:   P    =  a hypothetical initial payment of $1,000
                           T    = the average annual total return (after taxes
                                  on distributions)
                           n    = the number of years
                           ATV  = ending value of a hypothetical $1,000 payment
                              D   made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

      Where:      P         =  a hypothetical initial payment of $1,000
                  T         =  the average annual total return (after taxes on
                               distributions and redemption)
                  n         =  the number of years
                  ATV       =  ending value of a hypothetical $1,000 payment
                     DR        made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                  Total return of the Institutional Shares and other classes of shares of a Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.


PREDECESSOR PERFORMANCE QUOTATIONS

                  BERGER INFORMATION TECHNOLOGY FUND. The Berger Information Technology Fund is the accounting survivor and successor of a fund previously known as the InformationTech 100(R) Fund, which was reorganized into the Fund effective July 2, 1999. As part of the reorganization, all of the then-existing shares of the predecessor fund were exchanged for Institutional Shares of the Fund, and the Fund commenced offering the Investor Shares covered in this Statement of Additional Information.

                  The Fund quotes its historical performance track record for both of its classes of shares based on its predecessor's only shares outstanding prior to the reorganization. Accordingly, performance data for the Investor Shares for periods prior to the date of the reorganization do not reflect the 0.25% per year 12b-1 fee currently borne by the Investor Shares. Total return of the Investor Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

AVERAGE ANNUAL TOTAL RETURNS


                  The average annual total return for each of the Funds for various periods ending September 30, 2002, are shown on the following table:



FUND                                               1-YEAR         3-YEAR         5-YEAR       10-YEAR          LIFE OF FUND
----                                              --------       --------       --------      --------       ----------------
Berger Growth Fund(2)                             (59.38)%        (3.15)%        (0.73)%        6.15%                  11.93%
                                                                                                              (since 9/30/74)

Berger Large Cap Growth Fund(2)                   (47.79)%          4.16%          8.40%       10.25%                  12.58%
                                                                                                              (since 9/30/74)

Berger Mid Cap Growth Fund                        (68.35)%          7.93%            N/A          N/A                   8.85%
                                                                                                             (since 12/31/97)

Berger Small Company Growth Fund -                (59.36)%          6.83%          1.56%          N/A                   9.71%
Investor Shares                                                                                              (since 12/30/93)

Berger Information Technology Fund  -             (71.64)%          4.01%            N/A          N/A                  13.33%
Investor Shares(1)                                                                                             (since 4/8/97)

Berger Mid Cap Value Fund                            9.70%            N/A            N/A          N/A                  19.72%
                                                                                                              (since 8/12/98)

Berger Small Cap Value Fund II - Investor
Shares

Berger Balanced Fund                              (25.82)%         10.39%            N/A          N/A                  20.50%
                                                                                                              (since 9/30/97)


(1) Performance data for the Investor Shares include periods prior to the Fund's adoption of share classes as part of its reorganization on July 2, 1999, and therefore, for those periods, do not reflect the 0.25% per year 12b-1 fee that has been paid by the Investor Shares since the inception of the class on that date.


(2) Life of Fund covers the period from September 30, 1974 (immediately prior to BFG assuming the duties as the investment adviser for those Funds) through September 30, 2002. Since the 12b-1 fees for the Berger Growth Fund and the Berger Large Cap Growth Fund did not take effect until June 19, 1990, the performance figures on the table do not reflect the deduction of the 12b-1 fees for the full length of the life of fund period.


14.               ADDITIONAL INFORMATION

FUND ORGANIZATION

                  BERGER GROWTH FUND AND BERGER LARGE CAP GROWTH FUND. The Berger Growth Fund and Berger Large Cap Growth Fund are separate corporations that were incorporated under the laws of the State of Maryland on March 10, 1966, as "The One Hundred Fund, Inc." and "The One Hundred and One Fund, Inc.", respectively. The names "Berger One Hundred Fund(R)", "Berger 100 Fund(SM)", "Berger One Hundred and One Fund(R)" and "Berger 101 Fund(R)" were adopted by the respective Funds as service marks and trade names in November 1989 and were registered as service marks in December 1991. In 1990, the investors of the The One Hundred and One Fund, Inc. approved changing its formal corporate name to "Berger One Hundred and One Fund, Inc." and the Fund began doing business under the trade name "Berger Growth and Income Fund, Inc." in January 1996. The name "Berger Growth and Income Fund(R)" was registered as a service mark in August 1998. In January 2000, The One Hundred Fund, Inc. and the Berger One Hundred and One Fund, Inc. formally changed their corporate names to the "Berger Growth Fund, Inc." and the "Berger Growth and Income Fund, Inc." respectively and the name "Berger Growth Fund(SM)" was adopted as a trade name. In January 2001, the Berger Growth and Income Fund formally changed its corporate name to the "Berger Large Cap Growth Fund, Inc." and the name "Berger Large Cap Growth Fund(SM)" was adopted as a trade name.

                  Each of the Berger Growth Fund and the Berger Large Cap Growth Fund has only one class of securities, its Capital Stock, with a par value of one cent per share, of which 200,000,000 shares are authorized for issue by the Berger Growth Fund and 100,000,000 shares are authorized for issue by the Berger Large Cap Growth Fund. Shares of the Funds are fully paid and nonassessable when issued. All shares issued by a Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  BERGER MID CAP GROWTH FUND, BERGER SMALL COMPANY GROWTH FUND, BERGER NEW GENERATION FUND, BERGER SELECT FUND, BERGER INFORMATION TECHNOLOGY FUND, BERGER MID CAP VALUE FUND AND BERGER BALANCED FUND. The Berger Small Company Growth Fund is a separate series established on August 23, 1993, under the Berger Investment Portfolio Trust, a Delaware business trust established under the Delaware Business Trust Act. The name "Berger Small Company Growth Fund(R)" was registered as a service mark in September 1995. The Berger Small Company Growth Fund had no class designations until July 6, 1999, when all of the then-existing shares were designated as Investor Shares, which are covered in this Statement of Additional Information, and the Fund commenced offering a separate class known as Institutional Shares covered in a separate Prospectus and Statement of Additional Information.

                  The Berger New Generation Fund was the second series created under the Berger Investment Portfolio Trust, established on December 21, 1995. The name "Berger New Generation Fund(R)" was registered as a service mark in December 1996. The Berger Balanced Fund was the third series created under the Berger Investment Portfolio Trust, established on August 22, 1997. The name "Berger Balanced Fund(R)" was registered as a service mark in September 1998. The Berger New Generation Fund had no class designations until July 6, 1999, when all of the then-existing shares were designated as Investor Shares, which are covered in this Statement of Additional Information, and the Fund commenced offering a separate class known as Institutional Shares covered in a separate Prospectus and Statement of Additional Information.

                  The Berger Select Fund and the Berger Mid Cap Growth Fund were the fourth and fifth series created under the Trust, established on November 13, 1997. The Berger Mid Cap Value Fund was the sixth series created under the Berger Investment Portfolio Trust, established on May 21, 1998.

                  The Berger Information Technology Fund was the seventh series created under the Berger Investment Portfolio Trust, established on February 18, 1999. The Fund is the successor to the fund formerly known as the InformationTech 100(R) Fund. The InformationTech 100(R) Fund commenced operations on April 8, 1997, as a separate series of the Advisors Series Trust, a Delaware business trust. The InformationTech 100(R) Fund was then reorganized into the Fund in a transaction that became effective in July 1999. As part of the reorganization, all of the then-existing shares of the predecessor fund were exchanged for Institutional Shares of the Fund, and the Fund commenced offering the Investor Shares covered in this Statement of Additional Information.


                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, there are seven series established under the Trust, some of which are covered in a separate prospectus and SAI. Others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Funds are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by each Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.


                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Funds organized as series of Delaware Business Trusts will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instruments of those Trusts provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trusts or any particular series (fund) of the Trusts. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trusts are not entitled to the limitations of liability set forth in Delaware law or the Trust Instruments and, accordingly, that they may be personally liable for the obligations of the Trusts.

                  In order to protect investors from such potential liability, the Trust Instruments require that every written obligation of the Trusts or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trusts or such series. The Trust Instruments also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trusts shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an investor of the Funds in those Trusts incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trusts believe that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trusts and the Funds so as to avoid, to the extent possible, liability of investors for liabilities of the Trusts or the Funds.

                  CORPORATE GOVERNANCE AND OTHER INFORMATION PERTAINING TO ALL FUNDS. None of the Funds is required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the directors or trustees. If investors owning at least 10% of the outstanding shares of the Berger Growth Fund, the Berger Large Cap Growth Fund or any of the Trusts so request, a special investors' meeting of that Fund or Trust will be held for the purpose of considering the removal of a director or trustee, as the case may be. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of any of those Funds or Trusts so request. Subject to certain limitations, the Funds/Trusts will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a director or trustee.

                  Investors of the Funds and, when applicable, the other series/classes of the same business trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the same business trust in the election of trustees of the trust and on all matters relating to the trust as a whole. Each full share of each Fund has one vote.

                  Shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors or trustees can elect 100% of the directors or trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of directors or trustees will not be able to elect any person or persons as directors or trustees.


                  Shares of the Funds have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Berger Information Technology Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Funds may be transferred by endorsement, or other customary methods, but none of the Funds are bound to recognize any transfer until it is recorded on its books.


                  Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL FUND STRUCTURES


                  MULTI-CLASS. All of the Funds are permitted to divide their shares into classes. However, currently only the Berger Small Company Growth Fund, Berger Information Technology Fund, Berger Large Cap Value Fund, and Berger Mid Cap Value Fund have divided their shares into classes and have two classes of shares outstanding, the Investor Shares covered by this SAI and the Institutional Shares offered through a separate Prospectus and SAI. The Berger Small Cap Value Fund II currently has three classes of shares, the Investor Shares covered by this SAI and the Institutional Shares and Service Shares offered through separate prospectuses and SAIs. These Funds implemented their multi-class structure by adopting Rule 18f-3 Plans under the 1940 Act permitting them to issue shares in classes. The Rule 18f-3 Plans govern such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Institutional Shares are designed for institutional, individual and other investors willing to maintain a higher minimum account balance, currently set at $250,000. Information concerning Institutional Shares is available from the Funds at 1-800-259-2820. The Service Shares (for Berger Small Cap Value Fund II only) are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Information concerning Service Shares is available from the Funds at 1-800-333-1001.


                  Subject to the relevant Declaration of Trust or Trust Instrument and any other applicable provisions, the trustees of those Funds have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS


                  Insofar as the management of the Funds is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of any of the Funds, except for the following:



OWNER                                            FUND                                                             PERCENTAGE
-----                                            ----                                                             ----------
Charles Schwab & Co. Inc. ("Schwab")             Berger Growth Fund                                                 19.90%
101 Montgomery Street
San Francisco, CA 94104                          Berger Large Cap Growth Fund                                       26.00%

                                                 Berger Mid Cap Growth Fund                                         25.39%

                                                 Berger Small Company Growth Fund (Investor Shares)                 22.45%

                                                 Berger Information Technology Fund (Investor Shares)               18.83%

                                                 Berger Large Cap Value Fund                                        38.66%

                                                 Berger Mid Cap Value Fund                                          42.90%

                                                 Berger Balanced Fund                                               27.24%

National Financial Services Corporation          Berger Growth Fund                                                  7.01%
("Fidelity")
200 Liberty St., Fl. 5                           Berger Mid Cap Growth Fund                                         12.44%
New York, NY  10281-5500
                                                 Berger Small Company Growth Fund (Investor Shares)                  7.20%

                                                 Berger Mid Cap Value Fund                                          16.77%

                                                 Berger Balanced Fund                                                9.10%

                  Any person owning more than 25% of the outstanding securities of a Fund may be deemed to control it. Schwab is believed to hold its shares of the Funds as nominees for the benefit of its clients.


                                 [TO BE UPDATED]


DISTRIBUTION


                  Berger Distributors LLC, as the Funds' Distributor, is the principal underwriter of the Funds' shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Funds in connection with the sale of the Funds' shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Funds. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Funds. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Funds. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Funds. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Funds.

                  The Trust, on behalf of the Funds, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the directors or trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the directors or trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Funds offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers shares of the Funds and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

                  The Funds have each filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds of which this Statement of Additional Information is a part. If further information is desired with respect to any of the Funds or such securities, reference is made to the Registration Statements and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Funds.

INDEPENDENT ACCOUNTANTS


                  [TO BE UPDATED]


FINANCIAL INFORMATION

                  A copy of the Annual Report referenced below is enclosed with this SAI. Additional copies of that Report may be obtained upon request without charge by calling the Funds at 1-800-333-1001.

Year-End Financial Statements

                  [TO BE UPDATED]

                                   APPENDIX A



HIGH-YIELD/HIGH-RISK SECURITIES

         Each of the Funds may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, a Fund will not purchase any security in default at the time of purchase. None of the Funds will invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, a Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in a Fund's percentage limits for investments rated below investment grade, unless the Fund's adviser deems such securities to be the equivalent of investment grade. If securities purchased by a Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the director or trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect a Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect a Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of a Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.



KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        BERGER SMALL COMPANY GROWTH FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)


                              INSTITUTIONAL SHARES


                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427



                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Small Company Growth Fund (the "Fund") -- Institutional Shares, dated January ___, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.


                  This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.


                  The financial statements of the Fund are incorporated into this SAI by reference [TO BE UPDATED].


                  A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820.



                             DATED JANUARY ___, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS



                                                               PAGE    CROSS-REFERENCES TO RELATED
SECTION                                                        NO.     DISCLOSURES IN PROSPECTUS
--------                                                       ----    -------------------------
     Introduction                                                3     Table of Contents

1.   Investment Strategies and Risks of the Fund                 3     Berger Small Company Growth Fund; The Fund's Goal and
                                                                       Principal Investment Strategies; Principal Risks;
                                                                       Investment Techniques, Securities and Associated Risks

2.   Investment Restrictions                                    15     Berger Small Company Growth Fund; Investment Techniques,
                                                                       Securities and Associated Risks

3.   Management of the Fund                                     17     Berger Small Company Growth Fund; Organization of the Fund

4.   Investment Adviser                                         21     Berger Small Company Growth Fund; Organization of the Fund

5.   Expenses of the Fund                                       23     Berger Small Company Growth Fund; Financial Highlights
                                                                       for the Fund; Organization of the Fund

6.   Brokerage Policy                                           25     Berger Small Company Growth Fund; Organization of the Fund

7.   How to Purchase and Redeem Shares in the                   27     To Open an Account and Purchase Shares; Selling
     Fund                                                              (Redeeming) Shares

8.   How the Net Asset Value is Determined                      28     Your Share Price

9.   Income Dividends, Capital Gains Distributions              29     Distributions and Taxes
     and Tax Treatment

10.  Suspension of Redemption Rights                            30     Information About Your Account

11.  Tax-Sheltered Retirement Plans                             31     Tax-Sheltered Retirement Plans

12.  Exchange Privilege                                         31     Exchanging Shares

13.  Performance Information                                    31     Berger Small Company Growth Fund; Financial Highlights
                                                                       for the Fund

14.  Additional Information                                     32     Organization of the Fund; Special Fund Structure

     Financial Information                                      36     Financial Highlights for the Fund

                                  INTRODUCTION



                  The Fund described in this SAI is a mutual fund, or open-end management investment company. The Fund is a diversified fund.


1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND


                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.


                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.


                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's adviser. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The adviser's IPO trade allocation procedures govern which funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, the Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants, and keep its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.


                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.


                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction."

This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. The portfolio turnover rates of the Fund are shown in the Financial Highlights table included in the Prospectus. The annual portfolio turnover rates of the Fund have exceeded 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. The Fund anticipates that its portfolio turnover rate may exceed 100%, and investment changes in the Fund will be made whenever the investment manager deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.


                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.


                  The following fundamental restrictions apply to the Berger Small Company Growth Fund. The Fund may not:

                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, the Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investments.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                  7. The Berger Small Company Growth Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Fund.


3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian.


                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Fund have adopted a trustee retirement age of 75 years.

                                  POSITION(S)
                                   HELD WITH
                                   THE TRUST,                                                      NUMBER OF
                                    TERM OF                                                        FUNDS IN
                                   OFFICE AND                                                        FUND               OTHER
                                   LENGTH OF                                                       COMPLEX          DIRECTORSHIPS
NAME, ADDRESS                         TIME                                                         OVERSEEN            HELD BY
AND AGE                              SERVED      PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS    BY TRUSTEE           TRUSTEE
-------------                    -------------   ---------------------------------------------    ----------      ------------------
INDEPENDENT TRUSTEES

Michael Owen                     Chairman of     Dean of Zayed University (since September            22                 n/a
210 University Blvd.             the Board       2000). Formerly self-employed as a financial
Denver, CO 80206                                 and management consultant, and in real estate
                                                 development (from June 1999 to September
DOB: 1937                                        2000). Dean (from 1993 to June 1999), and a
                                                 member of the Finance faculty (from 1989 to
                                                 1993), of the College of Business, Montana
                                                 State University. Formerly, Chairman and
                                                 Chief Executive Officer of Royal Gold, Inc.
                                                 (mining) (1976 to 1989).

Dennis E. Baldwin                Trustee         President, Baldwin Financial Counseling              22                 n/a
210 University Blvd.                             (since July 1991). Formerly, Vice President
Denver, CO 80206                                 and Denver Office Manager of Merrill Lynch
                                                 Capital Markets (1978 to 1990).
DOB: 1928

Katherine A. Cattanach, CFA      Vice Chair of   Managing Principal (since September 1987),           22                 n/a
210 University Blvd.             the Board       Sovereign Financial Services, Inc.
Denver, CO 80206                                 (investment consulting firm). Executive Vice
                                                 President (1981 to 1988), Captiva
DOB: 1945                                        Corporation, Denver, Colorado (private
                                                 investment management firm). Ph.D. in Finance
                                                 (Arizona State University).

Paul R. Knapp                    Trustee         Executive Officer of DST Systems, Inc.               22        Director and Vice
210 University Blvd.                             ("DST"), a publicly traded information and                     President (February
Denver, CO 80206                                 transaction processing company, which acts as                  1998 to November
                                                 the Funds' transfer agent (since October                       2000) of West Side
DOB: 1945                                        2000). DST is 33% owned by Stilwell                            Investments, Inc.
                                                 Management Inc., which owns approximately                      (investments), a
                                                 89.5% of Berger Financial Group LLC. Mr.                       wholly owned
                                                 Knapp owns common shares and options                           subsidiary of DST
                                                 convertible into common shares of DST Systems                  Systems, Inc.
                                                 which, in the aggregate and assuming exercise
                                                 of the options, would result in his owning
                                                 less than  1/2 of 1% of DST System's common
                                                 shares. Mr. Knapp is also President of
                                                 Vermont Western Assurance, Inc., a wholly
                                                 owned subsidiary of DST Systems (since
                                                 December 2000). President, Chief Executive
                                                 Officer and a director (September 1997 to
                                                 October 2000) of DST Catalyst, Inc., an
                                                 international financial markets consulting,
                                                 software and computer services company, (now
                                                 DST International, a subsidiary of DST).
                                                 Previously (1991 to October 2000), Chairman,
                                                 President, Chief Executive Officer and a
                                                 director of Catalyst Institute (international
                                                 public policy research organization focused
                                                 primarily on financial markets and
                                                 institutions); also (1991 to September 1997),
                                                 Chairman, President, Chief Executive Officer
                                                 and a director of Catalyst

                                                 Consulting (international financial
                                                 institutions business consulting firm).

Harry T. Lewis, Jr.              Trustee         Lewis Investments (since June 1988)                  22        Director, J.D.
210 University Blvd.                             (self-employed private investor). Formerly,                    Edwards & Co. (1995
Denver, CO 80206                                 Senior Vice President, Rocky Mountain Region,                  to March 2002);
                                                 of Dain Bosworth Incorporated and member of                    Director, National
DOB: 1933                                        that firm's Management Committee (1981 to                      Fuel Corporation
                                                 1988).                                                         (oil & gas
                                                                                                                production);
                                                                                                                Advisory Director,
                                                                                                                Otologics, LLC,
                                                                                                                (implantable hearing
                                                                                                                aid) (since 1999);
                                                                                                                Member of Community
                                                                                                                Advisory Board,
                                                                                                                Wells Fargo
                                                                                                                Bank-Denver

William Sinclaire                Trustee         President (since January 1998), Santa Clara          22        n/a
210 University Blvd.                             LLC (privately owned agricultural company).
Denver, CO 80206                                 President (January 1963 to January 1998),
                                                 Sinclaire Cattle Co. (privately owned
DOB: 1928                                        agricultural company).

Albert C. Yates                  Trustee         President (since 1990), Chancellor and               22        Member, Board of
210 University Blvd.                             Professor of Chemistry-Department of                           Directors, Adolph
Denver, CO 80206                                 Chemistry, of Colorado State University.                       Coors Company
                                                 Formerly Executive Vice President and Provost                  (brewing company)
DOB: 1941                                        (1983 to 1990), Academic Vice President and                    (since 1998);
                                                 Provost (1981 to 1983) and Professor of                        Member, Board of
                                                 Chemistry (1981 to 1990) of Washington State                   Directors, Dominion
                                                 University. Vice President and University                      Industrial Capital
                                                 Dean for Graduate Studies and Research and                     Bank (1999 to 2000);
                                                 Professor of Chemistry of the University of                    Member, Board of
                                                 Cincinnati (1977 to 1981).                                     Directors,
                                                                                                                Centennial Bank of
                                                                                                                the West (since
                                                                                                                2001)

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST


                      POSITION(S)                                                            NUMBER OF
                      HELD WITH THE                                                          FUNDS IN
                      TRUST, TERM                                                              FUND                   OTHER
                      OF OFFICE AND                                                           COMPLEX              DIRECTORSHIPS
NAME, ADDRESS         LENGTH OF                                                             OVERSEEN BY                HELD
AND AGE               TIME SERVED       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS        TRUSTEE                BY TRUSTEE
-------------         -----------       ---------------------------------------------      -------------      ----------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*     President and   President and a director since May 1999 (Executive    22                  Audit Committee
210 University Blvd.  Trustee of      Vice President from February 1999 to May 1999) of                         Member of the Public
Denver, CO 80206      the Trust       Berger Growth Fund and Berger Large Cap Growth Fund.                      Employees'
                      (since May      President and a trustee since May 1999 (Executive                         Retirement
DOB: 1949             1999)           Vice President from February 1999 to May 1999) of                         Association of
                                      Berger Investment Portfolio Trust, Berger                                 Colorado (pension
                                      Institutional Products Trust, Berger Worldwide Funds                      plan) (from November
                                      Trust, Berger Worldwide Portfolios Trust and Berger                       1997 to December
                                      Omni Investment Trust. President and Chief Executive                      2001).
                                      Officer (since June 1999) (Executive Vice President
                                      from February 1999 to June 1999) of Berger Financial
                                      Group LLC (formerly Berger LLC). Director, President
                                      and Chief Executive Office of Stilwell Management,
                                      Inc. (since September 1999). President and Chief
                                      Executive Officer of Berger/Bay Isle LLC (since May
                                      1999). Self-employed as a consultant from July 1995
                                      through February 1999. Director of Wasatch Advisors
                                      (investment management) from February 1997 to
                                      February 1999.

* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).





                       POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS         TERM OF OFFICE AND LENGTH OF TIME
AND AGE                          SERVED                     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------         ---------------------------------     ---------------------------------------------
OFFICERS OF THE TRUST

Jay W. Tracey, CFA*              Executive Vice        Executive Vice President of the Berger Funds (since August 2000).
210 University Blvd.             President of the      Executive Vice President and Chief Investment Officer of Berger Financial
Denver, CO 80206                 Trust (since Aug.     Group LLC (since June 2000). Portfolio manager of the Berger Growth Fund
                                 2000) and             (since August 2000); team portfolio manager of the Berger Select Fund
DOB: 1954                        Portfolio Manager     (since June 2000) and the Berger Large Cap Growth Fund (from January 2001
                                 (since June 2000)     through December 2001). Team portfolio manager (since December 2001) of the Berger Mid Cap Growth Fund and team interim portfolio manager (since
                                                       December 2001) of the Berger New Generation Fund. Formerly, Vice President
                                                       and portfolio manager at OppenheimerFunds, Inc. (September 1994 to May 2000).

Steven L. Fossel, CFA*           Vice President of     Vice President (since August 2000) and portfolio manager (since June
210 University Blvd.             the Trust (since      2000) of the Berger Balanced Fund. Vice President (since August 2000) and
Denver, CO 80206                 Aug. 2000) and        team portfolio manager (since June 2000) of the Berger Select Fund. Vice
                                 Portfolio Manager     President (since February 2001) and portfolio manager (since December
DOB: 1968                        (since Jun. 2000)     2001) of the Berger Large Cap Growth Fund; and team portfolio manager
                                                       (from January 2001 through December 2001) of the Berger Large Cap Growth
                                                       Fund. Interim portfolio manager (from June 2000 to January

                                                      2001) of the Berger Large Cap Growth Fund. Vice President and portfolio manager of Berger Financial Group LLC (since June 2000); senior equity analyst with Berger Financial Group LLC (from March 1998 to June 2000).
                                                      Formerly, analyst and assistant portfolio manager with Salomon
                                                      Brothers Asset Management (from August 1992 to February 1998).

Janice M. Teague*                Vice President of    Vice President (since November 1998) and Assistant Secretary (since
210 University Blvd.             the Trust (since     February 2000 and previously from September 1996 to November 1998) and
Denver, CO 80206                 November 1998) and   Secretary (November 1998 to February 2000) of the Berger Funds. Vice
                                 Assistant            President (since October 1997), Secretary (since November 1998) and
DOB: 1954                        Secretary (since     Assistant Secretary (October 1996 through November 1998) with Berger
                                 February 2000)       Financial Group LLC. Vice President and Secretary with Berger
                                                      Distributors LLC (since August 1998). Vice President and Secretary of
                                                      Bay Isle Financial LLC (since January 2002). Formerly, self-employed as a business consultant (from June 1995 through September 1996).

Andrew J. Iseman*                Vice President of    Vice President of the Berger Funds (since March 2001). Vice President
210 University Blvd.             the Trust (since     (since September 1999) and Chief Operating Officer (since November 2000)
Denver, CO 80206                 Mar. 2001)           of Berger Financial Group LLC. Manager (since September 1999) and
                                                      Director (June 1999 to September 1999) of Berger Distributors LLC. Vice
DOB: 1964                                             President-Operations (February 1999 to November 2000) of Berger Financial
                                                      Group LLC. Associate (November 1998 to February 1999) with DeRemer &
                                                      Associates (a consulting firm). Vice President-Operations (February 1997 to November 1998) and Director of Research and Development (May 1996 to
                                                      February 1997) of Berger Financial Group LLC.

Anthony R. Bosch*                Vice President of    Vice President of the Berger Funds (since February 2000). Vice President
210 University Blvd.             the Trust (since     (since June 1999) and Chief Legal Officer (since August 2000) with Berger
Denver, CO 80206                 Feb. 2000)           Financial Group LLC. Vice President and Chief Compliance Officer with
                                                      Berger Distributors LLC (since September 2001). Vice President of Bay
DOB: 1965                                             Isle Financial LLC (since January 2002). Formerly, Assistant Vice
                                                      President of Federated Investors, Inc. (December 1996 through May 1999), and Attorney with the U.S. Securities and Exchange Commission (June 1990 through December 1996).

Brian S. Ferrie*                 Vice President of    Vice President of the Berger Funds (since November 1998). Vice President
210 University Blvd.             the Trust (since     (since February 1997), Treasurer and Chief Financial Officer (since March
Denver, CO 80206                 Nov. 1998)           2001) and Chief Compliance Officer (from August 1994 to March 2001) with
                                                      Berger Financial Group LLC. Vice President (since May 1996), Treasurer
DOB: 1958                                             and Chief Financial Officer (since March 2001) and Chief Compliance
                                                      Officer (from May 1996 to September 2001) with Berger Distributors LLC.

John A. Paganelli*               Vice President       Vice President (since November 1998), Treasurer (since March 2001) and
210 University Blvd.             (since Nov. 1998)    Assistant Treasurer (November 1998 to March 2001) of the Berger Funds.
Denver, CO 80206                 and Treasurer        Vice President (since November 1998) and Manager of Accounting (January
                                 (since Mar. 2001)    1997 through November 1998) with Berger Financial Group LLC. Formerly,
DOB: 1967                        of the Trust         Manager of Accounting (December 1994 through October 1996) and Senior
                                                      Accountant (November 1991 through December 1994) with Palmeri Fund
                                                      Administrators, Inc.

Sue Vreeland*                    Secretary of the     Secretary of the Berger Funds (since February 2000). Assistant Vice
210 University Blvd.             Trust (since Feb.    President (since April 2002) and Assistant Secretary (since June 1999) of
Denver, CO 80206                 2000)                Berger Financial Group LLC. Assistant Secretary of Berger Distributors
                                                      LLC (since June 1999) and
Bay Isle Financial LLC
(since December 2001).
DOB: 1948                                             Formerly, Assistant Secretary of the Janus Funds (from March 1994 to May
                                                      1999), Assistant Secretary of Janus Distributors, Inc. (from June 1995 to
                                                      May 1997) and Manager of Fund Administration for Janus Capital
                                                      Corporation (from February 1992 to May 1999).

David C. Price, CPA*             Assistant Vice       Assistant Vice President (since March 2001) of the Berger Funds.
210 University Blvd.             President of the     Assistant Vice President-Compliance (since March 2001) with Berger
Denver, CO 80206                 Trust (since Mar.    Financial Group LLC. Formerly, Senior Auditor (July 1996 through August
                                 2001)                1998) and Auditor (August 1993 through June 1996) with
DOB: 1969                                             PricewaterhouseCoopers LLP, a public accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant            Assistant Treasurer (since March 2001) of the Berger Funds. Assistant
210 University Blvd.             Treasurer of the     Vice President (since January 2002) and Manager of Investment Accounting
Denver, CO 80206                 Trust (since Mar.    (August 1999 through January 2002) with Berger Financial Group LLC.
                                 2001)                Formerly, Senior Auditor (December 1998 through August 1999) and Auditor
DOB: 1972                                             (August 1997 through December 1998) with PricewaterhouseCoopers LLP, a public accounting firm, and Senior Fund Accountant (January 1996 through
                                                      July 1997) with INVESCO Funds Group.

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.



The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:



                                                                                                                 NUMBER OF MEETINGS
                                                                                                                  HELD DURING LAST
COMMITTEE                       FUNCTIONS                             MEMBERS                                        FISCAL YEAR
---------                       ---------                             -------                                    -------------------
Audit Committee                 Reviews the financial reporting       Michael Owen (Chair)
                                process, the system of internal       Katherine A. Cattanach (Vice Chair)
                                control, the audit process, and the   Dennis E. Baldwin
                                Trust's process for monitoring        Paul R. Knapp
                                compliance with investment            Harry T. Lewis, Jr.
                                restrictions and applicable laws as   William Sinclaire
                                well as the Trust's Code of Ethics.   Albert C. Yates

Nominating Committee            Identifies and recommends             Katherine A. Cattanach (Chair)
                                individuals for Trustee membership.   Michael Owen
                                The committee does not consider       Dennis E. Baldwin
                                nominees recommended by               Harry T. Lewis, Jr.
                                securityholders.                      William Sinclaire
                                                                      Albert C. Yates

Compensation Committee          Determines and reviews the level of   Katherine A. Cattanach (Chair)
                                compensation for Independent          William Sinclaire
                                Trustees/Directors.                   Albert C. Yates

Pricing Committee               Determines the fair value of          Harry T. Lewis, Jr. (Chair)
                                restricted securities and other       Dennis E. Baldwin
                                securities for which market           Jack R. Thompson
                                quotations are not readily            Albert C. Yates
                                available pursuant to procedures
                                adopted by the Trustees.

Brokerage Committee             Reviews and makes recommendations     Dennis E. Baldwin (Chair)
                                regarding matters related to the      Katherine A. Cattanach
                                Trust's use of brokerage              Harry T. Lewis, Jr.
                                commissions and placement of          Jack R. Thompson
                                portfolio transactions.



The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2001.



                                                                                       AGGREGATE DOLLAR RANGE OF
                                                                                       SECURITIES IN ALL REGISTERED
                             DOLLAR RANGE OF                                           INVESTMENT COMPANIES OVERSEEN
NAME OF TRUSTEE              SECURITIES IN THE FUNDS                                   BY THE TRUSTEE IN BERGER FUNDS
---------------              ------------------------                                  -------------------------------
INDEPENDENT TRUSTEES

Michael Owen                 Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Dennis E. Baldwin            Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Katherine A. Cattanach       Berger Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Paul R. Knapp                Berger Mid Cap Value Fund
                             Berger Information Technology Fund
                             Berger Large Cap Value Fund

                             Berger Small Cap Value Fund

Harry T. Lewis, Jr.          Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger Large Cap Value Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

William Sinclaire            Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Albert C. Yates              Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Information Technology Fund
                             Berger International Fund

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson             Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger Small Cap Value Fund



APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  The Fund's investment advisory and sub-advisory agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of the Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                  In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION

                   The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2002. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

                   The following table sets forth information regarding compensation paid or accrued for each trustee of the Fund and the other Berger
Funds:



              NAME AND POSITION
              WITH BERGER FUNDS                           AGGREGATE COMPENSATION FROM
              ------------------            ---------------------------------------------------------
                                                                                  ALL BERGER FUNDS(1)
                                                                                  FISCAL YEAR ENDING
                                            BERGER SMALL COMPANY GROWTH FUND      SEPTEMBER 30, 2002
                                            --------------------------------      -------------------
     Dennis E. Baldwin(2)                              $                               $

     Katherine A. Cattanach(2)                         $                               $

     Paul R. Knapp(2)                                  $                               $

     Harry T. Lewis(2)                                 $                               $

     Michael Owen(2)                                   $                               $

     William Sinclaire(2)                              $                               $

     Albert C. Yates(2)                                $                               $

     Jack R. Thompson(2),(3),(4)                       $    0                          $   0



(1) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, the Berger Mid Cap Value Fund, the Berger Small Cap Value Fund II and the Berger Balanced Fund), the Berger Institutional Products Trust (four series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $; Katherine A. Cattanach $; William Sinclaire $; Albert C. Yates $.

(2) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(3)  Interested person of Berger Financial Group LLC.

(4) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

                   Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that Fund.

                   As of December 31, 2002, the officers and trustees of the Fund as a group owned, of record or beneficially, an aggregate of less than 1% of the outstanding shares of the Institutional Shares class and the Fund.


                   The Trust, the Funds' investment adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                 INVESTMENT ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER


                   Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206, is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

                   BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $ billion as of December 31, 2002. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately % of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Funds' transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Funds.


INVESTMENT ADVISORY AGREEMENT


                   Under the Investment Advisory Agreement between the Fund and its adviser, the adviser is generally responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.


                   Under the Agreement the adviser is compensated for its services by the payment of a fee at an annual rate, calculated as a percentage of the average daily net assets of the Fund.


                   The following schedule reflects the advisory fees charged to the Fund for the fiscal year ended September 30, 2002:


             FUND                                          ADVISER                  INVESTMENT ADVISORY FEE
             ----                                          -------                  -----------------------
Berger Small Company Growth Fund                             BFG                             0.82%

                   Investment advisory fees are charged to the Fund according to the following schedule:

                                                      AVERAGE DAILY NET ASSETS                 ANNUAL RATE
                                                      ------------------------                 -----------
                                                         First $500 million                       .85%
      Berger Small Company Growth Fund                   Next $500 million                        .80%
                                                          Over $1 billion                         .75%

                   The Fund's Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.


TRADE ALLOCATIONS

                   While investment decisions for the Fund are made independently by the adviser, the same investment decision may be made for the Fund and one or more accounts advised by the adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.


                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.


RESTRICTIONS ON PERSONAL TRADING

                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

                  In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.

5.                 EXPENSES OF THE FUND

                   In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.


                  Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2002, BFG did not charge an administrative fee to the Fund. The administrative services fee may be changed by the trustees without investor approval.


                   The following table shows the cost to the Fund of the previously applicable advisory fee and administrative services fee for the years shown and the amount of such fees waived on account of excess expenses under applicable expense limitations.

                        BERGER SMALL COMPANY GROWTH FUND


     FISCAL YEAR ENDED           INVESTMENT         ADMINISTRATIVE           EXPENSE
       SEPTEMBER 30,           ADVISORY FEE(1)      SERVICE FEE(2)       REIMBURSEMENT(3)        TOTAL
     -----------------         ---------------      --------------       ----------------        -----
           2002

           2001                  $ 8,204,000               $0               $(10,000)         $ 8,194,000

           2000                  $10,140,000               $0               $(14,000)         $10,126,000


(1) Effective October 1, 1999, the investment advisory fee charged to the Fund was reduced from .90% to the following rates of average daily net assets:
     0.85% of the first $500 million; 0.80% of the next $500 million and 0.75% in excess of $1 billion.

(2) Effective October 1, 1999, the 0.01% administrative services fee was eliminated.

(3) For the Institutional Share class only, BFG reimburses the Fund to the extent the normal transfer agency and registration expenses of the Institutional Shares exceed .20%.

                   The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Funds' custodian. Each of the Funds has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

                   As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund.

                   For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.


                   As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.


                   All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund. Earnings credits received by the Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

OTHER EXPENSE INFORMATION

                   The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                   The Fund and/or its adviser have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                   The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR


                   The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Institutional Shares.


6.                 BROKERAGE POLICY

                   Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Fund during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS


                                        FISCAL YEAR ENDED      FISCAL YEAR ENDED      FISCAL YEAR ENDED
                                        SEPTEMBER 30, 2002     SEPTEMBER 30, 2001     SEPTEMBER 30, 2000
                                        ------------------     ------------------     ------------------
Berger Small Company Growth Fund                 $                 $1,267,000              $616,000


                   The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser does not have an obligation to seek the lowest available commission.


                   In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser. The Fund's adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services include a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.


                   In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser in the investment decision-making process may be paid for with the Fund's commission dollars. The adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for BFG.

                   BFG does not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. BFG may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to BFG's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. BFG then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on BFG's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.


                   During the fiscal year ended September 30, 2002, of the brokerage commissions paid by the Fund, the following amounts were paid to brokers who provided to the Fund selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the
Fund:

FUND                                     AMOUNT OF TRANSACTIONS        AMOUNT OF COMMISSIONS
----                                     ----------------------        ---------------------
Berger Small Company Growth Fund              $ 116,072,000                  $ 270,000

                   These brokerage and research services received from brokers are often helpful to BFG in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of BFG's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to BFG in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by BFG in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to BFG, they are not expected to decrease the expenses that BFG would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by BFG from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                   The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                   Included in the brokerage commissions paid by the Fund during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce the Fund's out-of-pocket expenses as follows:

                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS


                                  DSTS        REDUCTION IN        DSTS       REDUCTION IN        DSTS        REDUCTION IN
                              COMMISSIONS       EXPENSES      COMMISSIONS      EXPENSES       COMMISSIONS      EXPENSES
                                  PAID            FYE             PAID            FYE            PAID             FYE
                              FYE 9/30/02        9/30/02      FYE 9/30/01       9/30/01       FYE 9/30/00     9/30/00(1)
                              -----------     -------------   -----------    -------------    -----------     ----------
   Berger Small Company
   Growth Fund                     $0              $0              $0             $0              $0              $0


(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

                   The Fund's adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser of the Fund will seek the best execution of each transaction.

7.                 HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

                   Minimum Initial Investment                           $250,000

                   Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000.

                   To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                   Berger Funds
                   P.O. Box 219958
                   Kansas City, MO  64121-9958

                   Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

                   Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined here.

                   In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from the Fund as described here.

                   Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                   The Fund also offers a Systematic Investment Plan (minimum $50 per month) and a Systematic Withdrawal Plan (minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

8.                 HOW THE NET ASSET VALUE IS DETERMINED

                   The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                   The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                   The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.


9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT


                   This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                   TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                   TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.


                   In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rates and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

                   If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Funds reserve the right to reinvest distributions of less than $10 in shares of the applicable Fund at the next computed NAV.

                   TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                   INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                   If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                   INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.


                   BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.


                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.                SUSPENSION OF REDEMPTION RIGHTS

                   The Fund may not suspend the right of redemption, or postpone the day of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                   The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.                TAX-SHELTERED RETIREMENT PLANS


                   The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call 1-800-259-2820 or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.


12.                EXCHANGE PRIVILEGE

                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

                  An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.                PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies,

Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                   The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                   The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.


                   All performance figures for the Fund are based upon historical results and do not assure future performance(before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                   Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                                     n
                                             P(1 + T) = ERV

                  Where    P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return
                           n     = the number of years
                           ERV   = the ending redeemable value of a
                                   hypothetical $1,000 payment made at the
                                   beginning of the period).

                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                                  n
                                            P(1+T) = ATV*
                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after
                                   taxes on distributions)
                           n     = the number of years
                           ATV*  = ending value of a hypothetical
                                   $1,000 payment made at the beginning
                                   of the period.

----------------
* inferior D
                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:
                                                     n
                                               P(1+T) = ATV*
                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after
                                   taxes on distributions and redemption)
                           n     = the number of years
                           ATV*  = ending value of a hypothetical $1,000 payment
                                   made at the beginning of the period.
----------------
* inferior DR

                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                  Total return of the Institutional Shares and other classes of shares of a Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.


PREDECESSOR PERFORMANCE QUOTATIONS

                   Shares of the Fund had no class designations until July 6, 1999, when all of the then-existing shares were designated as Investor Shares and the Institutional Shares class of the Fund covered in this Statement of Additional Information was established. The Institutional Shares class of the Fund commenced investment operations on October 16, 1999. Performance data for the Institutional Shares include periods prior to the commencement of investment operations of the Institutional Shares class on that date, and therefore reflect a 0.25% per year 12b-1 fee applicable to the Investor Shares that is not paid by the Institutional Shares. Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

AVERAGE ANNUAL TOTAL RETURNS


                   The average annual total return for the Fund for various periods ending September 30, 2002, are shown on the following table:


FUND                                   1-YEAR        3-YEAR        5-YEAR       10-YEAR       LIFE OF FUND
----                                   -------       ------        ------       -------       ------------
Berger Small Company Growth Fund(1)    (59.03)%       7.30%         1.83%         N/A             9.90%
                                                                                             (since 12/30/93)

(1) Performance data reflects a 0.25% 12b-1 fee not paid by the Institutional Shares.

14.                ADDITIONAL INFORMATION

FUND ORGANIZATION

                   The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on August 23, 1993. The name "Berger Small Company Growth Fund(R)" was registered as a service mark in September 1995. The Berger Small Company Growth Fund had no class designations until July 6, 1999, when all of the then-existing shares were designated as Investor Shares, which are covered in a separate Prospectus and Statement of Additional Information, and the Fund commenced offering the class known as Institutional Shares covered in this Statement of Additional Information.


                   The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of seven series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.


                   Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                   DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                   In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been a investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                   As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

                   CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                   Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                   Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                   Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                   Under governing corporate law, the Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE

                   The Fund currently has divided its shares into two classes of shares, the Institutional Shares covered by this SAI and the Investor Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001.

                    Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS


                   Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Institutional Shares class of the Fund, except for the following:



OWNER                                                                 PERCENTAGE
-----                                                                 ----------
Charles Schwab & Co. Inc. ("Schwab")                                       %
101 Montgomery Street
San Francisco, CA  94104-4122

Sheldon & Co.                                                              %
C/O National City Bank
PO Box 94484
Cleveland, OH  44101-4484

Leonard Strear                                                             %
Strear Family Foundation
6825 E. Tennessee #235
Denver, CO  80224-1630

Herbert L. Wittow Tr.                                                      %
4600 S. Ulster Street, Ste 660
Denver, CO  80237-2872

Southwest Securities Inc.                                                  %
FBO Sisk Charitable Trust
PO Box 509002
Dallas, TX  75250-9002

Kenneburt & Co.                                                            %
PO Box 12365
Birmingham, AL  35202-2365



                   As of December 31, 2002, Schwab owned of record [TO BE
UPDATED]


                   Any person owning more than 25% of the outstanding securities of the Fund may be deemed to control it. Schwab is believed to hold its shares of the Fund as nominee for the benefit of its clients or customers.

DISTRIBUTION


                   Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                   The Fund and the Distributor are parties to a Distribution Agreement that continues through April 20032, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.


OTHER INFORMATION

                   The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                   Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS


[TO BE UPDATED]


FINANCIAL INFORMATION


                  A copy of the Annual Report referenced below is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com or by calling the Fund at 1-800-259-2820.


Year-End Financial Statements


                                 [TO BE UPDATED]

                                   APPENDIX A


HIGH-YIELD/HIGH-RISK SECURITIES

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         AAA-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         AA-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         BAA-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         CAA-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         CA-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                       BERGER INFORMATION TECHNOLOGY FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                              INSTITUTIONAL SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427




                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Information Technology Fund (the "Fund") -- Institutional Shares, dated January ___, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.


                  This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund. Institutional Shares are also made available for purchase and dividend reinvestment in the account of all holders of Institutional Shares who received their shares in the Fund's reorganization in July 1999.

                  The Fund is the successor to the InformationTech 100(R) Fund, which was reorganized into the Fund effective July 2, 1999.


                  The financial statements of the Fund are incorporated into this SAI by reference [ TO BE UPDATED]


                  A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820.






                             DATED JANUARY ___, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS


                                                          PAGE        CROSS-REFERENCES TO RELATED
SECTION                                                    NO.        DISCLOSURES IN PROSPECTUS
-------                                                   -----       ----------------------------
        Introduction                                        1         Contents

1.    Investment Strategies and Risks of the Fund           1         Berger Information Technology Fund; The Fund's
                                                                      Goal and Principal Investment Strategies;
                                                                      Principal Risks; Investment Techniques,
                                                                      Securities and Associated Risks

2.    Investment Restrictions                               13        Berger Information Technology Fund; Investment
                                                                      Techniques, Securities and the Associated Risks

3.    Management of the Fund                                14        Berger Information  Technology Fund;  Organization
                                                                      of the Fund

4.    Investment Adviser and Sub-Adviser                    19        Berger Information  Technology Fund;  Organization
                                                                      of the Fund

5.    Expenses of the Fund                                  22        Berger  Information   Technology  Fund;  Financial
                                                                      Highlights for the Fund; Organization of the Fund

6.    Brokerage Policy                                      24        Berger Information  Technology Fund;  Organization
                                                                      of the Fund

7.    How to Purchase and Redeem Shares In the Fund         26        To Open an Account  or  Purchase  Shares;  Selling
                                                                      (Redeeming) Shares

8.    How the Net Asset Value is Determined                 27        Your Share Price

9.    Income Dividends, Capital Gains                       28        Distributions and Taxes
      Distributions and Tax Treatment

10.   Suspension of Redemption Rights                       29        Information About Your Account

11.   Tax-Sheltered Retirement Plans                        30        Tax-Sheltered Retirement Plans

12.   Exchange Privilege                                    30        Exchanging Shares

13.   Performance Information                               31        Berger  Information   Technology  Fund;  Financial
                                                                      Highlights for the Fund

14.   Additional Information                                32        Organization of the Fund; Special Fund Structures

      Financial Information                                 35        Financial Highlights for the Fund

                                  INTRODUCTION



                  The Fund described in this SAI is a mutual fund, or open-end management investment company. The Fund is a diversified fund.


1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND


                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.


                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.


                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the Fund's adviser or sub-adviser will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.


                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality. The Fund will not invest in mortgage-backed or other asset-backed securities.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.


                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.


                  The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.


                  The adviser or sub-adviser's IPO trade allocation procedures govern which funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, the Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.


                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants, and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.


                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the Fund's adviser or sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's adviser or sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.


                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.


                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's adviser or sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.


                  SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.


                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. Although it has historically not done so, the Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser or sub-adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser or sub-adviser considers pertinent.


                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency when the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.


                  TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.


                  PORTFOLIO TURNOVER. The portfolio turnover rates of the Fund are shown in the Financial Highlights table included in the Prospectus. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.


                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.


2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.


                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.


                  The following fundamental restrictions apply to the Berger Information Technology Fund. The Fund may not:

                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

3.                MANAGEMENT OF THE FUND


                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment adviser or sub-adviser, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Fund have adopted a trustee retirement age of 75 years.

                                POSITION(S)                                                            NUMBER OF
                               HELD WITH THE                                                           FUNDS IN
                                TRUST,TERM                                                               FUND             OTHER
                               OF OFFICE AND                                                            COMPLEX       DIRECTORSHIPS
NAME, ADDRESS                   LENGTH OF                                                              OVERSEEN BY         HELD
AND AGE                        TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS          TRUSTEE        BY TRUSTEE
-------------                  ---------------    ---------------------------------------------       ------------    --------------
INDEPENDENT TRUSTEES

Michael Owen                     Chairman of      Dean of Zayed University (since September 2000).         22             n/a
210 University Blvd.             the Board        Formerly self-employed as a financial and
Denver, CO 80206                                  management consultant, and in real estate
                                                  development (from June 1999 to September 2000).
DOB: 1937                                         Dean (from 1993 to June 1999), and a member of the
                                                  Finance faculty (from 1989 to 1993), of the College
                                                  of Business, Montana State University. Formerly,
                                                  Chairman and Chief Executive Officer of Royal Gold,
                                                  Inc. (mining) (1976 to 1989).


Dennis E. Baldwin                Trustee          President, Baldwin Financial Counseling (since           22             n/a
210 University Blvd.                              July 1991).Formerly, Vice President and Denver
Denver, CO 80206                                  Office Manager of Merrill Lynch Capital Markets
                                                  (1978 to 1990).
DOB: 1928


Katherine A. Cattanach,          Vice Chair of    Managing Principal (since September 1987), Sovereign     22             n/a
CFA                              the Board        Financial Services, Inc. (investment consulting firm).
210 University Blvd.                              Executive Vice President (1981 to 1988), Captiva
Denver, CO 80206                                  Corporation, Denver, Colorado (private investment
                                                  management firm).  Ph.D. in Finance (Arizona
DOB: 1945                                         State University).


Paul R. Knapp                    Trustee          Executive Officer of DST Systems, Inc. ("DST"), a        22      Director and Vice
210 University Blvd.                              publicly traded information and transaction processing           President
Denver, CO 80206                                  company, which  acts as the Funds' transfer agent                (February 1998
                                                  (since October 2000). DST is 33% owned by Stilwell               to November 2000)
DOB: 1945                                         Management Inc., which owns approximately  89.5% of              of West Side
                                                  Berger Financial Group LLC.  Mr. Knapp owns common               Investments, Inc.
                                                  shares and options convertible into common shares of             (investments), a
                                                  DST Systems which, in the aggregate and assuming                 wholly owned
                                                  exercise of the options, would result in his owning              subsidiary of DST
                                                  less than 1/2 of 1% of DST System's common shares.                Systems, Inc.
                                                  Mr. Knapp is also President of Vermont Western
                                                  Assurance, Inc., a wholly owned subsidiary of DST
                                                  Systems (since December 2000). President, Chief
                                                  Executive Officer and a director (September 1997 to
                                                  October 2000) of DST Catalyst, Inc., an
                                                  international financial markets consulting,
                                                  software and computer services company, (now DST
                                                  International, a subsidiary of DST). Previously
                                                  (1991 to October 2000), Chairman, President, Chief
                                                  Executive Officer and a director of Catalyst
                                                  Institute (international public policy research
                                                  organization focused primarily on financial markets
                                                  and institutions); also (1991 to September 1997),

                                                  Chairman, President, Chief Executive Officer and a
                                                  director of Catalyst Consulting (international
                                                  financial institutions business consulting firm).


Harry T. Lewis, Jr.              Trustee          Lewis Investments (since June 1988) (self-employed       22      Director, J.D.
210 University Blvd.                              private investor). Formerly, Senior Vice President,              Edwards & Co.
Denver, CO 80206                                  Rocky Mountain Region, of Dain Bosworth Incorporated             (1995 to March
                                                  and member of that firm's Management Committee                   2002); Director,
DOB: 1933                                         (1981 to 1988).                                                  National Fuel
                                                                                                                   Corporation (oil
                                                                                                                   & gas
                                                                                                                   production);
                                                                                                                   Advisory
                                                                                                                   Director,
                                                                                                                   Otologics, LLC,
                                                                                                                   (implantable
                                                                                                                   hearing
                                                                                                                   aid) (since
                                                                                                                   1999);
                                                                                                                   Member of
                                                                                                                   Community
                                                                                                                   Advisory Board,
                                                                                                                   Wells Fargo
                                                                                                                   Bank-Denver

William Sinclaire                Trustee          President (since January 1998), Santa Clara LLC          22      n/a
210 University Blvd.                              (privately owned agricultural company). President
Denver, CO 80206                                  (January 1963 to January 1998), Sinclaire Cattle
                                                  Co. (privately owned agricultural company).
DOB: 1928


Albert C. Yates                  Trustee          President (since 1990), Chancellor and Professor of      22      Member, Board of
210 University Blvd.                              Chemistry-Department of Chemistry, of Colorado State             Directors, Adolph
Denver, CO 80206                                  University.  Formerly Executive Vice President and               Coors Company
                                                  Provost (1983 to 1990), Academic Vice President and              (brewing company)
DOB: 1941                                         Provost (1981 to 1983) and Professor of Chemistry                (since 1998);
                                                  (1981 to 1990) of Washington State University.                   Member, Board of
                                                  Vice President and University Dean for Graduate                  Directors,
                                                  Studies and Research and Professor of Chemistry of the           Dominion
                                                  University of Cincinnati (1977 to 1981).                         Industrial
                                                                                                                   Capital Bank
                                                                                                                   (1999 to 2000);
                                                                                                                   Member, Board of
                                                                                                                   Directors,
                                                                                                                   Centennial Bank
                                                                                                                   of the West
                                                                                                                   (since 2001)

                               POSITION(S)                                                             NUMBER OF
                               HELD WITH THE                                                           FUNDS IN
                               TRUST, TERM                                                               FUND           OTHER
                               OF OFFICE AND                                                            COMPLEX      DIRECTORSHIPS
NAME, ADDRESS                  LENGTH OF                                                              OVERSEEN BY        HELD
AND AGE                        TIME SERVED       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS         TRUSTEE        BY TRUSTEE
-------------                  -------------     ---------------------------------------------        ------------   ---------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*              President and      President and a director since May 1999 (Executive        22       Audit Committee
210 University Blvd.           Trustee of         Vice President from February 1999 to May 1999) of                  Member of the
Denver, CO 80206               the Trust          Berger Growth Fund and Berger Large Cap Growth                     Public
                               (since May         Fund. President and a trustee since May 1999                       Employees'
DOB: 1949                      1999)              (Executive Vice President from February 1999 to May                Retirement
                                                  1999) of Berger Investment Portfolio Trust, Berger                 Association of
                                                  Institutional Products Trust, Berger Worldwide                     Colorado
                                                  Funds Trust, Berger Worldwide Portfolios Trust and                 (pension plan)
                                                  Berger Omni Investment Trust. President and Chief                  (from November
                                                  Executive Officer (since June 1999) (Executive Vice                1997 to
                                                  President from February 1999 to June 1999) of                      December 2001).
                                                  Berger Financial Group LLC (formerly Berger LLC).
                                                  Director, President and Chief Executive Office of
                                                  Stilwell Management, Inc. (since September 1999).
                                                  President and Chief Executive Officer of Berger/Bay
                                                  Isle LLC (since May 1999). Self-employed as a
                                                  consultant from July 1995 through February 1999.
                                                  Director of Wasatch Advisors (investment
                                                  management) from February 1997 to February 1999.


*Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).



                               POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS                 TERM OF OFFICE AND LENGTH OF TIME
AND AGE                                     SERVED                       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                 ---------------------------------          ---------------------------------------------
OFFICERS OF THE TRUST

Jay W. Tracey, CFA*           Executive Vice President            Executive Vice President of the Berger Funds (since August 2000).
210 University Blvd.          of the Trust (since Aug.            Executive Vice President and Chief Investment Officer of Berger
Denver, CO 80206              2000) and Portfolio                 Financial Group LLC (since June 2000). Portfolio manager of the
                              Manager (since June 2000)           Berger Growth Fund (since August 2000); team portfolio manager of
DOB: 1954                                                         the Berger Select Fund (since June 2000) and the Berger Large Cap
                                                                  Growth Fund (from January 2001 through December 2001). Team portfolio manager (since December 2001) of the Berger Mid Cap
                                                                  Growth Fund and team interim portfolio manager (since
                                                                  December 2001) of the Berger New Generation Fund. Formerly, Vice
                                                                  President and portfolio manager at OppenheimerFunds, Inc.
                                                                  (September 1994 to May 2000).


Steven L. Fossel, CFA*        Vice President of the               Vice President (since August 2000) and portfolio manager (since
210 University Blvd.          Trust (since Aug. 2000)             June 2000) of the Berger Balanced Fund. Vice President (since
Denver, CO 80206              and Portfolio Manager               August 2000) and team portfolio manager (since June 2000) of the
                              (since Jun. 2000)                   Berger Select Fund. Vice President (since February 2001) and portfolio manager (since December 2001) of the Berger Large Cap
                                                                  Growth Fund; and team portfolio manager (from January 2001 through
                                                                  December

DOB: 1968                                                       2001) of the Berger Large Cap Growth Fund. Interim portfolio manager
                                                                (from June 2000 to January 2001) of the Berger Large Cap Growth
                                                                Fund. Vice President and portfolio manager of Berger Financial
                                                                Group LLC (since June 2000); senior equity analyst with Berger
                                                                Financial Group LLC (from March 1998 to June 2000). Formerly, analyst and assistant portfolio manager with Salomon Brothers
                                                                Asset Management (from August 1992 to February 1998).


Janice M. Teague*             Vice President of the             Vice President (since November 1998) and Assistant Secretary
210 University Blvd.          Trust (since November             (since February 2000 and previously from September 1996 to
Denver, CO 80206              1998) and Assistant               November 1998) and Secretary (November 1998 to February 2000) of
                              Secretary (since February         the Berger Funds. Vice President (since October 1997), Secretary
DOB: 1954                     2000)                             (since November 1998) and Assistant Secretary (October 1996 through November 1998) with Berger Financial Group LLC. Vice
                                                                President and Secretary with Berger Distributors LLC (since
                                                                August 1998). Vice President and Secretary of Bay Isle Financial
                                                                LLC (since January 2002). Formerly, self-employed as a business consultant (from June 1995 through September 1996).


Andrew J. Iseman*             Vice President of the             Vice President of the Berger Funds (since March 2001). Vice
210 University Blvd.          Trust (since Mar. 2001)           President (since September 1999) and Chief Operating Officer
Denver, CO 80206                                                (since November 2000) of Berger Financial Group LLC. Manager
                                                                (since September 1999) and Director (June 1999 to September 1999)
DOB: 1964                                                       of Berger Distributors LLC. Vice President-Operations
                                                                (February 1999 to November 2000) of Berger Financial Group LLC.
                                                                Associate (November 1998 to February 1999) with DeRemer &
                                                                Associates (a consulting firm). Vice President-Operations
                                                                (February 1997 to November 1998) and Director of Research and
                                                                Development (May 1996 to February 1997) of Berger Financial
                                                                Group LLC.


Anthony R. Bosch*             Vice President of the             Vice President of the Berger Funds (since February 2000). Vice
210 University Blvd.          Trust (since Feb. 2000)           President (since June 1999) and Chief Legal Officer (since August
Denver, CO 80206                                                2000) with Berger Financial Group LLC. Vice President and Chief
                                                                Compliance Officer with Berger Distributors LLC (since September
DOB: 1965                                                       2001). Vice President of Bay Isle Financial LLC (since
                                                                January 2002). Formerly, Assistant Vice President of Federated
                                                                Investors, Inc. (December 1996 through May 1999), and Attorney with the U.S. Securities and Exchange Commission (June 1990 through December 1996).


Brian S. Ferrie*              Vice President of the             Vice President of the Berger Funds (since November 1998). Vice
210 University Blvd.          Trust (since Nov. 1998)           President (since February 1997), Treasurer and Chief Financial
Denver, CO 80206                                                Officer (since March 2001) and Chief Compliance Officer (from
                                                                August 1994 to March 2001) with Berger Financial Group LLC. Vice
DOB: 1958                                                       President (since May 1996), Treasurer and Chief Financial Officer
                                                                (since March 2001) and Chief Compliance Officer (from May 1996 to
                                                                September 2001)with Berger Distributors LLC.


John A. Paganelli*            Vice President (since Nov.        Vice President (since November 1998), Treasurer (since March 2001)
210 University Blvd.          1998) and Treasurer (since        and Assistant Treasurer (November 1998 to March 2001) of the
Denver, CO 80206              Mar. 2001) of the Trust           Berger Funds. Vice President(since November 1998) and Manager of
                                                                Accounting (January 1997 through November 1998) with Berger
DOB: 1967                                                       Financial Group LLC. Formerly, Manager of Accounting (December
                                                                1994 through October 1996) and Senior Accountant (November 1991 through December 1994) with Palmeri Fund Administrators, Inc.


Sue Vreeland*                 Secretary of the Trust            Secretary of the Berger Funds (since February 2000). Assistant
210 University Blvd.          (since Feb. 2000)                 Vice President (since April 2002) and Assistant Secretary (since
Denver, CO 80206                                                June 1999) of Berger Financial Group LLC. Assistant Secretary
                                                                of Berger Distributors LLC (since June 1999) and Bay Isle
                                                                Financial LLC (since December 2001). Formerly, Assistant
                                                                Secretary of the Janus Funds (from March 1994 to May 1999),
                                                                Assistant Secretary of Janus

DOB: 1948                                                         Distributors, Inc. (from June 1995 to May 1997) and Manager of
                                                                  Fund Administration for Janus Capital Corporation (from
                                                                  February 1992 to May 1999).


David C. Price, CPA*          Assistant Vice President            Assistant Vice President (since March 2001) of the Berger Funds.
210 University Blvd.          of the Trust (since Mar.            Assistant Vice President-Compliance (since March 2001) with Berger
Denver, CO 80206              2001)                               Financial Group LLC. Formerly, Senior Auditor (July 1996 through
                                                                  August 1998) and Auditor (August 1993 through June 1996) with
DOB: 1969                                                         PricewaterhouseCoopers LLP, a public accounting firm.


Lance V. Campbell, CFA,       Assistant Treasurer of the          Assistant Treasurer (since March 2001) of the Berger Funds.
CPA*                          Trust (since Mar. 2001)             Assistant Vice President (since January 2002) and Manager of
210 University Blvd.                                              Investment Accounting (August 1999 through January 2002) with
Denver, CO 80206                                                  Berger Financial Group LLC. Formerly, Senior Auditor
                                                                  (December 1998 through August 1999) and Auditor (August 1997 through December 1998) with PricewaterhouseCoopers LLP, a public accounting firm, and Senior Fund DOB: 1972 Accountant
                                                                  (January 1996 through July 1997) with INVESCO Funds Group.

*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.




The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:



                                                                                                                        NUMBER OF
                                                                                                                      MEETINGS HELD
                                                                                                                       DURING LAST
COMMITTEE               FUNCTIONS                                              MEMBERS                                 FISCAL YEAR
---------               ---------                                              -------                                -------------
Audit Committee         Reviews the financial reporting process,               Michael Owen (Chair)
                        the system of internal control, the audit              Katherine A. Cattanach (Vice Chair)
                        process, and the Trust's process for                   Dennis E. Baldwin
                        monitoring compliance with investment                  Paul R. Knapp
                        restrictions and applicable laws as well               Harry T. Lewis, Jr.
                        as the Trust's Code of Ethics.                         William Sinclaire
                                                                               Albert C. Yates


Nominating Committee    Identifies and recommends individuals for              Katherine A. Cattanach (Chair)
                        Trustee membership. The committee does                 Michael Owen
                        not consider nominees recommended by                   Dennis E. Baldwin
                        securityholders.                                       Harry T. Lewis, Jr.
                                                                               William Sinclaire
                                                                               Albert C. Yates


Compensation Committee  Determines and reviews the level of                    Katherine A. Cattanach (Chair)
                        compensation for Independent                           William Sinclaire
                        Trustees/Directors.                                    Albert C. Yates


Pricing Committee       Determines the fair value of restricted                Harry T. Lewis, Jr. (Chair)
                        securities and

                        other securities for which market                      Dennis E. Baldwin
                        quotations are not readily available                   Jack R. Thompson
                        pursuant to procedures adopted by the                  Albert C. Yates
                        Trustees.


Brokerage Committee     Reviews and makes recommendations                      Dennis E. Baldwin (Chair)
                        regarding matters related to the Trust's               Katherine A. Cattanach
                        use of brokerage commissions and placement             Harry T. Lewis, Jr.
                        of portfolio transactions.                             Jack R. Thompson



The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2001.



                                                                                          AGGREGATE DOLLAR RANGE OF SECURITIES IN
                                                                                            ALL REGISTERED INVESTMENT COMPANIES
NAME OF TRUSTEE          DOLLAR RANGE OF SECURITIES IN THE FUNDS                          OVERSEEN BY THE TRUSTEE IN BERGER FUNDS
---------------          ---------------------------------------                          -----------------------------------------
INDEPENDENT TRUSTEES

Michael Owen             Berger Growth Fund
                         Berger Large Cap Growth Fund
                         Berger Mid Cap Growth Fund
                         Berger Mid Cap Value Fund
                         Berger Balanced Fund
                         Berger Small Company Growth Fund
                         Berger Information Technology Fund
                         Berger International Fund
                         Berger Small Cap Value Fund

Dennis E. Baldwin        Berger Growth Fund
                         Berger Large Cap Growth Fund
                         Berger Mid Cap Growth Fund
                         Berger Balanced Fund
                         Berger Small Company Growth Fund
                         Berger Information Technology Fund
                         Berger International Fund
                         Berger Small Cap Value Fund

Katherine A. Cattanach   Berger Growth Fund
                         Berger Mid Cap Growth Fund
                         Berger Mid Cap Value Fund
                         Berger Information Technology Fund
                         Berger International Fund
                         Berger Small Cap Value Fund

Paul R. Knapp            Berger Mid Cap Value Fund
                         Berger Information Technology Fund
                         Berger Large Cap Value Fund
                         Berger Small Cap Value Fund

Harry T. Lewis, Jr.      Berger Growth Fund
                         Berger Large Cap Growth Fund
                         Berger Mid Cap Growth Fund
                         Berger Mid Cap Value Fund
                         Berger Balanced Fund
                         Berger Small Company Growth Fund
                         Berger Information Technology Fund
                         Berger Large Cap Value Fund
                         Berger International Fund
                         Berger Small Cap Value Fund

William Sinclaire        Berger Growth Fund
                         Berger Large Cap Growth Fund
                         Berger Mid Cap Value Fund
                         Berger Balanced Fund
                         Berger Small Company Growth Fund
                         Berger Information Technology Fund
                         Berger International Fund
                         Berger Small Cap Value Fund

Albert C. Yates          Berger Mid Cap Growth Fund
                         Berger Mid Cap Value Fund
                         Berger Information Technology Fund
                         Berger International Fund

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson         Berger Growth Fund
                         Berger Large Cap Growth Fund
                         Berger Mid Cap Growth Fund
                         Berger Small Company Growth Fund
                         Berger Information Technology Fund
                         Berger Small Cap Value Fund

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  The Fund's investment advisory and sub-advisory agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of the Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                  In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION

                  The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2002. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

                  The following table sets forth information regarding compensation paid or accrued during the fiscal year ended September 30, 2002, for each trustee of the Fund:



         NAME AND POSITION
         WITH BERGER FUNDS                                            AGGREGATE COMPENSATION FROM
         -----------------                      ---------------------------------------------------------------------
                                                                                          ALL BERGER FUNDS(1) FISCAL
                                                BERGER INFORMATION TECHNOLOGY FUND      YEAR ENDING SEPTEMBER 30, 2002
                                                ----------------------------------      -----------------------------
      Dennis E. Baldwin(2)                                  $                                  $

      Katherine A. Cattanach(2)                             $                                  $

      Paul R. Knapp(2)                                      $                                  $

      Harry T. Lewis(2)                                     $                                  $

      Michael Owen(2)                                       $                                  $

      William Sinclaire(2)                                  $                                  $

      Albert C. Yates(2)                                    $                                  $

      Jack R. Thompson(2),(3),(4)                           $ 0                                $ 0



(1) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, the Berger Mid Cap Value Fund, the Berger Small Cap Value Fund II and the Berger Balanced
         Fund), the Berger Institutional Products Trust (four series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $; Katherine
         A. Cattanach $; William Sinclaire $; Albert C. Yates $.


(2) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(3)      Interested person of Berger Financial Group LLC.


(4) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.


                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Fund. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Fund's obligation to make payments of deferred fees under the plan is a general obligation of the Fund.


                  As of December 31, 2002, the officers and trustees of the Fund as a group owned, of record or beneficially, an aggregate of less than 1% of the outstanding shares of the Institutional Shares class and the Fund.

                  The Trust, the Funds' investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.



4.                INVESTMENT ADVISER AND SUB-ADVISER


BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER


                  Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206, is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

                  BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $ billion as of December 31, 2002. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately % of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Funds.





BAY ISLE FINANCIAL CORPORATION


                  Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 550, Oakland, California 94612, has been engaged as the investment sub-adviser for the Berger Information Technology Fund. As sub-adviser, Bay Isle provides day-to-day management of the Funds' investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. Effective December 31, 2001, BFG acquired all of the outstanding shares of Bay Isle. Bay Isle is a wholly owned subsidiary of BFG.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  Under the Investment Advisory Agreement between the Fund and its adviser, the adviser is generally responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.


                  Under the Agreement the adviser is compensated for its services by the payment of a fee at an annual rate, calculated as a percentage of the average daily net assets of the Fund.

                  The following schedule reflects the advisory fees charged to the Fund for the fiscal year ended September 30, 2002:



            FUND                                  ADVISER                                    INVESTMENT ADVISORY FEE
------------------------------------              -------                                    ------------------------
Berger Information Technology Fund                   BFG                                        0.85%(1)



(1) Under a written contract, the Fund's investment adviser waives its fee or reimburses the Fund for expenses to the extent that, at any time during the life of the Fund, the annual operating expenses for the Institutional Shares class of the Fund in any fiscal year, including the investment advisory fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.50% of the Fund's average daily net assets attributable to the Institutional Shares for that fiscal year. The contract also provides that the adviser will waive an additional amount of its fees or reimburse an additional amount of expenses to the extent necessary to keep its fee waiver and reimbursement for the Institutional Shares class proportionate to its fee waiver and reimbursement for the Fund's other outstanding share class. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees. The investment advisory fee is allocated among the Institutional Shares and the other class of the Fund on the basis of net assets attributable to each such class.

               Investment advisory fees are charged to the Fund according to the following schedule:

            FUND                                  ADVISER                                    INVESTMENT ADVISORY FEE
------------------------------------              -------                                    ------------------------
Berger Information Technology Fund                BFG                                        0.85% of the first $500 million
                                                                                             0.80% of the next $500 million
                                                                                             0.75% in excess of $1 billion

                  The Fund's Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the adviser or sub-adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

                  Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.85% of the first $500 million of average daily net assets of the Fund, 0.80% of the next $500 million and 0.75% of any amount in excess of $1 billion, excluding reimbursement of any expenses.

                  The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.


TRADE ALLOCATIONS



                  While investment decisions for the Fund are made independently by the sub-adviser, the same investment decision may be made for the Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.



                  BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.


                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.

RESTRICTIONS ON PERSONAL TRADING

                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

                  In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.

                  Bay Isle Financial LLC has adopted a Code of Ethics that is substantially similar to the Code adopted by BFG.

5.                EXPENSES OF THE FUND

                  In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investors' meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.


                  Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2002, BFG did not charge an administrative fee to the Fund. The administrative services fee may be changed by the trustees without investor approval.


                  The following table shows the cost to the Fund of the previously applicable advisory fee and administrative services fee for the years shown and the amount of such fees waived on account of excess expenses under applicable expense limitations. For the Funds that have two classes of shares, each class bears pro rata its share of the Fund's investment advisory fee based on assets.

                       BERGER INFORMATION TECHNOLOGY FUND

   FISCAL YEAR(1)                                                ADVISORY FEE
      ENDED             INVESTMENT         ADMINISTRATIVE      WAIVER AND EXPENSE
   SEPTEMBER 30,       ADVISORY FEE(2)     SERVICE FEE(3)       REIMBURSEMENT(4)          TOTAL
------------------    ----------------    ---------------     --------------------      ----------
       2002

       2001             $ 654,000             $ 0                   $ 0                 $ 654,000

       2000             $ 849,000             $ 0                   $ 0                 $ 849,000


(1) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective July 2, 1999.

(2) Under the advisory agreement in effect prior to the reorganization referenced in note (1), the Fund's predecessor paid an advisory fee at an annual rate of 0.95% of its average daily net assets to Bay Isle. As part of the reorganization, the investment advisory fee of 0.90% payable to BFG came into effect. Effective October 1, 1999, the investment advisory fee charged to the Fund was reduced from .90% to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million and 0.75% in excess of $1 billion.

(3) Under the administrative service agreement in effect prior to the reorganization referenced in note (1), the Fund's predecessor paid to a third party administrator an administrative services fee at the annual rate of 0.20% of average net assets, subject to a $30,000 annual minimum. Effective October 1, 1999, BFG eliminated the 0.01% administrative fee charged to the Fund.

(4) Prior to the reorganization referenced in note (1), the Fund's prior adviser had voluntarily agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Fund's expenses did not exceed 1.50%. During 1998, in addition to waiving its entire advisory fee and reimbursing the Fund for the entire administrative service fee, the Fund's prior adviser reimbursed the Fund for $59,000 of additional expenses in order to meet the applicable expense limitation. As part of the reorganization, the current expense limitation arrangements came into effect with BFG, which are described in note (2) to the table appearing above under the heading "Investment Advisory Agreements."

                  The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Funds' custodian. Each of the Funds has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.


                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.


                  All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund. Earnings credits received by the Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information

OTHER EXPENSE INFORMATION

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                  The Fund and/or its adviser have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR


                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Institutional Shares.


6.                BROKERAGE POLICY

                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

                  The brokerage commissions paid by the Fund were as follows:


        FISCAL YEAR ENDING SEPTEMBER 30                      BROKERAGE COMMISSIONS
----------------------------------------------              ------------------------

                     2002

                     2001                                          $ 61,000

                     2000                                          $ 41,000(1)



(1) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective July 1999. Accordingly, the brokerage commissions for 1998 were paid by the Fund's predecessor for the fiscal year ended February 28, 1999. Brokerage commissions for 1999 were paid by the Fund for the period March 1, 1999 to September 30, 1999.


                  The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. During the Fund's fiscal year ended February 28, 1999, brokerage was placed by the Fund's then adviser Bay Isle, and none of the brokerage commissions paid by the Fund were paid to brokers who provided to the Fund such brokerage or research services. Currently, however, the Fund's brokerage is placed by BFG, the Fund's adviser, which may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services include a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with the Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for BFG.

                  The adviser and the sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. The adviser or the sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to BFG's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on the adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

               During the fiscal year ended September 30, 2002, of the brokerage commissions paid by the Fund, the following amounts were paid to brokers who provided to the Fund selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the Fund:



                      FUND                     AMOUNT OF TRANSACTIONS       AMOUNT OF COMMISSIONS
     ----------------------------------        ----------------------       ----------------------
     Berger Information Technology Fund                   $                           $



                  These brokerage and research services received from brokers are often helpful to BFG in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of BFG's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to BFG in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by BFG in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to BFG, they are not expected to decrease the expenses that BFG would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by BFG from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.


                  Included in the brokerage commissions paid by the Fund during the fiscal year ended September 30, 2002, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce the Fund's out-of-pocket expenses as follows:


                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS

                        DSTS       REDUCTION IN       DSTS        REDUCTION IN      DSTS       REDUCTION IN
                     COMMISSIONS     EXPENSES      COMMISSIONS      EXPENSES     COMMISSIONS     EXPENSES
                        PAID           FYE            PAID            FYE           PAID           FYE
                     FYE 9/30/02    9/30/02(1)     FYE 9/30/01     9/30/01(1)    FYE 9/30/00    9/30/00(1)
                     -----------   ------------    -----------    ------------   -----------   -------------
Berger Information     $ 0             $ 0             $ 0           $ 0             $ 0           $ 0
 Technology Fund


(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

(2) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective July 2, 1999. Accordingly, amounts for the fiscal year ended February 28, 1999 were paid by the Fund's predecessor. Amounts shown for FYE 9/30/99 cover the period of March 1, 1999 to September 30, 1999.


                  The Fund's adviser and sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser of the Fund will seek the best execution of each transaction.


7.                HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

                  Minimum Initial Investment                            $250,000

                  Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000. (This requirement is not applicable to investor accounts opened prior to the Fund's reorganization in July 1999, since those accounts met the initial investment minimum in effect for the Fund at the time those accounts were opened.)

                  To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO 64121-9958

                  Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

                  Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.


                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from the Fund as described here.


                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                  As described in the Prospectus, the Fund is intended as a long-term investment, and not as a short-term trading vehicle. Therefore, the Fund will deduct a 1% redemption fee from an investor's redemption proceeds if the investor redeems Fund shares held less than 6 months. This fee is paid to the Fund and is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If the investor has purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. This fee will not be charged to reinvested dividends and capital gains, certain retirement plan accounts (such as 401(k)s and 403(b)s) or in the case of redemptions resulting from the death of the investor.

                  The Fund also offers a Systematic Investment Plan (minimum $50 per month) and a Systematic Withdrawal Plan (minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the

Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.


9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT


                  This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rates and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.


                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If an investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Funds reserve the right to reinvest distributions of less than $10 in shares of the applicable Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.


                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               TAX-SHELTERED RETIREMENT PLANS


                  The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call 1-800-259-2820, or write to The Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.


12.               EXCHANGE PRIVILEGE

                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes. As described in the Prospectus, the Fund will deduct a 1% exchange fee from an investor's exchange proceeds if the investor exchanges out shares of the Fund held less than 6 months. This fee is paid to the Fund and is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If the investor has purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. This fee will not be charged to reinvested dividends and capital gains, certain retirement plan accounts (such as 401(k)s and 403(b)s) or in the case of redemptions resulting from the death of the investor.

                  An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.


                  All performance figures for the Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T) = ERV

                  Where     P    = a hypothetical initial payment of $1,000
                            T    = the average annual total return
                            n    = the number of years
                            ERV  = the ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the period.


                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:
                                       n
                                 P(1+T) = ATV*

                  Where:    P    = a hypothetical initial payment of $1,000
                            T    = the average annual total return (after taxes
                                   on distributions)
                            n    = the number of years
                            ATV* = ending value of a hypothetical $1,000 payment
                                   made at the beginning of the period.
----------------
* inferior D

                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:
                                       n
                                 P(1+T) = ATV*

                  Where:    P     = a hypothetical initial payment of $1,000
                            T     = the average annual total return (after taxes
                                    on distributions and redemption)
                            n     = the number of years
                            ATV*  = ending value of a hypothetical $1,000
                                    payment made at the beginning of the period.
----------------
* inferior DR

                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                  Total return of the Institutional Shares and other classes of shares of a Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

PREDECESSOR PERFORMANCE QUOTATIONS

                  The Fund is the accounting survivor and successor of a fund previously known as the InformationTech 100(R) Fund, which was reorganized into the Fund effective July 2, 1999. As part of the reorganization, all of the then-existing shares of the predecessor fund were exchanged for Institutional Shares of the Fund. The Fund quotes its historical performance track record for both of its classes of shares based on its predecessor's only shares outstanding prior to the reorganization.


                  Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.


                  The average annual total returns for the Fund for the periods shown ending September 30, 2002 are as follows:


                                                                              LIFE OF FUND
                                              1-YEAR          3-YEAR         (APRIL 8, 1997)
                                             --------        -------         ---------------
Berger Information Technology Fund--         (71.48)%          4.82%            13.92%
Institutional Shares

14.               ADDITIONAL INFORMATION

FUND ORGANIZATION

                  The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on February 18, 1999. The Fund is the successor to the fund formerly known as the InformationTech 100(R) Fund. The InformationTech 100(R) Fund commenced operations on April 8, 1997, as a separate series of the Advisors Series Trust, a Delaware business trust. The InformationTech 100(R) Fund was then reorganized into the Fund in a transaction that became effective on July 2, 1999. As part of the reorganization, all of the then-existing shares of the predecessor fund were exchanged for Institutional Shares of the Fund.


                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of seven series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.


                  Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

               DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been a investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

                  CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, the Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE

                  The Fund currently has divided its shares into two classes of shares, the Institutional Shares covered by this SAI and the Investor Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001.

                  Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.


PRINCIPAL INVESTORS

                  Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Institutional Shares class of the Fund, except for the following:



                              OWNER                                   PERCENTAGE HELD
      ------------------------------------------------------     -----------------------------
      Charles Schwab & Co., Inc.                                             %
      101 Montgomery Street
      San Francisco, CA 94104

      Myron Du Bain Tr                                                       %
      160 Sansome Street, 17th Floor
      San Francisco, CA 94104



                  In addition, as of December 31, 2002, Schwab owned of record [to be updated]

                  In addition, Bay Isle has advised the Trust that, as of December 31, 2002 [to be updated]

                  Any person owning more than 25% of the outstanding securities of the Fund may be deemed to control it. Schwab is believed to hold its shares of the Fund as nominee for the benefit of its clients or customers.

DISTRIBUTION


                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                  The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION


                  The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS


[TO BE UPDATED]


FINANCIAL INFORMATION


                  A copy of the Annual Report referenced below is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com or by calling the Fund at 1-800-259-2820.


Year-End Financial Statements


                  [TO BE UPDATED]

                                   APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.


CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                           BERGER LARGE CAP VALUE FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)


                              INSTITUTIONAL SHARES


                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427




                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Large Cap Value Fund (the "Fund") -- Institutional Shares, dated January ___, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.


                  This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.


                  The financial statements of the Fund are incorporated into this SAI by reference [TO BE UPDATED]

                  A copy of the Annual Report is available, without charge, upon request, by calling 1-800-259-2820.


                             DATED JANUARY ___, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS


                                                          PAGE    CROSS-REFERENCES TO RELATED
SECTION                                                    NO.    DISCLOSURES IN PROSPECTUS
-------                                                   ----    -------------------------
      Introduction                                                Table of Contents

1.    Investment Strategies and Risks of the Fund           2     Berger Large Cap Value Fund; Investment
                                                                  Techniques, Securities and Associated Risks

2.    Investment Restrictions                              14     Berger Large Cap Value Fund; Investment
                                                                  Techniques, Securities and Associated Risks

3.    Management of the Fund                               15     Berger Large Cap Value Fund; Organization of
                                                                  the Fund

4.    Investment Adviser and Sub-Adviser                   20     Berger Large Cap Value Fund; Organization of
                                                                  the Fund

5.    Expenses of the Fund                                 22     Berger Large Cap Value Fund; Organization of
                                                                  the Fund

6.    Brokerage Policy                                     23     Berger Large Cap Value Fund; Organization of
                                                                  the Fund

7.    How to Purchase and Redeem Shares in                 24     To Open an Account or Purchase Shares; Selling
      the Fund                                                    (Redeeming) Shares

8.    How the Net Asset Value is Determined                25     Your Share Price

9.    Income Dividends, Capital Gains                      26     Distributions and Taxes
      Distributions and Tax Treatment

10.   Suspension of Redemption Rights                      27     Information About Your Account

11.   Tax-Sheltered Retirement Plans                       28     Tax-Sheltered Retirement Plans

12.   Exchange Privilege                                   28     Exchanging Shares

13.   Performance Information                              28     The Fund's Past Performance

14.   Additional Information                               29     Organization of the Fund; Special Fund Structure

      Financial Information                               N/A     N/A

                                  INTRODUCTION


                  The Fund described in this SAI is a mutual fund, or open-end management investment company. The Fund is a diversified fund.


1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND


                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.


                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.


                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Funds may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for any of the Funds to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The adviser's or sub-adviser's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any Fund or account whose assets are very large (such as the Berger Growth Fund) is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments, and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.


                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.


                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.


                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the

Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options,

(b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Funds to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.


                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.


2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.

                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.

                  The following fundamental restrictions apply to the Berger Large Cap Value Fund. The Fund may not:

                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                  7. The Berger Large Cap Value Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Fund.


3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian.


                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The directors or trustees of the Funds have adopted a director/trustee retirement age of 75 years.

                             POSITION(S)                                                              NUMBER OF
                            HELD WITH THE                                                             FUNDS IN
                             TRUST, TERM                                                                FUND           OTHER
                            OF OFFICE AND                                                              COMPLEX     DIRECTORSHIPS
NAME, ADDRESS                 LENGTH OF                                                              OVERSEEN BY        HELD
AND AGE                      TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS          TRUSTEE       BY TRUSTEE
-------------               -------------       ---------------------------------------------        -----------   -------------
INDEPENDENT TRUSTEES

Michael Owen                Chairman of    Dean of Zayed University (since September 2000).              22             n/a
210 University Blvd.        the Board      Formerly self-employed as a financial and management
Denver, CO 80206                           consultant, and in real estate development (from June
                                           1999 to September 2000). Dean (from 1993 to June 1999),
DOB: 1937                                  and a member of the Finance faculty (from 1989 to 1993),
                                           of the College of Business, Montana State University.
                                           Formerly, Chairman and Chief Executive Officer of Royal
                                           Gold, Inc. (mining) (1976 to 1989).

Dennis E. Baldwin           Trustee        President, Baldwin Financial Counseling (since July 1991).    22             n/a
210 University Blvd.                       Formerly, Vice President and Denver Office Manager of
Denver, CO 80206                           Merrill Lynch Capital Markets (1978 to 1990).

DOB: 1928

Katherine A. Cattanach, CFA  Vice Chair    Managing Principal (since September 1987), Sovereign          22             n/a
210 University Blvd.         of the Board  Financial Services, Inc. (investment consulting firm).
Denver, CO 80206                           Executive Vice President (1981 to 1988), Captiva
                                           Corporation, Denver, Colorado (private investment
DOB: 1945                                  management firm).  Ph.D. in Finance (Arizona State
                                           University).

Paul R. Knapp               Trustee        Executive Officer of DST Systems, Inc. ("DST"), a             22        Director and Vice
210 University Blvd.                       publicly traded information and transaction processing                  President
Denver, CO 80206                           company, which acts as the Funds' transfer agent (since                 (February 1998 to
                                           October 2000). DST is 33% owned by Stilwell Management                  November 2000) of
DOB: 1945                                  Inc., which owns approximately 89.5% of Berger Financial                West Side
                                           Group LLC.  Mr. Knapp owns common shares and options                    Investments, Inc.
                                           convertible into common shares of DST Systems which, in                 (investments), a
                                           the aggregate and assuming exercise of the options, would               wholly owned
                                           result in his owning less than  1/2 of 1% of DST System's               subsidiary of DST
                                           common shares.  Mr. Knapp is also President of Vermont                  Systems, Inc.
                                           Western Assurance, Inc., a wholly owned subsidiary of DST
                                           Systems (since December 2000).  President, Chief
                                           Executive Officer and a director (September 1997 to
                                           October 2000) of DST Catalyst, Inc., an international
                                           financial markets consulting, software and computer
                                           services company, (now DST International, a subsidiary
                                           of DST). Previously (1991 to October 2000), Chairman,
                                           President, Chief Executive Officer and a director of
                                           Catalyst Institute (international public policy research
                                           organization focused primarily on financial markets and
                                           institutions); also (1991 to September 1997),

                                           Chairman, President, Chief Executive Officer and a
                                           director of Catalyst Consulting (international financial
                                           institutions business consulting firm).

Harry T. Lewis, Jr.         Trustee        Lewis Investments (since June 1988) (self-employed private    22        Director, J.D.
210 University Blvd.                       investor).  Formerly, Senior Vice President, Rocky                      Edwards & Co.
Denver, CO 80206                           Mountain Region, of Dain Bosworth Incorporated and member               (1995 to March
                                           of that firm's Management Committee (1981 to 1988).                     2002); Director,
DOB: 1933                                                                                                          National Fuel
                                                                                                                   Corporation (oil
                                                                                                                   & gas
                                                                                                                   production);
                                                                                                                   Advisory
                                                                                                                   Director,
                                                                                                                   Otologics, LLC,
                                                                                                                   (implantable
                                                                                                                   hearing aid)
                                                                                                                   (since 1999);
                                                                                                                   Member of
                                                                                                                   Community
                                                                                                                   Advisory Board,
                                                                                                                   Wells Fargo
                                                                                                                   Bank-Denver

William Sinclaire           Trustee        President (since January 1998), Santa Clara LLC (privately    22              n/a
210 University Blvd.                       owned agricultural company).  President (January 1963 to
Denver, CO 80206                           January 1998), Sinclaire Cattle Co. (privately owned
                                           agricultural company).
DOB: 1928


Albert C. Yates             Trustee        President (since 1990), Chancellor and Professor of           22        Member, Board of
210 University Blvd.                       Chemistry-Department of Chemistry, of Colorado State                    Directors, Adolph
Denver, CO 80206                           University.  Formerly Executive Vice President and Provost              Coors Company
                                           (1983 to 1990), Academic Vice President and Provost (1981               (brewing company)
DOB: 1941                                  to 1983) and Professor of Chemistry (1981 to 1990) of                   (since 1998);
                                           Washington State University.  Vice President and                        Member, Board of
                                           University Dean for Graduate Studies and Research and                   Directors,
                                           Professor of Chemistry of the University of Cincinnati                  Dominion
                                           (1977 to 1981).                                                         Industrial
                                                                                                                   Capital Bank
                                                                                                                   (1999 to 2000);
                                                                                                                   Member, Board of
                                                                                                                   Directors,
                                                                                                                   Centennial Bank
                                                                                                                   of the West
                                                                                                                   (since 2001)

                             POSITION(S)                                                              NUMBER OF
                            HELD WITH THE                                                             FUNDS IN
                             TRUST, TERM                                                                FUND           OTHER
                            OF OFFICE AND                                                              COMPLEX     DIRECTORSHIPS
NAME, ADDRESS                 LENGTH OF                                                              OVERSEEN BY        HELD
AND AGE                      TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS          TRUSTEE       BY TRUSTEE
-------------               -------------       ---------------------------------------------        -----------   -------------

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*           President and  President and a director since May 1999 (Executive Vice       22        Audit Committee
210 University Blvd.        Trustee of     President from February 1999 to May 1999) of Berger                     Member of the
Denver, CO 80206            the Trust      Growth Fund and Berger Large Cap Growth Fund.                           Public Employees'
                            (since May     President and a trustee since May 1999 (Executive Vice                  Retirement
DOB: 1949                   1999)          President from February 1999 to May 1999) of Berger                     Association of
                                           Investment Portfolio Trust, Berger Institutional                        Colorado (pension
                                           Products Trust, Berger Worldwide Funds Trust, Berger                    plan) (from
                                           Worldwide Portfolios Trust and Berger Omni Investment                   November 1997 to
                                           Trust.  President and Chief Executive Officer (since                    December 2001).
                                           June 1999) (Executive Vice President from February 1999
                                           to June 1999) of Berger Financial Group LLC (formerly
                                           Berger LLC).  Director, President and Chief Executive
                                           Office of Stilwell Management, Inc. (since September
                                           1999).  President and Chief Executive Officer of
                                           Berger/Bay Isle LLC (since May 1999).  Self-employed
                                           as a consultant from July 1995 through February 1999.
                                           Director of Wasatch Advisors (investment management)
                                           from February 1997 to February 1999.


*Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).



                           POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS             TERM OF OFFICE AND LENGTH OF TIME
AND AGE                                 SERVED                             PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------             ---------------------------------                ---------------------------------------------
OFFICERS OF THE TRUST

Jay W. Tracey, CFA*       Executive Vice President of the        Executive Vice President of the Berger Funds (since August 2000).
210 University Blvd.      Trust (since Aug. 2000) and            Executive Vice President and Chief Investment Officer of Berger
Denver, CO 80206          Portfolio Manager (since June          Financial Group LLC (since June 2000).  Portfolio manager of the
                          2000)                                  Berger Growth Fund (since August 2000); team portfolio manager of
DOB: 1954                                                        the Berger Select Fund (since June 2000) and the Berger Large Cap
                                                                 Growth Fund (from January 2001 through December 2001).  Team portfolio manager (since December 2001) of the Berger Mid Cap
                                                                 Growth Fund and team interim portfolio manager (since December
                                                                 2001) of the Berger New Generation Fund.  Formerly, Vice President
                                                                 and portfolio manager at OppenheimerFunds, Inc. (September 1994 to
                                                                 May 2000).

Steven L. Fossel, CFA*    Vice President of the Trust            Vice President (since August 2000) and portfolio manager (since
210 University Blvd.      (since Aug. 2000) and Portfolio        June 2000) of the Berger Balanced Fund.  Vice President (since
Denver, CO 80206          Manager (since Jun. 2000)              August 2000) and team portfolio manager (since June 2000) of the
                                                                 Berger Select Fund. Vice President (since February 2001) and
DOB: 1968                                                        portfolio manager (since December 2001) of the Berger Large Cap
                                                                 Growth Fund; and team portfolio manager (from January 2001 through
                                                                 December 2001) of the Berger Large Cap Growth Fund. Interim
                                                                 portfolio manager (from June 2000 to January

                                                                 2001) of the Berger Large Cap Growth Fund. Vice President and
                                                                 portfolio manager of Berger Financial Group LLC (since June 2000);
                                                                 senior equity analyst with Berger Financial Group LLC (from March
                                                                 1998 to June 2000). Formerly, analyst and assistant portfolio manager with Salomon Brothers Asset Management (from August 1992 to
                                                                 February 1998).

Janice M. Teague*         Vice President of the Trust            Vice President (since November 1998) and Assistant Secretary (since
210 University Blvd.      (since November 1998) and              February 2000 and previously from September 1996 to November 1998)
Denver, CO 80206          Assistant Secretary (since             and Secretary (November 1998 to February 2000) of the Berger Funds.
                          February 2000)                         Vice President (since October 1997), Secretary (since November
DOB: 1954                                                        1998) and Assistant Secretary (October 1996 through November 1998)
                                                                 with Berger Financial Group LLC.  Vice President and Secretary with
                                                                 Berger Distributors LLC (since August 1998).  Vice President and
                                                                 Secretary of Bay Isle Financial LLC (since January 2002). Formerly, self-employed as a business consultant (from June 1995 through
                                                                 September 1996).

Andrew J. Iseman*         Vice President of the                  Vice President of the Berger Funds (since March 2001). Vice
210 University Blvd.      Trust (since Mar. 2001)                President (since September 1999) and Chief Operating Officer (since
Denver, CO 80206                                                 November 2000) of Berger Financial Group LLC.  Manager (since
                                                                 September 1999) and Director (June 1999 to September 1999) of
DOB: 1964                                                        Berger Distributors LLC.  Vice President-Operations (February 1999
                                                                 to November 2000) of Berger Financial Group LLC. Associate
                                                                 (November 1998 to February 1999) with DeRemer & Associates (a consulting firm). Vice President-Operations (February 1997 to
                                                                 November 1998) and Director of Research and Development (May 1996
                                                                 to February 1997) of Berger Financial Group LLC.

Anthony R. Bosch*         Vice President of the                  Vice President of the Berger Funds (since February 2000). Vice
210 University Blvd.      Trust (since Feb. 2000)                President (since June 1999) and Chief Legal Officer (since August
Denver, CO 80206                                                 2000) with Berger Financial Group LLC. Vice President and Chief
                                                                 Compliance Officer with Berger Distributors LLC (since September
DOB: 1965                                                        2001). Vice President of Bay Isle Financial LLC (since January
                                                                 2002). Formerly, Assistant Vice President of Federated Investors,
                                                                 Inc. (December 1996 through May 1999), and Attorney with the U.S.
                                                                 Securities and Exchange Commission (June 1990 through December
                                                                 1996).

Brian S. Ferrie*          Vice President of the                  Vice President of the Berger Funds (since November 1998). Vice
210 University Blvd.      Trust (since Nov. 1998)                President (since February 1997), Treasurer and Chief Financial
Denver, CO 80206                                                 Officer (since March 2001) and Chief Compliance Officer (from
                                                                 August 1994 to March 2001) with Berger Financial Group LLC. Vice
DOB: 1958                                                        President (since May 1996), Treasurer and Chief Financial Officer
                                                                 (since March 2001) and Chief Compliance Officer (from May 1996 to
                                                                 September 2001) with Berger Distributors LLC.

John A. Paganelli*        Vice President (since Nov.             Vice President (since November 1998), Treasurer (since March 2001)
210 University Blvd.      1998) and Treasurer (since             and Assistant Treasurer (November 1998 to March 2001) of the Berger
Denver, CO 80206          Mar. 2001) of the Trust                Funds. Vice President (since November 1998) and Manager of
                                                                 Accounting (January 1997 through November 1998) with Berger
DOB: 1967                                                        Financial Group LLC.  Formerly, Manager of Accounting (December
                                                                 1994 through October 1996) and Senior Accountant (November 1991 through December 1994) with Palmeri Fund Administrators, Inc.

Sue Vreeland*             Secretary of the Trust                 Secretary of the Berger Funds (since February 2000). Assistant Vice
210 University Blvd.      (since Feb. 2000)                      President (since April 2002) and Assistant Secretary (since June
Denver, CO 80206                                                 1999) of Berger Financial Group LLC. Assistant Secretary of Berger
                                                                 Distributors LLC (since June 1999) and Bay Isle Financial LLC
DOB: 1948                                                        (since December 2001).  Formerly, Assistant Secretary of the Janus
                                                                 Funds (from March 1994 to May 1999), Assistant Secretary of Janus
                                                                 Distributors, Inc. (from June 1995 to May 1997) and Manager of Fund
                                                                 Administration for Janus Capital Corporation (from February 1992 to
                                                                 May 1999).

David C. Price, CPA*      Assistant Vice President               Assistant Vice President (since March 2001) of the Berger Funds.
210 University Blvd.      of the Trust (since Mar.               Assistant Vice President-Compliance (since March 2001) with Berger
Denver, CO 80206          2001)                                  Financial Group LLC. Formerly, Senior Auditor (July 1996 through
                                                                 August 1998) and Auditor (August 1993 through June 1996) with
DOB: 1969                                                        PricewaterhouseCoopers LLP, a public accounting firm.

Lance V. Campbell,        Assistant Treasurer of the             Assistant Treasurer (since March 2001) of the Berger Funds.
CFA, CPA*                 Trust (since Mar. 2001)                Assistant Vice President (since January 2002) and Manager of
210 University Blvd.                                             Investment Accounting (August 1999 through January 2002) with
Denver, CO 80206                                                 Berger Financial Group LLC.  Formerly, Senior Auditor (December
                                                                 1998 through August 1999) and Auditor (August 1997 through December
DOB: 1972                                                        1998) with PricewaterhouseCoopers LLP, a public accounting firm, and Senior Fund Accountant (January 1996 through July 1997) with
                                                                 INVESCO Funds Group.

*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.



The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:



                                                                                                                   NUMBER OF
                                                                                                                 MEETINGS HELD
                                                                                                                  DURING LAST
COMMITTEE                  FUNCTIONS                                    MEMBERS                                   FISCAL YEAR
---------                  ---------                                    -------                                  -------------
Audit Committee            Reviews the financial reporting process,     Michael Owen (Chair)
                           the system of internal control, the audit    Katherine A. Cattanach (Vice Chair)
                           process, and the Trust's process for         Dennis E. Baldwin
                           monitoring compliance with investment        Paul R. Knapp
                           restrictions and applicable laws as well     Harry T. Lewis, Jr.
                           as the Trust's Code of Ethics.               William Sinclaire
                                                                        Albert C. Yates

Nominating Committee       Identifies and recommends individuals for    Katherine A. Cattanach (Chair)
                           Trustee membership.  The committee does      Michael Owen
                           not consider nominees recommended by         Dennis E. Baldwin
                           securityholders.                             Harry T. Lewis, Jr.
                                                                        William Sinclaire
                                                                        Albert C. Yates

Compensation Committee     Determines and reviews the level of          Katherine A. Cattanach (Chair)
                           compensation for Independent                 William Sinclaire
                           Trustees/Directors.                          Albert C. Yates

Pricing Committee          Determines the fair value of restricted      Harry T. Lewis, Jr. (Chair)
                           securities and other securities for which    Dennis E. Baldwin
                           market quotations are not readily            Jack R. Thompson
                           available pursuant to procedures adopted     Albert C. Yates
                           by the Trustees.

Brokerage Committee        Reviews and makes recommendations            Dennis E. Baldwin (Chair)
                           regarding matters related to the Trust's     Katherine A. Cattanach
                           use of brokerage commissions and placement   Harry T. Lewis, Jr.
                           of portfolio transactions.                   Jack R. Thompson



The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2001.



                                                                                      AGGREGATE DOLLAR RANGE OF SECURITIES IN
                                                                                       ALL REGISTERED INVESTMENT COMPANIES
NAME OF TRUSTEE               DOLLAR RANGE OF SECURITIES IN THE FUNDS                  OVERSEEN BY THE TRUSTEE IN BERGER FUNDS
---------------               ---------------------------------------                 ----------------------------------------
INDEPENDENT TRUSTEES

Michael Owen                  Berger Growth Fund
                              Berger Large Cap Growth Fund
                              Berger Mid Cap Growth Fund
                              Berger Mid Cap Value Fund
                              Berger Balanced Fund
                              Berger Small Company Growth Fund
                              Berger Information Technology Fund
                              Berger International Fund
                              Berger Small Cap Value Fund

Dennis E. Baldwin             Berger Growth Fund
                              Berger Large Cap Growth Fund
                              Berger Mid Cap Growth Fund
                              Berger Balanced Fund
                              Berger Small Company Growth Fund
                              Berger Information Technology Fund
                              Berger International Fund
                              Berger Small Cap Value Fund

Katherine A. Cattanach        Berger Growth Fund
                              Berger Mid Cap Growth Fund
                              Berger Mid Cap Value Fund
                              Berger Information Technology Fund
                              Berger International Fund
                              Berger Small Cap Value Fund

Paul R. Knapp                 Berger Mid Cap Value Fund
                              Berger Information Technology Fund
                              Berger Large Cap Value Fund

                              Berger Small Cap Value Fund

Harry T. Lewis, Jr.           Berger Growth Fund
                              Berger Large Cap Growth Fund
                              Berger Mid Cap Growth Fund
                              Berger Mid Cap Value Fund
                              Berger Balanced Fund
                              Berger Small Company Growth Fund
                              Berger Information Technology Fund
                              Berger Large Cap Value Fund
                              Berger International Fund
                              Berger Small Cap Value Fund

William Sinclaire             Berger Growth Fund
                              Berger Large Cap Growth Fund
                              Berger Mid Cap Value Fund
                              Berger Balanced Fund
                              Berger Small Company Growth Fund
                              Berger Information Technology Fund
                              Berger International Fund
                              Berger Small Cap Value Fund

Albert C. Yates               Berger Mid Cap Growth Fund
                              Berger Mid Cap Value Fund
                              Berger Information Technology Fund
                              Berger International Fund

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson              Berger Growth Fund
                              Berger Large Cap Growth Fund
                              Berger Mid Cap Growth Fund
                              Berger Small Company Growth Fund
                              Berger Information Technology Fund
                              Berger Small Cap Value Fund



APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  The Fund's investment advisory and sub-advisory agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of the Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                  In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION


               The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2002. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

               The following table sets forth information regarding compensation paid or accrued for each trustee of the Fund and the other Berger Funds:



       NAME AND POSITION
       WITH BERGER FUNDS                                    AGGREGATE COMPENSATION FROM
       -----------------                ----------------------------------------------------------------------
                                                                                  ALL BERGER FUNDS(1) FISCAL
                                        BERGER LARGE CAP VALUE FUND             YEAR ENDING SEPTEMBER 30, 2002
                                        ---------------------------             ------------------------------
    Dennis E. Baldwin(3)                           $ 584                                  $ 57,984

    Katherine A. Cattanach(3)                      $ 584                                  $ 58,400

    Paul R. Knapp(3)                               $ 539                                  $ 54,234

    Harry T. Lewis(3)                              $ 539                                  $ 54,234

    Michael Owen(3)                                $ 674                                  $ 67,448

    William Sinclaire(3)                           $ 539                                  $ 54,234

    Albert C. Yates(3)                             $ 539                                  $ 35,000

    Jack R. Thompson(3),(4),(5)                    $   0                                  $      0






(1) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, the Berger Mid Cap Value Fund, the Berger Small Cap Value Fund II and the Berger Balanced
         Fund), the Berger Institutional Products Trust (four series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $; Katherine
         A. Cattanach $; William Sinclaire $; Albert C. Yates $.

(2) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(3)      Interested person of Berger Financial Group LLC.

(4) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.





               Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that Fund.

                  As of December 31, 2002, the officers and trustees of the Fund as a group owned, of record or beneficially, an aggregate of less than 1% of the outstanding shares of the Institutional Shares class. When combined with the Investor Shares class of the Fund, the officers and trustees of the Fund as a group owned of record an aggregate of 1.9% of the outstanding shares of the total outstanding shares of the Fund.

                  The Trust, the Funds' investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER


                  Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206, is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

                  BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $ billion as of December 31, 2002. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately % of BFG, and is an indirect subsidiary of Stilwell Financial, Inc. ("Stilwell Financial"), Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Funds' transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Funds.

BAY ISLE FINANCIAL CORPORATION - SUB-ADVISER

                  Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 550, Oakland, California 94612, has been engaged as the investment sub-adviser for the Berger Large Cap Value Fund. As sub-adviser, Bay Isle provides day-to-day management of the Funds' investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. Effective December 31, 2001, BFG acquired all of the outstanding shares of Bay Isle. Bay Isle is a wholly owned subsidiary of BFG.






INVESTMENT ADVISORY AGREEMENTS AND SUB-ADVISORY

                  Under the Investment Advisory Agreement between the Fund and its adviser, the adviser is generally responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  Under the Agreement, the adviser is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund.

                  The following schedule reflects the advisory fees charged to the Fund for the fiscal year ended September 30, 2002:

          FUND                         ADVISER           INVESTMENT ADVISORY FEE
          ----                         -------           -----------------------
Berger Large Cap Value Fund              BFG                    0.85%(1)


                  Investment advisory fees are charged to the Fund according to the following schedule:

                                    AVERAGE DAILY NET ASSETS        ANNUAL RATE
                                    ------------------------        -----------
Berger Large Cap Value Fund            First $500 million              .75%
                                       Next $500 million               .70%
                                        Over $1 billion                .65%

                  Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Institutional Shares class to the extent transfer agency, investor reporting and registration expenses of the Institutional Shares class exceed .05%.


                  The Fund's Investment Advisory Agreement will continue in effect until April 30, 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the adviser or sub-adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

                  Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.75% of the first $500 million of average daily net assets of the Fund, 0.70% of the next $500 million and 0.65% of any amount in excess of $1 billion, excluding reimbursement of any expenses.

                  The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.


TRADE ALLOCATIONS


                  While investment decisions for the Fund are made independently by the sub-adviser, the same investment decision may be made for the Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.


                  BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.


                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.


RESTRICTIONS ON PERSONAL TRADING

                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Fund or BFG' other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

                  In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.

5.                EXPENSES OF THE FUND

                  In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.


                  Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For fiscal year ended September 30, 2002, BFG did not charge an administrative fee to the Fund. The administrative services fees may be changed by the trustees without investor approval.

                  The following table shows the total dollar amounts of advisory fees and administrative services fees paid by the Fund for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations. For the Funds that have two classes of shares, each class bears pro rata its share of the Fund's investment advisory fee based on assets.

                           BERGER LARGE CAP VALUE FUND



 FISCAL YEAR                                                ADVISORY FEE
    ENDED           INVESTMENT       ADMINISTRATIVE       WAIVER AND EXPENSE
SEPTEMBER 30,      ADVISORY FEE        SERVICE FEE          REIMBURSEMENT            TOTAL
-------------      ------------      --------------       ------------------         -----
   2002


                  The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121 as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.


                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.


                  All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.

OTHER EXPENSE INFORMATION

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                  The Fund and/or its adviser have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR


                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Institutional Shares.


6.                BROKERAGE POLICY

                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.


                  The brokerage commissions paid by the Fund were as follows:



        FISCAL YEAR ENDING SEPTEMBER 30                      BROKERAGE COMMISSIONS
        -------------------------------                      ---------------------
                     2002



                  The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. The Fund's adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services include a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with the Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for BFG.

                  The adviser and sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. The adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to BFG's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on the adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                  During the fiscal year ended September 30, 2002, of the brokerage commissions paid by the Fund, the following amounts were paid to brokers who provided to the Fund selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the
Fund:



           FUND                     AMOUNT OF TRANSACTIONS       AMOUNT OF COMMISSIONS
           ----                     ----------------------       ---------------------
Berger Large Cap Value Fund                    $                            $



                  These brokerage and research services received from brokers are often helpful to BFG in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of BFG's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to BFG in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by BFG in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to BFG, they are not expected to decrease the expenses that BFG would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by BFG from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS



                           DSTS                             DSTS
                       COMMISSIONS     REDUCTION IN     COMMISSIONS     REDUCTION IN
                           PAID        EXPENSES FYE         PAID        EXPENSES FYE
                       FYE 9/30/02      9/30/02(1)      FYE 9/30/01      9/30/01(1)
                       -----------     ------------     -----------     ------------
Berger Large Cap           $ 0             $ 0              $ 0             $ 0
Value Fund(2)



(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

(2) The Fund was not added as a series of the Trust until September 28, 2001.



                  The Fund's adviser and sub-adviser place securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser of the Fund will seek the best execution of each transaction.


7.                HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

                  Minimum Initial Investment                   $250,000

                  Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000.

                  To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO  64121-9958

                  Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

                  Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.

                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from the Fund as described above.


                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                  The Fund also offers a Systematic Investment Plan (minimum $50 per monthly or quarterly investment) and a Systematic Withdrawal Plan (for investors who own shares of the Fund worth at least $5,000; minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.


9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT


                  This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.


                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.


                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If an investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if an investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in additional Fund shares at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, investors of the Fund may be able to deduct (as an itemized deduction) or, if the Fund makes an election, claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.


                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.


                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               TAX-SHELTERED RETIREMENT PLANS


                  The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call 1-800-259-2820, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.


12.               EXCHANGE PRIVILEGE

                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

                  An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.               PERFORMANCE INFORMATION


                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.


                  All performance figures for the Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:


                                         n
                                 P(1 + T) = ERV

                  Where    P    = a hypothetical initial payment of $1,000
                           T    = the average annual total return
                           n    = the number of years
                           ERV  = the ending redeemable value of a hypothetical
                                  $1,000 payment made at the beginning of the period).


                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:



                                       n
                                 P(1+T) = ATV*

                  Where:   P      = a hypothetical initial payment of $1,000
                           T      = the average annual total return (after taxes
                                    on distributions)
                           n      = the number of years
                           ATV*   = ending value of a hypothetical $1,000
                                    payment made at the beginning of the period.

-----------------
* inferior D

               In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T) = ATV*

                  Where:   P       = a hypothetical initial payment of $1,000
                           T       = the average annual total return (after
                                     taxes on distributions and redemption)
                           n       = the number of years
                           ATV*    = ending value of a hypothetical $1,000
                                     payment made at the beginning of the
                                     period.

-----------------
* inferior D


                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


                  Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.


                  The average annual total returns for the Fund for the periods shown ending September 30, 2002 are as follows:



                                                                    LIFE OF FUND
                                                    1-YEAR      (SEPTEMBER 30, 2001)
                                                    ------      --------------------
Berger Large Cap Value Fund -- Institutional          %                 %
Shares


14.               ADDITIONAL INFORMATION

FUND ORGANIZATION


                  The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on September 28, 2001.

                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of seven series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.

                  Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

                  CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE

                  The Fund currently has divided its shares into two classes of shares, the Institutional Shares covered by this SAI and the Investor Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-551-5849.

                  Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS


                  Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Institutional Shares class of the Fund, except for the following.



OWNER                                                 PERCENTAGE OF THE FUND
-----                                                 ----------------------
Berger Financial Group LLC                                      %
210 University Blvd.  Ste 800
Denver, CO  80206-4626

Charles Schwab & Co., Inc. ("Schwab")                           %
101 Montgomery Street
San Francisco, CA 94104



                  In addition, as of December 31, 2002, Schwab owned [TO BE UPDATED]


                  Any person owning more than 25% of the outstanding securities of the Fund may be deemed to control it. Schwab is believed to hold their shares of the Fund as nominee for the benefit of their clients or customers.

DISTRIBUTION


                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice president of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                  The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION


                  The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS


                  [TO BE UPDATED]

FINANCIAL INFORMATION

                  A copy of the Annual Report referenced below is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com or by calling the Fund at 1-800-259-2820.

Year-End Financial Statements

                  [TO BE UPDATED].

                                   APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            BERGER MID CAP VALUE FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                              INSTITUTIONAL SHARES


                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427



                 This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Mid Cap Value Fund (the "Fund") - Institutional Shares, dated January ___, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.


                 This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.


                 The financial statements of the Fund are incorporated into this SAI by reference [TO BE UPDATED]


                 A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820.





                             DATED JANUARY ___, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS



                                                          PAGE      CROSS-REFERENCES TO RELATED
SECTION                                                    NO.      DISCLOSURES IN PROSPECTUS
-------                                                   ----      -------------------------
      Introduction                                           2      Table of Contents

1.    Investment Strategies and Risks of the Fund            2      Berger Mid Cap Value Fund; Investment Techniques,
                                                                    Securities and Associated Risks

2.    Investment Restrictions                               13      Berger Mid Cap Value Fund; Investment Techniques,
                                                                    Securities and Associated Risks

3.    Management of the Fund                                15      Berger Mid Cap Value Fund; Organization of the Fund

4.    Investment Adviser and Sub-Adviser                    25      Berger Mid Cap Value Fund; Organization of the Fund

5.    Expenses of the Fund                                  27      Berger Mid Cap Value Fund; Organization of the
                                                                    Fund; Financial Highlights

6.    Brokerage Policy                                      29      Berger Mid Cap Value Fund; Organization of the Fund

7.    How to Purchase and Redeem Shares in the Fund         31      To Open an Account or Purchase Shares; Selling (Redeeming)
                                                                    Shares

8.    How the Net Asset Value is Determined                 32      Your Share Price

9.    Income Dividends, Capital Gains Distributions         33      Distributions and Taxes
      and Tax Treatment

10.   Suspension of Redemption Rights                       34      Information About Your Account

11.   Tax-Sheltered Retirement Plans                        34      Tax-Sheltered Retirement Plans

12.   Exchange Privilege                                    35      Exchanging Shares

13.   Performance Information                               35      The Fund's Past Performance; Financial Highlights

14.   Additional Information                                36      Organization of the Fund; Special Fund Structure

      Financial Information                                 39      Financial Highlights

                                  INTRODUCTION



                 The Fund described in this SAI is a mutual fund, or open-end management investment company. The Fund is a diversified fund.


1.               INVESTMENT STRATEGIES AND RISKS OF THE FUND


                 The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.


                 This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                 COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.


                 DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


                 Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                 Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                 CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


                 SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                 ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                 SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                 SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                 INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                 Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                 The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                 The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                 There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                 The adviser's or sub-adviser's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any Fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                 FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                 Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                 There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments, and any related legal proceedings.

                 Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                 If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                 PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.


                 ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.


                 Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                 REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.


                 These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                 WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                 When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                 LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                 The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and
(d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                 The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

                 Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                 SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                 In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                 Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                 HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

                 A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                 The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions;
(c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                 Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                 Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                 The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                 Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                 In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the

Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                 The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                 Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                 The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                 Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                 The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                 Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                 The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                 Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                 Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                 Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                 The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                 The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                 The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                 Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                 The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                 These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                 The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                 While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                 Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                 A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                 The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                 The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                 The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                 An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                 In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                 An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                 The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                 An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                 TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                 PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.


                 Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.


2.                INVESTMENT RESTRICTIONS

                 The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                 The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.


                 In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.


                 The following fundamental restrictions apply to the Berger Mid Cap Value Fund. The Fund may not:

                 1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                 2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                 3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                 4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                 5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                 In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

                 The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                 1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales

"against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                 2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                 3. The Fund may not invest in companies for the purposes of exercising control of management.

                 4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                 5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                 6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.


                 7. The Berger Mid Cap Value Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Fund.


3.               MANAGEMENT OF THE FUND

                 The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian.

                 The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The directors or trustees of the Fund have adopted a director/trustee retirement age of 75 years.

                              POSITION(S)                                                      NUMBER OF
                             HELD WITH THE                                                     FUNDS IN
                              TRUST, TERM                                                        FUND
                             OF OFFICE AND                                                      COMPLEX          OTHER
NAME, ADDRESS                  LENGTH OF                                                        OVERSEEN     DIRECTORSHIPS
AND AGE                       TIME SERVED  PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       BY TRUSTEE   HELD BY TRUSTEE
-------------                ------------- ---------------------------------------------       ----------   ---------------
INDEPENDENT TRUSTEES

Michael Owen                 Chairman      Dean of Zayed University (since September               22             n/a
210 University Blvd.         of the        2000). Formerly self-employed as a financial
Denver, CO 80206             Board         and management consultant, and in real estate
                                           development (from June 1999 to September
DOB: 1937                                  2000). Dean (from 1993 to June 1999), and a
                                           member of the Finance faculty (from 1989 to
                                           1993), of the College of Business, Montana
                                           State University. Formerly, Chairman and
                                           Chief Executive Officer of Royal Gold, Inc.
                                           (mining) (1976 to 1989).

Dennis E. Baldwin            Trustee       President, Baldwin Financial Counseling                 22             n/a
210 University Blvd.                       (since July 1991). Formerly, Vice President
Denver, CO 80206                           and Denver Office Manager of Merrill Lynch
                                           Capital Markets (1978 to 1990).
DOB: 1928

Katherine A. Cattanach,      Vice          Managing Principal (since September 1987),              22             n/a
CFA                          Chair of      Sovereign Financial Services, Inc.
210 University Blvd.         the Board     (investment consulting firm). Executive Vice
Denver, CO 80206                           President (1981 to 1988), Captiva
                                           Corporation, Denver, Colorado (private
DOB: 1945                                  investment management firm). Ph.D. in Finance
                                           (Arizona State University).

Paul R. Knapp                Trustee       Executive Officer of DST Systems, Inc.                  22     Director and Vice
210 University Blvd.                       ("DST"), a publicly traded information and                     President (February 1998
Denver, CO 80206                           transaction processing company, which acts as                  to November 2000) of West
                                           the Funds' transfer agent (since October                       Side Investments, Inc.
DOB: 1945                                  2000). DST is 33% owned by Stilwell                            (investments), a wholly
                                           Management Inc., which owns approximately                      owned subsidiary of DST
                                           89.5% of Berger Financial Group LLC. Mr.                       Systems, Inc.
                                           Knapp owns common shares and options
                                           convertible into common shares of DST Systems
                                           which, in the aggregate and assuming exercise
                                           of the options, would result in his owning
                                           less than 1/2 of 1% of DST System's common
                                           shares. Mr. Knapp is also President of
                                           Vermont Western Assurance, Inc., a wholly
                                           owned subsidiary of DST Systems (since
                                           December 2000). President, Chief Executive
                                           Officer and a director (September 1997 to
                                           October 2000) of DST Catalyst, Inc., an
                                           international financial markets consulting,
                                           software and computer services company, (now
                                           DST International, a subsidiary of DST).
                                           Previously (1991 to October 2000), Chairman,
                                           President, Chief Executive Officer and a
                                           director of Catalyst Institute (international
                                           public policy research organization focused
                                           primarily on financial markets and
                                           institutions); also (1991 to September 1997),

                                           Chairman, President, Chief Executive Officer
                                           and a director of Catalyst Consulting
                                           (international financial institutions
                                           business consulting firm).

Harry T. Lewis, Jr.          Trustee       Lewis Investments (since June 1988)                     22     Director, J.D. Edwards &
210 University Blvd.                       (self-employed private investor). Formerly,                    Co. (1995 to March 2002);
Denver, CO 80206                           Senior Vice President, Rocky Mountain Region,                  Director, National Fuel
                                           of Dain Bosworth Incorporated and member of                    Corporation (oil & gas
DOB: 1933                                  that firm's Management Committee (1981 to                      production); Advisory
                                           1988).                                                         Director, Otologics, LLC,
                                                                                                          (implantable hearing aid)
                                                                                                          (since 1999); Member of
                                                                                                          Community Advisory Board,
                                                                                                          Wells Fargo Bank-Denver

William Sinclaire            Trustee       President (since January 1998), Santa Clara             22            n/a
210 University Blvd.                       LLC (privately owned agricultural company).
Denver, CO 80206                           President (January 1963 to January 1998),
                                           Sinclaire Cattle Co. (privately owned
DOB: 1928                                  agricultural company).

Albert C. Yates              Trustee       President (since 1990), Chancellor and                  22     Member, Board of
210 University Blvd.                       Professor of Chemistry-Department of                           Directors, Adolph Coors
Denver, CO 80206                           Chemistry, of Colorado State University.                       Company (brewing company)
                                           Formerly Executive Vice President and Provost                  (since 1998); Member,
DOB: 1941                                  (1983 to 1990), Academic Vice President and                    Board of Directors,
                                           Provost (1981 to 1983) and Professor of                        Dominion Industrial
                                           Chemistry (1981 to 1990) of Washington State                   Capital Bank (1999 to
                                           University. Vice President and University                      2000); Member, Board of
                                           Dean for Graduate Studies and Research and                     Directors, Centennial Bank
                                           Professor of Chemistry of the University of                    of the West (since 2001)
                                           Cincinnati (1977 to 1981).

                              POSITION(S)                                                      NUMBER OF
                             HELD WITH THE                                                     FUNDS IN
                              TRUST, TERM                                                        FUND
                             OF OFFICE AND                                                      COMPLEX          OTHER
NAME, ADDRESS                  LENGTH OF                                                        OVERSEEN     DIRECTORSHIPS
AND AGE                       TIME SERVED  PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       BY TRUSTEE   HELD BY TRUSTEE
-------------                ------------  ---------------------------------------------       ----------   ---------------

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*            President     President and a director since May 1999                 22     Audit Committee Member of
210 University Blvd.         and           (Executive Vice President from February 1999                   the Public Employees'
Denver, CO 80206             Trustee       to May 1999) of Berger Growth Fund and Berger                  Retirement Association of
                             of the        Large Cap Growth Fund. President and a                         Colorado (pension plan)
DOB: 1949                    Trust         trustee since May 1999 (Executive Vice                         (from November 1997 to
                             (since        President from February 1999 to May 1999) of                   December 2001).
                             May 1999)     Berger Investment Portfolio Trust, Berger
                                           Institutional Products Trust, Berger
                                           Worldwide Funds Trust, Berger Worldwide
                                           Portfolios Trust and Berger Omni Investment
                                           Trust. President and Chief Executive Officer
                                           (since June 1999) (Executive Vice President
                                           from February 1999 to June 1999) of Berger
                                           Financial Group LLC (formerly Berger LLC).
                                           Director, President and Chief Executive
                                           Office of Stilwell Management, Inc. (since
                                           September 1999). President and Chief
                                           Executive Officer of Berger/Bay Isle LLC
                                           (since May 1999). Self-employed as a
                                           consultant from July 1995 through February
                                           1999. Director of Wasatch Advisors
                                           (investment management) from February 1997 to
                                           February 1999.

*Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).



                            POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND
AND AGE                         LENGTH OF TIME SERVED                         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------               --------------------------------    --------------------------------------------------------------------
OFFICERS OF THE TRUST

Jay W. Tracey, CFA*         Executive Vice President of the     Executive Vice President of the Berger Funds (since August 2000).
210 University Blvd.        Trust (since Aug. 2000) and         Executive Vice President and Chief Investment Officer of Berger
Denver, CO 80206            Portfolio Manager (since June       Financial Group LLC (since June 2000). Portfolio manager of the
                            2000)                               Berger Growth Fund (since August 2000); team portfolio manager of
DOB: 1954                                                       the Berger Select Fund (since June 2000) and the Berger Large Cap
                                                                Growth Fund (from January 2001 through December 2001). Team portfolio manager (since December 2001) of the Berger Mid Cap Growth
                                                                Fund and team interim portfolio manager (since December 2001) of the
                                                                Berger New Generation Fund. Formerly, Vice President and portfolio manager at OppenheimerFunds, Inc. (September 1994 to May 2000).

Steven L. Fossel, CFA*      Vice President of the Trust         Vice President (since August 2000) and portfolio manager (since June
210 University Blvd.        (since Aug. 2000) and Portfolio     2000) of the Berger Balanced Fund. Vice President (since August
Denver, CO 80206            Manager (since Jun. 2000)           2000) and team portfolio manager (since June 2000) of the Berger
                                                                Select Fund. Vice President (since February 2001) and portfolio manager (since December 2001) of the

DOB: 1968                                                       Berger Large Cap Growth Fund; and team portfolio manager (from
                                                                January 2001 through December 2001) of the Berger Large Cap Growth
                                                                Fund. Interim portfolio manager (from June 2000 to January 2001) of the Berger Large Cap Growth Fund. Vice President and portfolio manager of Berger Financial Group LLC (since June 2000); senior equity analyst with Berger Financial Group LLC (from March 1998 to
                                                                June 2000). Formerly, analyst and assistant portfolio manager with
                                                                Salomon Brothers Asset Management (from August 1992 to February
                                                                1998).

Janice M. Teague*           Vice President of the Trust         Vice President (since November 1998) and Assistant Secretary (since
210 University Blvd.        (since November 1998) and           February 2000 and previously from September 1996 to November 1998)
Denver, CO 80206            Assistant Secretary (since          and Secretary (November 1998 to February 2000) of the Berger Funds.
                            February 2000)                      Vice President (since October 1997), Secretary (since November 1998)
DOB: 1954                                                       and Assistant Secretary (October 1996 through November 1998) with
                                                                Berger Financial Group LLC. Vice President and Secretary with Berger
                                                                Distributors LLC (since August 1998). Vice President and Secretary of Bay Isle Financial LLC (since January 2002). Formerly,
                                                                self-employed as a business consultant (from June 1995 through
                                                                September 1996).

Andrew J. Iseman*           Vice President of the Trust         Vice President of the Berger Funds (since March 2001). Vice
210 University Blvd.        (since Mar. 2001)                   President (since September 1999) and Chief Operating Officer (since
Denver, CO 80206                                                November 2000) of Berger Financial Group LLC. Manager (since
                                                                September 1999) and Director (June 1999 to September 1999) of Berger
DOB: 1964                                                       Distributors LLC. Vice President-Operations (February 1999 to
                                                                November 2000) of Berger Financial Group LLC. Associate (November
                                                                1998 to February 1999) with DeRemer & Associates (a consulting firm). Vice President-Operations (February 1997 to November 1998)
                                                                and Director of Research and Development (May 1996 to February 1997)
                                                                of Berger Financial Group LLC.

Anthony R. Bosch*           Vice President of the Trust         Vice President of the Berger Funds (since February 2000). Vice
210 University Blvd.        (since Feb. 2000)                   President (since June 1999) and Chief Legal Officer (since August
Denver, CO 80206                                                2000) with Berger Financial Group LLC. Vice President and Chief
                                                                Compliance Officer with Berger Distributors LLC (since September
DOB: 1965                                                       2001). Vice President of Bay Isle Financial LLC (since January
                                                                2002). Formerly, Assistant Vice President of Federated Investors,
                                                                Inc. (December 1996 through May 1999), and Attorney with the U.S.
                                                                Securities and Exchange Commission (June 1990 through December
                                                                1996).

Brian S. Ferrie*            Vice President of the Trust         Vice President of the Berger Funds (since November 1998). Vice
210 University Blvd.        (since Nov. 1998)                   President (since February 1997), Treasurer and Chief Financial
Denver, CO 80206                                                Officer (since March 2001) and Chief Compliance Officer (from August
                                                                1994 to March 2001) with Berger Financial Group LLC. Vice President
DOB: 1958                                                       (since May 1996), Treasurer and Chief Financial Officer (since March
                                                                2001) and Chief Compliance Officer (from May 1996 to September 2001)
                                                                with Berger Distributors LLC.

John A. Paganelli*          Vice President (since Nov. 1998)    Vice President (since November 1998), Treasurer (since March 2001)
210 University Blvd.        and Treasurer (since Mar. 2001)     and Assistant Treasurer (November 1998 to March 2001) of the Berger
Denver, CO 80206            of the Trust                        Funds. Vice President (since November 1998) and Manager of
                                                                Accounting (January 1997 through November 1998) with Berger
DOB: 1967                                                       Financial Group LLC. Formerly, Manager of Accounting (December 1994
                                                                through October 1996) and Senior Accountant (November 1991 through
                                                                December 1994) with Palmeri Fund Administrators, Inc.


Sue Vreeland*               Secretary of the Trust              Secretary of the Berger Funds (since February 2000). Assistant Vice
210 University Blvd.        (since Feb. 2000)                   President (since April 2002) and Assistant Secretary (since June
Denver, CO 80206                                                1999) of Berger Financial Group LLC. Assistant Secretary of Berger
                                                                Distributors LLC (since June 1999) and Bay Isle Financial LLC (since
                                                                December 2001). Formerly, Assistant Secretary of the Janus Funds
                                                                (from March 1994 to May 1999), Assistant Secretary of Janus

DOB: 1948                                                       Distributors, Inc. (from June 1995 to May 1997) and Manager of Fund
                                                                Administration for Janus Capital Corporation (from February 1992 to
                                                                May 1999).


David C. Price, CPA*        Assistant Vice President            Assistant Vice President (since March 2001) of the Berger Funds.
210 University Blvd.        of the Trust (since Mar.            Assistant Vice President-Compliance (since March 2001) with Berger
Denver, CO 80206            2001)                               Financial Group LLC. Formerly, Senior Auditor (July 1996 through
                                                                August 1998) and Auditor (August 1993 through June 1996) with
DOB: 1969                                                       PricewaterhouseCoopers LLP, a public accounting firm.

Lance V. Campbell, CFA,     Assistant Treasurer of the          Assistant Treasurer (since March 2001) of the Berger Funds.
CPA*                        Trust (since Mar. 2001)             Assistant Vice President (since January 2002) and Manager of
210 University Blvd.                                            Investment Accounting (August 1999 through January 2002) with Berger
Denver, CO 80206                                                Financial Group LLC. Formerly, Senior Auditor (December 1998 through
                                                                August 1999) and Auditor (August 1997 through December 1998) with
DOB: 1972                                                       PricewaterhouseCoopers LLP, a public accounting firm, and Senior
                                                                Fund Accountant (January 1996 through July 1997) with INVESCO Funds
                                                                Group.

*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:


                                                                                                                       NUMBER OF
                                                                                                                        MEETINGS
                                                                                                                      HELD DURING
                                                                                                                          LAST
COMMITTEE                   FUNCTIONS                                      MEMBERS                                    FISCAL YEAR
---------                   ---------                                      -------                                   ------------
Audit Committee             Reviews the financial reporting process,       Michael Owen (Chair)
                            the system of internal control, the audit      Katherine A. Cattanach (Vice Chair)
                            process, and the Trust's process for           Dennis E. Baldwin
                            monitoring compliance with investment          Paul R. Knapp
                            restrictions and applicable laws as well as    Harry T. Lewis, Jr.
                            the Trust's Code of Ethics.                    William Sinclaire
                                                                           Albert C. Yates

Nominating Committee        Identifies and recommends individuals for      Katherine A. Cattanach (Chair)
                            Trustee membership. The committee does not     Michael Owen
                            consider nominees recommended by               Dennis E. Baldwin
                            securityholders.                               Harry T. Lewis, Jr.
                                                                           William Sinclaire
                                                                           Albert C. Yates

Compensation Committee      Determines and reviews the level of            Katherine A. Cattanach (Chair)
                            compensation for Independent                   William Sinclaire
                            Trustees/Directors.                            Albert C. Yates

Pricing Committee           Determines the fair value of restricted        Harry T. Lewis, Jr. (Chair)
                            securities and other securities for which      Dennis E. Baldwin
                            market quotations are not

                            readily available pursuant to procedures       Jack R. Thompson
                            adopted by the Trustees.                       Albert C. Yates


Brokerage Committee         Reviews and makes recommendations regarding    Dennis E. Baldwin (Chair)
                            matters related to the Trust's use of          Katherine A. Cattanach
                            brokerage commissions and placement of         Harry T. Lewis, Jr.
                            portfolio transactions.                        Jack R. Thompson


The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2002.


                                                                                     AGGREGATE DOLLAR RANGE OF SECURITIES IN
                                                                                       ALL REGISTERED INVESTMENT COMPANIES
NAME OF TRUSTEE           DOLLAR RANGE OF SECURITIES IN THE FUNDS                    OVERSEEN BY THE TRUSTEE IN BERGER FUNDS
---------------           ---------------------------------------                    ---------------------------------------

INDEPENDENT TRUSTEES

Michael Owen              Berger Growth Fund
                          Berger Large Cap Growth Fund
                          Berger Mid Cap Growth Fund
                          Berger Mid Cap Value Fund
                          Berger Balanced Fund
                          Berger Small Company Growth Fund
                          Berger Information Technology Fund
                          Berger International Fund
                          Berger Small Cap Value Fund

Dennis E. Baldwin         Berger Growth Fund
                          Berger Large Cap Growth Fund
                          Berger Mid Cap Growth Fund
                          Berger Balanced Fund
                          Berger Small Company Growth Fund
                          Berger Information Technology Fund
                          Berger International Fund
                          Berger Small Cap Value Fund

Katherine A. Cattanach    Berger Growth Fund
                          Berger Mid Cap Growth Fund
                          Berger Mid Cap Value Fund
                          Berger Information Technology Fund
                          Berger International Fund
                          Berger Small Cap Value Fund

Paul R. Knapp             Berger Mid Cap Value Fund

                          Berger Information Technology Fund
                          Berger Large Cap Value Fund
                          Berger Small Cap Value Fund

Harry T. Lewis, Jr.       Berger Growth Fund
                          Berger Large Cap Growth Fund
                          Berger Mid Cap Growth Fund
                          Berger Mid Cap Value Fund
                          Berger Balanced Fund
                          Berger Small Company Growth Fund
                          Berger Information Technology Fund
                          Berger Large Cap Value Fund
                          Berger International Fund
                          Berger Small Cap Value Fund

William Sinclaire         Berger Growth Fund
                          Berger Large Cap Growth Fund
                          Berger Mid Cap Value Fund
                          Berger Balanced Fund
                          Berger Small Company Growth Fund
                          Berger Information Technology Fund
                          Berger International Fund
                          Berger Small Cap Value Fund

Albert C. Yates           Berger Mid Cap Growth Fund
                          Berger Mid Cap Value Fund
                          Berger Information Technology Fund
                          Berger International Fund

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson          Berger Growth Fund
                          Berger Large Cap Growth Fund
                          Berger Mid Cap Growth Fund
                          Berger Small Company Growth Fund
                          Berger Information Technology Fund
                          Berger Small Cap Value Fund


APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                 The Fund's investment advisory and sub-advisory agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of the Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Independent

Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                 At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                 In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION


                 The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2002. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.


                 The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Fund and the other Berger Funds:



 NAME AND POSITION
 WITH BERGER FUNDS                                            AGGREGATE COMPENSATION FROM
 -----------------                         ---------------------------------------------------------------------
                                                                                    ALL BERGER FUNDS(1) FISCAL
                                           BERGER SMALL CAP VALUE FUND II(1)      YEAR ENDING SEPTEMBER 30, 2001
                                           ---------------------------------      ------------------------------

Dennis E. Baldwin(2)                                     $                                       $

Katherine A. Cattanach(2)                                $                                       $

Paul R. Knapp(2)                                         $                                       $

Harry T. Lewis(2)                                        $                                       $

Michael Owen(2)                                          $                                       $

William Sinclaire(2)                                     $                                       $

Albert C. Yates(2)                                       $                                       $

Jack R. Thompson(2),(3),(4)                              $ 0                                     $ 0



(1) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger Information Technology Fund, Berger Large Cap Value Fund, the Berger Mid Cap Value Fund, Berger Small Cap Value Fund II and the Berger Balanced Fund), the Berger Institutional Products Trust (four series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $; Katherine A. Cattanach $; William Sinclaire $; Albert C. Yates $.

(2) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(3)      Interested person of Berger Financial Group LLC.

(4) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

                 Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that Fund.

                 As of December 31, 2002, the current officers and trustees of the Fund as a group owned, of record or beneficially, no shares of the Institutional Shares class.

                 The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.


4.               INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC -- INVESTMENT ADVISER


                 Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206, is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

                 BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $ billion as of December 31, 2002. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately % of BFG, and is an indirect subsidiary of Stilwell Financial, Inc. ("Stilwell Financial"), Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.


PERKINS, WOLF, MCDONNELL & COMPANY -- SUB-ADVISER


                 Perkins, Wolf, McDonnell & Company (the "sub-adviser" or "PWM"), 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been engaged as the Fund's investment sub-adviser. PWM has been the investment sub-adviser to the Berger Mid Cap Value Fund since it commenced operations in August 1998. PWM was organized in 1980 under the name Mac-Per-Wolf Co. to operate as a securities broker-dealer. In September 1983, it changed its name to Perkins, Wolf, McDonnell & Company. PWM is a member of the National Association of Securities Dealers, Inc. (the "NASD") and, in 1984, became registered as an investment adviser with the SEC.


                 Robert H. Perkins has been the lead investment manager for the Berger Mid Cap Value Fund since its inception in August 1998. As lead manager, Robert Perkins is responsible for the daily decisions on the security selection for the Fund's portfolio. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. Thomas M. Perkins, brother of Robert Perkins, has also served as investment manager of the Berger Mid Cap Value Fund since its inception. Thomas Perkins has been an investment manager since 1974 joined PWM as a portfolio manager in 1998. Robert Perkins owns 46% of PWM. Gregory E. Wolf owns 21% of PWM and serves as its Treasurer and a director. Thomas Perkins owns 12% of PWM.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS


                 Under the Investment Advisory Agreement between the Fund and its adviser, the adviser is generally responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.


                 Under the Agreement, the adviser is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund.


                 The following schedule reflects the advisory fees charged to the Fund for the fiscal year ended September 30, 2002:

               FUND                               AVERAGE DAILY NET ASSETS                    ANNUAL RATE
               ----                               ------------------------                    -----------
Berger Mid Cap Value Fund                                   BFG                                 0.85%(1)


                 Investment advisory fees are charged to the Fund according to the following schedule:

                                                  AVERAGE DAILY NET ASSETS                    ANNUAL RATE
  Berger Mid Cap Value Fund                           First $500 million                          .75%
                                                       Next $500 million                          .70%
                                                         Over $1 billion                          .65%

                 The Fund's Investment Advisory Agreement will continue in effect until April 30, 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

                 Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                 The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.375% of the first $500 million of average daily net assets of the Fund, 0.35% of the next $500 million and 0.325% of any amount in excess of $1 billion, excluding reimbursement of any expenses.

                 The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

OTHER ARRANGEMENTS BETWEEN THE ADVISER AND SUB-ADVISER

                 The adviser and sub-adviser entered into an Agreement, dated November 18, 1996, as amended January 27, 1997, April 8, 1998 and November 17, 1999, under which, among other things, PWM agreed that, so long as BFG acts as the Fund's adviser and PWM provides sub-advisory or other services in connection with the Fund, PWM will not manage or provide advisory services to any registered investment company that is in direct competition with the Fund.


                 The November 18 Agreement also provides that if the Sub-Advisory Agreement is terminated before February 14, 2005 (other than for cause), and provided BFG remains as the Fund's adviser, BFG and PWM will enter into a consulting agreement for PWM to provide consulting services to BFG with respect to the Fund, subject to any requisite approvals under the Investment Company Act of 1940. Under the Consulting Agreement, PWM would provide training and assistance to BFG analysts and marketing support appropriate to the Fund and would be paid a fee at an annual rate of 0.10% of the first $100 million of average daily net assets of the Fund,

0.05% of the next $100 million and 0.02% on any part in excess of $200 million. No part of the consulting fee would be borne by the Fund.


TRADE ALLOCATIONS

                 While investment decisions for the Fund are made independently by the adviser, the same investment decision may be made for the Fund and one or more accounts advised by the adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                 BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.


                 The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.


RESTRICTIONS ON PERSONAL TRADING

                 BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Fund, in accordance with a policy regarding personal investing in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Fund or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

                 In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.

                 PWM has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.

5.               EXPENSES OF THE FUND

                 In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

                 Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. BFG does not charge an administrative fee to the Fund. The administrative services fees may be changed by the trustees without investor approval.

                 The following tables show the total dollar amounts of advisory fees and administrative services fees paid by the Fund for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations. Except where noted, these amounts were paid to BFG.

                            BERGER MID CAP VALUE FUND


FISCAL YEAR ENDED       INVESTMENT           ADMINISTRATIVE           ADVISORY FEE
  SEPTEMBER 30         ADVISORY FEE            SERVICE FEE               WAIVER                 TOTAL
-----------------      ------------          --------------           ------------            --------
      2002

      2001               $754,000               $      0               $      0               $754,000

      2000               $191,000               $      0               $      0               $191,000


                 The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121 as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

                 As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                 State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

                 As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

                 All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.


                 Pursuant to a written agreement, the Fund's investment adviser will waive its fee and reimburse the Fund to the extent the normal transfer agency and registration expenses exceed 0.25% of average daily net assets during the fiscal year. The agreements shall continue in effect for an initial term ending September 30, 2002, and shall continue year to year thereafter unless otherwise terminated. The agreement may be terminated: (a) by the Fund at any time upon written notice to Berger; or (b) by Berger upon written notice to the Fund not less than 30 days before the end of any term. In addition, the agreement shall terminate automatically upon the termination of the investment advisory agreement between Berger and the Fund.


OTHER EXPENSE INFORMATION

                 The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                 The Fund and/or its adviser have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                 The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

                 The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Institutional Shares.

6.               BROKERAGE POLICY

                 Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Fund during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS


                                                 FISCAL YEAR ENDED SEPTEMBER 30,
                                        -----------------------------------------------
                                         2002              2001                  2000
                                        -----           --------               --------
BERGER MID CAP VALUE FUND               $               $563,000               $141,000
                                        =====           ========               ========

                 The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. The Sub-Advisory Agreement for the Fund similarly directs the sub-adviser. However, the Agreement specifically authorizes the adviser or sub-adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser or sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

                 In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. The Fund's adviser or sub-adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services included a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                 In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser or sub-adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.

                 The Fund's adviser and sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.


                 During the fiscal year ended September 30, 2002, of the brokerage commissions paid by the Fund, the following amounts were paid to brokers who provided to the Fund selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the
Fund:



FUND                                    AMOUNT OF TRANSACTIONS      AMOUNT OF COMMISSIONS
----                                    ----------------------      ---------------------
Berger Mid Cap Value Fund                         $                          $


                 These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by the adviser or sub-adviser from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                 The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                 Included in the brokerage commissions paid by the Fund during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce the Fund's out-of-pocket expenses as follows:

                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS


                                                    REDUCTION                      REDUCTION                       REDUCTION
                                      DSTS             IN             DSTS            IN              DSTS            IN
                                  COMMISSIONS       EXPENSES      COMMISSIONS      EXPENSES       COMMISSIONS       EXPENSES
                                      PAID             FYE            PAID            FYE             PAID            FYE
                                  FYE 9/30/02      9/30/02(1)     FYE 9/30/01      9/30/01(1)     FYE 9/30/00      9/30/00(1)
                                  -----------      ----------     -----------      ----------     -----------      ----------
Berger Mid Cap Value Fund                  $0              $0              $0              $0              $0              $0
                                  ===========      ==========     ===========      ==========     ===========      ==========


----------

(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

                 The Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser or sub-adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser or sub-adviser may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser or sub-adviser will seek the best execution of each transaction.

7.               HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

                 Minimum Initial Investment              $250,000

                 Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000.

                 To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                 Berger Funds
                 P.O. Box 219958
                 Kansas City, MO  64121-9958

                 Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

                 Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.


                 In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from the Fund as described above.


                 Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                 The Fund also offers a Systematic Investment Plan (minimum $50 per monthly or quarterly investment) and a Systematic Withdrawal Plan (for investors who own shares of the Fund worth at least $5,000; minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

8.               HOW THE NET ASSET VALUE IS DETERMINED

                 The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                 The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                 In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                 Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                 The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.


9.               INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                 TREATMENT


                 This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                 TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                 TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.


                 In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.


                 If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                 If an investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if an investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in additional Fund shares at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                 Additionally, the Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.

                 TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                 INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, investors of the Fund may be able to deduct (as an itemized deduction) or, if the Fund makes an election, claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                 If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                 INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.


                 BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.


                 FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.              SUSPENSION OF REDEMPTION RIGHTS

                 The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                 The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.              TAX-SHELTERED RETIREMENT PLANS


                 The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call 1-800-259-2820, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.


12.              EXCHANGE PRIVILEGE

                 Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

                 Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

                 An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.              PERFORMANCE INFORMATION


                 From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                 The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                 The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.


                 All performance figures for the Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                 Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T) = ERV

          Where    P  = a hypothetical initial payment of $1,000
                   T  = the average annual total return n = the number of years
                 ERV  = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period

                 All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


                 Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:
                                       n
                                 P(1+T) = ATV*

          Where:   P  = a hypothetical initial payment of $1,000
                   T  = the average annual total return (after taxes on
                        distributions)
                   n  = the number of years
                ATV*  = ending value of a hypothetical $1,000 payment made at the beginning of the period.

-----------------
* inferior D

                 In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                 Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T) = ATV*

     Where:      P    = a hypothetical initial payment of $1,000
                 T    = the average annual total return (after taxes on
                        distributions and redemption)
                 n    = the number of years
               ATV*   = ending value of a hypothetical $1,000 payment made at
                        the beginning of the period.

-----------------
* inferior DR

                 In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                 Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                 Total return of the Institutional Shares and other classes of shares of a Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.


PREDECESSOR PERFORMANCE QUOTATIONS

                 Shares of the Fund had no class designations until May 17, 2002, when all of the then-existing shares were designated as Investor Shares and the Institutional Shares class of the Fund covered in this Statement of Additional Information was established. The Fund commenced offering Institutional Shares on May 17, 2002. Performance data for the Institutional Shares include periods prior to the inception of the Institutional Shares class on May 17, 2002, and therefore reflect a 0.25% per year 12b-1 fee currently borne by the Investor Shares that is not paid by the Institutional Shares. Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

AVERAGE ANNUAL TOTAL RETURNS


                 The average annual total return for the Fund for various periods ending September 30, 2002, are shown on the following table:




FUND                                        1-YEAR                 3-YEAR         LIFE OF FUND
-------------------------                   ------                 ------        ---------------
Berger Mid Cap Value Fund                    9.70%                 23.55%                 19.72%
                                                                                 (since 8/12/98)


14.              ADDITIONAL INFORMATION

FUND ORGANIZATION

                 The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on May 21, 1998.

                 The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of seven series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.


                 Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                 DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                 In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                 As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

                 CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                 Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                 Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                 Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                 Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE

                 The Fund currently has divided its shares into two classes of shares, the Institutional Shares covered by this SAI and the Investor Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-551-5849.

                 Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS


                 As of December 31, 2002, no person owned, of record or beneficially, more than 5% of the outstanding shares of the Institutional Shares class. Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 25% of the outstanding shares of the Fund, except for Charles Schwab & Co. Inc. ("Schwab"), 101 Montgomery Street, San Francisco, California, 94104. Any person owning more than 25% of the outstanding securities of a Fund may be deemed to control it. Schwab is believed to hold its shares of the Fund as nominee for the benefit of its clients. In addition, Schwab currently owns of record approximately 25% of all the outstanding shares of the Berger Investment Portfolio Trust, of which the Fund is one of the outstanding series.


DISTRIBUTION

                 Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.


                 The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

                 The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                 Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS


[TO BE UPDATED]


FINANCIAL INFORMATION

                 A copy of the Annual Report referenced below is enclosed with this SAI. Additional copies of that Report may be obtained upon request without charge at bergerfunds.com or by calling the Fund at 1-800-333-1001.

Year-End Financial Statements


  [TO BE UPDATED]

                                   APPENDIX A


HIGH-YIELD/HIGH-RISK SECURITIES

        The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

        Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

        Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

        Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

        Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

        Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

        The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

        Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

        A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

        Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

        B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

        Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

        AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

        AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

        A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by the large uncertainties or major risk exposures to adverse conditions.

        C1-The rating C1 is reserved for income bonds on which no interest is being paid.

        D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

        PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         BERGER SMALL CAP VALUE FUND II
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)


                              INSTITUTIONAL SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427



         This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus describing the Institutional Shares of the Berger Small Cap Value Fund II (the "Fund"), dated January ___, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.


         This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.



                             DATED JANUARY ___, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS

                                                          PAGE     CROSS-REFERENCES TO RELATED
SECTION                                                    NO.     DISCLOSURES IN PROSPECTUS
-------                                                   ----     ---------------------------
      Introduction                                          2      Table of Contents

1.    Investment Strategies and Risks of the Fund           2      Berger Small Cap Value Fund II;
                                                                   The Fund's Goal and Principal Investment
                                                                   Strategies; Principal Risks

2.    Investment Restrictions                              14      Berger Small Cap Value Fund II; The Fund's Goal and
                                                                   Principal Investment Strategies; Principal Risks;
                                                                   Investment Techniques, Securities and Associated Risks

3.    Management of the Fund                               16      Organization of the Fund

4.    Investment Adviser and Sub-Adviser                   26      Organization of the Fund

5.    Expenses of the Fund                                 28      Fund Expenses; Organization of the Fund

6.    Brokerage Policy                                     30      Organization of the Fund

7.    How to Purchase and Redeem Shares of the Fund        31      To Open an Account or Purchase Shares; Selling
                                                                   (Redeeming) Shares

8.    How the Net Asset Value is Determined                32      Fund Share Price

9.    Income Dividends, Capital Gains                      33      Distributions and Taxes
      Distributions and Tax Treatment

10.   Suspension of Redemption Rights                      34      Information About Your Account

11.   Tax-Sheltered Retirement Plans                       34      Tax-Sheltered Retirement Plans

12.   Exchange Privilege                                   35      Exchanging Shares

13.   Performance Information                              35      N/A

14.   Additional Information                               36      Organization of the Fund; Special Fund Structure

      Financial Information                                        N/A

                                  INTRODUCTION



                  The Fund described in this SAI is a mutual fund, or an open-end management investment company. The Fund is a diversified fund.


1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.


                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology Sprevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The adviser's or sub-adviser's IPO trade allocation procedures govern which Fund and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, a Fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and
(e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments, and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.


                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.


                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.


                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.


                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.


                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.


2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.





                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.


                  The following fundamental restrictions apply to the Fund. The Fund may not:

                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.


                  7. The Berger Small Cap Value Fund II has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Fund.


3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's Board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Fund have adopted a trustee retirement age of 75 years.

                                  POSITION(s)                                                       NUMBER OF
                                 HELD WITH THE                                                       FUNDS IN
                                  TRUST, TERM                                                          FUND          OTHER
                                 OF OFFICE AND                                                        COMPLEX     DIRECTORSHIPS
NAME, ADDRESS                      LENGTH OF                                                        OVERSEEN BY       HELD
AND AGE                           TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS        TRUSTEE      BY TRUSTEE
-------------                    -------------   ---------------------------------------------      -----------   -------------
INDEPENDENT TRUSTEES

Michael Owen                     Chairman of     Dean of Zayed University (since September               22            n/a
210 University Blvd.             the Board       2000).  Formerly self-employed as a financial
Suite 800                                        and management consultant, and in real estate
Denver, CO 80206                                 development (from June 1999 to September 2000).
                                                 Dean (from 1993 to June 1999), and a member of
DOB: 1937                                        the Finance faculty (from 1989 to 1993), of the
                                                 College of Business, Montana State University.
                                                 Formerly, Chairman and Chief Executive Officer
                                                 of Royal Gold, Inc. (mining) (1976 to 1989).

Dennis E. Baldwin                Trustee         President, Baldwin Financial Counseling (since          22            n/a
210 University Blvd.                             July 1991).  Formerly, Vice President and Denver
Suite 800                                        Office Manager of Merrill Lynch Capital Markets
Denver, CO 80206                                 (1978 to 1990).

DOB: 1928

Katherine A. Cattanach, CFA      Vice Chair of   Managing Principal (since September 1987),              22            n/a
210 University Blvd.             the Board       Sovereign Financial Services, Inc. (investment
Suite 800                                        consulting firm). Executive Vice President
Denver, CO 80206                                 (1981 to 1988), Captiva Corporation, Denver,
                                                 Colorado (private investment management firm).
DOB: 1945                                        Ph.D. in Finance (Arizona State University).

Paul R. Knapp                    Trustee         Executive Officer of DST Systems, Inc. ("DST"),         22       Director and Vice
210 University Blvd.                             a publicly traded information and transaction                    President
Suite 800                                        processing company, which acts as the Funds'                     (February 1998 to
Denver, CO 80206                                 transfer agent (since October 2000). DST is 33%                  November 2000) of
                                                 owned by Stilwell Management Inc., which owns                    West Side
DOB: 1945                                        approximately 89.5% of Berger Financial Group                    Investments, Inc.
                                                 LLC. Mr. Knapp owns common shares and options                    (investments), a
                                                 convertible into common shares of DST Systems                    wholly owned
                                                 which, in the aggregate and assuming exercise of                 subsidiary of DST
                                                 the options, would result in his owning less                     Systems, Inc.
                                                 than  1/2 of 1% of DST System's common shares.
                                                 Mr. Knapp is also President of Vermont Western
                                                 Assurance, Inc., a wholly owned subsidiary of
                                                 DST Systems (since December 2000). President,
                                                 Chief Executive Officer and a director
                                                 (September 1997 to October 2000) of DST
                                                 Catalyst, Inc., an international financial
                                                 markets consulting, software and computer
                                                 services company, (now DST International, a
                                                 subsidiary of DST). Previously (1991 to

                                                 October 2000), Chairman, President, Chief
                                                 Executive Officer and a director of Catalyst
                                                 Institute (international public policy research
                                                 organization focused primarily on financial
                                                 markets and institutions); also (1991 to
                                                 September 1997), Chairman, President, Chief
                                                 Executive Officer and a director of Catalyst
                                                 Consulting (international financial institutions
                                                 business consulting firm).

Harry T. Lewis, Jr.              Trustee         Lewis Investments (since June 1988)                     22       Director, J.D.
210 University Blvd.                             (self-employed private investor). Formerly,                      Edwards & Co.
Suite 800                                        Senior Vice President, Rocky Mountain Region, of                 (1995 to March
Denver, CO 80206                                 Dain Bosworth Incorporated and member of that                    2002); Director,
                                                 firm's Management Committee (1981 to 1988).                      National Fuel
DOB: 1933                                                                                                         Corporation (oil
                                                                                                                  & gas production);
                                                                                                                  Advisory Director,
                                                                                                                  Otologics, LLC,
                                                                                                                  (implantable
                                                                                                                  hearing aid)
                                                                                                                  (since 1999);
                                                                                                                  Member of
                                                                                                                  Community
                                                                                                                  Advisory Board,
                                                                                                                  Wells Fargo
                                                                                                                  Bank-Denver

William Sinclaire                Trustee         President (since January 1998), Santa Clara LLC         22            n/a
210 University Blvd.                             (privately owned agricultural company).
Suite 800                                        President (January 1963 to January 1998),
Denver, CO 80206                                 Sinclaire Cattle Co. (privately owned
                                                 agricultural company).
DOB: 1928

Albert C. Yates                  Trustee         President (since 1990), Chancellor and Professor        22       Member, Board of
210 University Blvd.                             of Chemistry-Department of Chemistry, of                         Directors, Adolph
Suite 800                                        Colorado State University. Formerly Executive                    Coors Company
Denver, CO 80206                                 Vice President and Provost (1983 to 1990),                       (brewing company)
                                                 Academic Vice President and Provost (1981 to                     (since 1998);
DOB: 1941                                        1983) and Professor of Chemistry (1981 to 1990)                  Member, Board of
                                                 of Washington State University. Vice President                   Directors,
                                                 and University Dean for Graduate Studies and                     Dominion
                                                 Research and Professor of Chemistry of the                       Industrial Capital
                                                 University of Cincinnati (1977 to 1981).                         Bank (1999 to
                                                                                                                  2000); Member,
                                                                                                                  Board of
                                                                                                                  Directors,
                                                                                                                  Centennial Bank
                                                                                                                  of the West
                                                                                                                  (since 2001)

                                  POSITION(s)                                                       NUMBER OF
                                 HELD WITH THE                                                       FUNDS IN
                                  TRUST, TERM                                                          FUND          OTHER
                                 OF OFFICE AND                                                        COMPLEX     DIRECTORSHIPS
NAME, ADDRESS                      LENGTH OF                                                        OVERSEEN BY       HELD
AND AGE                           TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS        TRUSTEE      BY TRUSTEE
-------------                    -------------   ---------------------------------------------      -----------   -------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*                President and   President and a director since May 1999                 22       Audit Committee
210 University Blvd.             Trustee of      (Executive Vice President from February 1999                     Member of the
Suite 800                        the Trust       to May 1999) of Berger Growth Fund and                           Public Employees'
Denver, CO 80206                 (since May      Berger Large Cap Growth Fund. President and                      Retirement
                                 1999)           a trustee since May 1999 (Executive Vice                         Association of
DOB: 1949                                        President from February 1999 to May 1999) of                     Colorado (pension
                                                 Berger Investment Portfolio Trust, Berger                        plan)(from
                                                 Institutional Products Trust, Berger                             November 1997 to
                                                 Worldwide Funds Trust, Berger Worldwide                          December 2001).
                                                 Portfolios Trust and Berger Omni Investment
                                                 Trust. President and Chief Executive Officer
                                                 (since June 1999) (Executive Vice President
                                                 from February 1999 to June 1999) of Berger
                                                 Financial Group LLC (formerly Berger LLC).
                                                 Director, President and Chief Executive
                                                 Office of Stilwell Management, Inc. (since
                                                 September 1999). President and Chief
                                                 Executive Officer of Berger/Bay Isle LLC
                                                 (since May 1999). Self-employed as a
                                                 consultant from July 1995 through February
                                                 1999. Director of Wasatch Advisors
                                                 (investment management) from February 1997
                                                 to February 1999.

* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).

                                  POSITION(s) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF TIME
AND AGE                                        SERVED                       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    ----------------------------------         ---------------------------------------------
OFFICERS OF THE TRUST

Jay W. Tracey, CFA*              Executive Vice President of the     Executive Vice President of the Berger Funds (since August
210 University Blvd.             Trust (since Aug. 2000) and         2000). Executive Vice President and Chief Investment Officer
Suite 800                        Portfolio Manager (since June       of Berger Financial Group LLC (since June 2000). Portfolio
Denver, CO 80206                 2000)                               manager of the Berger Growth Fund (since August 2000); team portfolio manager of the Berger Select Fund (since June
DOB: 1954                                                            2000) and the Berger Large Cap Growth Fund (from January
                                                                     2001 through December 2001). Team portfolio manager (since
                                                                     December 2001) of the Berger Mid Cap Growth Fund and team
                                                                     interim portfolio manager (since December 2001) of the
                                                                     Berger New Generation Fund. Formerly, Vice President and
                                                                     portfolio manager at OppenheimerFunds, Inc. (September 1994 to May 2000).

Paul A. LaRocco, CFA*            Vice President of the Trust         Vice President (since February 2001) and portfolio manager
210 University Blvd.             (since Feb. 2001) and Portfolio     (since January 2001) of the Berger Small Company Growth
Suite 800                        Manager (since Jan. 2001)           Fund. Vice President (since February 2001) and team
Denver, CO 80206                                                     portfolio manager (since January 2001) of the Berger Select
                                                                     Fund. Team portfolio manager (since December 2001) of the
DOB: 1958                                                            Berger Mid Cap Growth Fund and interim team portfolio
                                                                     manager (since December 2001) of the Berger

                                                                     New Generation Fund. Vice President of Berger Financial
                                                                     Group LLC (since December 2000). Formerly, portfolio manager with Montgomery Asset Management (from January 2000 through
                                                                     December 2000); senior portfolio manager with Founders Asset
                                                                     Management (from March 1998 through December 1999); and
                                                                     portfolio manager with OppenheimerFunds (from January 1993 through March 1998).

Steven L. Fossel, CFA*           Vice President of the Trust         Vice President (since August 2000) and portfolio manager
210 University Blvd.             (since Aug. 2000) and Portfolio     (since June 2000) of the Berger Balanced Fund. Vice
Suite 800                        Manager (since Jun. 2000)           President (since August 2000) and team portfolio manager
Denver, CO 80206                                                     (since June 2000) of the Berger Select Fund. Vice President
                                                                     (since February 2001) and portfolio manager (since December
DOB: 1968                                                            2001) of the Berger Large Cap Growth Fund; and team
                                                                     portfolio manager (from January 2001 through December 2001)
                                                                     of the Berger Large Cap Growth Fund. Interim portfolio
                                                                     manager (from June 2000 to January 2001) of the Berger Large
                                                                     Cap Growth Fund. Vice President and portfolio manager of
                                                                     Berger Financial Group LLC (since June 2000); senior equity analyst with Berger Financial Group LLC (from March 1998 to
                                                                     June 2000). Formerly, analyst and assistant portfolio
                                                                     manager with Salomon Brothers Asset Management (from August
                                                                     1992 to February 1998).

Janice M. Teague*                Vice President of the Trust         Vice President (since November 1998) and Assistant Secretary
210 University Blvd.             (since November 1998) and           (since February 2000 and previously from September 1996 to
Suite 800                        Assistant Secretary (since          November 1998) and Secretary (November 1998 to February
Denver, CO 80206                 February 2000)                      2000) of the Berger Funds. Vice President (since October
                                                                     1997), Secretary (since November 1998) and Assistant
DOB: 1954                                                            Secretary (October 1996 through November 1998) with Berger
                                                                     Financial Group LLC. Vice President and Secretary with
                                                                     Berger Distributors LLC (since August 1998). Vice President and Secretary of Bay Isle Financial LLC (since January
                                                                     2002). Formerly, self-employed as a business consultant
                                                                     (from June 1995 through September 1996).

Andrew J. Iseman*                Vice President of the Trust         Vice President of the Berger Funds (since March 2001). Vice
210 University Blvd.             (since Mar. 2001)                   President (since September 1999) and Chief Operating Officer
Suite 800                                                            (since November 2000) of Berger Financial Group LLC. Manager
Denver, CO 80206                                                     (since September 1999) and Director (June 1999 to September
                                                                     1999) of Berger Distributors LLC. Vice President-Operations
DOB: 1964                                                            (February 1999 to November 2000) of Berger Financial Group
                                                                     LLC. Associate (November 1998 to February 1999) with DeRemer
                                                                     & Associates (a consulting firm). Vice President-Operations
                                                                     (February 1997 to November 1998) and Director of Research
                                                                     and Development (May 1996 to February 1997) of Berger
                                                                     Financial Group LLC.

Anthony R. Bosch*                Vice President of the Trust         Vice President of the Berger Funds (since February 2000).
210 University Blvd.             (since Feb. 2000)                   Vice President (since June 1999) and Chief Legal Officer
Suite 800                                                            (since August 2000) with Berger Financial Group LLC. Vice
Denver, CO 80206                                                     President and Chief Compliance Officer with Berger
                                                                     Distributors LLC (since September 2001). Vice President of
DOB: 1965                                                            Bay Isle Financial LLC (since January 2002). Formerly,
                                                                     Assistant Vice President of Federated Investors, Inc.
                                                                     (December 1996 through May 1999), and Attorney with the U.S.
                                                                     Securities and Exchange Commission (June 1990 through
                                                                     December 1996).

Brian S. Ferrie*                 Vice President of the Trust         Vice President of the Berger Funds (since November 1998).
210 University Blvd.             (since Nov. 1998)                   Vice President (since February 1997), Treasurer and Chief
Suite 800                                                            Financial Officer (since March 2001) and Chief Compliance
Denver, CO 80206                                                     Officer (from August 1994 to March 2001) with Berger
                                                                     Financial Group LLC. Vice President (since May 1996),
DOB: 1958                                                            Treasurer and Chief Financial Officer (since March 2001) and
                                                                     Chief Compliance Officer (from May 1996 to September 2001)
                                                                     with Berger Distributors LLC.

John A. Paganelli*               Vice President (since Nov. 1998)    Vice President (since November 1998), Treasurer (since March
210 University Blvd.             and Treasurer (since Mar. 2001)     2001) and Assistant Treasurer (November 1998 to March 2001)
Suite 800                        of the Trust                        of the Berger Funds. Vice President (since November 1998)
Denver, CO 80206                                                     and Manager of Accounting (January 1997 through November
                                                                     1998) with Berger Financial Group LLC. Formerly, Manager of
DOB: 1967                                                            Accounting (December 1994 through October 1996) and Senior
                                                                     Accountant (November 1991 through December 1994) with
                                                                     Palmeri Fund Administrators, Inc.

Sue Vreeland*                    Secretary of the Trust (since       Secretary of the Berger Funds (since February 2000).
210 University Blvd.             Feb. 2000)                          Assistant Secretary of Berger Financial Group LLC and Berger
Suite 800                                                            Distributors LLC (since June 1999) and Bay Isle Financial
Denver, CO 80206                                                     LLC (since December 2001). Formerly, Assistant Secretary of the Janus Funds (from March 1994 to May 1999), Assistant
DOB: 1948                                                            Secretary of Janus Distributors, Inc. (from June 1995 to May
                                                                     1997) and Manager of Fund Administration for Janus Capital
                                                                     Corporation (from February 1992 to May 1999).

David C. Price, CPA*             Assistant Vice President of the     Assistant Vice President (since March 2001) of the Berger
210 University Blvd.             Trust (since Mar. 2001)             Funds. Assistant Vice President-Compliance (since March
Suite 800                                                            2001) with Berger Financial Group LLC. Formerly, Senior
Denver, CO 80206                                                     Auditor (July 1996 through August 1998) and Auditor (August
                                                                     1993 through June 1996) with PricewaterhouseCoopers LLP, a
DOB: 1969                                                            public accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of the Trust    Assistant Treasurer (since March 2001) of the Berger Funds.
210 University Blvd.             (since Mar. 2001)                   Assistant Vice President (since January 2002) and Manager of
Suite 800                                                            Investment Accounting (August 1999 through January 2002)
Denver, CO 80206                                                     with Berger Financial Group LLC. Formerly, Senior Auditor
                                                                     (December 1998 through August 1999) and Auditor (August 1997
DOB: 1972                                                            through December 1998) with PricewaterhouseCoopers LLP, a
                                                                     public accounting firm, and Senior Fund Accountant (January
                                                                     1996 through July 1997) with INVESCO Funds Group.

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:



                                                                                                                       NUMBER OF
                                                                                                                      MEETINGS HELD
                                                                                                                       DURING LAST
COMMITTEE                   FUNCTIONS                                              MEMBERS                             FISCAL YEAR
---------                   ---------                                              -------                            -------------
Audit Committee             Reviews the financial reporting process, the system    Michael Owen (Chair)
                            of internal control, the audit process, and the        Katherine A. Cattanach (Vice Chair)
                            Trust's process for monitoring compliance with         Dennis E. Baldwin
                            investment restrictions and applicable laws as well    Paul R. Knapp
                            as the Trust's Code of Ethics.                         Harry T. Lewis, Jr.
                                                                                   William Sinclaire
                                                                                   Albert C. Yates

Nominating Committee        Identifies and recommends individuals for Trustee      Katherine A. Cattanach (Chair)
                            membership. The committee does not consider            Michael Owen
                            nominees recommended by securityholders.               Dennis E. Baldwin
                                                                                   Harry T. Lewis, Jr.
                                                                                   William Sinclaire
                                                                                   Albert C. Yates

Compensation Committee      Determines and reviews the level of compensation for   Katherine A. Cattanach (Chair)
                            Independent Trustees/Directors.                        William Sinclaire
                                                                                   Albert C. Yates

Pricing Committee           Determines the fair value of restricted securities     Harry T. Lewis, Jr. (Chair)
                            and other securities for which market quotations are   Dennis E. Baldwin
                            not readily available pursuant to procedures adopted   Jack R. Thompson
                            by the Trustees.                                       Albert C. Yates

Brokerage Committee         Reviews and makes recommendations regarding matters    Dennis E. Baldwin (Chair)
                            related to the Trust's use of brokerage commissions    Katherine A. Cattanach
                            and placement of portfolio transactions.               Harry T. Lewis, Jr.
                                                                                   Jack R. Thompson



The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2002.



                                                                               AGGREGATE DOLLAR RANGE OF SECURITIES IN
                                                                                 ALL REGISTERED INVESTMENT COMPANIES
NAME OF TRUSTEE              DOLLAR RANGE OF SECURITIES IN THE FUNDS           OVERSEEN BY THE TRUSTEE IN BERGER FUNDS
---------------              ---------------------------------------           ---------------------------------------
INDEPENDENT TRUSTEES

Michael Owen                 Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Dennis E. Baldwin            Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund

                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Katherine A. Cattanach       Berger Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund

                             Berger New Generation Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Paul R. Knapp                Berger Mid Cap Value Fund
                             Berger Information Technology Fund
                             Berger Large Cap Value Fund
                             Berger Small Cap Value Fund

Harry T. Lewis, Jr.          Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund

                             Berger Balanced Fund
                             Berger Small Company Growth Fund

                             Berger Information Technology Fund
                             Berger Large Cap Value Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

William Sinclaire            Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund

                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Albert C. Yates              Berger Mid Cap Growth Fund                                        $10,001 - $50,000
                             Berger Mid Cap Value Fund

                             Berger Information Technology Fund
                             Berger International Fund

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson             Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund

                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger Small Cap Value Fund



APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  The Fund's Investment Advisory and Sub-Advisory Agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the Agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Fund's Investment Advisory and Sub-Advisory Agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Investment Advisory and Sub-Advisory Agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such Agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's Investment Advisory and Sub-Advisory Agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the Agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the Agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                  In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory and Sub-Advisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION


                  The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2002. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.


                  The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Fund and the other Berger Funds:


              NAME AND POSITION
              WITH BERGER FUNDS                                   AGGREGATE COMPENSATION FROM
              -----------------                 ------------------------------------------------------------------
                                                                                     ALL BERGER FUNDS(1) FISCAL
                                                BERGER SMALL CAP VALUE FUND II(1)   YEAR ENDING SEPTEMBER 30, 2002
                                                ---------------------------------   -------------------------------
     Dennis E. Baldwin(3)                                    $                                    $

     Katherine A. Cattanach(3)                               $                                    $

     Paul R. Knapp(3)                                        $                                    $

     Harry T. Lewis(3)                                       $                                    $

     Michael Owen(3)                                         $                                    $

     William Sinclaire(3)                                    $                                    $

     Albert C. Yates(3)                                      $ 4                                  $

     Jack R. Thompson(3),(4),(5)                             $ 0                                  $ 0

(1) The Fund was not added as a series of the Trust until March 28, 2002. Figures are estimates for the first year of operations of the Fund as a series of the Trust.


(2) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, the Berger Mid Cap Value Fund, the Berger Small Cap Value Fund II and the Berger Balanced
         Fund), the Berger Institutional Products Trust (four series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $; Katherine
         A. Cattanach $; William Sinclaire $; Albert C. Yates $.


(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4)      Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.




                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain of the Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, those Berger Funds that have adopted the plan are permitted to purchase shares of the designated funds in order to offset their obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that Fund.



                  As of December 31, 2002, the current officers and trustees of the Fund as a group owned of record or beneficially no shares of the Fund.


                  The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER


                  Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206 is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.



                  BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $ billion as of December 31, 2002. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately % of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.





BAY ISLE FINANCIAL LLC - SUB-ADVISER


                  Bay Isle Financial LLC ("Bay Isle") (formerly Bay Isle Financial Corporation), 475 14th Street, Suite 550, Oakland, California 94612, is the investment sub-adviser for the Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Effective December 31, 2002, BFG acquired all of the outstanding shares of Bay Isle. Bay Isle is a wholly owned subsidiary of BFG.


INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

                  Under the Investment Advisory Agreement between the adviser and the Fund, the adviser is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

                  Under the Agreement, the adviser is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund.

                  Investment advisory fees are charged to the Fund according to the following schedule:

                  FUND              AVERAGE DAILY NET ASSETS       ANNUAL RATE
Berger Small Cap Value Fund II         First $500 million             0.85%
                                       Next $500 million              0.80%
                                        Over $1 billion               0.75%

                  Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Institutional Shares class to the extent transfer agency, investor reporting and registration expenses of the Institutional Shares class exceed 0.25%.

                  The Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or sub-adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice, and terminates automatically in the event of its assignment.

                  Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.85% of the first $500 million of average daily net assets of the Fund, 0.80% of the next $500 million and 0.75% of any amount in excess of $1 billion, excluding reimbursement of any expenses.

                  The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

                  While investment decisions for the Fund are made independently by the sub-adviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.

                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.


RESTRICTIONS ON PERSONAL TRADING

                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Fund, in accordance with a policy regarding personal investing in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Fund or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

                  Bay Isle Financial LLC has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.

                  In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.

5.                EXPENSES OF THE FUND

                  In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.


                  Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2002, BFG did not charge an administrative fee to the Fund. The administrative services fees may be changed by the Fund's trustees without investor approval.


                  Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors, LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors, LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors, LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

                  The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. Each of the Funds has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

                  All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.

OTHER EXPENSE INFORMATION

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                  The Fund and/or its adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.


                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.


DISTRIBUTOR


                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Institutional Shares.

6.                BROKERAGE POLICY

                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

                  The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. The Fund's adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services included a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.

                  The Fund's adviser and sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                  These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by the adviser or sub-adviser from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                  The Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The directors or trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser will seek the best execution of each transaction.

7.                HOW TO PURCHASE AND REDEEM SHARES OF THE FUND

                  Minimum Initial Investment
                  for Institutional Shares:                     $250,000.00

                  Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000.

                  To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO  64121-9958

                  Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

                  Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined here.


                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from the Fund as described here.

                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                  The Fund also offers a Systematic Investment Plan (minimum $50 per month) and a Systematic Withdrawal Plan (minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.


9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT


                  This discussion summarizes certain federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.


                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.


                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.


                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.


                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.


11.               TAX-SHELTERED RETIREMENT PLANS



                  The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call 1-800-259-2820, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.


12.               EXCHANGE PRIVILEGE

                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

                  An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.


                  All performance figures for the Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.



                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                                   n
                                           P(1 + T)  = ERV

                  Where    P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return
                           n     = the number of years

                           ERV   = the ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the period.


                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:



                                                 n
                                           P(1+T)  = ATV
                                                        D
                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after taxes
                                   on distributions)
                           n     = the number of years
                           ATV   = ending value of a hypothetical $1,000 payment
                              D    made at the beginning of the period.



                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.



                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:



                                                 n
                                           P(1+T)  = ATV
                                                        DR
                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after taxes
                                   on distributions and redemption)
                           n     = the number of years
                  ATV            = ending value of a hypothetical $1,000 payment
                     DR            made at the beginning of the period.



                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


                   Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.



14.               ADDITIONAL INFORMATION

FUND ORGANIZATION

                  The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on March 28, 2002.

                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of nine series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has three classes of shares, although others may be added in the future.

                  Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

                  CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE ON SPECIAL FUND STRUCTURE

                  The Fund has divided its shares into classes and has three classes of shares outstanding, the Institutional Shares covered by this SAI, and the Service Shares and Investor Shares offered through separate prospectuses and statements of additional information. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are made available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001. Service Shares are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries and bear a 0.25% 12b-1 fee and 0.25% service fee. Information concerning Service Shares is available from the Fund at 1-800-333-1001.

                  Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS


                  Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding Institutional Shares of the Fund.


DISTRIBUTION


                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.


OTHER INFORMATION

                  The Fund has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this SAI is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS


[TO BE UPDATED]

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         BERGER SMALL CAP VALUE FUND II
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)


                                 SERVICE SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427


                    This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus describing the Service Shares of the Berger Small Cap Value Fund II (the "Fund"), dated January ___, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.

                    This SAI is about the class of shares of the Fund designated as Service Shares. Service Shares are not offered directly to the public, but are sold through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.





                             DATED JANUARY ___, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS

                                                           PAGE    CROSS-REFERENCES TO RELATED
SECTION                                                     NO.    DISCLOSURES IN PROSPECTUS
-------                                                    ----    ---------------------------
     Introduction                                            2     Table of Contents

1.   Investment Strategies and Risks of                      2     Berger Small Cap Value Fund II;
     the Fund                                                      The Fund's Goal and Principal Investment Strategies;
                                                                   Principal Risks

2.   Investment Restrictions                                14     Berger Small Cap Value Fund II; The Fund's Goal and
                                                                   Principal Investment Strategies; Principal Risks;
                                                                   Investment Techniques, Securities and Associated Risks

3.   Management of the Fund                                 16     Organization of the Fund

4.   Investment Adviser and Sub-Adviser                     26     Organization of the Fund

5.   Expenses of the Fund                                   28     Fund Expenses; Organization of the Fund

6.   Brokerage Policy                                       31     Organization of the Fund

7.   Purchasing and Redeeming Shares of the Fund            32     Purchasing and Selling (Redeeming) Shares

8.   How the Net Asset Value is Determined                  33     Fund Share Price

9.   Income Dividends, Capital Gains                        33     Distributions and Taxes
     Distributions and Tax Treatment

10.  Suspension of Redemption Rights                        35     Information About Your Account

11.  Performance Information                                35     N/A

12.  Additional Information                                 36     Organization of the Fund; Special Fund Structure

     Financial Information                                         N/A

                                  INTRODUCTION


                  The Fund described in this SAI is a mutual fund, or an open-end, management investment company. The Fund is a diversified fund.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.


                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.


                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The adviser's or sub-adviser's IPO trade allocation procedures govern which Fund and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under the IPO allocation procedures of Berger Financial Group LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, a Fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and
(e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments, and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.


                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.


                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.


                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.


                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.


                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.


2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.





                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.


                  The following fundamental restrictions apply to the Fund. The Fund may not:

                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.


                  7. The Berger Small Cap Value Fund II has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Fund.


3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's Board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Fund have adopted a trustee retirement age of 75 years.

                                  POSITION(s)                                                      NUMBER OF
                                 HELD WITH THE                                                     FUNDS IN
                                  TRUST, TERM                                                        FUND
                                 OF OFFICE AND                                                      COMPLEX           OTHER
NAME, ADDRESS                      LENGTH OF                                                       OVERSEEN BY     DIRECTORSHIPS
AND AGE                           TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS      TRUSTEE      HELD BY TRUSTEE
-------------                    -------------    ---------------------------------------------    -----------    ---------------
INDEPENDENT TRUSTEES

Michael Owen                     Chairman of     Dean of Zayed University (since September          22             n/a
210 University Blvd.             the Board       2000).  Formerly self-employed as a
Suite 800                                        financial and management consultant, and
Denver, CO 80206                                 in real estate development (from June
                                                 1999 to September 2000).  Dean (from 1993
DOB: 1937                                        to June 1999), and a member of the
                                                 Finance faculty (from 1989 to 1993), of
                                                 the College of Business, Montana State
                                                 University. Formerly, Chairman and Chief
                                                 Executive Officer of Royal Gold, Inc.
                                                 (mining) (1976 to 1989).

Dennis E. Baldwin                Trustee         President, Baldwin Financial Counseling            22             n/a
210 University Blvd.                             (since July 1991).  Formerly, Vice
Suite 800                                        President and Denver Office Manager of
Denver, CO 80206                                 Merrill Lynch Capital Markets (1978 to
                                                 1990).
DOB: 1928

Katherine A. Cattanach, CFA      Vice Chair of   Managing Principal (since September                22             n/a
210 University Blvd.             the Board       1987), Sovereign Financial Services, Inc.
Suite 800                                        (investment consulting firm).  Executive
Denver, CO 80206                                 Vice President (1981 to 1988), Captiva
                                                 Corporation, Denver, Colorado (private
DOB: 1945                                        investment management firm).  Ph.D. in
                                                 Finance (Arizona State University).

Paul R. Knapp                    Trustee         Executive Officer of DST Systems, Inc.             22       Director and
210 University Blvd.                             ("DST"), a publicly traded information                      Vice President
Suite 800                                        and transaction processing company, which                   (February 1998
Denver, CO 80206                                 acts as the Funds' transfer agent (since                    to November
                                                 October 2000). DST is 33% owned by                          2000) of West
DOB: 1945                                        Stilwell Management Inc., which owns                        Side Investments, Inc.
                                                 approximately 89.5% of Berger Financial                     (investments),
                                                 Group LLC.  Mr. Knapp owns common shares                    a wholly owned
                                                 and options convertible into common                         subsidiary of
                                                 shares of DST Systems which, in the                         DST Systems, Inc.
                                                 aggregate and assuming exercise of the
                                                 options, would result in his owning less
                                                 than  1/2 of 1% of DST System's common
                                                 shares.  Mr. Knapp is also President of
                                                 Vermont Western Assurance, Inc., a wholly
                                                 owned subsidiary of DST Systems (since
                                                 December 2000).  President, Chief
                                                 Executive Officer and a director
                                                 (September 1997 to October 2000) of DST
                                                 Catalyst, Inc., an international financial
                                                 markets consulting, software and computer
                                                 services company, (now DST International, a
                                                 subsidiary of DST). Previously (1991 to
                                                 October 2000), Chairman, President, Chief
                                                 Executive Officer and a director of
                                                 Catalyst Institute (international public
                                                 policy research organization focused
                                                 primarily on financial markets and
                                                 institutions); also (1991 to September
                                                 1997), Chairman, President, Chief Executive
                                                 Officer and a director of Catalyst
                                                 Consulting (international financial
                                                 institutions business consulting firm).

                                  POSITION(s)                                                      NUMBER OF
                                 HELD WITH THE                                                     FUNDS IN
                                  TRUST, TERM                                                        FUND
                                 OF OFFICE AND                                                      COMPLEX           OTHER
NAME, ADDRESS                      LENGTH OF                                                       OVERSEEN BY     DIRECTORSHIPS
AND AGE                           TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS      TRUSTEE      HELD BY TRUSTEE
-------------                    -------------    ---------------------------------------------    -----------    ---------------
Harry T. Lewis, Jr.              Trustee         Lewis Investments (since June 1988)                22       Director, J.D.
210 University Blvd.                             (self-employed private investor).                           Edwards & Co.
Suite 800                                        Formerly, Senior Vice President, Rocky                      (1995 to March 2002);
Denver, CO 80206                                 Mountain Region, of Dain Bosworth                           Director, National
                                                 Incorporated and member of that firm's                      Fuel Corporation (oil
DOB: 1933                                        Management Committee (1981 to 1988).                        & gas production);
                                                                                                             Advisory Director,
                                                                                                             Otologics, LLC,
                                                                                                             (implantable hearing
                                                                                                             aid)(since 1999);
                                                                                                             Member of Community
                                                                                                             Advisory Board, Wells
                                                                                                             Fargo Bank-Denver

William Sinclaire                Trustee         President (since January 1998), Santa              22             n/a
210 University Blvd.                             Clara LLC (privately owned agricultural
Suite 800                                        company).  President (January 1963 to
Denver, CO 80206                                 January 1998), Sinclaire Cattle Co.
                                                 (privately owned agricultural company).
DOB: 1928

Albert C. Yates                  Trustee         President (since 1990), Chancellor and             22       Member, Board of
210 University Blvd.                             Professor of Chemistry-Department of                        Directors, Adolph
Suite 800                                        Chemistry, of Colorado State University.                    Coors Company
Denver, CO 80206                                 Formerly Executive Vice President and                       (brewing company)
                                                 Provost (1983 to 1990), Academic Vice                       (since 1998); Member,
DOB: 1941                                        President and Provost (1981 to 1983) and                    Board of Directors,
                                                 Professor of Chemistry (1981 to 1990) of                    Dominion Industrial
                                                 Washington State University.  Vice                          Capital Bank (1999 to
                                                 President and University Dean for                           2000); Member, Board
                                                 Graduate Studies and Research and                           of Directors,
                                                 Professor of Chemistry of the University                    Centennial Bank of
                                                 of Cincinnati (1977 to 1981).                               the West (since 2001)

                                  POSITION(S)                                                     NUMBER OF
                                 HELD WITH THE                                                     FUNDS IN
                                  TRUST, TERM                                                        FUND
                                 OF OFFICE AND                                                     COMPLEX            OTHER
NAME, ADDRESS                      LENGTH OF                                                      OVERSEEN BY   DIRECTORSHIPS HELD
AND AGE                           TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS      TRUSTEE         BY TRUSTEE
-------------                    -------------   ---------------------------------------------    -----------   ------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*                President and   President and a director since May 1999             22          Audit Committee
210 University Blvd.             Trustee of      (Executive Vice President from February                         Member of the
Suite 800                        the Trust       1999 to May 1999) of Berger Growth Fund                         Public Employees'
Denver, CO 80206                 (since May      and Berger Large Cap Growth Fund.                               Retirement
                                 1999)           President and a trustee since May 1999                          Association of
DOB: 1949                                        (Executive Vice President from February                         Colorado (pension
                                                 1999 to May 1999) of Berger Investment                          plan) (from
                                                 Portfolio Trust, Berger Institutional                           November 1997 to
                                                 Products Trust, Berger Worldwide Funds                          December 2001).
                                                 Trust, Berger Worldwide Portfolios Trust
                                                 and Berger Omni Investment Trust. President
                                                 and Chief Executive Officer (since June
                                                 1999) (Executive Vice President from
                                                 February 1999 to June 1999) of Berger
                                                 Financial Group LLC (formerly Berger LLC).
                                                 Director, President and Chief Executive
                                                 Office of Stilwell Management, Inc. (since
                                                 September 1999). President and Chief
                                                 Executive Officer of Berger/Bay Isle LLC
                                                 (since May 1999). Self-employed as a
                                                 consultant from July 1995 through February
                                                 1999. Director of Wasatch Advisors
                                                 (investment management) from February 1997
                                                 to February 1999.

* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).


                                  POSITION(s) HELD WITH THE
NAME, ADDRESS                     TRUST, TERM OF OFFICE AND
AND AGE                             LENGTH OF TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                     -------------------------      ---------------------------------------------
OFFICERS OF THE TRUST

Jay W. Tracey, CFA*              Executive Vice President of   Executive Vice President of the Berger Funds (since August
210 University Blvd.             the Trust (since Aug. 2000)   2000).  Executive Vice President and Chief Investment Officer
Suite 800                        and Portfolio Manager         of Berger Financial Group LLC (since June 2000).  Portfolio
Denver, CO 80206                 (since June 2000)             manager of the Berger Growth Fund (since August 2000); team portfolio manager of the Berger Select Fund (since June 2000)
DOB: 1954                                                      and the Berger Large Cap Growth Fund (from January 2001
                                                               through December 2001).  Team portfolio manager (since
                                                               December 2001) of the Berger Mid Cap Growth Fund and team
                                                               interim portfolio manager (since December 2001) of the Berger
                                                               New Generation Fund.  Formerly, Vice President and portfolio manager at OppenheimerFunds, Inc. (September 1994 to May
                                                               2000).

Paul A. LaRocco, CFA*            Vice President of the Trust   Vice President (since February 2001) and portfolio manager
210 University Blvd.             (since Feb. 2001) and         (since January 2001) of the Berger Small Company Growth Fund.
Suite 800                        Portfolio Manager (since      Vice President (since February 2001) and team portfolio
Denver, CO 80206                 Jan. 2001)                    manager (since January 2001) of the Berger Select Fund.  Team portfolio manager (since December 2001) of the Berger Mid Cap
DOB: 1958                                                      Growth Fund and interim team portfolio manager (since
                                                               December 2001) of the Berger New Generation Fund.  Vice
                                                               President of Berger Financial Group LLC (since December
                                                               2000). Formerly, portfolio manager with Montgomery Asset
                                                               Management (from January 2000 through December 2000); senior portfolio manager with Founders Asset Management (from March
                                                               1998 through December 1999); and portfolio manager with
                                                               OppenheimerFunds (from January 1993 through March 1998).

                                  POSITION(s) HELD WITH THE
NAME, ADDRESS                     TRUST, TERM OF OFFICE AND
AND AGE                             LENGTH OF TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                     -------------------------      ---------------------------------------------
Steven L. Fossel, CFA*           Vice President of the Trust   Vice President (since August 2000) and portfolio manager
210 University Blvd.             (since Aug. 2000) and         (since June 2000) of the Berger Balanced Fund.  Vice
Suite 800                        Portfolio Manager (since      President (since August 2000) and team portfolio manager
Denver, CO 80206                 Jun. 2000)                    (since June 2000) of the Berger Select Fund. Vice President
                                                               (since February 2001) and portfolio manager (since December
DOB: 1968                                                      2001) of the Berger Large Cap Growth Fund; and team portfolio manager (from January 2001 through December 2001) of the
                                                               Berger Large Cap Growth Fund. Interim portfolio manager (from
                                                               June 2000 to January 2001) of the Berger Large Cap Growth
                                                               Fund. Vice President and portfolio manager of Berger
                                                               Financial Group LLC (since June 2000); senior equity analyst with Berger Financial Group LLC (from March 1998 to June
                                                               2000). Formerly, analyst and assistant portfolio manager with
                                                               Salomon Brothers Asset Management (from August 1992 to
                                                               February 1998).

Janice M. Teague*                Vice President of the Trust   Vice President (since November 1998) and Assistant Secretary
210 University Blvd.             (since November 1998) and     (since February 2000 and previously from September 1996 to
Suite 800                        Assistant Secretary (since    November 1998) and Secretary (November 1998 to February 2000)
Denver, CO 80206                 February 2000)                of the Berger Funds.  Vice President (since October 1997),
                                                               Secretary (since November 1998) and Assistant Secretary
DOB: 1954                                                      (October 1996 through November 1998) with Berger Financial
                                                               Group LLC.  Vice President and Secretary with Berger
                                                               Distributors LLC (since August 1998).  Vice President and
                                                               Secretary of Bay Isle Financial LLC (since January 2002).
                                                               Formerly, self-employed as a business consultant (from June
                                                               1995 through September 1996).

Andrew J. Iseman*                Vice President of the Trust   Vice President of the Berger Funds (since March 2001).  Vice
210 University Blvd.             (since Mar. 2001)             President (since September 1999) and Chief Operating Officer
Suite 800                                                      (since November 2000) of Berger Financial Group LLC.  Manager
Denver, CO 80206                                               (since September 1999) and Director (June 1999 to September
                                                               1999) of Berger Distributors LLC.  Vice President-Operations
DOB: 1964                                                      (February 1999 to November 2000) of Berger Financial Group
                                                               LLC.  Associate (November 1998 to February 1999) with DeRemer
                                                               & Associates (a consulting firm). Vice President-Operations
                                                               (February 1997 to November 1998) and Director of Research and
                                                               Development (May 1996 to February 1997) of Berger Financial
                                                               Group LLC.

Anthony R. Bosch*                Vice President of the Trust   Vice President of the Berger Funds (since February 2000).
210 University Blvd.             (since Feb. 2000)             Vice President (since June 1999) and Chief Legal Officer
Suite 800                                                      (since August 2000) with Berger Financial Group LLC.  Vice
Denver, CO 80206                                               President and Chief Compliance Officer with Berger
                                                               Distributors LLC (since September 2001).  Vice President of
DOB: 1965                                                      Bay Isle Financial LLC (since January 2002).  Formerly,
                                                               Assistant Vice President of Federated Investors, Inc.
                                                               (December 1996 through May 1999), and Attorney with the U.S.
                                                               Securities and Exchange Commission (June 1990 through
                                                               December 1996).

Brian S. Ferrie*                 Vice President of the Trust   Vice President of the Berger Funds (since November 1998).
210 University Blvd.             (since Nov. 1998)             Vice President (since February 1997), Treasurer and Chief
Suite 800                                                      Financial Officer (since March 2001) and Chief Compliance
Denver, CO 80206                                               Officer (from August 1994 to March 2001) with Berger
                                                               Financial Group LLC.  Vice President (since May 1996),
DOB: 1958                                                      Treasurer and Chief Financial Officer (since March 2001) and
                                                               Chief Compliance Officer (from May 1996 to September 2001)
                                                               with Berger Distributors LLC.

                                  POSITION(s) HELD WITH THE
NAME, ADDRESS                     TRUST, TERM OF OFFICE AND
AND AGE                             LENGTH OF TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                     -------------------------      ---------------------------------------------
John A. Paganelli*               Vice President (since Nov.    Vice President (since November 1998), Treasurer (since March
210 University Blvd.             1998) and Treasurer (since    2001) and Assistant Treasurer (November 1998 to March 2001)
Suite 800                        Mar. 2001) of the Trust       of the Berger Funds.  Vice President (since November 1998)
Denver, CO 80206                                               and Manager of Accounting (January 1997 through November
                                                               1998) with Berger Financial Group LLC.  Formerly, Manager of
DOB: 1967                                                      Accounting (December 1994 through October 1996) and Senior
                                                               Accountant (November 1991 through December 1994) with Palmeri
                                                               Fund Administrators, Inc.

Sue Vreeland*                    Secretary of the Trust        Secretary of the Berger Funds (since February 2000).
210 University Blvd.             (since Feb. 2000)             Assistant Secretary of Berger Financial Group LLC and Berger
Suite 800                                                      Distributors LLC (since June 1999) and Bay Isle Financial LLC
Denver, CO 80206                                               (since December 2001).  Formerly, Assistant Secretary of the
                                                               Janus Funds (from March 1994 to May 1999), Assistant
DOB: 1948                                                      Secretary of Janus Distributors, Inc. (from June 1995 to May
                                                               1997) and Manager of Fund Administration for Janus Capital
                                                               Corporation (from February 1992 to May 1999).

David C. Price, CPA*             Assistant Vice President of   Assistant Vice President (since March 2001) of the Berger
210 University Blvd.             the Trust (since Mar. 2001)   Funds. Assistant Vice President-Compliance (since March 2001)
Suite 800                                                      with Berger Financial Group LLC.  Formerly, Senior Auditor
Denver, CO 80206                                               (July 1996 through August 1998) and Auditor (August 1993
                                                               through June 1996) with PricewaterhouseCoopers LLP, a public
DOB: 1969                                                      accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of the    Assistant Treasurer (since March 2001) of the Berger Funds.
210 University Blvd.             Trust (since Mar. 2001)       Assistant Vice President (since January 2002) and Manager of
Suite 800                                                      Investment Accounting (August 1999 through January 2002) with
Denver, CO 80206                                               Berger Financial Group LLC.  Formerly, Senior Auditor
                                                               (December 1998 through August 1999) and Auditor (August 1997
DOB: 1972                                                      through December 1998) with PricewaterhouseCoopers LLP, a
                                                               public accounting firm, and Senior Fund Accountant (January
                                                               1996 through July 1997) with INVESCO Funds Group.

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:


                                                                                                              NUMBER OF
                                                                                                            MEETINGS HELD
                                                                                                             DURING LAST
COMMITTEE                       FUNCTIONS                         MEMBERS                                    FISCAL YEAR
---------                       ---------                         -------                                   -------------
Audit Committee                 Reviews the financial reporting   Michael Owen (Chair)
                                process, the system of internal   Katherine A. Cattanach (Vice Chair)
                                control, the audit process, and   Dennis E. Baldwin
                                the Trust's process for           Paul R. Knapp
                                monitoring compliance with        Harry T. Lewis, Jr.
                                investment restrictions and       William Sinclaire
                                applicable laws as well as the    Albert C. Yates
                                Trust's Code of Ethics.

                                                                                                              NUMBER OF
                                                                                                            MEETINGS HELD
                                                                                                             DURING LAST
COMMITTEE                       FUNCTIONS                         MEMBERS                                    FISCAL YEAR
---------                       ---------                         -------                                   -------------
Nominating Committee            Identifies and recommends         Katherine A. Cattanach (Chair)
                                individuals for Trustee           Michael Owen
                                membership.  The committee does   Dennis E. Baldwin
                                not consider nominees             Harry T. Lewis, Jr.
                                recommended by securityholders.   William Sinclaire
                                                                  Albert C. Yates

Compensation Committee          Determines and reviews the        Katherine A. Cattanach (Chair)
                                level of compensation for         William Sinclaire
                                Independent Trustees/Directors.   Albert C. Yates

Pricing Committee               Determines the fair value of      Harry T. Lewis, Jr. (Chair)
                                restricted securities and other   Dennis E. Baldwin
                                securities for which market       Jack R. Thompson
                                quotations are not readily        Albert C. Yates
                                available pursuant to
                                procedures adopted by the
                                Trustees.

Brokerage Committee             Reviews and makes                 Dennis E. Baldwin (Chair)
                                recommendations regarding         Katherine A. Cattanach
                                matters related to the Trust's    Harry T. Lewis, Jr.
                                use of brokerage commissions      Jack R. Thompson
                                and placement of portfolio
                                transactions.



The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2002.



                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN
NAME OF TRUSTEE              DOLLAR RANGE OF SECURITIES IN THE FUNDS              BY THE TRUSTEE IN BERGER FUNDS
---------------              ---------------------------------------              ------------------------------
INDEPENDENT TRUSTEES

Michael Owen                 Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN
NAME OF TRUSTEE              DOLLAR RANGE OF SECURITIES IN THE FUNDS              BY THE TRUSTEE IN BERGER FUNDS
---------------              ---------------------------------------              ------------------------------
Dennis E. Baldwin            Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Katherine A. Cattanach       Berger Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Paul R. Knapp                Berger Mid Cap Value Fund
                             Berger Information Technology Fund
                             Berger Large Cap Value Fund
                             Berger Small Cap Value Fund

Harry T. Lewis, Jr.          Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger Large Cap Value Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

William Sinclaire            Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Balanced Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger International Fund
                             Berger Small Cap Value Fund

Albert C. Yates              Berger Mid Cap Growth Fund
                             Berger Mid Cap Value Fund
                             Berger Information Technology Fund
                             Berger International Fund

                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN
NAME OF TRUSTEE              DOLLAR RANGE OF SECURITIES IN THE FUNDS              BY THE TRUSTEE IN BERGER FUNDS
---------------              ---------------------------------------              ------------------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson             Berger Growth Fund
                             Berger Large Cap Growth Fund
                             Berger Mid Cap Growth Fund
                             Berger Small Company Growth Fund
                             Berger Information Technology Fund
                             Berger Small Cap Value Fund



APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  The Fund's Investment Advisory and Sub-Advisory Agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the Agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Fund's Investment Advisory and Sub-Advisory Agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Investment Advisory and Sub-Advisory Agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such Agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's Investment Advisory and Sub-Advisory Agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the Agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the Agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                   In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory and Sub-Advisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION


                  The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2002. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.


                  The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Fund and the other Berger Funds:


              NAME AND POSITION                                    AGGREGATE COMPENSATION FROM
              WITH BERGER FUNDS
              -----------------                ----------------------------------------------------------------------
                                                                                         ALL BERGER FUNDS(2) FISCAL
                                                BERGER SMALL CAP VALUE FUND II(1)      YEAR ENDING SEPTEMBER 30, 2002
                                               ---------------------------------      -------------------------------
     Dennis E. Baldwin(3)                                       $                                    $ 57,984


     Katherine A. Cattanach(3)                                  $                                    $

     Paul R. Knapp(3)                                           $                                    $

     Harry T. Lewis(3)                                          $                                    $

     Michael Owen(3)                                            $                                    $

     William Sinclaire(3)                                       $                                    $

     Albert C. Yates(3)                                         $                                    $

     Jack R. Thompson(3),(4),(5)                                $ 0                                  $      0


(1) The Fund was not added as a series of the Trust until March 28, 2002. Figures are estimates for the first year of operations of the Fund as a series of the Trust.

(2) Includes the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (including the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Select Fund, the Berger Information Technology Fund, the Berger Large Cap Value Fund, the Berger Mid Cap Value Fund, and the Berger Balanced Fund), the Berger Institutional Products Trust (seven series), the Berger Worldwide Funds Trust (three series, including the Berger International Fund), the Berger Worldwide Portfolios Trust (one series) and the Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $31,960; Lou Bindner $2,499; Katherine A. Cattanach $58,400; William Sinclaire $54,234; Albert C. Yates $17,500.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4)      Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.



                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain of the Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, those Berger Funds that have adopted the plan are permitted to purchase shares of the designated funds in order to offset their obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that Fund.


                  As of December 31, 2002, the current officers and trustees of the Fund as a group owned of record or beneficially no shares of the Fund.

                  The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER


                  Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206 is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

                  BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $ billion as of December 31, 2002. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately % of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.




BAY ISLE FINANCIAL LLC - SUB-ADVISER

                  Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 500, Oakland, California 94612, is the investment sub-adviser for the Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Effective December 31, 2001, BFG acquired all of the outstanding shares of Bay Isle. Bay Isle is a wholly owned subsidiary of BFG.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

                  Under the Investment Advisory Agreement between the adviser and the Fund, the adviser is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

                  Under the Agreement, the adviser is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund.

                  Investment advisory fees are charged to the Fund according to the following schedule:

                  FUND                  AVERAGE DAILY NET ASSETS           ANNUAL RATE
Berger Small Cap Value Fund II             First $500 million                 0.85%
                                           Next $500 million                  0.80%
                                            Over $1 billion                   0.75%

                  Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Service Shares class to the extent transfer agency, investor reporting and registration expenses of the Service Shares class exceed 0.25%.

                  The Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or sub-adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice, and terminates automatically in the event of its assignment.

                  Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.85% of the first $500 million of average daily net assets of the Fund, 0.80% of the next $500 million and 0.75% of any amount in excess of $1 billion, excluding reimbursement of any expenses.

                  The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

                  While investment decisions for the Fund are made independently by the sub-adviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  BFG has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.

                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.


RESTRICTIONS ON PERSONAL TRADING

                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Fund, in accordance with a policy regarding personal investing in each of the Codes of Ethics for BFG, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Fund or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.



                  In addition to the pre-clearance requirements described here for BFG and Berger Distributors LLC, the policy subjects directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.


                  Bay Isle Financial LLC has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.


5.                EXPENSES OF THE FUND

                  In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.


                  Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2002, BFG did not charge an administrative fee to the Fund. The administrative services fees may be changed by the Fund's trustees without investor approval.


                  Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors, LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors, LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors, LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

                  The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

                  All of State Street's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.

12b-1 PLAN

                  The Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to BFG of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets attributable to the Service Shares to finance activities primarily intended to result in the sale of those shares. The Plan is intended to benefit the Service Shares class of the Fund by attracting new assets into the class and thereby affording potential cost reductions due to economies of scale.

                  The expenses paid by BFG may include, but are not limited to:

         -- payments made to, and costs incurred by, the Fund's principal underwriter in connection with the distribution of Service Shares, including payments made to and expenses of officers and registered representatives of the Distributor;

         -- payments made to and expenses of other persons (including employees of BFG) who are engaged in or provide support services in connection with the distribution of Service Shares, such as answering routine telephone inquiries and processing investor requests for information;

         -- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) paid to securities dealers, financial institutions and other organizations that render distribution and administrative services in connection with the distribution of Service Shares, including services to holders of Service Shares and prospective investors;

         -- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

         -- costs of printing and distributing prospectuses and reports to prospective investors of Service Shares;

         -- costs involved in preparing, printing and distributing sales literature for Service Shares;

         -- costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the Fund relating to Service Shares that BFG deems advisable;

         -- and such other costs relating to Service Shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Service Shares.

                  Such 12b-1 fee payments are to be made by the Fund to BFG with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by BFG in such year; that is, if the distribution expenditures incurred by BFG are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by BFG, and if the distribution expenditures incurred by BFG are more than the total of such payments, the excess is not to be reimbursed to BFG by the Fund.

                  From time to time the Fund may engage in activities that jointly promote the sale of Service Shares and other funds that are or may in the future be advised or administered by BFG, which costs are not readily identifiable as related to any one fund. In such cases, the Fund's 12b-1 fees may be used to finance the joint promotion of the shares of the Service Shares, along with the shares of the other fund. BFG allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the trustees.

                  The current 12b-1 Plan will continue in effect until the end of April 2003, and from year to year thereafter if approved at least annually by the Fund's trustees and those trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plan may not be amended to increase materially the amount to be spent on distribution of Service Shares without investor approval.

SERVICE FEE

                  The Fund pays BFG a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the Service Shares class for providing shareholder and other administrative services to investors in order to maintain their accounts. BFG may select and compensate others to perform these services for their investors, including retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries.

OTHER EXPENSE INFORMATION

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                  The Fund and/or its adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR


                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Service Shares.


6.                BROKERAGE POLICY

                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

                  The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. The Fund's adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services included a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                  In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.

                  The Fund's adviser and sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                  These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by the adviser or sub-adviser from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of BFG due to the ownership interest of Stilwell in both DST and BFG.

                  The Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The directors or trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser will seek the best execution of each transaction.

7.                PURCHASING AND REDEEMING SHARES OF THE FUND

                  Investors may not purchase or redeem shares of the Fund directly. The Fund sells its shares through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. These financial intermediaries agree to maintain a $100,000 minimum aggregate account balance in the Fund. Please contact your financial professional or refer to your program documents for information regarding how you can purchase, redeem or exchange shares.

                  The Fund does not impose any sales charges, commissions or redemption fees for the purchase or redemption of Fund shares. However, financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge a separate fee for administrative services in connection with investments in Fund shares and may impose minimum investment amounts or limitations on the purchase or redemption of shares. If you invest through a retirement plan, your plan administrator may impose additional fees when you participate in the plan. These fees would be in addition to fees charged by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional provisions or conditions from those described in this prospectus.

                  Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee. Purchases must be made in U.S. dollars drawn on U.S. banks.

8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of the Service Shares is determined by dividing the Service Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Service Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Service Shares, by the total number of Service Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Service Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.


9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT


                  This discussion summarizes certain federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.


                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.


                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.


                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.


                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.


                  All performance figures for the Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:


                                         n
                                 P(1 + T)  = ERV

                  Where    P     =  a hypothetical initial payment of $1,000

                           T     =  the average annual total return

                           n     =  the number of years

                           ERV   =  the ending redeemable value of a
                                    hypothetical $1,000 payment made at the
                                    beginning of the period).

                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis and assume that all dividends and distributions are reinvested when paid.


                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

                  Where:   P     =  a hypothetical initial payment of $1,000

                           T     =  the average annual total return (after
                                    taxes on distributions)

                           n     =  the number of years

                           ATV   =  ending value of a hypothetical $1,000
                              D     payment made at the beginning of the
                                    period.

                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

                Where:      P     =   a hypothetical initial payment of $1,000

                            T     =   the average annual total return (after
                                      taxes on distributions and redemption)

                            n     =   the number of years

                            ATV   =   ending value of a hypothetical $1,000
                               DR     payment made at the beginning of the
                                      period.

                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


                  Total return of the Service Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.



12.               ADDITIONAL INFORMATION

FUND ORGANIZATION

                  The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on March 28, 2002.


                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of seven series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has three classes of shares, although others may be added in the future.


                  Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

                  CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE ON SPECIAL FUND STRUCTURE

                  The Fund has divided its shares into classes and has three classes of shares outstanding, the Service Shares covered by this SAI and the Institutional Shares and Investor Shares offered through separate prospectuses and statements of additional information. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are made available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001. Institutional Shares are designed for institutional, individual, and other investors willing to maintain a higher minimum account balance, currently set at $250,000. Information concerning Institutional Shares is available from the Fund at 1-800-259-2820.

                  Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS

                  Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding Service Shares of the Fund.

DISTRIBUTION


                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.


OTHER INFORMATION

                  The Fund has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this SAI is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS


                  [TO BE UPDATED]

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        BERGER INVESTMENT PORTFOLIO TRUST

PART C.           OTHER INFORMATION

Item 23.          Exhibits

                  The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 24.          Persons Controlled by or Under Common Control With Registrant

                  None.

Item 25.          Indemnification

                  Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Funds are series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, present and former trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or other proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 26.          Business and Other Connections of Investment Adviser

                  The business of Berger Financial Group LLC ("BFG"), the investment adviser of the Fund, is described in the Prospectus under the heading "Organization of the Fund -- Investment Managers" and in the Statement of Additional Information in Section 4, which are included in this Registration Statement. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Management of the Fund" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: David G. Mertens is a Senior Vice President of BFG; Senior Vice President of Stilwell Management, Inc.; and Manager, President and Chief Executive Officer of Berger Distributors LLC, a wholly-owned broker-dealer subsidiary of BFG and distributor of the Berger Funds; Lisa M. Steele is a Vice President-Operations of BFG and, formerly, Senior Vice President-Transfer Agency of Janus Service Corporation; and Julie DiIorio is a Vice President-Trading of BFG. The address of businesses referenced include:
BFG, Berger Distributors LLC and Stilwell Management, Inc. at 210 University Boulevard, Denver, Colorado 80206.

                  The business of Bay Isle Financial LLC ("Bay Isle"), the sub-adviser to the Berger Information Technology Fund, Berger Large Cap Value Fund and Berger Small Cap Value Fund II, is described in the Prospectus and in
Section 4 in the Statement of Additional Information, which are included in this Registration Statement. Information relating to the officers and directors of Bay Isle (current and for the past two years) is as follows: William F. K. Schaff is the President and Chief Investment Officer; and Gary G. Pollock is the Executive Vice President and Chief Operating Officer. The address of the business referenced is: 475 14th Street, Suite 550, Oakland, California 94612.

                  The business of Perkins, Wolf, McDonnell & Company ("PWM"), the sub-adviser to the Berger Mid Cap Value Fund, is also described in the Prospectus and in Section 4 of the Statement of Additional Information, which are included in this Registration Statement. Information relating to the officers and directors of PWM (current and for the past two years) is as follows: Robert H. Perkins is the President and Chief Investment Officer of PWM; and Greg E. Wolf is the Treasurer and Chief Operating Officer of PWM. The address of the business referenced is: 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

Item 27.          Principal Underwriters

                  (a) Investment companies for which the Fund's principal underwriter also acts as principal underwriter, depositor or investment adviser:

         Berger Growth Fund, Inc.
         Berger Large Cap Growth Fund, Inc.
         Berger Investment Portfolio Trust
                        -        Berger Mid Cap Growth Fund
                        -        Berger Small Company Growth Fund
                        -        Berger Information Technology Fund
                        -        Berger Large Cap Value Fund
                        -        Berger Mid Cap Value Fund
                        -        Berger Small Cap Value Fund II
                        -        Berger Balanced Fund
         Berger Omni Investment Trust
                        -        Berger Small Cap Value Fund
         Berger Institutional Products Trust
                        -        Berger IPT - Growth Fund
                        -        Berger IPT - Large Cap Growth Fund
                        -        Berger IPT - Small Company Growth Fund
                        -        Berger IPT - International Fund
         Berger Worldwide Funds Trust
                        -        Berger International Fund
                        -        International Equity Fund
                        -        Berger International CORE Fund

                    (b)    For Berger Distributors LLC:


                                                 Positions and                            Positions and
                                                 Offices with                             Offices with
             Name                                 Underwriter                              Registrant
             ----                                -------------                            -------------
David G. Mertens                   President, CEO and Manager                None

Brian S. Ferrie                    Vice President, Chief Financial Officer   Vice President
                                   and Treasurer

Janice M. Teague                   Vice President and Secretary              Vice President and Assistant Secretary

Anthony R. Bosch                   Vice President and Chief Compliance       Vice President
                                   Officer

Andrew J. Iseman                   Manager                                   Vice President

Sue Vreeland                       Assistant Secretary                       Secretary

                    The principal business address of each of the persons in the table above is 210 University Blvd., Denver, Colorado 80206.

                    (c)    Not applicable.

Item 28.            Location of Accounts and Records

                    The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

                    (a) Shareholder records are maintained by the Registrant's transfer agent, DST Systems, Inc., P.O. Box 219958, Kansas City, Missouri 64121;

                    (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171. Other records of the Registrant relating to purchases and sales; the Declaration of Trust; minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Denver, Colorado 80206.

                    (c) Certain records relating to day-to-day portfolio management of the Berger Mid Cap Value Fund are kept at the offices of its sub-adviser, Perkins, Wolf, McDonnell & Company, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

                    (d) Certain records relating to day-to-day portfolio management of the Berger Information Technology Fund, Berger Large Cap Value Fund, and Berger Small Cap Value Fund II are kept at the offices of its sub-adviser, Bay Isle Financial LLC, 475 14th Street, Suite 550, Oakland, California 94612.

Item 29.            Management Services

                    The Registrant has no management-related service contract that is not discussed in Parts A and B of this form.

Item 30.            Undertakings

                    Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 29th day of November, 2002.


                                   BERGER INVESTMENT PORTFOLIO TRUST
                                   (Registrant)

                                   By    /s/  Jack R. Thompson
                                     -------------------------------------------
                                     Name: Jack R. Thompson
                                          --------------------------------------
                                     Title:  President
                                           -------------------------------------


                    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                Signature                                 Title                                      Date
                ---------                                 -----                                      ----
/s/ Jack R. Thompson                               President (Principal                       November 29, 2002
---------------------------------------            Executive Officer)
Jack R. Thompson                                   and Trustee


/s/ Brian S. Ferrie                                Vice President (Principal                  November 29, 2002
---------------------------------------            Financial Officer)
Brian S. Ferrie


/s/ John A. Paganelli                              Vice President and Treasurer               November 29, 2002
---------------------------------------            (Principal Accounting
John A. Paganelli                                  Officer)


Dennis E. Baldwin*                                 Trustee                                    November 29, 2002
---------------------------------------
Dennis E. Baldwin


Katherine A. Cattanach*                            Trustee                                    November 29, 2002
---------------------------------------
Katherine A. Cattanach


Paul R. Knapp*                                     Trustee                                    November 29, 2002
---------------------------------------
Paul R. Knapp

                Signature                                 Title                                      Date
                ---------                                 -----                                      ----
Harry T. Lewis, Jr.*                               Trustee                                     November 29, 2002
---------------------------------------
Harry T. Lewis, Jr.


Michael Owen*                                      Trustee                                     November 29, 2002
---------------------------------------
Michael Owen


William Sinclaire*                                 Trustee                                     November 29, 2002
---------------------------------------
William Sinclaire


Albert C. Yates*                                   Trustee                                     November 29, 2002
---------------------------------------
Albert C. Yates


*By: /s/ Jack R. Thompson
     ----------------------------------
Jack R. Thompson
Attorney-in-fact

                        BERGER INVESTMENT PORTFOLIO TRUST
                                  EXHIBIT INDEX

N-1A                        EDGAR
Exhibit                     Exhibit
No.                         No.       Name of Exhibit
---------------             -------   ---------------
(1)     Exhibit 23(a)                 Trust Instrument
(2)     Exhibit 23(b)                 Bylaws
        Exhibit 23(c)                 Not applicable
(3)     Exhibit 23(d)-1               Form of Investment Advisory Agreement for
                                      Berger Small Company Growth Fund
(29)    Exhibit 23(d)-1a              Form of Amendment to Berger Small Company
                                      Growth Fund Investment Advisory Agreement
(4)     Exhibit 23(d)-2               Form of Investment Advisory Agreement for
                                      Berger New Generation Fund
(29)    Exhibit 23(d)-2a              Form of Amendment to Berger New Generation
                                      Fund Investment Advisory Agreement
(5)     Exhibit 23(d)-3               Form of Investment Advisory Agreement for
                                      Berger Balanced Fund
(29)    Exhibit 23(d)-3a              Form of Amendment to Berger Balanced Fund
                                      Investment Advisory Agreement
(6)     Exhibit 23(d)-4               Form of Investment Advisory Agreement for
                                      Berger Select Fund
(29)    Exhibit 23(d)-4a              Form of Amendment to Berger Select Fund
                                      Investment Advisory Agreement
(7)     Exhibit 23(d)-5               Form of Investment Advisory Agreement for
                                      Berger Mid Cap Growth Fund
(29)    Exhibit 23(d)-5a              Form of Amendment to Mid Cap Growth Fund
                                      Investment Advisory Agreement
(8)     Exhibit 23(d)-6               Form of Investment Advisory Agreement for
                                      Berger Mid Cap Value Fund
(29)    Exhibit 23(d)-6a              Form of Amendment to Mid Cap Value Fund
                                      Investment Advisory Agreement
(9)     Exhibit 23(d)-7               Form of Sub-Advisory Agreement for Berger
                                      Mid Cap Value Fund
(27)    Exhibit 23(d)-8               Form of Investment Advisory Agreement for
                                      Berger Information Technology Fund
(29)    Exhibit 23(d)-8a              Form of Amendment to Berger Information
                                      Technology Fund Investment Advisory
                                      Agreement
(27)    Exhibit 23(d)-9               Form of Sub-Advisory Agreement for Berger
                                      Information Technology Fund
(33)    Exhibit 23(d)-9a              Form of Amendment to Sub-Advisory
                                      Agreement for Berger Information
                                      Technology Fund

N-1A                        EDGAR
Exhibit                     Exhibit
No.                         No.       Name of Exhibit
---------------             -------   ---------------
(33)    Exhibit 23(d)-10              Form of Investment Advisory Agreement for
                                      Berger Large Cap Value Fund
(35)    Exhibit 23(d)-11              Form of Investment Advisory Agreement for
                                      Berger Small Cap Value Fund II
(35)    Exhibit 23(d)-12              Form of Sub-Advisory Agreement for Berger
                                      Small Cap Value Fund II
(37)    Exhibit 23(d)-13              Form of Sub-Advisory Agreement for Berger
                                      Large Cap Value Fund
(10)    Exhibit 23(e)                 Form of Distribution Agreement between the
                                      Trust and Berger Distributors LLC
(33)    Exhibit 23(e)-1               Form of Amendment to Distribution
                                      Agreement between the Trust and Berger
                                      Distributors LLC
        Exhibit 23(f)                 Not applicable
(11)    Exhibit 23(g)-1               Form of Custody Agreement
(32)    Exhibit 23(g)-1a              Form of Assignment from IFTC to State Street
(32)    Exhibit 23(g)-1b              Form of Amendment to Custody Agreement for
                                      Foreign Custody
(33)    Exhibit 23(g)-1c              Form of Global and Domestic Custody Fee Schedule
(32)    Exhibit 23(g)-2               Form of Retirement Custody Agreement
(33)    Exhibit 23(g)-2a              Form of Amendment to Retirement Plan
                                      Custody Agreement
(34)    Exhibit 23(g)-2b              Form of 2nd Amendment to Retirement Plan
                                      Custody Agreement
(12)    Exhibit 23(h)-1               Form of Administrative Services Agreement
                                      for Berger Small Company Growth Fund
(29)    Exhibit 23(h)-1a              Form of Amendment to Berger Small Company
                                      Growth Fund Administrative Services
                                      Agreement
(13)    Exhibit 23(h)-2               Form of Administrative Services Agreement
                                      for Berger New Generation Fund
(29)    Exhibit 23(h)-2a              Form of Amendment to Berger New Generation
                                      Fund Administrative Services Agreement
(14)    Exhibit 23(h)-3               Form of Administrative Services Agreement
                                      for Berger Balanced Fund
(29)    Exhibit 23(h)-3a              Form of Amendment to Berger Balanced Fund
                                      Administrative Services Agreement
(15)    Exhibit 23(h)-4               Form of Administrative Services Agreement
                                      for Berger Select Fund
(29)    Exhibit 23(h)-4a              Form of Amendment to Berger Select Fund
                                      Administrative Services Agreement
(16)    Exhibit 23(h)-5               Form of Administrative Services Agreement
                                      for Berger Mid Cap Growth Fund
(29)    Exhibit 23(h)-5a              Form of Amendment to Berger Mid Cap Growth
                                      Fund Administrative Services Agreement
(17)    Exhibit 23(h)-6               Form of Administrative Services Agreement
                                      for Berger Mid Cap Value Fund

N-1A                        EDGAR
Exhibit                     Exhibit
No.                         No.       Name of Exhibit
---------------             -------   ---------------
(29)    Exhibit 23(h)-6a              Form of Amendment to Mid Cap Value Fund
                                      Administrative Services Agreement
(18)    Exhibit 23(h)-7               Form of Recordkeeping and Pricing Agent
                                      Agreement
(32)    Exhibit 23(h)-7a              Form of Assignment of Recordkeeping and
                                      Pricing Agent Agreement from IFTC to SSB
(33)    Exhibit 23(h)-7b              Form of Fee Schedule for Recordkeeping
                                      and Pricing
(19)    Exhibit 23(h)-8               Form of Agency Agreement
(32)    Exhibit 23(h)-8a              Form of Assignment of Agency Agreement
                                      from IFTC to DST
(27)    Exhibit 23(h)-9               Form of Administrative Services Agreement
                                      for the Berger Information Technology Fund
(29)    Exhibit 23(h)-9a              Form of Amendment to Berger Information
                                      Technology Fund Administrative Services
                                      Agreement
(32)    Exhibit 23(h)-10              Form of Securities Lending Agreement
(33)    Exhibit 23(h)-11              Form of Administrative Services Agreement
                                      for the Berger Large Cap Value Fund
(33)    Exhibit 23(h)-12              Form of Line of Credit Agreement
(35)    Exhibit 23(h)-13              Form of Administrative Services Agreement
                                      for the Berger Small Cap Value Fund II
(35)    Exhibit 23(h)-14              Expense Reimbursement Agreement for Berger
                                      Small Cap Value Fund II
(35)    Exhibit 23(h)-15              Form of Shareholder Services Agreement for
                                      the Service Shares of the Berger Small Cap
                                      Value Fund II
(35)    Exhibit 23(h)-16              Form of Shareowner Servicing Agreement
(37)    Exhibit 23(h)-17              Expense Reimbursement Agreement for Berger
                                      Mid Cap Value Fund
(27)    Exhibit 23(i)-1               Opinion and consent of Davis, Graham &
                                      Stubbs LLP (relating to the Berger
                                      Information Technology Fund)
(28)    Exhibit 23(i)-2               Opinion and consent of Davis, Graham &
                                      Stubbs LLP (relating to the Berger New
                                      Generation Fund -- Institutional Shares
                                      and the Berger Small Company Growth Fund
                                      -- Institutional Shares)
(33)    Exhibit 23(i)-3               Opinion and consent of Davis, Graham &
                                      Stubbs LLP (relating to the Berger Large
                                      Cap Value Fund)
(35)    Exhibit 23(i)-4               Opinion and consent of Davis, Graham &
                                      Stubbs LLP (relating to the Berger Small
                                      Cap Value Fund II)
(37)    Exhibit 23(i)-5               Opinion and consent of Davis, Graham &
                                      Stubbs LLP (relating to the Berger Mid Cap
                                      Value Fund - Institutional Shares)
*       Exhibit 23(j)                 Consent of PricewaterhouseCoopers LLP
        Exhibit 23(k)                 Not applicable
(20)    Exhibit 23(l)                 Investment Letter from Initial Stockholder

N-1A                        EDGAR
Exhibit                     Exhibit
No.                         No.       Name of Exhibit
---------------             -------   ---------------
(21)    Exhibit 23(m)-1               Form of Rule 12b-1 Plan for Berger Small
                                      Company Growth Fund
(22)    Exhibit 23(m)-2               Form of Rule 12b-1 Plan for Berger New
                                      Generation Fund
(23)    Exhibit 23(m)-3               Form of Rule 12b-1 Plan for Berger
                                      Balanced Fund
(24)    Exhibit 23(m)-4               Form of Rule 12b-1 Plan for Berger Select
                                      Fund
(25)    Exhibit 23(m)-5               Form of Rule 12b-1 Plan for Berger Mid Cap
                                      Growth Fund
(26)    Exhibit 23(m)-6               Form of Rule 12b-1 Plan for Berger Mid Cap
                                      Value Fund
(27)    Exhibit 23(m)-7               Form of Rule 12b-1 Plan for the Investor
                                      Shares of the Berger Information
                                      Technology Fund
(28)    Exhibit 23(m)-8               Amended and Restated Rule 12b-1 Plan for
                                      the Investor Shares of the Berger Small
                                      Company Growth Fund
(28)    Exhibit 23(m)-9               Amendment and Restated Rule 12b-1 Plan for
                                      the Investor Shares of the Berger New
                                      Generation Fund
(33)    Exhibit 23(m)-10              Form of 12b-1 Plan for the Investor Shares
                                      of the Berger Large Cap Value Fund
(35)    Exhibit 23(m)-11              Form of 12b-1 Plan for the Investor Shares
                                      of the Berger Small Cap Value Fund II
(35)    Exhibit 23(m)-12              Form of 12b-1 Plan for the Service Shares
                                      of the Berger Small Cap Value Fund II
(37)    Exhibit 23(m)-13              Amended and Restated Rule 12b-1 Plan for
                                      the Investor Shares of the Berger Mid Cap
                                      Value Fund
(27)    Exhibit 23(o)-1               Form of Rule 18f-3 Plan for the Berger
                                      Information Technology Fund
(28)    Exhibit 23(o)-2               Form of Rule 18f-3 Plan for the Berger
                                      Small Company Growth Fund
(28)    Exhibit 23(o)-3               Form of Rule 18f-3 Plan for the Berger New
                                      Generation Fund
(33)    Exhibit 23(o)-4               Form of Rule 18f-3 Plan for the Berger
                                      Large Cap Value Fund
(35)    Exhibit 23(o)-5               Form of Rule 18f-3 Plan for the Berger
                                      Small Cap Value Fund II
(37)    Exhibit 23(o)-6               Form of Rule 18f-3 Plan for the Berger Mid
                                      Cap Value Fund
(29)    Exhibit 23(p)-1               Code of Ethics of the Berger Funds
(33)    Exhibit 23(p)-1a              Amended Code of Ethics of the Berger Funds
(30)    Exhibit 23(p)-2               Code of Ethics of Berger LLC
(32)    Exhibit 23(p)-2a              Amended Code of Ethics of Berger LLC
(33)    Exhibit 23(p)-2b              Amended Code of Ethics of Berger LLC
(36)    Exhibit 23(p)-2c              Amended Code of Ethics of Berger Financial
                                      Group LLC

N-1A                        EDGAR
Exhibit                     Exhibit
No.                         No.       Name of Exhibit
---------------             -------   ---------------
(31)    Exhibit 23(p)-3               Code of Ethics of Berger Distributors LLC
(33)    Exhibit 23(p)-3a              Amended Code of Ethics of Berger
                                      Distributors LLC
(36)    Exhibit 23(p)-3b              Amended Code of Ethics of Berger
                                      Distributors LLC
(32)    Exhibit 23(p)-4               Code of Ethics for Perkins, Wolf,
                                      McDonnell and Company
(32)    Exhibit 23(p)-5               Code of Ethics for Bay Isle Financial
                                      Corporation
(36)    Exhibit 23(p)-5a              Code of Ethics for Bay Isle Financial LLC

---------------------------
*  To be filed with 485(b) filing

Filed previously as indicated below and incorporated herein by reference:

(1) Filed as Exhibit 1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(2) Filed as Exhibit 2 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(3) Filed as Exhibit 5.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(4) Filed as Exhibit 5.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(5) Filed as Exhibit 5.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.

(6) Filed as Exhibit 5.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(7) Filed as Exhibit 5.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(8) Filed as Exhibit 5.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(9) Filed as Exhibit 5.7 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(10) Filed as Exhibit 6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(11) Filed as Exhibit 8 with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, filed November 27, 1995.

(12) Filed as Exhibit 9.2.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(13) Filed as Exhibit 9.2.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(14) Filed as Exhibit 9.2.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.

(15) Filed as Exhibit 9.2.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(16) Filed as Exhibit 9.2.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(17) Filed as Exhibit 9.2.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(18) Filed as Exhibit 9.3 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(19) Filed as Exhibit 9.4 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(20) Filed as Exhibit 10 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(21) Filed as Exhibit 13 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(22) Filed as Exhibit 15.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.

(23) Filed as Exhibit 15.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(24) Filed as Exhibit 15.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.

(25) Filed as Exhibit 15.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(26) Filed as Exhibit 15.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.

(27) Filed as Exhibit number listed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, filed April 16, 1999.

(28) Filed as Exhibit number listed with Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, filed June 15, 1999.

(29) Filed as Exhibit number listed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, filed January 28, 2000.

(30) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Berger Institutional Products Trust, filed April 28, 2000.

(31) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Berger Institutional Products Trust, filed April 28, 2000.

(32) Filed as Exhibit number listed with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A, filed January 26, 2001.

(33) Filed as Exhibit number listed with Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A, filed September 27, 2001.

(34) Filed as Exhibit number listed with Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A, filed January 28, 2002.

(35) Filed as Exhibit number listed with Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A, filed March 25, 2002.

(36) Filed as Exhibit number listed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Berger Institutional Products Trust, filed April 30, 2002.

(37) Filed as Exhibit number listed with Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A, filed May 16, 2002.